BlackRock Liquidity Funds

Prospectus

February 21, 2007

Administration Shares

TempFund

TempCash

Fed Fund

T-Fund

Federal Trust Fund

Treasury Trust Fund

MuniFund

MuniCash

California Money Fund

New York Money Fund

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

Introduction

Welcome to the BlackRock Liquidity Funds Prospectus for Administration Shares.

The Prospectus has been written to provide you with information you need to make an informed decision about whether to invest in Administration Shares of the BlackRock Liquidity Funds (each a “Fund” and collectively the “Funds”). The Funds are advised by BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”).

Each of the Funds offers Administration Shares. Administration Shares are sold to institutions that have entered into servicing agreements with the Funds in connection with their investments.

The Funds are offered to banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers.

1

Risk/Return Summary

Investment Goals:

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Goal
TempFund TempCash FedFund T-Fund Federal Trust Fund Treasury Trust Fund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniFund MuniCash	Each Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with liquidity and stability of principal.

Except for MuniFund and MuniCash, the investment goal of each Fund may be changed by the Funds’ Board of Trustees without shareholder approval.

2

Principal Investment Strategies:

Each Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

TempFund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements secured by such obligations.

TempCash

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements secured by such obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations.

FedFund

Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured by such obligations.

T-Fund

Under normal circumstances, T-Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements secured by direct Treasury obligations.

Federal Trust Fund

Under normal circumstances, Federal Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income from which, under current federal law, generally may not be subject to state income tax.

Treasury Trust Fund

Under normal circumstances, Treasury Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, such as Treasury bills, notes and trust receipts. Because the Fund invests exclusively in direct U.S. Treasury obligations, investors may benefit from income tax exclusions or exemptions that are available in certain states and localities.

MuniFund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (collectively, “Municipal Obligations”), the income from which is exempt from regular federal income tax; or (ii) so that at least 80% of the income

3

distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax.

MuniCash

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Municipal Obligations, the income from which is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax.

California Money Fund

The California Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in California Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from the interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of California (“California Municipal Obligations”) are exempt from regular federal and California State personal income tax. California Municipal Obligations include municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax.

New York Money Fund

The New York Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in New York Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from interest on obligations that is exempt from taxation under the Constitution or statutes of New York (“New York Municipal Obligations”) are exempt from regular federal, New York State and New York City personal income tax. New York Municipal Obligations include municipal securities issued by the State of New York and its political subdivisions, as well as certain non-New York governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax.

4

Principal Risks of Investing:

All Funds

Although each Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. Each Fund is also subject to risks related to changes in prevailing interest rates, since generally a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

The following Funds are also subject to additional principal risks:

TempCash

Because of its concentration in the financial services industry, TempCash will be exposed to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. In addition, securities issued by foreign entities, including foreign banks and corporations may involve additional risks. Examples of these risks are the lack of available public information about the foreign issuer, and international economic or political developments which could affect the payment of principal and interest when due.

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund

Securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Funds.

Federal Trust Fund and Treasury Trust Fund may not enter into repurchase transactions. As a result, they may from time to time engage in portfolio trading for liquidity purposes. In selling securities prior to maturity, the Funds may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a particular state that imposes an income tax should determine through consultation with their own tax advisors whether such interest income, when distributed by the Funds, will be considered by the state to have retained exempt status, and whether the Funds’ capital gain and other income, if any, when distributed will be subject to the state’s income tax.

MuniCash

Although MuniCash intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax.

5

California Money Fund and New York Money Fund

The California Money and New York Money Funds are non-diversified. This means that each Fund may invest a greater percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. The California Money and New York Money Funds also concentrate their investments in California Municipal Obligations and New York Municipal Obligations, respectively. Accordingly, each Fund may experience greater fluctuations in NAV and may have greater risk of loss.

Dividends derived from interest on Municipal Obligations other than California Municipal Obligations or New York Municipal Obligations are exempt from regular federal income tax but are subject to California State personal income tax or New York State and New York City income taxes, respectively.

6

Performance Information

The Bar Charts below indicate the risks of investing in Administration Shares of each Fund by showing how the performance of Administration Shares of each Fund has varied from year to year; and by showing the average annual return for Administration Shares of each Fund. The Tables show the average annual return for the 1, 5 and 10 year, or since inception, periods for the Administration Shares of each Fund. The Bar Charts and the Tables assume reinvestment of dividends and distributions. The past performance of each Fund does not necessarily indicate how it will perform in the future.

Best Quarter	Worst Quarter
1.29%	0.21%
(12/31/06)	(06/30/04)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	Since Inception (April 4, 2002)

TempFund Administration Shares	4.90%	2.36%

7-Day Yield As of December 31, 2006

TempFund Administration Shares	5.10%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

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Best Quarter	Worst Quarter
1.29%	1.06%
(12/31/06)	(03/31/06)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	Since Inception (November 15, 2005)

TempCash Administration Shares	4.83%	4.91%

	7-Day Yield As of December 31, 2006

TempCash Administration Shares		5.10%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

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Best Quarter	Worst Quarter
1.27%	0.53%
(12/31/06)	(03/31/05)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	Since Inception (November 10, 2004)

FedFund Administration Shares[1]	4.83%	3.77%[1]

7-Day Yield As of December 31, 2006

FedFund Administration Shares	5.02%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]

No FedFund Administration shares were outstanding during the periods November 1, 2004 to November 9, 2004 and November 19, 2004 through July 5, 2005. For these periods, the performance of the Fund’s Administration Shares is based on the returns of the Fund’s Institutional Shares and is adjusted to reflect the different expenses borne by the Fund’s Administration Shares.

9

Best Quarter	Worst Quarter
1.26%	0.18%
(12/31/06)	(06/30/04)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	Since Inception (April 9, 2002)

T-Fund Administration Shares	4.76%	2.25%

7-Day Yield As of December 31, 2006

T-Fund Administration Shares	4.88%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

10

Best Quarter	Worst Quarter
1.56%	0.15%
(09/30/00)	(03/31/04)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	5 Years	10 Years

Federal Trust Fund Dollar Shares[1]	4.63%	2.09%	3.50%

7-Day Yield As of December 31, 2006

Federal Trust Fund Dollar Shares[1]	4.83%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]

Because the Administration Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Administration Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

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Best Quarter	Worst Quarter
1.20%	0.17%
(12/31/06)	(06/30/04)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	Since Inception (May 30, 2002)

Treasury Trust Fund Administration Shares	4.52%	2.13%[1]

7-Day Yield As of December 31, 2006

Treasury Trust Fund Administration Shares	4.66%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]

No Treasury Trust Administration Shares were outstanding during the period October 3, 2003 through May 24, 2004. For this period, the performance of the Fund’s Administration Shares is based on the returns of the Fund’s Institutional Shares and is adjusted to reflect the different expenses borne by the Fund’s Administration Shares.

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Best Quarter	Worst Quarter
0.84%	0.16%
(12/31/06)	(09/30/03)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	Since Inception (April 18, 2002)

MuniFund Administration Shares	3.18%	1.69%[1]

7-Day Yield As of December 31, 2006

MuniFund Administration Shares	3.57%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]

No MuniFund Administration Shares were outstanding during the period October 7, 2003 through May 16, 2004. For this period, the performance of the Fund’s Administration Shares is based on the returns of the Fund’s Institutional Shares and is adjusted to reflect the different expenses borne by the Fund’s Administration Shares.

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Best Quarter	Worst Quarter
1.01%	0.14%
(12/31/00)	(09/30/03)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	5 Years	10 Years

MuniCash Dollar Shares[1]	3.08%	1.59%	2.39%

	7-Day Yield As of December 31, 2006

MuniCash Administration Shares	3.62%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]

Because the Administration Shares of the Fund do not yet have a full calendar year of performance, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Administration Shares of the Fund should have returns that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

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Best Quarter	Worst Quarter
0.81%	0.38%
(12/31/06)	(03/31/05)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	Since Inception (June 18, 2004)

California Money Fund Administration Shares	3.12%	2.29%

7-Day Yield As of December 31, 2006

California Money Fund Administration Shares	3.48%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

15

Best Quarter	Worst Quarter
0.83%	0.38%
(12/31/06)	(03/31/05)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	Since Inception (June 18, 2004)

New York Money Fund Administration Shares	3.19%	2.32%

	7-Day Yield As of December 31, 2006

New York Money Fund Administration Shares	3.56%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

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Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of each of the Funds.

TempFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Administration Shares

Management Fees[1]	0.18%

Other Expenses	0.12%
Shareholder Servicing Fees		0.10%
Miscellaneous[1]		0.02%

Total Annual Fund Operating Expenses	0.30%
Fee Waiver and Expense Reimbursement	(0.02)%

Net Annual Fund Operating Expenses[1]	0.28%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.18%.

TempCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Administration Shares

Management Fees[1]	0.21%

Other Expenses	0.12%
Shareholder Servicing Fees		0.10%
Miscellaneous[1]		0.02%

Total Annual Fund Operating Expenses	0.33%
Fee Waiver and Expense Reimbursement	(0.05)%

Net Annual Fund Operating Expenses[1]	0.28%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.18%.

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FedFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Administration Shares

Management Fees[1]	0.25%

Other Expenses	0.13%
Shareholder Servicing Fees		0.10%
Miscellaneous[1]		0.03%

Total Annual Fund Operating Expenses	0.38%
Fee Waiver and Expense Reimbursement	(0.08)%

Net Annual Fund Operating Expenses[1]	0.30%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

T-Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Administration Shares

Management Fees[1]	0.24%

Other Expenses	0.12%
Shareholder Servicing Fees		0.10%
Miscellaneous[1]		0.02%

Total Annual Fund Operating Expenses	0.36%
Fee Waiver and Expense Reimbursement	(0.06)%

Net Annual Fund Operating Expenses[1]	0.30%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

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Federal Trust Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Administration Shares

Management Fees[1]	0.28%

Other Expenses	0.18%
Shareholder Servicing Fees		0.10%
Miscellaneous[1]		0.08%

Total Annual Fund Operating Expenses	0.46%
Fee Waiver and Expense Reimbursement	(0.16)%

Net Annual Fund Operating Expenses[1]	0.30%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

Treasury Trust Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Administration Shares

Management Fees[1]	0.28%

Other Expenses	0.13%
Shareholder Servicing Fees		0.10%
Miscellaneous[1]		0.03%

Total Annual Fund Operating Expenses	0.41%
Fee Waiver and Expense Reimbursement	(0.11)%

Net Annual Fund Operating Expenses[1]	0.30%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

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MuniFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Administration Shares

Management Fees[1]	0.31%

Other Expenses	0.12%
Shareholder Servicing Fees		0.10%
Miscellaneous[1]		0.02%

Total Annual Fund Operating Expenses	0.43%
Fee Waiver and Expense Reimbursement	(0.13)%

Net Annual Fund Operating Expenses[1]	0.30%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

MuniCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Administration Shares

Management Fees[1]	0.33%

Other Expenses	0.13%
Shareholder Servicing Fees		0.10%
Miscellaneous[1]		0.03%

Total Annual Fund Operating Expenses	0.46%
Fee Waiver and Expense Reimbursement	(0.16)%

Net Annual Fund Operating Expenses[1]	0.30%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

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California Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Administration Shares

Management Fees[1]	0.37%

Other Expenses	0.13%
Shareholder Servicing Fees		0.10%
Miscellaneous[1]		0.03%

Total Annual Fund Operating Expenses	0.50%
Fee Waiver and Expense Reimbursement	(0.20)%

Net Annual Fund Operating Expenses[1]	0.30%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

New York Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Administration Shares

Management Fees[1]	0.38%

Other Expenses	0.13%
Shareholder Servicing Fees		0.10%
Miscellaneous[1]		0.03%

Total Annual Fund Operating Expenses	0.51%
Fee Waiver and Expense Reimbursement	(0.21)%

Net Annual Fund Operating Expenses[1]	0.30%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

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Example

This Example is intended to help you compare the cost of investing in the Funds’ Administration Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Administration Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds’ Administration Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years

TempFund	$29	$94	$167	$379

TempCash	$29	$101	$180	$413

FedFund	$31	$114	$205	$473

T-Fund	$31	$110	$196	$450

Federal Trust Fund	$31	$131	$242	$564

Treasury Trust Fund	$31	$121	$219	$507

MuniFund	$31	$125	$228	$530

MuniCash	$31	$131	$242	$564

California Money Fund	$31	$140	$260	$609

New York Money Fund	$31	$142	$264	$620

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MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISKS

Investment Strategies

Each Fund’s investment goal is described under the Risk/Return Summary. The following is additional information concerning the investment strategies of the Funds.

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

TempFund, TempCash and MuniFund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

■

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) (for TempFund, by all NRSROs that rate a security), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

■	securities that are issued or guaranteed by a person with such ratings;

■	securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

■	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

■	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

MuniCash, California Money Fund and New York Money Fund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

■

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

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■	securities that are issued or guaranteed by a person with such ratings;

■	securities without such ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

■	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

■	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

TempFund, TempCash, MuniFund and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of a Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Substantially all of the Funds’ assets are invested in Municipal Obligations. The California Money Fund and New York Money Fund expect that they will invest at least 80% of their respective net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus. The Statement of Additional Information also describes the Funds’ policies and procedures concerning the disclosure of their portfolio holdings.

Asset-Backed Obligations.  TempFund and TempCash.  Each Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets. TempCash may also invest in collateralized mortgage obligations (“CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

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Bank Obligations.  TempFund and TempCash.  Each Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Each Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. TempFund may also invest in obligations of foreign banks or foreign branches of U.S. banks where the Adviser deems the instrument to present minimal credit risk while TempCash may invest substantially in such obligations.

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Commercial Paper.  TempFund and TempCash.  Each Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements. In addition, commercial paper purchased by TempCash may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Funding Agreements.  TempFund and TempCash.  Each Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Illiquid Securities.  TempFund, TempCash, FedFund, T-Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund.  No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies’ expenses will be borne by the Fund’s shareholders.

Loan Participations.  TempFund and TempCash.  Each Fund may invest in loan participations.

Master Demand or Term Notes.  TempFund and TempCash.  A Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations

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or other entities. A master demand or term note typically permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that a Fund could not directly hold.

Municipal Obligations.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities and “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund may purchase Municipal Obligations subject to the federal alternative minimum tax, MuniFund, California Money Fund and New York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund and TempCash.  In addition, TempFund and TempCash may, when deemed appropriate by the Adviser in light of their respective investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BIMC. Collateral for a repurchase agreement may also include other types of securities that a Fund could not hold directly without the repurchase obligation.

Reverse Repurchase Agreements and Securities Lending.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Each Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest

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on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Stand-by Commitments.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in their respective portfolios. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

RISKS

The principal risks of investing in each Fund are described above in the Risk/Return Summary. The following supplements that description.

Concentration.  TempCash, California Money Fund and New York Money Fund.  A substantial part of TempCash’s portfolio, 25% or more, may be comprised of securities issued by companies in the financial services industry. In addition, a substantial part of the portfolios of the California Money Fund and New York Money Fund may be comprised of securities issued by the State of California and the State of New York, respectively. As a result, these Funds will be more susceptible to any economic, business, political or other developments which generally affect these sectors.

Credit Risk.  All Funds.  The risk that an issuer will be unable to make principal and interest payments when due is known as “credit risk.” U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with Municipal Obligations and corporate debt securities presenting somewhat higher credit risk. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an

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NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Foreign Exposure.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk.  All Funds.  Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of a Fund’s assets may not enable the Fund to maintain a stable NAV of $1.00 per share.

Leverage Risk.  All Funds.  Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of a Fund’s investment portfolio. The Funds do not currently intend to employ investment strategies that involve leverage risk.

Liquidity.  All Funds.  The risk that a Fund will be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Municipal Obligations.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  In making investments, each Fund and the Adviser will rely on issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel for their opinions on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, a Fund and its shareholders could be subject to substantial tax liabilities.

Tax Risk.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Although the Funds intend to invest primarily in securities the interest of which is exempt from federal tax, the Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect a Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

U.S. Government Obligations.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association);

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other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Special Risks Affecting the California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of California (excluding certain bonds separately supported by a special sales tax) are currently rated “A+” and “A1,” respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives, as well as economic developments affecting California, could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Special Risks Affecting the New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio. Financial and other considerations relating to the Fund’s investments in New York Municipal Obligations are summarized in the Statement of Additional Information.

Certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Fund) have historically experienced serious financial difficulties. These difficulties have historically jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and fewer markets for their outstanding debt obligations. However, strong demand for New York Municipal Obligations has at times had the effect of permitting New York Municipal Obligations to be issued with yields relatively lower, and after issuance,

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to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by certain issuers of New York Municipal Obligations could result in defaults or declines in the market values of those issuers’ existing obligations and, possibly, in the obligations of other issuers of New York Municipal Obligations. Although as of the date of this Prospectus, no issuers of New York Municipal Obligations are in default with respect to the payment of their Municipal Obligations, the occurrence of any such default could affect adversely the market values and marketability of all New York Municipal Obligations and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of New York are currently rated AA and Aa3, respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

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Management of the Funds

Investment Adviser

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with over $1 trillion of assets under management as of December 31, 2006. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc. (“PNC”) and Merrill Lynch & Co., Inc.

On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.’s investment management business combined with that of BlackRock, Inc. to create a new independent company that is one of the world’s largest asset management firms. The combined company offers a full range of equity, fixed income, cash management and alternative investment products with strong representation in both retail and institutional channels, in the United States and in non-U.S. markets. The new company has over 4,500 employees in 18 countries and a major presence in most key markets, including the United States, the United Kingdom, Asia, Australia, the Middle East and Europe.

Under a management agreement (“Management Agreement”) with the Trust, BIMC manages each Fund and is responsible for all purchases and sales of the Funds’ securities as investment adviser, and also provides administrative and accounting services, assisting in supervising all aspects of the Funds’ operations, other than those services to be performed by the Funds’ custodian, distributor and transfer agent or provided under the Funds’ shareholder service and distribution plans. For the services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund’s average net assets. Under the Management Agreement, BIMC is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BIMC has engaged PFPC Inc. (“PFPC”) to provide administrative services to the Funds. Any fees payable to the sub-administrator do not affect the fees payable by the Funds to BIMC.

Prior to February 21, 2006, BIMC managed each Fund under an advisory agreement (the “Prior Advisory Agreement”) and BIMC and PFPC provided administrative services to the Funds, as co-administrators under an administration agreement (the “Prior Administration Agreement”). The fees payable by the Funds under the Management Agreement with BIMC are higher than the advisory fee rates payable under the Prior Advisory Agreement, but equal to the total of advisory fees payable under the Prior Advisory Agreement plus fees payable for administrative services under the Prior Administration Agreement. As a result, in the table below the Management Fees received by BIMC for the period from November 1, 2005 to

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February 21, 2006 have been restated to include the advisory fee paid to BIMC as well as the administration fee received by BIMC and PFPC under the Prior Advisory and Prior Administration Agreements.

BIMC has contractually agreed to waive some fees otherwise payable to it and reimburse certain expenses. Any fees waived and any expenses reimbursed by BIMC with respect to a particular fiscal year are not recoverable. Through February 28, 2007, BIMC contractually agreed to waive some fees otherwise payable to it and reimburse certain expenses. For the fiscal year ended October 31, 2006, the Funds paid BIMC the following management fees, net of waivers, as a percentage of each Fund’s average daily net assets:

Fund	Management Fees Received by BIMC

TempFund	0.16%

TempCash	0.16%

FedFund	0.17%

T-Fund	0.18%

Federal Trust Fund	0.12%

Treasury Trust Fund	0.17%

MuniFund	0.18%

MuniCash	0.17%

California Money Fund	0.17%

New York Money Fund	0.17%

The services provided by BIMC are described further in the Statement of Additional Information under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the annual report to shareholders for the period ended October 31, 2006.

BIMC, BlackRock Distributors, Inc. (the Funds’ distributor) and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds. In addition, BIMC, the distributor and/or their affiliates are permitted to make payments relating to distribution and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Funds). BIMC, the distributor and/or their affiliates may pay affiliated and unaffiliated Service Organizations (as defined below) compensation for the sale and distribution of shares of the Funds or for other services to the Funds and shareholders. These payments (“Additional Payments”) would be in addition to Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Service Organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization. The aggregate amount of Additional Payments may be substantial. The Additional Payments may

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include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Service Organization, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Service Organization for details about Additional Payments it may receive. For more information on Additional Payments, see the Statement of Additional Information.

Conflicts of Interest

The investment activities of BIMC and its affiliates in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage a Fund and its shareholders. BIMC and its affiliates provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BIMC and its affiliates (including, for these purposes, BIMC, Merrill Lynch & Co., Inc., BlackRock, Inc., PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)), are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, financer, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities and instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. The Funds may also purchase certain securities through broker-dealer Affiliates, subject to certain conditions set forth in the Statement of Additional Information. One or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of a Fund and/or that engage in and compete for transactions in the same types of securities and instruments as the Funds. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by Funds and may result in an Affiliate having positions that are adverse to those of the Funds. No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Fund for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that Funds could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by an Affiliate or Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate-advised clients or BIMC may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate has or is trying to

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develop investment banking relationships or in which an Affiliate has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate provides or may some day provide research coverage. An Affiliate may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds.

The activities of BIMC or its Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BIMC has adopted policies and procedures designed to address these potential conflicts of interest. See the Statement of Additional Information for further information.

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Shareholder Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

(Value of Assets of a Class)
NAV	=	- (Liabilities of the Class)
Number of Outstanding Shares of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PFPC each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday. The NAV of each Fund, except TempFund, TempCash, FedFund and T-Fund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempFund, TempCash, FedFund and T-Fund normally is determined as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit when the NYSE, bond markets or the Federal Reserve Bank of Philadelphia closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board of Trustees of the Funds may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call 1-800-821-7432.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware: 302-797-2350), through the Funds’ internet-based order entry program; or by such other electronic means as the Funds agree to in their sole discretion.

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The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Administration Shares. A purchase order will be executed by PFPC on the Business Day that it is received only if the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Administration Shares.

Fund	Deadline (Eastern time)

TempFund*	5:30 p.m.

TempCash*	5:30 p.m.

FedFund*	5:00 p.m.

T-Fund*	5:30 p.m.

Federal Trust Fund	2:30 p.m.

Treasury Trust Fund	2:30 p.m.

MuniFund	2:30 p.m.

MuniCash	2:30 p.m.

California Money Fund	1:00 p.m.

New York Money Fund	1:00 p.m.

*	Purchase orders for TempFund, TempCash, FedFund and T-Fund Administration Shares placed after 3:00 p.m. Eastern time may only be transmitted by telephone. The Funds reserve the right to limit the amount of such orders or to reject an order for any reason.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Bond Market Association) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Typically, the deadline for purchases of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 821-7432 for specific information.

Payment for Administration Shares of a Fund may be made only in federal funds or other immediately available funds. The minimum initial investment by an institution for Administration Shares is $5,000. (However, institutional investors may set a higher minimum for their customers.) There is no minimum subsequent investment. The Funds reserve the right to vary or waive the minimum and subsequent investment requirements.

Administration Shares of the Funds are sold without a sales charge. Institutional investors purchasing or holding Administration Shares of the Funds for their customer accounts may charge customer fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with an institution before purchasing Administration Shares of the Funds. An institution purchasing

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Administration Shares of a Fund on behalf of its customers is responsible for transmitting orders to the Fund in accordance with its customer agreements.

Redemption of Shares

Redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware in the manner described under “Purchase of Shares.”

Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below. If redemption orders are received by PFPC on a Business Day by the established deadlines, payment for redeemed Fund shares will be wired in federal funds on that same day. If you purchased shares through a financial intermediary, the financial intermediary may have its own earlier deadlines for the receipt of the redemption order. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. Also, a Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Fund	Deadline (Eastern time)

TempFund*	5:30 p.m.

TempCash*	5:30 p.m.

FedFund*	5:00 p.m.

T-Fund*	5:30 p.m.

Federal Trust Fund	2:30 p.m.

Treasury Trust Fund	2:30 p.m.

MuniFund**	1:00 p.m.

MuniCash**	1:00 p.m.

California Money Fund**	1:00 p.m.

New York Money Fund**	1:00 p.m.

*	Redemption orders for TempFund, TempCash, FedFund and T-Fund Administration Shares placed after 3:00 p.m. Eastern time may only be transmitted by telephone. Shareholders placing orders through a financial intermediary are responsible for making certain that their financial intermediary communicates the order to the Fund’s office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.
**	Redemption orders for MuniFund, MuniCash, California Money Fund and New York Money Fund Administration Shares placed between 12:00 Noon and 1:00 p.m. Eastern time may only be transmitted by telephone. Shareholders placing orders through a financial intermediary are responsible for making certain that their financial intermediary communicates the order to the Fund’s office no later than the stated deadline. Such orders are limited to a maximum of $10 million per institution per Fund. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Bond Market Association) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Typically, the deadline for redemption of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 821-7432 for specific information.

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The Funds shall have the right to redeem shares in any Administration Share account if the value of the account is less than $5,000 (other than due to market fluctuations), after 60-days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Administration Share account to $5,000 or more, no such redemption shall take place. If a shareholder’s Administration Share account falls below an average of $5,000 in any particular calendar month, the account may be charged an account maintenance fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Administration Shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Conflict of interest restrictions may apply to an institution’s receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Administration Shares. (See also “Management of the Fund—Service Organizations,” as described in the Statement of Additional Information.) Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Administration Shares.

Additional Purchase and Redemption Information

The Funds’ Board of Trustees has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally are used for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Administration Shareholder Services Plan

Institutional investors, such as banks, savings and loan associations and other financial institutions, including affiliates of PNC (“Service Organizations”), may purchase Administration Shares. Pursuant to a Shareholder Services Plan adopted by the Funds’ Board of Trustees, the Funds will enter into an agreement with each Service Organization which purchases Administration Shares. The agreement will require the Service Organization to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.10% (on an annualized basis) of the average daily net asset value of the Administration Shares held by the Service Organization. Such services are described more fully in the Statement of Additional Information under “Management of the Fund—Service Organizations.” Under the terms of the agreements, Service Organizations are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Administration Shares.

38

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by wire transfer, or by check if requested in writing by the shareholder, within five business days after the end of the month or within five business days after a redemption of all of a shareholder’s shares of a particular class.

Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvested dividends are available for redemption on the following Business Day. Reinvestment elections, and any revocations thereof, must be made in writing to PFPC, the Funds’ transfer agent, at P.O. Box 8950, Wilmington, Delaware 19885 and will become effective after its receipt by PFPC with respect to dividends paid.

Federal Taxes

Distributions paid by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniFund, MuniCash, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniFund, MuniCash, California Money Fund and New York Money Fund. Because these Funds’ pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

39

The Funds will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable dividends or gross sale proceeds paid to any shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. For distributions attributable to Fund taxable years beginning before January 1, 2008, nonresident aliens, foreign corporations and other foreign investors in a Fund will generally be exempt from U.S. federal income tax on Fund distributions attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such capital gain distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of each Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California State personal income tax, provided that at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year consists of exempt-interest obligations, and the dividends are designated as exempt-interest dividends in a written notice mailed to the shareholders within 60 days of the close of the Fund’s taxable year. However, dividends paid to corporate shareholders subject to California State franchise tax or California State corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California State personal income tax. Moreover, to the extent that the Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California State personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the California Money Fund generally will not be deductible for California State personal income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Code and (2) are attributable to interest on New York Municipal

40

Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of the New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see Federal Taxes above.

*        *        *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distribution to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV with respect to all distributions received from a Fund. PFPC, as transfer agent, will send each of the Funds’ shareholders, or their authorized representatives, an annual statement designating the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send the shareholders of the California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the Statement of Additional Information.

41

Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of the Administration Shares of each Fund for the past five years or since inception, whichever is shorter. Some of this information reflects financial information for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the periods ended October 31, 2004, 2005 and 2006 has been audited by the Funds’ independent registered public accountants, Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for the Funds’ prior fiscal periods were audited by the Funds’ former independent registered public accountants. The former accountants’ reports on those financial highlights expressed an unqualified opinion.

TempFund Administration Shares

The table below sets forth selected financial data for a TempFund Administration Share outstanding throughout each period presented.

	Year Ended October 31,				For the Period April 4, 2002² through October 31,
	2006	2005	2004	2003¹	2002¹
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0460	$0.0267	$0.0099	$0.0103	$0.0095

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0460)	$(0.0267)	$(0.0099)	$(0.0103)	$(0.0095)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return³	4.70%	2.70%	0.99%	1.04%	1.66%[4]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$1,763,132	$1,261,354	$1,200,346	$330	$124
Ratio of Expenses to Average Daily Net Assets	0.28%	0.28%	0.28%	0.28%	0.28%[5]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.28%	0.28%	0.28%	0.28%	0.28%[5]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.30%	0.31%	0.31%	0.30%	0.29%[5]
Ratio of Net Investment Income to Average Daily Net Assets	4.65%	2.71%	1.25%	1.00%	1.62%[5]

[1]	Audited by other auditors.
[2]	Commencement of operations of share class.
[3]	Past performance is no guarantee of future results.
[4]	Not annualized.
[5]	Annualized.

42

TempCash Administration Shares

The table below sets forth selected financial data for a TempCash Administration Share outstanding throughout the period presented.

For the Period November 15, 2005¹ through October 31,
2006[2]
Net Asset Value, Beginning of Period	$1.00

Income from Investment Operations:
Net Investment Income	$0.0301

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0301)

Net Asset Value, End of Period	$1.00

Total Return[3]	3.04%[4]
Ratios/Supplemental Data:
Net Assets, End of Period $(000)	$25,461
Ratio of Expenses to Average Daily Net Assets	0.28%[5]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.28%[5]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.34%[5]
Ratio of Net Investment Income to Average Daily Net Assets	5.01%[5]

¹	Commencement of operations of share class.
[2]	There were no Administration shares outstanding during the period November 25, 2005 to March 30, 2006.
[3]	Past performance is no guarantee of future results.
[4]	Not Annualized.
[5]	Annualized.

FedFund Administration Shares

The table below sets forth selected financial data for a FedFund Administration Share outstanding throughout each period presented.

	Year Ended October 31,	For the Period November 10, 2004[1,2] through October 31,
	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00

Income from Investment Operations:
Net investment Income	$0.0453	$0.0110

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0453)	$(0.0110)

Net Asset Value, End of Period	$1.00	$1.00

Total Return[3]	4.63%	1.10%[4]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$83,069	$43,480
Ratio of Expenses to Average Daily Net Assets	0.30%	0.30%[5]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.30%	0.30%[5]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.38%	0.39%[5]
Ratio of Net Investment Income to Average Daily Net Assets	4.67%	2.63%[5]

¹	Commencement of operations of share class.
²	There were no Administration Shares outstanding during the period November 1, 2004 to November 9, 2004 and November 19, 2004 to July 5, 2005.
[3]	Past performance is no guarantee of future results.
[4]	Not annualized.
[5]	Annualized.

43

T-Fund Administration Shares

The table below sets forth selected financial data for a T-Fund Administration Share outstanding throughout each period presented.

	Year Ended October 31,				For the Period April 9, 2002[2] through October 31,
	2006	2005	2004	2003[1]	2002[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0446	$0.0250	$0.0088	$0.0096	$0.0089

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0446)	$(0.0250)	$(0.0088)	$(0.0096)	$(0.0089)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	4.55%	2.53%	0.89%	0.96%	1.58%[4]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$15,574	$19,832	$201	$142	$185,529
Ratio of Expenses to Average Daily Net Assets	0.30%	0.30%	0.30%	0.30%	0.30%[5]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.30%	0.30%	0.30%	0.30%	0.30%[5]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.37%	0.37%	0.39%	0.37%	0.37%[5]
Ratio of Net Investment Income to Average Daily Net Assets	4.47%	2.98%	0.90%	0.98%	1.55%[5]

[1]	Audited by other auditors.
[2]	Commencement of operations of share class.
[3]	Past performance is no guarantee of future results.
[4]	Not annualized.
[5]	Annualized.

Federal Trust Fund Dollar Shares

Federal Trust Fund Administration Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a Federal Trust Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2006	2005	2004	2003¹	2002¹
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0434	$0.0238	$0.0076	$0.0081	$0.0158

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0434)	$(0.0238)	$(0.0076)	$(0.0081)	$(0.0158)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	4.42%	2.41%	0.77%	0.81%	1.59%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$37,625	$18,857	$7,835	$4,555	$4,675
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.44%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.45%	0.45%	0.44%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.60%	0.63%	0.60%	0.60%	0.53%
Ratio of Net Investment Income to Average Daily Net Assets	4.34%	2.55%	0.80%	0.80%	1.64%

¹	Audited by other auditors.
²	Past performance is no guarantee of future results.

44

Treasury Trust Fund Administration Shares

The table below sets forth selected financial data for a Treasury Trust Fund Administration Share outstanding throughout each period presented.

	Year Ended October 31,		For the Period May 25, 2004[1] through October 31,	For the Period November 1, 2002 through October 2,	For the Period May 30, 2002 through October 31,
	2006	2005	2004	2003[1,2]	2002[2]
Net Asset Value, Beginning Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0421	$0.0234	$0.0043	$0.0083	$0.0063

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0421)	$(0.0234)	$(0.0043)	$(0.0083)	$(0.0063)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	4.29%	2.37%	0.44%[4]	0.91%[4]	1.49%[4]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$113,067	$154,211	$141,449	—	$33,255
Ratio of Expenses to Average Daily Net Assets	0.30%	0.30%	0.30%[5]	0.30%[5]	0.30%[5]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.30%	0.30%	0.30%[5]	0.30%[5]	0.30%[5]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.41%	0.41%	0.40%[5]	0.42%[5]	0.42%[5]
Ratio of Net Investment Income to Average Daily Net Assets	4.16%	2.36%	1.04%[5]	0.91%[5]	1.49%[5]

[1]	There were no Administration Shares outstanding during the period October 3, 2003 to May 24, 2004.
[2]	Audited by other auditors.
[3]	Past performance is no guarantee of future results.
[4]	Not annualized.
[5]	Annualized.

45

MuniFund Administration Shares

The table below sets forth selected financial data for a MuniFund Administration Share outstanding throughout each period presented.

	Year Ended October 31,		For the Period May 17, 2004[1] through October 31,	For the Period November 1, 2002 through October 6,	For the Period April 18, 2002[3] through October 31,
	2006	2005	2004	2003[1,2]	2002[2]
Net Asset Value, Beginning Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0302	$0.0189	$0.0044	$0.0081	$0.0069

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0302)	$(0.0189)	$(0.0044)	$(0.0081)	$(0.0069)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]	3.07%	1.91%	0.44%[5]	0.87%[5]	1.28%[5]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$371,211	$516,607	$437,590	—	$13,051
Ratio of Expenses to Average Daily Net Assets	0.30%	0.30%	0.30%[6]	0.30%[6]	0.30%[6]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.30%	0.29%	0.30%[6]	0.29%[6]	0.29%[6]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.43%	0.43%	0.43%[6]	0.45%[6]	0.47%[6]
Ratio of Net Investment Income to Average Daily Net Assets	3.01%	1.90%	1.01%[6]	0.90%[6]	1.27%[6]

[1]	There were no Administration Shares during the period October 7, 2003 to May 16, 2004.
[2]	Audited by other auditors.
[3]	Commencement of operations of share class.
[4]	Past performance is no guarantee of future results.
[5]	Not annualized.
[6]	Annualized.

46

MuniCash Administration Shares

The table below sets forth selected financial data for a MuniCash Administration Share outstanding throughout the period presented.

For the Period September 28, 2006[1] through October 31,
2006
Net Asset Value, Beginning of Period	$1.00

Income from Investment Operations:
Net Investment Income	$0.0031

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0031)

Net Asset Value, End of Period	$1.00

Total Return[2]	0.31%[3]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$443
Ratio of Expenses to Average Daily Net Assets	0.30%[4]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.30%[4]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.46%[4]
Ratio of Net Investment Income to Average Daily Net Assets	3.02%[4]

[1]	Commencement of operations of share class.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.

California Money Fund Administration Shares

The table below sets forth selected financial data for a California Money Fund Administration Share outstanding throughout each period presented.

	Year Ended October 31,		For the period June 18, 2004[1] through October 31,
	2006	2005	2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0298	$0.0187	$0.0037

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0298)	$(0.0187)	$(0.0037)

Net Asset Value, End of Period	$1.00	$1.00	$1.00

Total Return[2]	3.02%	1.89%	0.37%[3]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$5,013	$3,898	$1,738
Ratio of Expenses to Average Daily Net Assets	0.30%	0.30%	0.30%[4]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.30%	0.30%	0.30%[4]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.50%	0.51%	0.51%[4]
Ratio of Net Investment Income to Average Daily Net Assets	2.99%	1.98%	1.00%[4]

[1]	Commencement of operations of share class.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.

47

New York Money Fund Administration Shares

The table below sets forth selected financial data for a New York Money Fund Administration Share outstanding throughout each period presented.

	Year Ended October 31,		For the Period June 18, 2004[1] through October 31,
	2006	2005	2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0304	$0.0187	$0.0035

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0304)	$(0.0187)	$(0.0035)

Net Asset Value, End of Period	$1.00	$1.00	$1.00

Total Return[2]	3.08%	1.89%	0.35%[3]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$16,125	$16,394	$21,890
Ratio of Expenses to Average Daily Net Assets	0.30%	0.30%	0.30%[4]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.30%	0.30%	0.30%[4]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.51%	0.51%	0.51%[4]
Ratio of Net Investment Income to Average Daily Net Assets	3.04%	1.84%	0.94%[4]

[1]	Commencement of operations of share class.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.

48

HOW TO CONTACT BLACKROCK LIQUIDITY FUNDS

For purchases and redemption orders only call: 1-800-441-7450

For yield information call: 1 800-821-6006

Administration Shares	Fund Code
TempFund	H1
TempCash	H6
FedFund	U4
T-Fund	N1
Federal Trust Fund	U6
Treasury Trust Fund	N6
MuniFund	K1
MuniCash	K6
California Money Fund	R1
New York Money Fund	R6

For other information call: 1-800-821-7432 or visit our website at www.blackrock.com.

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, DE 19809

Not a Part of Prospectus

BLACKROCK PRIVACY PRINCIPLES

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Where to Find More Information

The Statement of Additional Information (the “SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling 1-800-821-7432. The above named documents and other information are available on the Funds’ web site at www.blackrock.com.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

BRLF-P-005	The BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

BlackRock Liquidity Funds

Prospectus

FEBRUARY 21, 2007

Cash Management Shares

TempFund

TempCash

FedFund

T-Fund

Federal Trust Fund

Treasury Trust Fund

MuniFund

MuniCash

California Money Fund

New York Money Fund

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

Introduction

Welcome to the BlackRock Liquidity Funds Prospectus for Cash Management Shares.

The Prospectus has been written to provide you with information you need to make an informed decision about whether to invest in Cash Management Shares of the BlackRock Liquidity Funds (each a “Fund” and collectively the “Funds”). The Funds are advised by BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”).

Each of the Funds offers Cash Management Shares. Cash Management Shares are sold to institutions that have entered into servicing agreements with the Funds in connection with their investments.

The Funds are offered to banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers.

1

Risk/Return Summary

Investment Goals:

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Goal
TempFund TempCash FedFund T-Fund Federal Trust Fund Treasury Trust Fund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniFund MuniCash	Each Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with liquidity and stability of principal.

Except for MuniFund and MuniCash, the investment goal of each Fund may be changed by the Funds’ Board of Trustees without shareholder approval.

2

Principal Investment Strategies:

Each Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

TempFund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements secured by such obligations.

TempCash

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements secured by such obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations.

FedFund

Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured by such obligations.

T-Fund

Under normal circumstances, T-Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements secured by direct Treasury obligations.

Federal Trust Fund

Under normal circumstances, Federal Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income from which, under current federal law, generally may not be subject to state income tax.

Treasury Trust Fund

Under normal circumstances, Treasury Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, such as Treasury bills, notes and trust receipts. Because the Fund invests exclusively in direct U.S. Treasury obligations, investors may benefit from income tax exclusions or exemptions that are available in certain states and localities.

MuniFund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (collectively, “Municipal Obligations”), the income from

3

which is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax.

MuniCash

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Municipal Obligations, the income from which is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax.

California Money Fund

The California Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in California Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from the interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of California (“California Municipal Obligations”) are exempt from regular federal and California State personal income tax. California Municipal Obligations include municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax.

New York Money Fund

The New York Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in New York Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from interest on obligations that is exempt from taxation under the Constitution or statutes of New York (“New York Municipal Obligations”) are exempt from regular federal, New York State and New York City personal income tax. New York Municipal Obligations include municipal securities issued by the State of New York and its political subdivisions, as well as certain non-New York governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax.

4

Principal Risks of Investing:

All Funds

Although each Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. Each Fund is also subject to risks related to changes in prevailing interest rates, since generally a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

The following Funds are also subject to additional principal risks:

TempCash

Because of its concentration in the financial services industry, TempCash will be exposed to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. In addition, securities issued by foreign entities, including foreign banks and corporations may involve additional risks. Examples of these risks are the lack of available public information about the foreign issuer, and international economic or political developments which could affect the payment of principal and interest when due.

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund

Securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Funds.

Federal Trust Fund and Treasury Trust Fund may not enter into repurchase transactions. As a result, they may from time to time engage in portfolio trading for liquidity purposes. In selling securities prior to maturity, the Funds may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a particular state that imposes an income tax should determine through consultation with their own tax advisors whether such interest income, when distributed by the Funds, will be considered by the state to have retained exempt status, and whether the Funds’ capital gain and other income, if any, when distributed will be subject to the state’s income tax.

MuniCash

Although MuniCash intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax.

California Money Fund and New York Money Fund

The California Money and New York Money Funds are non-diversified. This means that each Fund may invest a greater percentage of its assets in a particular issuer, and that its

5

performance will be dependent upon a smaller category of securities than a diversified portfolio. The California Money and New York Money Funds also concentrate their investments in California Municipal Obligations and New York Municipal Obligations, respectively. Accordingly, each Fund may experience greater fluctuations in NAV and may have greater risk of loss.

Dividends derived from interest on Municipal Obligations other than California Municipal Obligations or New York Municipal Obligations are exempt from regular federal income tax but are subject to California State personal income tax or New York State and New York City income taxes, respectively.

6

Performance Information

The Bar Charts below indicate the risks of investing in Cash Management Shares of each Fund by showing how the performance of Cash Management Shares of each Fund has varied from year to year; and by showing the average annual return for Cash Management Shares of each Fund. The Tables show the average annual return for the 1, 5 and 10 year, or since inception, periods for the Cash Management Shares of each Fund. The Bar Charts and the Tables assume reinvestment of dividends and distributions. The past performance of each Fund does not necessarily indicate how it will perform in the future.

Best Quarter	Worst Quarter
1.53%	0.11%
(09/30/00)	(06/30/04)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	5 Years	Since Inception (June 14, 1999)

TempFund Cash Management Shares	4.49%	1.92%	2.88%

7-Day Yield As of December 31, 2006

TempFund Cash Management Shares	4.70%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

7

Best Quarter	Worst Quarter
1.61%	0.18%
(09/30/00)	(06/30/04)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	5 Years	10 Years

TempCash Dollar Shares[1]	4.76%	2.21%	3.66%

	7-Day Yield As of December 31, 2006

TempCash Cash Management Shares		4.70%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]

The Fund’s Cash Management Shares commenced operations on June 14, 2006. Because the Cash Management Shares do not have a full year of operation, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have returns that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

8

Best Quarter	Worst Quarter
1.56%	0.16%
(12/31/00)	(06/30/04)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	5 Years	10 Years

FedFund Dollar Shares[1]	4.67%	2.13%	3.54%

	7-Day Yield As of December 31, 2006

FedFund Dollar Shares[1]		4.87%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]

Because the Cash Management Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

9

Best Quarter	Worst Quarter
1.47%	0.08%
(12/31/00)	(06/30/04)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	5 Years	Since Inception (May 17, 1999)

T-Fund Cash Management Shares	4.35%	1.81%	2.73%

7-Day Yield As of December 31, 2006

T-Fund Cash Management Shares	4.48%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

10

Best Quarter	Worst Quarter
1.56%	0.15%
(09/30/00)	(03/31/04)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	5 Years	10 Years

Federal Trust Fund Dollar Shares[1]	4.63%	2.09%	3.50%

	7-Day Yield As of December 31, 2006

Federal Trust Fund Dollar Shares[1]		4.83%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]

Because the Cash Management Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

11

Best Quarter	Worst Quarter
1.20%	0.07%
(03/31/01)	(06/30/04)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	5 Years	Since Inception (December 11, 2000)

Treasury Trust Fund Cash Management Shares	4.10%	1.68%[1]	1.98%[1]

7-Day Yield As of December 31, 2006

Treasury Trust Fund Cash Management Shares	4.26%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]

There were no Treasury Trust Fund Cash Management Shares outstanding from October 16, 2002 through December 2, 2002; January 17, 2003 through May 29, 2003 and June 21, 2004 through November 16, 2004. For these periods, the performance of the Fund’s Cash Management Shares is based on the returns of the Fund’s Dollar Shares and is adjusted to reflect the different expenses borne by the Fund’s Cash Management Shares.

12

Best Quarter	Worst Quarter
0.92%	0.06%
(12/31/00)	(09/30/03)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	5 Years	Since Inception (June 14, 1999)

MuniFund Cash Management Shares	2.77%	1.25%[1]	1.77%[1]

7-Day Yield As of December 31, 2006

MuniFund Cash Management Shares	3.17%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]

There were no MuniFund Cash Management Shares outstanding during the periods December 18, 2001 through January 10, 2002 and December 6, 2002 through January 9, 2003. For these periods, the performance of the Fund’s Cash Management Shares is based on the returns of the Fund’s Dollar Shares and is adjusted to reflect the different expenses borne by the Fund’s Cash Management Shares.

13

Best Quarter	Worst Quarter
1.01%	0.14%
(12/31/00)	(09/30/03)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	5 Years	10 Years

MuniCash Dollar Shares[1]	3.08%	1.59%	2.39%

	7-Day Yield As of December 31, 2006

MuniCash Dollar Shares[1]		3.47%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]

MuniCash Cash Management Shares do not have any shares outstanding nor do they have a full calendar year of performance for prior years. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

14

Best Quarter	Worst Quarter
0.71%	0.07%
(09/30/06)	(03/31/04)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	Since Inception (July 14, 2003)

California Money Fund Cash Management Shares	2.71%	1.46%

7-Day Yield As of December 31, 2006

California Money Fund Cash Management Shares	3.08%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

15

Best Quarter	Worst Quarter
0.73%	0.59%
(12/31/06)	(03/31/06)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	Since Inception (March 3, 2005)

New York Money Fund Cash Management Shares	2.78%	2.35%

7-Day Yield As of December 31, 2006

New York Money Fund Cash Management Shares	3.16%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

16

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of each of the Funds.

TempFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Management Shares

Management Fees[1]	0.18%

Other Expenses	0.52%
Shareholder Servicing Fees		0.50%
Miscellaneous[1]		0.02%

Total Annual Fund Operating Expenses	0.70%
Fee Waiver and Expense Reimbursement	(0.02)%

Net Annual Fund Operating Expenses[1]	0.68%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.18%.

TempCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Management Shares

Management Fees[1]	0.21%

Other Expenses	0.52%
Shareholder Servicing Fees		0.50%
Miscellaneous[1]		0.02%

Total Annual Fund Operating Expenses	0.73%
Fee Waiver and Expense Reimbursement	(0.05)%

Net Annual Fund Operating Expenses[1]	0.68%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.18%.

17

FedFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Management Shares

Management Fees[1]	0.25%

Other Expenses	0.53%
Shareholder Servicing Fees		0.50%
Miscellaneous[1]		0.03%

Total Annual Fund Operating Expenses	0.78%
Fee Waiver and Expense Reimbursement	(0.08)%

Net Annual Fund Operating Expenses1	0.70%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

T-Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Management Shares

Management Fees[1]	0.24%

Other Expenses	0.52%
Shareholder Servicing Fees		0.50%
Miscellaneous[1]		0.02%

Total Annual Fund Operating Expenses	0.76%
Fee Waiver and Expense Reimbursement	(0.06)%

Net Annual Fund Operating Expenses[1]	0.70%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

18

Federal Trust Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Management Shares

Management Fees[1]	0.28%

Other Expenses	0.58%
Shareholder Servicing Fees		0.50%
Miscellaneous[1]		0.08%

Total Annual Fund Operating Expenses	0.86%
Fee Waiver and Expense Reimbursement	(0.16)%

Net Annual Fund Operating Expenses[1]	0.70%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

Treasury Trust Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Management Shares

Management Fees[1]	0.28%

Other Expenses	0.53%
Shareholder Servicing Fees		0.50%
Miscellaneous[1]		0.03%

Total Annual Fund Operating Expenses	0.81%
Fee Waiver and Expense Reimbursement	(0.11)%

Net Annual Fund Operating Expenses[1]	0.70%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

19

MuniFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Management Shares

Management Fees[1]	0.31%

Other Expenses	0.52%
Shareholder Servicing Fees		0.50%
Miscellaneous[1]		0.02%

Total Annual Fund Operating Expenses	0.83%
Fee Waiver and Expense Reimbursement	(0.13)%

Net Annual Fund Operating Expenses[1]	0.70%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

MuniCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Management Shares

Management Fees[1]	0.33%

Other Expenses	0.53%
Shareholder Servicing Fees		0.50%
Miscellaneous[1]		0.03%

Total Annual Fund Operating Expenses	0.86%
Fee Waiver and Expense Reimbursement	(0.16)%

Net Annual Fund Operating Expenses[1]	0.70%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

20

California Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Management Shares

Management Fees[1]	0.37%

Other Expenses	0.53%
Shareholder Servicing Fees		0.50%
Miscellaneous[1]		0.03%

Total Annual Fund Operating Expenses	0.90%
Fee Waiver and Expense Reimbursement	(0.20)%

Net Annual Fund Operating Expenses[1]	0.70%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

New York Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Management Shares

Management Fees[1]	0.38%

Other Expenses	0.53%
Shareholder Servicing Fees		0.50%
Miscellaneous[1]		0.03%

Total Annual Fund Operating Expenses	0.91%
Fee Waiver and Expense Reimbursement	(0.21)%

Net Annual Fund Operating Expenses[1]	0.70%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

21

Example

This Example is intended to help you compare the cost of investing in the Funds’ Cash Management Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Cash Management Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds’ Cash Management Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years

TempFund	$69	$222	$388	$869

TempCash	$69	$228	$401	$902

FedFund	$72	$241	$425	$959

T-Fund	$72	$237	$416	$937

Federal Trust Fund	$72	$258	$461	$1,046

Treasury Trust Fund	$72	$248	$439	$991

MuniFund	$72	$252	$448	$1,013

MuniCash	$72	$258	$461	$1,046

California Money Fund	$72	$267	$479	$1,089

New York Money Fund	$72	$269	$483	$1,100

22

MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISKS

Investment Strategies

Each Fund’s investment goal is described under the Risk/Return Summary. The following is additional information concerning the investment strategies of the Funds.

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

TempFund, TempCash and MuniFund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

■

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) (for TempFund, by all NRSROs that rate a security), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

■	securities that are issued or guaranteed by a person with such ratings;

■	securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

■	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

■	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

MuniCash, California Money Fund and New York Money Fund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

■

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

23

■	securities that are issued or guaranteed by a person with such ratings;

■	securities without such ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

■	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

■	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

TempFund, TempCash, MuniFund and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of a Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Substantially all of the Funds’ assets are invested in Municipal Obligations. The California Money Fund and New York Money Fund expect that they will invest at least 80% of their respective net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus. The Statement of Additional Information also describes the Funds’ policies and procedures concerning the disclosure of their portfolio holdings.

Asset-Backed Obligations.  TempFund and TempCash.  Each Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets. TempCash may also invest in collateralized mortgage obligations (“CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

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Bank Obligations.  TempFund and TempCash.  Each Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Each Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. TempFund may also invest in obligations of foreign banks or foreign branches of U.S. banks where the Adviser deems the instrument to present minimal credit risk, while TempCash may invest substantially in such obligations.

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Commercial Paper.  TempFund and TempCash.  Each Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements. In addition, commercial paper purchased by TempCash may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Funding Agreements.  TempFund and TempCash.  Each Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Illiquid Securities.  TempFund, TempCash, FedFund, T-Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund.  No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies’ expenses will be borne by the Fund’s shareholders.

Loan Participations.  TempFund and TempCash.  Each Fund may invest in loan participations.

Master Demand or Term Notes. TempFund and TempCash. A Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying

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amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that a Fund could not directly hold.

Municipal Obligations. MuniFund, MuniCash, California Money Fund and New York Money Fund. Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities and “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund may purchase Municipal Obligations subject to the federal alternative minimum tax, MuniFund, California Money Fund and New York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund and TempCash.  In addition, TempFund and TempCash may, when deemed appropriate by the Adviser in light of their respective investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BIMC. Collateral for a repurchase agreement may also include other types of securities that a Fund could not hold directly without the repurchase obligation.

Reverse Repurchase Agreements and Securities Lending.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Each Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

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Stand-by Commitments.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in their respective portfolios. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

RISKS

The principal risks of investing in each Fund are described above in the Risk/Return Summary. The following supplements that description.

Concentration.  TempCash, California Money Fund and New York Money Fund.  A substantial part of TempCash’s portfolio, 25% or more, may be comprised of securities issued by companies in the financial services industry. In addition, a substantial part of the portfolios of the California Money Fund and New York Money Fund may be comprised of securities issued by the State of California and the State of New York, respectively. As a result, these Funds will be more susceptible to any economic, business, political or other developments which generally affect these sectors.

Credit Risk.  All Funds.  The risk that an issuer will be unable to make principal and interest payments when due is known as “credit risk.” U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with Municipal Obligations and corporate debt securities presenting somewhat higher credit risk. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

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Foreign Exposure.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk.  All Funds.  Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of a Fund’s assets may not enable the Fund to maintain a stable NAV of $1.00 per share.

Leverage Risk.  All Funds.  Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of a Fund’s investment portfolio. The Funds do not currently intend to employ investment strategies that involve leverage risk.

Liquidity.  All Funds.  The risk that a Fund will be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Municipal Obligations.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  In making investments, each Fund and the Adviser will rely on issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel for their opinions on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, a Fund and its shareholders could be subject to substantial tax liabilities.

Tax Risk.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Although the Funds intend to invest primarily in securities the interest of which is exempt from federal tax, the Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect a Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

U.S. Government Obligations.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the

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credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Special Risks Affecting the California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of California (excluding certain bonds separately supported by a special sales tax) are currently rated “A+” and “A1,” respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives, as well as economic developments affecting California, could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Special Risks Affecting the New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio. Financial and other considerations relating to the Fund’s investments in New York Municipal Obligations are summarized in the Statement of Additional Information.

Certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Fund) have historically experienced serious financial difficulties. These difficulties have historically jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and fewer markets for their outstanding debt obligations. However, strong demand for New York Municipal Obligations has at times had the effect of permitting New York Municipal Obligations to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by certain issuers of New York Municipal Obligations could result in defaults or declines in the market values of those issuers’ existing obligations and, possibly, in the

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obligations of other issuers of New York Municipal Obligations. Although as of the date of this Prospectus, no issuers of New York Municipal Obligations are in default with respect to the payment of their Municipal Obligations, the occurrence of any such default could affect adversely the market values and marketability of all New York Municipal Obligations and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of New York are currently rated AA and Aa3, respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

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Management of the Funds

Investment Adviser

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with over $1 trillion of assets under management as of December 31, 2006. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc. (“PNC”) and Merrill Lynch & Co., Inc.

On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.’s investment management business combined with that of BlackRock, Inc. to create a new independent company that is one of the world’s largest asset management firms. The combined company offers a full range of equity, fixed income, cash management and alternative investment products with strong representation in both retail and institutional channels, in the United States and in non-U.S. markets. The new company has over 4,500 employees in 18 countries and a major presence in most key markets, including the United States, the United Kingdom, Asia, Australia, the Middle East and Europe.

Under a management agreement (“Management Agreement”) with the Trust, BIMC manages each Fund and is responsible for all purchases and sales of the Funds’ securities as investment adviser, and also provides administrative and accounting services, assisting in supervising all aspects of the Funds’ operations, other than those services to be performed by the Funds’ custodian, distributor and transfer agent or provided under the Funds’ shareholder service and distribution plans. For the services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund’s average net assets. Under the Management Agreement, BIMC is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BIMC has engaged PFPC Inc. (“PFPC”) to provide administrative services to the Funds. Any fees payable to the sub-administrator do not affect the fees payable by the Funds to BIMC.

Prior to February 21, 2006, BIMC managed each Fund under an advisory agreement (the “Prior Advisory Agreement”) and BIMC and PFPC provided administrative services to the Funds, as co-administrators under an administration agreement (the “Prior Administration Agreement”). The fees payable by the Funds under the Management Agreement with BIMC are higher than the advisory fee rates payable under the Prior Advisory Agreement, but equal to the total of advisory fees payable under the Prior Advisory Agreement plus fees payable for administrative services under the Prior Administration Agreement. As a result, in the table below the Management Fees received by BIMC for the period from November 1, 2005 to February 21, 2006 have been restated to include the advisory fee paid to BIMC as well as the administration fee received by BIMC and PFPC under the Prior Advisory and Prior Administration Agreements.

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BIMC has contractually agreed to waive some fees otherwise payable to it and reimburse certain expenses. Any fees waived and any expenses reimbursed by BIMC with respect to a particular fiscal year are not recoverable. Through February 28, 2007, BIMC contractually agreed to waive some fees otherwise payable to it and reimburse certain expenses. For the fiscal year ended October 31, 2006, the Funds paid BIMC the following management fees, net of waivers, as a percentage of each Fund’s average daily net assets:

Fund	Management Fees received by BIMC

TempFund	0.16%

TempCash	0.16%

FedFund	0.17%

T-Fund	0.18%

Federal Trust Fund	0.12%

Treasury Trust Fund	0.17%

MuniFund	0.18%

MuniCash	0.17%

California Money Fund	0.17%

New York Money Fund	0.17%

The services provided by BIMC are described further in the Statement of Additional Information under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the annual report to shareholders for the period ended October 31, 2006.

BIMC, BlackRock Distributors, Inc. (the Funds’ distributor) and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds. In addition, BIMC, the distributor and/or their affiliates are permitted to make payments relating to distribution and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Funds). BIMC, the distributor and/or their affiliates may pay affiliated and unaffiliated Service Organizations (as defined below) compensation for the sale and distribution of shares of the Funds or for other services to the Funds and shareholders. These payments (“Additional Payments”) would be in addition to Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Service Organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization. The aggregate amount of Additional Payments may be substantial. The Additional Payments may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Service Organization, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Service Organization for details about Additional Payments it may receive. For more information on Additional Payments, see the Statement of Additional Information.

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Conflicts of Interest

The investment activities of BIMC and its affiliates in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage a Fund and its shareholders. BIMC and its affiliates provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BIMC and its affiliates (including, for these purposes, BIMC, Merrill Lynch & Co., Inc., BlackRock, Inc., PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)), are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, financer, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities and instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. The Funds may also purchase certain securities through broker-dealer Affiliates, subject to certain conditions set forth in the Statement of Additional Information. One or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of a Fund and/or that engage in and compete for transactions in the same types of securities and instruments as the Funds. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by Funds and may result in an Affiliate having positions that are adverse to those of the Funds. No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Fund for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that Funds could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by an Affiliate or Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate-advised clients or BIMC may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate provides or may some day provide research coverage. An Affiliate may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds.

The activities of BIMC or its Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BIMC has adopted policies and procedures designed to address these potential conflicts of interest. See the Statement of Additional Information for further information.

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Shareholder Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Class) – (Liabilities of the Class)
Number of Outstanding Shares of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PFPC each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday. The NAV of each Fund, except TempFund, TempCash, FedFund and T-Fund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempFund, TempCash, FedFund and T-Fund normally is determined as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit when the NYSE, bond markets or the Federal Reserve Bank of Philadelphia closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board of Trustees of the Funds may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call 1-800-821-7432.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware: 302-797-2350), through the Funds’ internet-based order entry program; or by such other electronic means as the Funds agree to in their sole discretion.

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The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Cash Management Shares. A purchase order will be executed by PFPC on the Business Day that it is received only if the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Cash Management Shares.

Fund	Deadline (Eastern time)

TempFund*	5:30 p.m.

TempCash*	5:30 p.m.

FedFund*†	5:00 p.m.

T-Fund*	5:30 p.m.

Federal Trust Fund	2:30 p.m.

Treasury Trust Fund	2:30 p.m.

MuniFund	2:30 p.m.

MuniCash	2:30 p.m.

California Money Fund	1:00 p.m.

New York Money Fund	1:00 p.m.

*	Purchase orders for TempFund, TempCash, FedFund and T-Fund Cash Management Shares placed after 3:00 p.m. Eastern time may only be transmitted by telephone. The Funds reserve the right to limit the amount of such orders or to reject an order for any reason.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Bond Market Association) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Typically, the deadline for purchases of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 821-7432 for specific information.

Payment for Cash Management Shares of a Fund may be made only in federal funds or other immediately available funds. The minimum initial investment by an institution for Cash Management Shares is $5,000. (However, institutional investors may set a higher minimum for their customers.) There is no minimum subsequent investment. The Funds reserve the right to vary or waive the minimum and subsequent investment requirements.

Cash Management Shares of the Funds are sold without a sales charge. Institutional investors purchasing or holding Cash Management Shares of the Funds for their customer accounts may charge customer fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with an institution before purchasing Cash Management Shares of the Funds. An

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institution purchasing Cash Management Shares of a Fund on behalf of its customers is responsible for transmitting orders to the Fund in accordance with its customer agreements.

Redemption of Shares

Redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware in the manner described under “Purchase of Shares.”

Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below. If redemption orders are received by PFPC on a Business Day by the established deadlines, payment for redeemed Fund shares will be wired in federal funds on that same day. If you purchased shares through a financial intermediary, the financial intermediary may have its own earlier deadlines for the receipt of the redemption order. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. Also, a Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Fund	Deadline (Eastern time)

TempFund*	5:30 p.m.

TempCash*	5:30 p.m.

FedFund*	5:00 p.m.

T-Fund*	5:30 p.m.

Federal Trust Fund	2:30 p.m.

Treasury Trust Fund	2:30 p.m.

MuniFund**	1:00 p.m.

MuniCash**	1:00 p.m.

California Money Fund**	1:00 p.m.

New York Money Fund**	1:00 p.m.

*	Redemption orders for TempFund, TempCash, FedFund and T-Fund Cash Management Shares placed after 3:00 p.m. Eastern time may only be transmitted by telephone. Shareholders placing orders through a financial intermediary are responsible for making certain that their financial intermediary communicates the order to the Fund’s office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.
**	Redemption orders for MuniFund, MuniCash, California Money Fund and New York Money Fund Cash Management Shares placed between 12:00 Noon and 1:00 p.m. Eastern time may only be transmitted by telephone. Shareholders placing orders through a financial intermediary are responsible for making certain that their financial intermediary communicates the order to the Fund’s office no later than the stated deadline. Such orders are limited to a maximum of $10 million per institution per Fund. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Bond Market Association) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Typically, the deadline for redemption of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings.

Contact the Funds’ office at (800) 821-7432 for specific information.

The Funds shall have the right to redeem shares in any Cash Management Share account if the value of the account is less than $5,000 (other than due to market fluctuations), after

36

60-days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Cash Management Share account to $5,000 or more, no such redemption shall take place. If a shareholder’s Cash Management Share account falls below an average of $5,000 in any particular calendar month, the account may be charged an account maintenance fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Cash Management Shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Conflict of interest restrictions may apply to an institution’s receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Cash Management Shares. (See also “Management of the Fund – Service Organizations,” as described in the Statement of Additional Information.) Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Cash Management Shares.

Additional Purchase and Redemption Information

The Funds’ Board of Trustees has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally are used for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Cash Management Shareholder Services Plan

Institutional investors, such as banks, savings and loan associations and other financial institutions, including affiliates of PNC (“Service Organizations”), may purchase Cash Management Shares. Pursuant to a Shareholder Services Plan adopted by the Funds’ Board of Trustees, the Funds will enter into an agreement with each Service Organization which purchases Cash Management Shares. The agreement will require the Service Organization to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily net asset value of the Cash Management Shares held by the Service Organization, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the National Association of Securities Dealers, Inc. Such services are described more fully in the Statement of Additional Information under “Management of the Fund – Service Organizations.” Under the terms of the agreements, Service Organizations are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Cash Management Shares.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

37

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by wire transfer, or by check if requested in writing by the shareholder, within five business days after the end of the month or within five business days after a redemption of all of a shareholder’s shares of a particular class.

Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvested dividends are available for redemption on the following Business Day. Reinvestment elections, and any revocations thereof, must be made in writing to PFPC, the Funds’ transfer agent, at P.O. Box 8950, Wilmington, Delaware 19885 and will become effective after its receipt by PFPC with respect to dividends paid.

Federal Taxes

Distributions paid by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniFund, MuniCash, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniFund, MuniCash, California Money Fund and New York Money Fund. Because these Funds’ pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

The Funds will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable dividends or gross sale proceeds paid to any shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up

38

withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. For distributions attributable to Fund taxable years beginning before January 1, 2008, nonresident aliens, foreign corporations and other foreign investors in a Fund will generally be exempt from U.S. federal income tax on Fund distributions attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such capital gain distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California State personal income tax, provided that at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year consists of exempt-interest obligations, and the dividends are designated as exempt-interest dividends in a written notice mailed to the shareholders within 60 days of the close of the Fund’s taxable year. However, dividends paid to corporate shareholders subject to California State franchise tax or California State corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California State personal income tax. Moreover, to the extent that the Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California State personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the California Money Fund generally will not be deductible for California State personal income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and

39

capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see Federal Taxes above.

*        *        *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distribution to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV with respect to all distributions received from a Fund. PFPC, as transfer agent, will send each of the Funds’ shareholders, or their authorized representatives, an annual statement designating the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send the shareholders of the California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the Statement of Additional Information.

40

Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of the Cash Management Shares of each Fund for the past five years, or since inception, whichever is shorter. Some of this information reflects financial information for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the periods ended October 31, 2004, 2005, and 2006 has been audited by the Funds’ independent registered public accountants, Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for the Funds’ prior fiscal periods were audited by the Funds’ former independent registered public accountants. The former accountants’ reports on those financial highlights expressed an unqualified opinion.

TempFund Cash Management Shares

The table below sets forth selected financial data for a TempFund Cash Management Share outstanding throughout each year presented.

	Year Ended October 31,
	2006	2005	2004	2003[1]	2002[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0420	$0.0227	$0.0059	$0.0063	$0.0136

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0420)	$(0.0227)	$(0.0059)	$(0.0063)	$(0.0136)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	4.28%	2.29%	0.59%	0.63%	1.37%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$358,944	$282,475	$192,325	$147,693	$65,140
Ratio of Expenses to Average Daily Net Assets	0.68%	0.68%	0.68%	0.68%	0.68%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.68%	0.68%	0.68%	0.68%	0.68%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.70%	0.71%	0.71%	0.70%	0.68%
Ratio of Net Investment Income to Average Daily Net Assets	4.24%	2.38%	0.58%	0.57%	1.34%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

41

TempCash Cash Management Shares

The table below sets forth selected financial data for a TempCash Cash Management Share outstanding throughout the period presented.

For the Period June 14,2006[1] through October 31, 2006
Net Asset Value, Beginning of Period	$1.00

Income from Investment Operations:
Net Investment Income	$0.0179

Less Distributions:
Dividends to Shareholders from Net Investment Income	($0.0179)

Net Asset Value, End of Period	$1.00

Total Return[2]	1.80%[3]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$126
Ratio of Expenses to Average Daily Net Assets	0.68%[4]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.68%[4]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.73%[4]
Ratio of Net Investment Income to Average Daily Net Assets	4.29%[4]

[1]	Commencement of operations of share class.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.

FedFund Dollar Shares

FedFund Cash Management Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a FedFund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2006	2005	2004	2003[1]	2002[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0438	$0.0244	$0.0080	$0.0085	$0.0158

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0438)	$(0.0244)	$(0.0080)	$(0.0085)	$(0.0158)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	4.47%	2.47%	0.80%	0.85%	1.60%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$415,040	$372,460	$345,479	$397,344	$635,685
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.53%	0.54%	0.54%	0.53%	0.50%
Ratio of Net Investment Income to Average Daily Net Assets	4.46%	2.49%	0.79%	0.87%	1.61%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

42

T-Fund Cash Management Shares

The table below sets forth selected financial data for a T-Fund Cash Management Share outstanding throughout each year presented.

	Year Ended October 31,
	2006	2005	2004	2003[1]	2002[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0406	$0.0210	$0.0048	$0.0056	$0.0129

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0406)	$(0.0210)	$(0.0048)	$(0.0056)	$(0.0129)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	4.13%	2.12%	0.48%	0.56%	1.29%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$364,515	$126,531	$71,616	$73,714	$79,717
Ratio of Expenses to Average Daily Net Assets	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.77%	0.78%	0.78%	0.77%	0.76%
Ratio of Net Investment Income to Average Daily Net Assets	4.25%	2.21%	0.49%	0.56%	1.27%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

Federal Trust Fund Dollar Shares

Federal Trust Fund Cash Management Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a Federal Trust Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2006	2005	2004	2003[1]	2002[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0434	$0.0238	$0.0076	$0.0081	$0.0158

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0434)	$(0.0238)	$(0.0076)	$(0.0081)	$(0.0158)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	4.42%	2.41%	0.77%	0.81%	1.59%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$37,625	$18,857	$7,835	$4,555	$4,675
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.44%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.45%	0.45%	0.44%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.60%	0.63%	0.60%	0.60%	0.53%
Ratio of Net Investment Income to Average Daily Net Assets	4.34%	2.55%	0.80%	0.80%	1.64%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

43

Treasury Trust Fund Cash Management Shares

The table below sets forth selected financial data for a Treasury Trust Fund Cash Management Share outstanding throughout each period presented.

	Year Ended October 31, 2006	For the Period November 17, 2004 through October 31, 2005[1]	For the Period November 1, 2003 through June 20, 2004[1]	For the Period December 3, 2002 through October 31, 2003[1,2]	For the Period November 1, 2001 through October 15, 2002[1,2]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations
Net Investment Income	$0.0381	$0.0190	$0.0018	$0.0021	$0.0116

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0381)	$(0.0190)	$(0.0018)	$(0.0021)	$(0.0116)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	3.88%	1.92%[4]	0.18%[4]	0.39%[4]	1.16%[4]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$50,437	$21,929	$—	$6,924	$—
Ratio of Expenses to Average Daily Net Assets	0.70%	0.70%[5]	0.70%[5]	0.70%[5]	0.69%[5]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.70%	0.70%[5]	0.70%[5]	0.70%[5]	0.69%[5]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.80%	0.81%[5]	0.80%[5]	0.80%[5]	0.76%[5]
Ratio of Net Investment Income to Average Daily Net Assets	3.72%	1.58%[5]	0.27%[5]	0.48%[5]	1.22%[5]

[1]	There were no Treasury Trust Fund Cash Management Shares outstanding during the periods October 16, 2002 to December 2, 2002, January 17, 2003 to May 29, 2003 and June 21, 2004 to November 16, 2004.
[2]	Audited by other auditors.
[3]	Past performance is no guarantee of future results.
[4]	Not annualized.
[5]	Annualized.

44

MuniFund Cash Management Shares

The table below sets forth selected financial data for a MuniFund Cash Management Share outstanding throughout each year presented.

	Year Ended October 31,
	2006	2005	2004	2003[1,2]	2002[1,2]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations
Net Investment Income	$0.0262	$0.0149	$0.0045	$0.0040	$0.0085

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0262)	$(0.0149)	$(0.0045)	$(0.0040)	$(0.0085)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	2.65%	1.51%	0.45%	0.45%	0.91%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$41,699	$35,774	$20,114	$22,423	$11,197
Ratio of Expenses to Average Daily Net Assets	0.70%	0.70%	0.70%	0.70%[4]	0.70%[4]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.70%	0.69%	0.69%	0.69%[4]	0.69%[4]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.83%	0.83%	0.84%	0.85%[4]	0.87%[4]
Ratio of Net Investment Income to Average Daily Net Assets	2.65%	1.58%	0.43%	0.40%	0.90%

[1]	There were no MuniFund Cash Management Shares outstanding during the periods December 18, 2001 to January 10, 2002 and December 6, 2002 to January 9, 2003.
[2]	Audited by other auditors.
[3]	Past performance is no guarantee of future results.
[4]	Annualized.

MuniCash Cash Management Shares

The table below sets forth selected financial data for a MuniCash Cash Management Share outstanding throughout the period presented.

For the Period November 1, 2001 through October 15, 2002[1,2]
Net Asset Value, Beginning of Period	$1.00

Income from Investment Operations:
Net Investment Income	$0.0101

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0101)

Net Asset Value, End of Period	$1.00

Total Return[3]	1.01%[4]
Ratio/Supplemental Data
Net Assets, End of Period (000)	$—
Ratio of Expenses to Average Daily Net Assets	0.70%[5]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.69%[5]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.87%[5]
Ratio of Net Investment Income to Average Daily Net Assets	1.07%[5]

[1]	There were no MuniCash Cash Management Shares outstanding during the period October 16, 2002 to October 31, 2006.
[2]	Audited by other auditors.
[3]	Past performance is no guarantee of future results.
[4]	Not annualized.
[5]	Annualized.

45

California Money Fund Cash Management Shares

The table below sets forth selected financial data for a California Money Fund Cash Management Share outstanding throughout each period presented.

	Year Ended October 31,			For the Period July 14, 2003[1] through October 31,
	2006	2005	2004	2003[2]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0258	$0.0147	$0.0042	$0.0008

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0258)	$(0.0147)	$(0.0042)	$(0.0008)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00

Total Return[3]	2.61%	1.48%	0.42%	0.25%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$10,122	$205	$120	$227
Ratio of Expenses to Average Daily Net Assets	0.70%	0.70%	0.70%	0.69%[4]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.70%	0.70%	0.70%	0.68%[4]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.90%	0.91%	0.90%	0.91%[4]
Ratio of Net Investment Income to Average Daily Net Assets	2.70%	1.50%	0.40%	0.25%[4]

[1]	Commencement of operations of share class.
[2]	Audited by other auditors.
[3]	Past performance is no guarantee of future results.
[4]	Annualized.

New York Money Fund Cash Management Shares

The table below sets forth selected financial data for a New York Money Fund Cash Management Share outstanding throughout each period presented.

	Year Ended October 31, 2006	For the Period March 3, 2005[1] through October 31, 2005
Net Asset Value, Beginning of Period	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0264	$0.0114

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0264)	$(0.0114)

Net Asset Value, End of Period	$1.00	$1.00

Total Return[2]	2.67%	1.14%[3]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$9,398	$3,585
Ratio of Expenses to Average Daily Net Assets	0.70%	0.70%[4]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.70%	0.70%[4]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.91%	0.91%[4]
Ratio of Net Investment Income to Average Daily Net Assets	2.70%	1.80%[4]

[1]	Commencement of operations of share class.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.

46

HOW TO CONTACT BLACKROCK LIQUIDITY FUNDS

For purchases and redemption orders only call: 1-800-441-7450

For yield information call: 1-800-821-6006

Cash Management Shares	Fund Code
TempFund	H3
TempCash	H4
FedFund	U2
T-Fund	N3
Federal Trust Fund	U1
Treasury Trust Fund	N4
MuniFund	K3
MuniCash	K4
California Money Fund	R3
New York Money Fund	R4

For other information call: 1-800-821-7432 or visit our website at www.blackrock.com.

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, DE 19809

47

Not a Part of Prospectus

BLACKROCK PRIVACY PRINCIPLES

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

48

Where to Find More Information

The Statement of Additional Information (the “SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling 1-800-821-7432. The above named documents and other information are available on the Funds’ web site at www.blackrock.com.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

BRLF-P-003	The BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

Blackrock Liquidity Funds

Prospectus

FEBRUARY 21, 2007

Cash Reserve Shares

TempFund

TempCash

FedFund

T-Fund

Federal Trust Fund

Treasury Trust Fund

MuniFund

MuniCash

California Money Fund

New York Money Fund

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

Introduction

W elcome to the BlackRock Liquidity Funds Prospectus for Cash Reserve Shares.

The Prospectus has been written to provide you with information you need to make an informed decision about whether to invest in Cash Reserve Shares of the BlackRock Liquidity Funds (each a “Fund” and collectively the “Funds”). The Funds are advised by BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”).

Each of the Funds offers Cash Reserve Shares. Cash Reserve Shares are sold to institutions that have entered into servicing agreements with the Funds in connection with their investments.

The Funds are offered to banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers.

1

Risk/Return Summary

Investment Goals:

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Goal
TempFund TempCash FedFund T-Fund Federal Trust Fund Treasury Trust Fund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniFund MuniCash	Each Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with liquidity and stability of principal.

Except for MuniFund and MuniCash, the investment goal of each Fund may be changed by the Funds’ Board of Trustees without shareholder approval.

2

Principal Investment Strategies:

Each Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

TempFund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements secured by such obligations.

TempCash

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements secured by such obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations.

FedFund

Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured by such obligations.

T-Fund

Under normal circumstances, T-Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements secured by direct Treasury obligations.

Federal Trust Fund

Under normal circumstances, Federal Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income from which, under current federal law, generally may not be subject to state income tax.

Treasury Trust Fund

Under normal circumstances, Treasury Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, such as Treasury bills, notes and trust receipts. Because the Fund invests exclusively in direct U.S. Treasury obligations, investors may benefit from income tax exclusions or exemptions that are available in certain states and localities.

MuniFund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (collectively, “Municipal Obligations”), the income from

3

which is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax.

MuniCash

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Municipal Obligations, the income from which is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax.

California Money Fund

The California Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in California Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from the interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of California (“California Municipal Obligations”) are exempt from regular federal and California State personal income tax. California Municipal Obligations include municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax.

New York Money Fund

The New York Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in New York Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from interest on obligations that is exempt from taxation under the Constitution or statutes of New York (“New York Municipal Obligations”) are exempt from regular federal, New York State and New York City personal income tax. New York Municipal Obligations include municipal securities issued by the State of New York and its political subdivisions, as well as certain non-New York governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax.

4

Principal Risks of Investing:

All Funds

Although each Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. Each Fund is also subject to risks related to changes in prevailing interest rates, since generally a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

The following Funds are also subject to additional principal risks:

TempCash

Because of its concentration in the financial services industry, TempCash will be exposed to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. In addition, securities issued by foreign entities, including foreign banks and corporations may involve additional risks. Examples of these risks are the lack of available public information about the foreign issuer, and international economic or political developments which could affect the payment of principal and interest when due.

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund

Securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Funds.

Federal Trust Fund and Treasury Trust Fund may not enter into repurchase transactions. As a result, they may from time to time engage in portfolio trading for liquidity purposes. In selling securities prior to maturity, the Funds may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a particular state that imposes an income tax should determine through consultation with their own tax advisors whether such interest income, when distributed by the Funds, will be considered by the state to have retained exempt status, and whether the Funds’ capital gain and other income, if any, when distributed will be subject to the state’s income tax.

MuniCash

Although MuniCash intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax.

California Money Fund and New York Money Fund

The California Money and New York Money Funds are non-diversified. This means that each Fund may invest a greater percentage of its assets in a particular issuer, and that its

5

performance will be dependent upon a smaller category of securities than a diversified portfolio. The California Money and New York Money Funds also concentrate their investments in California Municipal Obligations and New York Municipal Obligations, respectively. Accordingly, each Fund may experience greater fluctuations in NAV and may have greater risk of loss.

Dividends derived from interest on Municipal Obligations other than California Municipal Obligations or New York Municipal Obligations are exempt from regular federal income tax but are subject to California State personal income tax or New York State and New York City income taxes, respectively.

6

Performance Information

The Bar Charts below indicate the risks of investing in Cash Reserve Shares of each Fund by showing how the performance of Cash Reserve Shares of each Fund has varied from year to year; and by showing the average annual return for Cash Reserve Shares of each Fund. The Tables show the average annual return for the 1, 5 and 10 year, or since inception, periods for the Cash Reserve Shares of each Fund. The Bar Charts and the Tables assume reinvestment of dividends and distributions. The past performance of each Fund does not necessarily indicate how it will perform in the future.

Best Quarter	Worst Quarter
1.32%	0.13%
(03/31/01)	(06/30/04)

7

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	5 Years	Since Inception (May 30, 2000)

TempFund Cash Reserve Shares[1]	4.59%	2.02%	2.66%

	7-Day Yield As of December 31, 2006

TempFund Cash Reserve Shares	4.80%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]

No TempFund Cash Reserve Shares were outstanding during the periods August 7, 2003 through September 15, 2003 and December 16, 2003 through October 4, 2005. For these periods, the performance of the Fund’s Cash Reserve Shares is based on the returns of the Fund’s Dollar Shares and is adjusted to reflect the different expenses borne by the Fund’s Cash Reserve Shares.

8

Best Quarter	Worst Quarter
1.61%	0.18%
(09/30/00)	(06/30/04)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	5 Years	10 Years

TempCash Dollar Shares[1]	4.76%	2.21%	3.66%

	7-Day Yield As of December 31, 2006

TempCash Dollar Shares[1]		4.95%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]

Because the Cash Reserve Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

9

Best Quarter	Worst Quarter
1.19%	0.12%
(12/31/06)	(03/31/04)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	Since Inception (April 1, 2003)

FedFund Cash Reserve Shares	4.52%	2.23%

	7-Day Yield As of December 31, 2006

FedFund Cash Reserve Shares	4.72%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

10

Best Quarter	Worst Quarter
1.54%	0.14%
(12/31/00)	(06/30/04)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	5 Years	10 Years

T-Fund Dollar Shares[1]	4.60%	2.06%	3.46%

	7-Day Yield As of December 31, 2006

T-Fund Dollar Shares[1]		4.73%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]

Because the Cash Reserve Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

11

Best Quarter	Worst Quarter
1.56%	0.15%
(09/30/00)	(03/31/04)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	5 Years	10 Years

Federal Trust Fund Dollar Shares[1]	4.63%	2.09%	3.50%

	7-Day Yield As of December 31, 2006

Federal Trust Fund Dollar Shares[1]		4.83%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]

Because the Cash Reserve Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

12

Best Quarter	Worst Quarter
1.46%	0.13%
(12/31/00)	(03/31/04)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	5 Years	10 Years

Treasury Trust Fund Dollar Shares[1]	4.36%	1.93%	3.27%

	7-Day Yield As of December 31, 2006

Treasury Trust Fund Dollar Shares[1]		4.51%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]

Because the Cash Reserve Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

13

Best Quarter	Worst Quarter
0.76%	0.08%
(12/31/06)	(09/30/03)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	5 Year	Since Inception (August 4, 2000)

MuniFund Cash Reserve Shares[1]	2.87%	1.36%	1.64%

	7-Day Yield As of December 31, 2006

MuniFund Dollar Shares²	3.42%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]

There were no MuniFund Cash Reserve Shares outstanding from August 7, 2003 through December 31, 2006. For this period, the performance of the Fund’s Cash Reserve Shares is based on the returns of the Fund’s Dollar Shares and is adjusted to reflect the different expenses borne by the Fund’s Cash Reserve Shares.

²	There were no MuniFund Cash Reserve Shares outstanding on December 31, 2006. The seven-day yield shown is that of Dollar Shares of the Fund. Dollar Shares and Cash Reserve Shares of the Fund should have seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

14

Best Quarter	Worst Quarter
1.01%	0.14%
(12/31/00)	(09/30/03)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	5 Years	10 Years

MuniCash Dollar Shares[1]	3.08%	1.59%	2.39%

	7-Day Yield As of December 31, 2006

MuniCash Dollar Shares[1]		3.47%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]

Because the Cash Reserve Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

15

Best Quarter	Worst Quarter
0.85%	0.12%
(12/31/00)	(09/30/03)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	5 Years	10 Years

California Money Fund Dollar Shares[1]	2.97%	1.47%	2.11%

	7-Day Yield As of December 31, 2006

California Money Fund Dollar Shares[1]		3.33%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]

Because the Cash Reserve Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

16

Best Quarter	Worst Quarter
0.94%	0.13%
(12/31/00)	(03/31/04)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	5 Years	10 Years

New York Money Fund Dollar Shares[1]	3.04%	1.48%	2.20%[2]

	7-Day Yield As of December 31, 2006

New York Money Fund Dollar Shares[1]		3.41%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]

Because the Cash Reserve Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

[2]

There were no New York Money Fund Dollar Shares outstanding during the period July 21, 1998 through April 10, 2000. For this period the performance of the Dollar Shares is based on the returns of the Fund’s Institutional Shares and is adjusted to reflect the different expenses borne by the Fund’s Dollar Shares.

17

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of each of the Funds.

TempFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Reserve Shares

Management Fees[1]	0.18%

Other Expenses	0.42%
Shareholder Servicing Fees		0.40%
Miscellaneous[1]		0.02%

Total Annual Fund Operating Expenses	0.60%
Fee Waiver and Expense Reimbursement	(0.02)%

Net Annual Fund Operating Expenses[1]	0.58%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.18%.

TempCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Reserve Shares

Management Fees[1]	0.21%

Other Expenses	0.42%
Shareholder Servicing Fees		0.40%
Miscellaneous[1]		0.02%

Total Annual Fund Operating Expenses	0.63%
Fee Waiver and Expense Reimbursement	(0.05)%

Net Annual Fund Operating Expenses[1]	0.58%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.18%.

18

FedFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Reserve Shares

Management Fees[1]	0.25%

Other Expenses	0.43%
Shareholder Servicing Fees		0.40%
Miscellaneous[1]		0.03%

Total Annual Fund Operating Expenses	0.68%
Fee Waiver and Expense Reimbursement	(0.08)%

Net Annual Fund Operating Expenses[1]	0.60%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

T-Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Reserve Shares

Management Fees[1]	0.24%

Other Expenses	0.42%
Shareholder Servicing Fees		0.40%
Miscellaneous[1]		0.02%

Total Annual Fund Operating Expenses	0.66%
Fee Waiver and Expense Reimbursement	(0.06)%

Net Annual Fund Operating Expenses[1]	0.60%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

19

Federal Trust Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Reserve Shares

Management Fees[1]	0.28%

Other Expenses	0.48%
Shareholder Servicing Fees		0.40%
Miscellaneous[1]		0.08%

Total Annual Fund Operating Expenses	0.76%
Fee Waiver and Expense Reimbursement	(0.16)%

Net Annual Fund Operating Expenses[1]	0.60%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

Treasury Trust Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Reserve Shares

Management Fees[1]	0.28%

Other Expenses	0.43%
Shareholder Servicing Fees		0.40%
Miscellaneous[1]		0.03%

Total Annual Fund Operating Expenses	0.71%
Fee Waiver and Expense Reimbursement	(0.11)%

Net Annual Fund Operating Expenses[1]	0.60%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

20

MuniFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Reserve Shares

Management Fees[1]	0.31%

Other Expenses	0.42%
Shareholder Servicing Fees		0.40%
Miscellaneous[1]		0.02%

Total Annual Fund Operating Expenses	0.73%
Fee Waiver and Expense Reimbursement	(0.13)%

Net Annual Fund Operating Expenses[1]	0.60%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

MuniCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Reserve Shares

Management Fees[1]	0.33%

Other Expenses	0.43%
Shareholder Servicing Fees		0.40%
Miscellaneous[1]		0.03%

Total Annual Fund Operating Expenses	0.76%
Fee Waiver and Expense Reimbursement	(0.16)%

Net Annual Fund Operating Expenses[1]	0.60%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

21

California Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Reserve Shares

Management Fees[1]	0.37%

Other Expenses	0.43%
Shareholder Servicing Fees		0.40%
Miscellaneous[1]		0.03%

Total Annual Fund Operating Expenses	0.80%
Fee Waiver and Expense Reimbursement	(0.20)%

Net Annual Fund Operating Expenses[1]	0.60%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

New York Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Reserve Shares

Management Fees[1]	0.38%

Other Expenses	0.43%
Shareholder Servicing Fees		0.40%
Miscellaneous[1]		0.03%

Total Annual Fund Operating Expenses	0.81%
Fee Waiver and Expense Reimbursement	(0.21)%

Net Annual Fund Operating Expenses[1]	0.60%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

22

Example

This Example is intended to help you compare the cost of investing in the Funds’ Cash Reserve Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Cash Reserve Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds’ Cash Reserve Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years

TempFund	$59	$190	$333	$748

TempCash	$59	$197	$346	$782

FedFund	$61	$210	$371	$839

T-Fund	$61	$205	$362	$817

Federal Trust Fund	$61	$227	$407	$927

Treasury Trust Fund	$61	$216	$384	$872

MuniFund	$61	$220	$393	$894

MuniCash	$61	$227	$407	$927

California Money Fund	$61	$235	$425	$971

New York Money Fund	$61	$238	$429	$982

23

MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISKS

Investment Strategies

Each Fund’s investment goal is described under the Risk/Return Summary. The following is additional information concerning the investment strategies of the Funds.

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

TempFund, TempCash and MuniFund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

■

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) (for TempFund, by all NRSROs that rate a security), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

■	securities that are issued or guaranteed by a person with such ratings;

■	securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

■	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

■	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

MuniCash, California Money Fund and New York Money Fund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

■

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

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■	securities that are issued or guaranteed by a person with such ratings;

■	securities without such ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

■	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

■	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

TempFund, TempCash, MuniFund and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of a Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Substantially all of the Funds’ assets are invested in Municipal Obligations. The California Money Fund and New York Money Fund expect that they will invest at least 80% of their respective net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus. The Statement of Additional Information also describes the Funds’ policies and procedures concerning the disclosure of their portfolio holdings.

Asset-Backed Obligations.  TempFund and TempCash.  Each Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets. TempCash may also invest in collateralized mortgage obligations (“CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

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Bank Obligations.  TempFund and TempCash.  Each Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Each Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. TempFund may also invest in obligations of foreign banks or foreign branches of U.S. banks where the Adviser deems the instrument to present minimal credit risk, while TempCash may invest substantially in such obligations.

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Commercial Paper.  TempFund and TempCash.  Each Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements. In addition, commercial paper purchased by TempCash may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Funding Agreements.  TempFund and TempCash.  Each Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Illiquid Securities.  TempFund, TempCash, FedFund, T-Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund.  No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies’ expenses will be borne by the Fund’s shareholders.

Loan Participations.  TempFund and TempCash.  Each Fund may invest in loan participations.

Master Demand or Term Notes. TempFund and TempCash. A Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or

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other entities. A master demand or term note typically permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that a Fund could not directly hold.

Municipal Obligations.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities and “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund may purchase Municipal Obligations subject to the federal alternative minimum tax, MuniFund, California Money Fund and New York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund and TempCash.  In addition, TempFund and TempCash may, when deemed appropriate by the Adviser in light of their respective investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BIMC. Collateral for a repurchase agreement may also include other types of securities that a Fund could not hold directly without the repurchase obligation.

Reverse Repurchase Agreements and Securities Lending.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Each Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest

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on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Stand-by Commitments.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in their respective portfolios. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

RISKS

The principal risks of investing in each Fund are described above in the Risk/Return Summary. The following supplements that description.

Concentration.  TempCash, California Money Fund and New York Money Fund.  A substantial part of TempCash’s portfolio, 25% or more, may be comprised of securities issued by companies in the financial services industry. In addition, a substantial part of the portfolios of the California Money Fund and New York Money Fund may be comprised of securities issued by the State of California and the State of New York, respectively. As a result, these Funds will be more susceptible to any economic, business, political or other developments which generally affect these sectors.

Credit Risk.  All Funds.  The risk that an issuer will be unable to make principal and interest payments when due is known as “credit risk.” U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with Municipal Obligations and corporate debt securities presenting somewhat higher credit risk. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an

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NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Foreign Exposure.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk.  All Funds.  Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of a Fund’s assets may not enable the Fund to maintain a stable NAV of $1.00 per share.

Leverage Risk.  All Funds.  Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of a Fund’s investment portfolio. The Funds do not currently intend to employ investment strategies that involve leverage risk.

Liquidity.  All Funds.  The risk that a Fund will be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Municipal Obligations.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  In making investments, each Fund and the Adviser will rely on issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel for their opinions on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, a Fund and its shareholders could be subject to substantial tax liabilities.

Tax Risk.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Although the Funds intend to invest primarily in securities the interest of which is exempt from federal tax, the Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect a Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

U.S. Government Obligations.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association);

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other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Special Risks Affecting the California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of California (excluding certain bonds separately supported by a special sales tax) are currently rated “A+” and “A1,” respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives, as well as economic developments affecting California, could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Special Risks Affecting the New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio. Financial and other considerations relating to the Fund’s investments in New York Municipal Obligations are summarized in the Statement of Additional Information.

Certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Fund) have historically experienced serious financial difficulties. These difficulties have historically jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and fewer markets for their outstanding debt obligations. However, strong demand for New York Municipal Obligations has at times had the effect of permitting New York Municipal Obligations to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obliga -

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tions issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by certain issuers of New York Municipal Obligations could result in defaults or declines in the market values of those issuers’ existing obligations and, possibly, in the obligations of other issuers of New York Municipal Obligations. Although as of the date of this Prospectus, no issuers of New York Municipal Obligations are in default with respect to the payment of their Municipal Obligations, the occurrence of any such default could affect adversely the market values and marketability of all New York Municipal Obligations and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of New York are currently rated AA and Aa3, respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

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Management of the Funds

Investment Adviser

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with over $1 trillion of assets under management as of December 31, 2006. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc. (“PNC”) and Merrill Lynch & Co., Inc.

On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.’s investment management business combined with that of BlackRock, Inc. to create a new independent company that is one of the world’s largest asset management firms. The combined company offers a full range of equity, fixed income, cash management and alternative investment products with strong representation in both retail and institutional channels, in the United States and in non-U.S. markets. The new company has over 4,500 employees in 18 countries and a major presence in most key markets, including the United States, the United Kingdom, Asia, Australia, the Middle East and Europe.

Under a management agreement (“Management Agreement”) with the Trust, BIMC manages each Fund and is responsible for all purchases and sales of the Funds’ securities as investment adviser, and also provides administrative and accounting services, assisting in supervising all aspects of the Funds’ operations, other than those services to be performed by the Funds’ custodian, distributor and transfer agent or provided under the Funds’ shareholder service and distribution plans. For the services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund’s average net assets. Under the Management Agreement, BIMC is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BIMC has engaged PFPC Inc. (“PFPC”) to provide administrative services to the Funds. Any fees payable to the sub-administrator do not affect the fees payable by the Funds to BIMC.

Prior to February 21, 2006, BIMC managed each Fund under an advisory agreement (the “Prior Advisory Agreement”) and BIMC and PFPC provided administrative services to the Funds, as co-administrators under an administration agreement (the “Prior Administration Agreement”). The fees payable by the Funds under the Management Agreement with BIMC are higher than the advisory fee rates payable under the Prior Advisory Agreement, but equal to the total of advisory fees payable under the Prior Advisory Agreement plus fees payable for administrative services under the Prior Administration Agreement. As a result, in the table below the Management Fees received by BIMC for the period from November 1, 2005 to February 21, 2006 have been restated to include the advisory fee paid to BIMC as well as the administration fee received by BIMC and PFPC under the Prior Advisory and Prior Administration Agreements.

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BIMC has contractually agreed to waive some fees otherwise payable to it and reimburse certain expenses. Any fees waived and any expenses reimbursed by BIMC with respect to a particular fiscal year are not recoverable. Through February 28, 2007, BIMC contractually agreed to waive some fees otherwise payable to it and reimburse certain expenses. For the fiscal year ended October 31, 2006, the Funds paid BIMC the following management fees, net of waivers, as a percentage of each Fund’s average daily net assets:

Fund	Management Fees Received by BIMC

TempFund	0.16%

TempCash	0.16%

FedFund	0.17%

T-Fund	0.18%

Federal Trust Fund	0.12%

Treasury Trust Fund	0.17%

MuniFund	0.18%

MuniCash	0.17%

California Money Fund	0.17%

New York Money Fund	0.17%

The services provided by BIMC are described further in the Statement of Additional Information under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the annual report to shareholders for the period ended October 31, 2006.

BIMC, BlackRock Distributors, Inc. (the Funds’ distributor) and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds. In addition, BIMC, the distributor and/or their affiliates are permitted to make payments relating to distribution and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Funds). BIMC, the distributor and/or their affiliates may pay affiliated and unaffiliated Service Organizations (as defined below) compensation for the sale and distribution of shares of the Funds or for other services to the Funds and shareholders. These payments (“Additional Payments”) would be in addition to Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Service Organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization. The aggregate amount of Additional Payments may be substantial. The Additional Payments may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Service Organization, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Service Organization for details about Additional Payments it may receive. For more information on Additional Payments, see the Statement of Additional Information.

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Conflicts of Interest

The investment activities of BIMC and its affiliates in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage a Fund and its shareholders. BIMC and its affiliates provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BIMC and its affiliates (including, for these purposes, BIMC, Merrill Lynch & Co., Inc., BlackRock, Inc., PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)), are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, financer, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities and instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. The Funds may also purchase certain securities through broker-dealer Affiliates, subject to certain conditions set forth in the Statement of Additional Information. One or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of a Fund and/or that engage in and compete for transactions in the same types of securities and instruments as the Funds. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by Funds and may result in an Affiliate having positions that are adverse to those of the Funds. No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Fund for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that Funds could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by an Affiliate or Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate-advised clients or BIMC may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate provides or may some day provide research coverage. An Affiliate may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds.

The activities of BIMC or its Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BIMC has adopted policies and procedures designed to address these potential conflicts of interest. See the Statement of Additional Information for further information.

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Shareholder Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

(Value of Assets of a Class)
NAV	=	- (Liabilities of the Class)
Number of Outstanding Shares of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PFPC each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday. The NAV of each Fund, except TempFund, TempCash, FedFund and T-Fund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempFund, TempCash, FedFund and T-Fund normally is determined as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit when the NYSE, bond markets or the Federal Reserve Bank of Philadelphia closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board of Trustees of the Funds may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call 1-800-821-7432.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware: 302-797-2350), through the Funds’ internet-based order entry program; or by such other electronic means as the Funds agree to in their sole discretion.

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The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Cash Reserve Shares. A purchase order will be executed by PFPC on the Business Day that it is received only if the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Cash Reserve Shares.

Fund	Deadline (Eastern time)

TempFund*	5:30 p.m.

TempCash*	5:30 p.m.

FedFund*	5:00 p.m.

T-Fund*	5:30 p.m.

Federal Trust Fund	2:30 p.m.

Treasury Trust Fund	2:30 p.m.

MuniFund	2:30 p.m.

MuniCash	2:30 p.m.

California Money Fund	1:00 p.m.

New York Money Fund	1:00 p.m.

*	Purchase orders for TempFund, TempCash, FedFund and T-Fund Cash Reserve Shares placed after 3:00 p.m. Eastern time may only be transmitted by telephone. The Funds reserve the right to limit the amount of such orders or to reject an order for any reason.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Bond Market Association) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Typically, the deadline for purchases of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 821-7432 for specific information.

Payment for Cash Reserve Shares of a Fund may be made only in federal funds or other immediately available funds. The minimum initial investment by an institution for Cash Reserve Shares is $5,000. (However, institutional investors may set a higher minimum for their customers.) There is no minimum subsequent investment. The Funds reserve the right to vary or waive the minimum and subsequent investment requirements.

Cash Reserve Shares of the Funds are sold without a sales charge. Institutional investors purchasing or holding Cash Reserve Shares of the Funds for their customer accounts may charge customer fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with an institution before purchasing Cash Reserve Shares of the Funds. An institution purchasing

36

Cash Reserve Shares of a Fund on behalf of its customers is responsible for transmitting orders to the Fund in accordance with its customer agreements.

Redemption of Shares

Redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware in the manner described under “Purchase of Shares.”

Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below. If redemption orders are received by PFPC on a Business Day by the established deadlines, payment for redeemed Fund shares will be wired in federal funds on that same day. If you purchased shares through a financial intermediary, the financial intermediary may have its own earlier deadlines for the receipt of the redemption order. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. Also, a Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Fund	Deadline (Eastern time)

TempFund*	5:30 p.m.

TempCash*	5:30 p.m.

FedFund*	5:00 p.m.

T-Fund*	5:30 p.m.

Federal Trust Fund	2:30 p.m.

Treasury Trust Fund	2:30 p.m.

MuniFund**	1:00 p.m.

MuniCash**	1:00 p.m.

California Money Fund**	1:00 p.m.

New York Money Fund**	1:00 p.m.

*	Redemption orders for TempFund, TempCash, FedFund and T-Fund Cash Reserve Shares placed after 3:00 p.m. Eastern time may only be transmitted by telephone. Shareholders placing orders through a financial intermediary are responsible for making certain that their financial intermediary communicates the order to the Fund’s office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.
**	Redemption orders for MuniFund, MuniCash, California Money Fund and New York Money Fund Cash Reserve Shares placed between 12:00 Noon and 1:00 p.m. Eastern time may only be transmitted by telephone. Shareholders placing orders through a financial intermediary are responsible for making certain that their financial intermediary communicates the order to the Fund’s office no later than the stated deadline. Such orders are limited to a maximum of $10 million per institution per Fund. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Bond Market Association) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Typically, the deadline for redemption of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 821-7432 for specific information.

The Funds shall have the right to redeem shares in any Cash Reserve Share account if the value of the account is less than $5,000 (other than due to market fluctuations), after 60 days’

37

prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Cash Reserve Share account to $5,000 or more, no such redemption shall take place. If a shareholder’s Cash Reserve Share account falls below an average of $5,000 in any particular calendar month, the account may be charged an account maintenance fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Cash Reserve Shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Conflict of interest restrictions may apply to an institution’s receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Cash Reserve Shares. (See also “Management of the Fund – Service Organizations,” as described in the Statement of Additional Information.) Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Cash Reserve Shares.

Additional Purchase and Redemption Information

The Funds’ Board of Trustees has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally are used for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Cash Reserve Shareholder Services Plan

Institutional investors, such as banks, savings and loan associations and other financial institutions, including affiliates of PNC (“Service Organizations”), may purchase Cash Reserve Shares. Pursuant to a Shareholder Services Plan adopted by the Funds’ Board of Trustees, the Funds will enter into an agreement with each Service Organization which purchases Cash Reserve Shares. The agreement will require the Service Organization to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.40% (on an annualized basis) of the average daily net asset value of the Cash Reserve Shares held by the Service Organization, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the National Association of Securities Dealers, Inc. Such services are described more fully in the Statement of Additional Information under “Management of the Fund – Service Organizations.” Under the terms of the agreements, Service Organizations are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Cash Reserve Shares.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

38

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by wire transfer, or by check if requested in writing by the shareholder, within five business days after the end of the month or within five business days after a redemption of all of a shareholder’s shares of a particular class.

Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvested dividends are available for redemption on the following Business Day. Reinvestment elections, and any revocations thereof, must be made in writing to PFPC, the Funds’ transfer agent, at P.O. Box 8950, Wilmington, Delaware 19885 and will become effective after its receipt by PFPC with respect to dividends paid.

Federal Taxes

Distributions paid by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniFund, MuniCash, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniFund, MuniCash, California Money Fund and New York Money Fund. Because these Funds’ pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

The Funds will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable dividends or gross sale proceeds paid to any shareholder who

39

(1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. For distributions attributable to Fund taxable years beginning before January 1, 2008, nonresident aliens, foreign corporations and other foreign investors in a Fund will generally be exempt from U.S. federal income tax on Fund distributions attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such capital gain distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California State personal income tax, provided that at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year consists of exempt-interest obligations, and the dividends are designated as exempt-interest dividends in a written notice mailed to the shareholders within 60 days of the close of the Fund’s taxable year. However, dividends paid to corporate shareholders subject to California State franchise tax or California State corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California State personal income tax. Moreover, to the extent that the Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California State personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the California Money Fund generally will not be deductible for California State personal income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations

40

and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see Federal Taxes above.

*        *        *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distribution to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV with respect to all distributions received from a Fund. PFPC, as transfer agent, will send each of the Funds’ shareholders, or their authorized representatives, an annual statement designating the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send the shareholders of the California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the Statement of Additional Information.

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Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of the Cash Reserve Shares of each Fund for the past five years, or since inception, whichever is shorter. Some of this information reflects financial information for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the periods ended October 31, 2004, 2005, and 2006 has been audited by the Funds’ independent registered public accountants, Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for the Funds’ prior fiscal periods were audited by the Funds’ former independent registered public accountants. The former accountants’ reports on those financial highlights expressed an unqualified opinion.

TempFund Cash Reserve Shares

The table below sets forth selected financial data for a TempFund Cash Reserve Share outstanding throughout each period presented.

	Year Ended October 31,	October 4,[1] 2005 through October 31,	For the period November 1, 2003 through December 15,	Year Ended October 31,	Year Ended October 31,
	2006	2005	2003[1]	2003[1,2]	2002[2]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0430	$0.0025	$0.0007	$0.0067	$0.0146

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0430)	$(0.0025)	$(0.0007)	$(0.0067)	$(0.0146)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	4.39%	0.24%[4]	0.07%[4]	0.76%	1.47%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$17,173	$3,723	$—	$6,622	$178,398
Ratio of Expenses to Average Daily Net Assets	0.58%	0.58%[5]	0.58%[5]	0.58%	0.58%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.58%	0.58%[5]	0.58%[5]	0.58%	0.58%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.61%	0.62%[5]	0.60%[5]	0.60%	0.58%
Ratio of Net Investment Income to Average Daily Net Assets	4.38%	3.34%[5]	0.54%[5]	0.94%	1.47%

[1]	There were no Cash Reserve Shares outstanding during the period August 7, 2003 to September 15, 2003, and December 16, 2003 to October 3, 2005.
[2]	Audited by other auditors.
[3]	Past performance is no guarantee of future results.
[4]	Not annualized.
[5]	Annualized.

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TempCash Dollar Shares

TempCash Cash Reserve Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a TempCash Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2006	2005	2004	2003[1]	2002[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0446	$0.0253	$0.0087	$0.0093	$0.0168

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0446)	$(0.0253)	$(0.0087)	$(0.0093)	$(0.0168)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	4.56%	2.56%	0.88%	0.93%	1.70%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$826,331	$595,873	$531,509	$433,227	$402,137
Ratio of Expenses to Average Daily Net Assets	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.48%	0.49%	0.49%	0.48%	0.50%
Ratio of Net Investment Income to Average Daily Net Assets	4.50%	2.63%	0.87%	0.94%	1.71%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

FedFund Cash Reserve Shares

The table below sets forth selected financial data for a FedFund Cash Reserve Share outstanding throughout each period presented.

	Year ended October 31,			For the Period April 1, 2003[1] through October 31,
	2006	2005	2004	2003[2]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0423	$0.0229	$0.0065	$0.0034

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0423)	$(0.0229)	$(0.0065)	$(0.0034)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00

Total Return[3]	4.31%	2.32%	0.65%	0.59%[4]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$1,082	$1,547	$9,276	$13,492
Ratio of Expenses to Average Daily Net Assets	0.60%	0.60%	0.60%	0.60%[5]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.60%	0.60%	0.60%	0.60%[5]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.68%	0.70%	0.69%	0.69%[5]
Ratio of Net Investment Income to Average Daily Net Assets	4.26%	1.94%	0.62%	0.58%[5]

[1]	Commencement of operations of share class.
[2]	Audited by other auditors.
[3]	Past performance is no guarantee of future results.
[4]	Not annualized.
[5]	Annualized.

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T-Fund Dollar Shares

T-Fund Cash Reserve Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a T-Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2006	2005	2004	2003[1]	2002[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0431	$0.0235	$0.0073	$0.0081	$0.0154

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0431)	$(0.0235)	$(0.0073)	$(0.0081)	$(0.0154)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	4.39%	2.37%	0.74%	0.81%	1.55%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$691,792	$728,168	$1,481,069	$449,468	$448,592
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.51%	0.53%	0.53%	0.52%	0.50%
Ratio of Net Investment Income to Average Daily Net Assets	4.32%	2.43%	0.73%	0.79%	1.54%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

Federal Trust Fund Dollar Shares

Federal Trust Fund Cash Reserve Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a Federal Trust Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2006	2005	2004	2003[1]	2002[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0434	$0.0238	$0.0076	$0.0081	$0.0158

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0434)	$(0.0238)	$(0.0076)	$(0.0081)	$(0.0158)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return²	4.42%	2.41%	0.77%	0.81%	1.59%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$37,625	$18,857	$7,835	$4,555	$4,675
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.44%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.45%	0.45%	0.44%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.60%	0.63%	0.60%	0.60%	0.53%
Ratio of Net Investment Income to Average Daily Net Assets	4.34%	2.55%	0.80%	0.80%	1.64%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

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Treasury Trust Fund Dollar Shares

Treasury Trust Fund Cash Reserve Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a Treasury Trust Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2006	2005	2004	2003[1]	2002[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0406	$0.0219	$0.0066	$0.0073	$0.0145

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0406)	$(0.0219)	$(0.0066)	$(0.0073)	$(0.0145)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	4.14%	2.21%	0.67%	0.74%	1.46%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$205,317	$206,999	$343,163	$270,930	$321,730
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.56%	0.56%	0.56%	0.56%	0.53%
Ratio of Net Investment Income to Average Daily Net Assets	4.06%	2.09%	0.68%	0.75%	1.46%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

MuniFund Cash Reserve Shares

The table below sets forth selected financial data for a MuniFund Cash Reserve Share outstanding throughout each period presented.

	For the Period November 1, 2002 through August 6,	Year Ended October 31,
	2003[1,2]	2002[2]
Net Asset Value, Beginning of Period	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0047	$0.0102

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0047)	$(0.0102)

Net Asset Value, End of Period	$1.00	$1.00

Total Return[3]	0.57%[4]	1.03%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	—	$8,626
Ratio of Expenses to Average Daily Net Assets	0.60%[5]	0.60%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.59%[5]	0.59%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.75%[5]	0.77%
Ratio of Net Investment Income to Average Daily Net Assets	0.63%[5]	1.03%

[1]	There were no Cash Reserve Shares outstanding during the period August 7, 2003 to October 31, 2006.
[2]	Audited by other auditors.
[3]	Past performance is no guarantee of future results.
[4]	Not annualized.
[5]	Annualized.

45

MuniCash Dollar Shares

MuniCash Cash Reserve Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a MuniCash Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2006	2005	2004	2003[1]	2002[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0293	$0.0181	$0.0075	$0.0083	$0.0131

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0293)	$(0.0181)	$(0.0075)	$(0.0083)	$(0.0131)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	2.97%	1.83%	0.76%	0.84%	1.32%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$91,505	$59,321	$79,579	$90,241	$58,991
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.44%	0.44%	0.44%	0.44%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.61%	0.59%	0.58%	0.59%	0.61%
Ratio of Net Investment Income to Average Daily Net Assets	2.93%	1.79%	0.75%	0.81%	1.30%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

California Money Fund Dollar Shares

California Money Fund Cash Reserve Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a California Money Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2006	2005	2004	2003[1]	2002[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0283	$0.0172	$0.0067	$0.0069	$0.0107

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0283)	$(0.0172)	$(0.0067)	$(0.0069)	$(0.0107)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	2.87%	1.74%	0.68%	0.69%	1.07%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$40,850	$26,293	$1,347	$15,463	$29,922
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.44%	0.44%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.65%	0.65%	0.66%	0.65%	0.67%
Ratio of Net Investment Income to Average Daily Net Assets	2.86%	1.84%	0.66%	0.71%	1.12%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

46

New York Money Fund Dollar Shares

New York Money Fund Cash Reserve Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a New York Money Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2006	2005	2004	2003[1]	2002[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0289	$0.0172	$0.0066	$0.0071	$0.0106

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0289)	$(0.0172)	$(0.0066)	$(0.0071)	$(0.0106)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	2.93%	1.74%	0.67%	0.71%	1.07%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$6,362	$5,515	$5,059	$5,216	$4,716
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.44%	0.44%	0.44%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.66%	0.66%	0.65%	0.65%	0.66%
Ratio of Net Investment Income to Average Daily Net Assets	2.88%	1.67%	0.67%	0.68%	1.06%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

47

HOW TO CONTACT BLACKROCK LIQUIDITY FUNDS

For purchases and redemption orders only call: 1-800-441-7450

For yield information call: 1-800-821-6006

Cash Reserve Shares	Fund Code
TempFund	H2
TempCash	H5
FedFund	U3
T-Fund	N2
Federal Trust Fund	U5
Treasury Trust Fund	N5
MuniFund	K2
MuniCash	K5
California Money Fund	R2
New York Money Fund	R5

For other information call: 1-800-821-7432 or visit our website at www.blackrock.com

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, DE 19809

48

Not a Part of Prospectus

BLACKROCK PRIVACY PRINCIPLES

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

49

Where to Find More Information

The Statement of Additional Information (the “SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling 1-800-821-7432. The above named documents and other information are available on the Funds’ web site at www.blackrock.com.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

BRLF-P-004	The BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

BlackRock Liquidity Funds

Prospectus

FEBRUARY 21, 2007

Dollar Shares

TempFund

TempCash

FedFund

T-Fund

Federal Trust Fund

Treasury Trust Fund

MuniFund

MuniCash

California Money Fund

New York Money Fund

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

Introduction

Welcome to the BlackRock Liquidity Funds Prospectus for Dollar Shares.

The Prospectus has been written to provide you with information you need to make an informed decision about whether to invest in Dollar Shares of the BlackRock Liquidity Funds (each a “Fund” and collectively the “Funds”). The Funds are advised by BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”).

Each of the Funds offers Dollar Shares. Dollar Shares are sold to institutions that have entered into servicing agreements with the Funds in connection with their investments.

The Funds are offered to banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers.

1

Risk/Return Summary

Investment Goals:

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Goal
TempFund TempCash FedFund T-Fund Federal Trust Fund Treasury Trust Fund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniFund MuniCash	Each Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with liquidity and stability of principal.

Except for MuniFund and MuniCash, the investment goal of each Fund may be changed by the Funds’ Board of Trustees without shareholder approval.

2

Principal Investment Strategies:

Each Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

TempFund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements secured by such obligations.

TempCash

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements secured by such obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations.

FedFund

Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured by such obligations.

T-Fund

Under normal circumstances, T-Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements secured by direct Treasury obligations.

Federal Trust Fund

Under normal circumstances, Federal Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income from which, under current federal law, generally may not be subject to state income tax.

Treasury Trust Fund

Under normal circumstances, Treasury Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, such as Treasury bills, notes and trust receipts. Because the Fund invests exclusively in direct U.S. Treasury obligations, investors may benefit from income tax exclusions or exemptions that are available in certain states and localities.

MuniFund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (collectively, “Municipal Obligations”), the income from

3

which is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax.

MuniCash

Under normal circumstances, MuniCash invests at least: (i) 80% of its net assets, plus the amount of any borrowings for investment purposes, in Municipal Obligations, the income from which is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax.

California Money Fund

The California Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in California Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from the interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of California (“California Municipal Obligations”) are exempt from regular federal and California State personal income tax. California Municipal Obligations include municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax.

New York Money Fund

The New York Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in New York Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from interest on obligations that is exempt from taxation under the Constitution or statutes of New York (“New York Municipal Obligations”) are exempt from regular federal, New York State and New York City personal income tax. New York Municipal Obligations include municipal securities issued by the State of New York and its political subdivisions, as well as certain non-New York governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax.

4

Principal Risks of Investing:

All Funds

Although each Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. Each Fund is also subject to risks related to changes in prevailing interest rates, since generally a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

The following Funds are also subject to additional principal risks:

TempCash

Because of its concentration in the financial services industry, TempCash will be exposed to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. In addition, securities issued by foreign entities, including foreign banks and corporations may involve additional risks. Examples of these risks are the lack of available public information about the foreign issuer, and international economic or political developments which could affect the payment of principal and interest when due.

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund

Securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Funds.

Federal Trust Fund and Treasury Trust Fund may not enter into repurchase transactions. As a result, they may from time to time engage in portfolio trading for liquidity purposes. In selling securities prior to maturity, the Funds may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a particular state that imposes an income tax should determine through consultation with their own tax advisors whether such interest income, when distributed by the Funds, will be considered by the state to have retained exempt status, and whether the Funds’ capital gain and other income, if any, when distributed will be subject to the state’s income tax.

MuniCash

Although MuniCash intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax.

5

California Money Fund and New York Money Fund

The California Money and New York Money Funds are non-diversified. This means that each Fund may invest a greater percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. The California Money and New York Money Funds also concentrate their investments in California Municipal Obligations and New York Municipal Obligations, respectively. Accordingly, each Fund may experience greater fluctuations in NAV and may have greater risk of loss.

Dividends derived from interest on Municipal Obligations other than California Municipal Obligations or New York Municipal Obligations are exempt from regular federal income tax but are subject to California State personal income tax or New York State and New York City income taxes, respectively.

6

Performance Information

The Bar Charts below indicate the risks of investing in Dollar Shares of each Fund by showing how the performance of Dollar Shares of each Fund has varied from year to year; and by showing the average annual return for Dollar Shares of each Fund. The Tables show the average annual return for the 1, 5 and 10 year periods for the Dollar Shares of each Fund. The Bar Charts and the Tables assume reinvestment of dividends and distributions. The past performance of each Fund does not necessarily indicate how it will perform in the future.

Best Quarter	Worst Quarter
1.59%	0.17%
(12/31/00)	(06/30/04)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	5 Years	10 Years

TempFund Dollar Shares	4.75%	2.18%	3.63%

	7-Day Yield As of December 31, 2006

TempFund Dollar Shares		4.96%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

7

Best Quarter	Worst Quarter
1.61%	0.18%
(09/30/00)	(06/30/04)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	5 Years	10 Years

TempCash Dollar Shares	4.76%	2.21%	3.66%

	7-Day Yield As of December 31, 2006

TempCash Dollar Shares		4.95%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

8

Best Quarter	Worst Quarter
1.56%	0.16%
(12/31/00)	(06/30/04)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	5 Years	10 Years

FedFund Dollar Shares	4.67%	2.13%	3.54%

	7-Day Yield As of December 31, 2006

FedFund Dollar Shares		4.87%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

9

Best Quarter	Worst Quarter
1.54%	0.14%
(12/31/00)	(06/30/04)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	5 Years	10 Years

T-Fund Dollar Shares	4.60%	2.06%	3.46%

	7-Day Yield As of December 31, 2006

T-Fund Dollar Shares		4.73%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

10

Best Quarter	Worst Quarter
1.56%	0.15%
(09/30/00)	(03/31/04)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	5 Years	10 Years

Federal Trust Fund Dollar Shares	4.63%	2.09%	3.50%

	7-Day Yield As of December 31, 2006

Federal Trust Fund Dollar Shares		4.83%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

11

Best Quarter	Worst Quarter
1.46%	0.13%
(12/31/00)	(03/31/04)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	5 Years	10 Years

Treasury Trust Fund Dollar Shares	4.36%	1.93%	3.27%

	7-Day Yield As of December 31, 2006

Treasury Trust Fund Dollar Shares		4.51%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

12

Best Quarter	Worst Quarter
0.98%	0.12%
(12/31/00)	(09/30/03)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	5 Years	10 Years

MuniFund Dollar Shares	3.02%	1.51%	2.27%

	7-Day Yield As of December 31, 2006

MuniFund Dollar Shares		3.42%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

13

Best Quarter	Worst Quarter
1.01%	0.14%
(12/31/00)	(09/30/03)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	5 Years	10 Years

MuniCash Dollar Shares	3.08%	1.59%	2.39%

	7-Day Yield As of December 31, 2006

MuniCash Dollar Shares		3.47%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

14

Best Quarter	Worst Quarter
0.85%	0.12%
(12/31/00)	(09/30/03)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	5 Years	10 Years

California Money Fund Dollar Shares	2.97%	1.47%	2.11%

	7-Day Yield As of December 31, 2006

California Money Fund Dollar Shares		3.33%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

15

Best Quarter	Worst Quarter
0.94%	0.13%
(12/31/00)	(03/31/04)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	5 Years	10 Years

New York Money Fund Dollar Shares	3.04%	1.48%	2.20%[1]

	7-Day Yield As of December 31, 2006

New York Money Fund Dollar Shares		3.41%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]

There were no New York Money Fund Dollar Shares outstanding during the period July 21, 1998 through April 10, 2000. For this period the performance of the Dollar Shares is based on the returns of the Fund’s Institutional Shares and is adjusted to reflect the different expenses borne by the Fund’s Dollar Shares.

16

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of each of the Funds.

TempFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Dollar Shares

Management Fees[1]	0.18%

Other Expenses	0.27%
Shareholder Servicing Fees		0.25%
Miscellaneous[1]		0.02%

Total Annual Fund Operating Expenses	0.45%
Fee Waiver and Expense Reimbursement	(0.02)%

Net Annual Fund Operating Expenses[1]	0.43%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.18%.

TempCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Dollar Shares

Management Fees[1]	0.21%

Other Expenses	0.27%
Shareholder Servicing Fees		0.25%
Miscellaneous[1]		0.02%

Total Annual Fund Operating Expenses	0.48%
Fee Waiver and Expense Reimbursement	(0.05)%

Net Annual Fund Operating Expenses[1]	0.43%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.18%.

17

FedFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Dollar Shares

Management Fees[1]	0.25%

Other Expenses	0.28%
Shareholder Servicing Fees		0.25%
Miscellaneous[1]		0.03%

Total Annual Fund Operating Expenses	0.53%
Fee Waiver and Expense Reimbursement	(0.08)%

Net Annual Fund Operating Expenses[1]	0.45%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

T-Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Dollar Shares

Management Fees[1]	0.24%

Other Expenses	0.27%
Shareholder Servicing Fees		0.25%
Miscellaneous[1]		0.02%

Total Annual Fund Operating Expenses	0.51%
Fee Waiver and Expense Reimbursement	(0.06)%

Net Annual Fund Operating Expenses[1]	0.45%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

18

Federal Trust Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Dollar Shares

Management Fees[1]	0.28%

Other Expenses	0.33%
Shareholder Servicing Fees		0.25%
Miscellaneous[1]		0.08%

Total Annual Fund Operating Expenses	0.61%
Fee Waiver and Expense Reimbursement	(0.16)%

Net Annual Fund Operating Expenses[1]	0.45%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

Treasury Trust Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Dollar Shares

Management Fees[1]	0.28%

Other Expenses	0.28%
Shareholder Servicing Fees		0.25%
Miscellaneous[1]		0.03%

Total Annual Fund Operating Expenses	0.56%
Fee Waiver and Expense Reimbursement	(0.11)%

Net Annual Fund Operating Expenses[1]	0.45%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

19

MuniFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Dollar Shares

Management Fees[1]	0.31%

Other Expenses	0.27%
Shareholder Servicing Fees		0.25%
Miscellaneous[1]		0.02%

Total Annual Fund Operating Expenses	0.58%
Fee Waiver and Expense Reimbursement	(0.13)%

Net Annual Fund Operating Expenses[1]	0.45%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

MuniCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Dollar Shares

Management Fees[1]	0.33%

Other Expenses	0.28%
Shareholder Servicing Fees		0.25%
Miscellaneous[1]		0.03%

Total Annual Fund Operating Expenses	0.61%
Fee Waiver and Expense Reimbursement	(0.16)%

Net Annual Fund Operating Expenses[1]	0.45%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

20

California Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Dollar Shares

Management Fees[1]	0.37%

Other Expenses	0.28%
Shareholder Servicing Fees		0.25%
Miscellaneous[1]		0.03%

Total Annual Fund Operating Expenses	0.65%
Fee Waiver and Expense Reimbursement	(0.20)%

Net Annual Fund Operating Expenses[1]	0.45%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

New York Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Dollar Shares

Management Fees[1]	0.38%

Other Expenses	0.28%
Shareholder Servicing Fees		0.25%
Miscellaneous[1]		0.03%

Total Annual Fund Operating Expenses	0.66%
Fee Waiver and Expense Reimbursement	(0.21)%

Net Annual Fund Operating Expenses[1]	0.45%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

21

Example

This Example is intended to help you compare the cost of investing in the Funds’ Dollar Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Dollar Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds’ Dollar Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years

TempFund	$44	$142	$250	$565

TempCash	$44	$149	$264	$599

FedFund	$46	$162	$288	$657

T-Fund	$46	$158	$279	$635

Federal Trust Fund	$46	$179	$324	$747

Treasury Trust Fund	$46	$168	$302	$691

MuniFund	$46	$173	$311	$713

MuniCash	$46	$179	$324	$747

California Money Fund	$46	$188	$342	$791

New York Money Fund	$46	$190	$347	$803

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MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISKS

Investment Strategies

Each Fund’s investment goal is described under the Risk/Return Summary. The following is additional information concerning the investment strategies of the Funds.

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

TempFund, TempCash and MuniFund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

■

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) (for TempFund, by all NRSROs that rate a security), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

■	securities that are issued or guaranteed by a person with such ratings;

■	securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

■	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

■	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

MuniCash, California Money Fund and New York Money Fund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

■

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

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■	securities that are issued or guaranteed by a person with such ratings;

■	securities without such ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

■	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

■	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

TempFund, TempCash, MuniFund and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of a Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Substantially all of the Funds’ assets are invested in Municipal Obligations. The California Money Fund and New York Money Fund expect that they will invest at least 80% of their respective net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus. The Statement of Additional Information also describes the Funds’ policies and procedures concerning the disclosure of their portfolio holdings.

Asset-Backed Obligations.  TempFund and TempCash.  Each Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets. TempCash may also invest in collateralized mortgage obligations (“CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

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Bank Obligations.  TempFund and TempCash.  Each Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Each Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. TempFund may also invest in obligations of foreign banks or foreign branches of U.S. banks where the Adviser deems the instrument to present minimal credit risk, while TempCash may invest substantially in such obligations.

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Commercial Paper.  TempFund and TempCash.  Each Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements. In addition, commercial paper purchased by TempCash may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Funding Agreements.  TempFund and TempCash.  Each Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Illiquid Securities.  TempFund, TempCash, FedFund, T-Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund.  No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies’ expenses will be borne by the Fund’s shareholders.

Loan Participations.  TempFund and TempCash.  Each Fund may invest in loan participations.

Master Demand or Term Notes.  TempFund and TempCash.  A Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations

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or other entities. A master demand or term note typically permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the Fund or the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include securities that a Fund could not directly hold.

Municipal Obligations.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities and “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund may purchase Municipal Obligations subject to the federal alternative minimum tax, MuniFund, California Money Fund and New York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund and TempCash.  In addition, TempFund and TempCash may, when deemed appropriate by the Adviser in light of their respective investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BIMC. Collateral for a repurchase agreement may also include other types of securities that a Fund could not hold directly without the repurchase obligation.

Reverse Repurchase Agreements and Securities Lending.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Each Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest

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on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Stand-by Commitments.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in their respective portfolios. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

RISKS

The principal risks of investing in each Fund are described above in the Risk/Return Summary. The following supplements that description.

Concentration.  TempCash, California Money Fund and New York Money Fund.  A substantial part of TempCash’s portfolio, 25% or more, may be comprised of securities issued by companies in the financial services industry. In addition, a substantial part of the portfolios of the California Money Fund and New York Money Fund may be comprised of securities issued by the State of California and the State of New York, respectively. As a result, these Funds will be more susceptible to any economic, business, political or other developments which generally affect these sectors.

Credit Risk.  All Funds.  The risk that an issuer will be unable to make principal and interest payments when due is known as “credit risk.” U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with Municipal Obligations and corporate debt securities presenting somewhat higher credit risk. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an

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NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Foreign Exposure.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk.  All Funds.  Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of a Fund’s assets may not enable the Fund to maintain a stable NAV of $1.00 per share.

Leverage Risk.  All Funds.  Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of a Fund’s investment portfolio. The Funds do not currently intend to employ investment strategies that involve leverage risk.

Liquidity.  All Funds.  The risk that a Fund will be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Municipal Obligations.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  In making investments, each Fund and the Adviser will rely on issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel for their opinions on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, a Fund and its shareholders could be subject to substantial tax liabilities.

Tax Risk.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Although the Funds intend to invest primarily in securities the interest of which is exempt from federal tax, the Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect a Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

U.S. Government Obligations.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association);

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other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Special Risks Affecting the California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of California (excluding certain bonds separately supported by a special sales tax) are currently rated “A+” and “A1,” respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives, as well as economic developments affecting California, could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Special Risks Affecting the New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio. Financial and other considerations relating to the Fund’s investments in New York Municipal Obligations are summarized in the Statement of Additional Information.

Certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Fund) have historically experienced serious financial difficulties. These difficulties have historically jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and fewer markets for their outstanding debt obligations. However, strong demand for New York Municipal Obligations has at times had the effect of permitting New York Municipal Obligations to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obliga -

29

tions issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by certain issuers of New York Municipal Obligations could result in defaults or declines in the market values of those issuers’ existing obligations and, possibly, in the obligations of other issuers of New York Municipal Obligations. Although as of the date of this Prospectus, no issuers of New York Municipal Obligations are in default with respect to the payment of their Municipal Obligations, the occurrence of any such default could affect adversely the market values and marketability of all New York Municipal Obligations and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of New York are currently rated AA and Aa3, respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

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Management of the Funds

Investment Adviser

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with over $1 trillion of assets under management as of December 31, 2006. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc. (“PNC”) and Merrill Lynch & Co., Inc.

On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.’s investment management business combined with that of BlackRock, Inc. to create a new independent company that is one of the world’s largest asset management firms. The combined company offers a full range of equity, fixed income, cash management and alternative investment products with strong representation in both retail and institutional channels, in the United States and in non-U.S. markets. The new company has over 4,500 employees in 18 countries and a major presence in most key markets, including the United States, the United Kingdom, Asia, Australia, the Middle East and Europe.

Under a management agreement (“Management Agreement”) with the Trust, BIMC manages each Fund and is responsible for all purchases and sales of the Funds’ securities as investment adviser, and also provides administrative and accounting services, assisting in supervising all aspects of the Funds’ operations, other than those services to be performed by the Funds’ custodian, distributor and transfer agent or provided under the Funds’ shareholder service and distribution plans. For the services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund’s average net assets. Under the Management Agreement, BIMC is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BIMC has engaged PFPC Inc. (“PFPC”) to provide administrative services to the Funds. Any fees payable to the sub-administrator do not affect the fees payable by the Funds to BIMC.

Prior to February 21, 2006, BIMC managed each Fund under an advisory agreement (the “Prior Advisory Agreement”) and BIMC and PFPC provided administrative services to the Funds, as co-administrators under an administration agreement (the “Prior Administration Agreement”). The fees payable by the Funds under the Management Agreement with BIMC are higher than the advisory fee rates payable under the Prior Advisory Agreement, but equal to the total of advisory fees payable under the Prior Advisory Agreement plus fees payable for administrative services under the Prior Administration Agreement. As a result, in the table below the Management Fees received by BIMC for the period from November 1, 2005 to February 21, 2006 have been restated to include the advisory fee paid to BIMC as well as the administration fee received by BIMC and PFPC under the Prior Advisory and Prior Administration Agreements.

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BIMC has contractually agreed to waive some fees otherwise payable to it and reimburse certain expenses. Any fees waived and any expenses reimbursed by BIMC with respect to a particular fiscal year are not recoverable. Through February 28, 2007, BIMC contractually agreed to waive some fees otherwise payable to it and reimburse certain expenses. For the fiscal year ended October 31, 2006, the Funds paid BIMC the following management fees, net of waivers, as a percentage of each Fund’s average daily net assets:

Fund	Management Fees Received by BIMC

TempFund	0.16%

TempCash	0.16%

FedFund	0.17%

T-Fund	0.18%

Federal Trust Fund	0.12%

Treasury Trust Fund	0.17%

MuniFund	0.18%

MuniCash	0.17%

California Money Fund	0.17%

New York Money Fund	0.17%

The services provided by BIMC are described further in the Statement of Additional Information under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the annual report to shareholders for the period ended October 31, 2006.

BIMC, BlackRock Distributors, Inc. (the Funds’ distributor) and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds. In addition, BIMC, the distributor and/or their affiliates are permitted to make payments relating to distribution and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Funds). BIMC, the distributor and/or their affiliates may pay affiliated and unaffiliated Service Organizations (as defined below) compensation for the sale and distribution of shares of the Funds or for other services to the Funds and shareholders. These payments (“Additional Payments”) would be in addition to Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Service Organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization. The aggregate amount of Additional Payments may be substantial. The Additional Payments may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Service Organization, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Service Organization for details about Additional Payments it may receive. For more information on Additional Payments, see the Statement of Additional Information.

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Conflicts of Interest

The investment activities of BIMC and its affiliates in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage a Fund and its shareholders. BIMC and its affiliates provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BIMC and its affiliates (including, for these purposes, BIMC, Merrill Lynch & Co., Inc., BlackRock, Inc., PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)), are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, financer, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities and instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. The Funds may also purchase certain securities through broker-dealer Affiliates, subject to certain conditions set forth in the Statement of Additional Information. One or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of a Fund and/or that engage in and compete for transactions in the same types of securities and instruments as the Funds. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by Funds and may result in an Affiliate having positions that are adverse to those of the Funds. No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Fund for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that Funds could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by an Affiliate or Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate-advised clients or BIMC may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate provides or may some day provide research coverage. An Affiliate may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds.

The activities of BIMC or its Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BIMC has adopted policies and procedures designed to address these potential conflicts of interest. See the Statement of Additional Information for further information.

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Shareholder Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

(Value of Assets of a Class)
NAV =	- (Liabilities of the Class)
Number of Outstanding Shares of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PFPC each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday. The NAV of each Fund, except TempFund, TempCash, FedFund and T-Fund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempFund, TempCash, FedFund and T-Fund normally is determined as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit when the NYSE, bond markets or the Federal Reserve Bank of Philadelphia closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board of Trustees of the Funds may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call 1-800-821-7432.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware: 302-797-2350), through the Funds’ internet-based order entry program; or by such other electronic means as the Funds agree to in their sole discretion.

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Certain accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase the account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. Each investor desiring to use this privilege should consult its bank for details. The Funds, the Adviser and PNC have obtained exemptive relief from the SEC to permit any of the taxable Funds to enter into overnight repurchase agreements with PNC and certain of its affiliates to accommodate a sweep program for shareholders that are customers of PNC or its affiliates. The exemptive order contains a number of collateralization, pricing and monitoring requirements designed to protect the Funds’ interests and is described in greater detail in the Funds’ Statement of Additional Information.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Dollar Shares. A purchase order will be executed by PFPC on the Business Day that it is received only if the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Dollar Shares.

Fund	Deadline (Eastern time)

TempFund*†	5:30 p.m.

TempCash*	5:30 p.m.

FedFund*†	5:00 p.m.

T-Fund*	5:30 p.m.

Federal Trust Fund	2:30 p.m.

Treasury Trust Fund	2:30 p.m.

MuniFund	2:30 p.m.

MuniCash	2:30 p.m.

California Money Fund	1:00 p.m.

New York Money Fund	1:00 p.m.

†

The deadline for purchase orders for TempFund and FedFund Dollar Shares placed pursuant to the sweep program for shareholders that are customers of PNC or its affiliates is 6:00 p.m. Eastern time. The Funds reserve the right to limit the amount of such orders or to reject an order for any reason.

*	Purchase orders for TempFund, TempCash, FedFund and T-Fund Dollar Shares placed after 3:00 p.m. Eastern time may only be transmitted by telephone. The Funds reserve the right to limit the amount of such orders or to reject an order for any reason.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Bond Market Association) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Typically, the deadline for purchases of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 821-7432 for specific information.

35

Payment for Dollar Shares of a Fund may be made only in federal funds or other immediately available funds. The minimum initial investment by an institution for Dollar Shares is $5,000. (However, institutional investors may set a higher minimum for their customers.) There is no minimum subsequent investment. The Funds reserve the right to vary or waive the minimum and subsequent investment requirements.

Dollar Shares of the Funds are sold without a sales charge. Institutional investors purchasing or holding Dollar Shares of the Funds for their customer accounts may charge customer fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with an institution before purchasing Dollar Shares of the Funds. An institution purchasing Dollar Shares of a Fund on behalf of its customers is responsible for transmitting orders to the Fund in accordance with its customer agreements.

Redemption of Shares

Redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware in the manner described under “Purchase of Shares.”

Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below. If redemption orders are received by PFPC on a Business Day by the established deadlines, payment for redeemed Fund shares will be wired in federal funds on that same day. If you purchased shares through a financial intermediary, the financial intermediary may have its own earlier deadlines for the receipt of the redemption order. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. Also, a Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Fund	Deadline (Eastern time)

TempFund*†	5:30 p.m.

TempCash*	5:30 p.m.

FedFund*†	5:00 p.m.

T-Fund*	5:30 p.m.

Federal Trust Fund	2:30 p.m.

Treasury Trust Fund	2:30 p.m.

MuniFund**	1:00 p.m.

MuniCash**	1:00 p.m.

California Money Fund**	1:00 p.m.

New York Money Fund**	1:00 p.m.

†

The deadline for redemption orders for TempFund and FedFund Dollar Shares placed pursuant to the sweep program for shareholders that are customers of PNC or its affiliates is 6:00 p.m. Eastern time. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

*	Redemption orders for TempFund, TempCash, FedFund and T-Fund Dollar Shares placed after 3:00 p.m. Eastern time may only be transmitted by telephone. Shareholders placing orders through a financial intermediary are responsible for making certain that their financial intermediary communicates the order to the Fund’s office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.
**	Redemption orders for MuniFund, MuniCash, California Money Fund and New York Money Fund Dollar Shares placed between 12:00 Noon and 1:00 p.m. Eastern time may only be transmitted by telephone. Shareholders placing orders through a financial intermediary are responsible for making certain that their financial intermediary communicates the order to the Fund’s office no later than the stated deadline. Such orders are limited to a maximum of $10 million per institution per Fund. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

36

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Bond Market Association) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Typically, the deadline for redemption of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 821-7432 for specific information.

The Funds shall have the right to redeem shares in any Dollar Share account if the value of the account is less than $5,000, after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Dollar Share account to $5,000 or more, no such redemption shall take place. If a shareholder’s Dollar Share account falls below an average of $5,000 in any particular calendar month, the account may be charged an account maintenance fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Dollar Shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Conflict of interest restrictions may apply to an institution’s receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Dollar Shares. (See also “Management of the Fund – Service Organizations,” as described in the Statement of Additional Information.) Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Dollar Shares.

Additional Purchase and Redemption Information

The Funds’ Board of Trustees has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally are used for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Dollar Shareholder Services Plan

Institutional investors, such as banks, savings and loan associations and other financial institutions, including affiliates of PNC (“Service Organizations”), may purchase Dollar Shares. Pursuant to a Shareholder Services Plan adopted by the Funds’ Board of Trustees, the Funds will enter into an agreement with each Service Organization which purchases Dollar Shares. The agreement will require the Service Organization to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.25% (on an annualized basis) of the average daily net asset value of the Dollar Shares held by the

37

Service Organization. Such services are described more fully in the Statement of Additional Information under “Management of the Fund – Service Organizations.” Under the terms of the agreements, Service Organizations are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Dollar Shares.

The Funds also offer other share classes, which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by wire transfer, or by check if requested in writing by the shareholder, within five business days after the end of the month or within five business days after a redemption of all of a shareholder’s shares of a particular class.

Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvested dividends are available for redemption on the following Business Day. Reinvestment elections, and any revocations thereof, must be made in writing to PFPC, the Funds’ transfer agent, at P.O. Box 8950, Wilmington, Delaware 19885 and will become effective after its receipt by PFPC with respect to dividends paid.

Federal Taxes

Distributions paid by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniFund, MuniCash, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional

38

benefit from the tax-exempt status of exempt-interest dividends paid by MuniFund, MuniCash, California Money Fund and New York Money Fund. Because these Funds’ pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

The Funds will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable dividends or gross sale proceeds paid to any shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. For distributions attributable to Fund taxable years beginning before January 1, 2008, nonresident aliens, foreign corporations and other foreign investors in a Fund will generally be exempt from U.S. federal income tax on Fund distributions attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such capital gain distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California State personal income tax, provided that at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year consists of exempt-interest obligations, and the dividends are designated as exempt-interest dividends in a written notice mailed to the shareholders within 60 days of the close of the Fund’s taxable year. However, dividends paid to corporate shareholders subject to California State franchise tax or California State corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California State personal income tax. Moreover, to the extent that the Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California State personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the California Money Fund generally will not be deductible for California State personal income tax purposes.

39

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see Federal Taxes above.

*        *        *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distribution to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV with respect to all distributions received from a Fund. PFPC, as transfer agent, will send each of the Funds’ shareholders, or their authorized representatives, an annual statement designating the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send the shareholders of the California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the Statement of Additional Information.

40

Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of the Dollar Shares of each Fund for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the periods ended October 31, 2004, 2005 and 2006 has been audited by the Funds’ independent registered public accountants, Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for the Funds’ prior fiscal periods were audited by the Funds’ former independent registered public accountants. The former accountants’ reports on those financial highlights expressed an unqualified opinion.

TempFund Dollar Shares

The table below sets forth selected financial data for a TempFund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2006	2005	2004	2003[1]	2002[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0445	$0.0252	$0.0084	$0.0088	$0.0161

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0445)	$(0.0252)	$(0.0084)	$(0.0088)	$(0.0161)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	4.55%	2.54%	0.84%	0.89%	1.62%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$4,971,729	$4,212,168	$3,665,117	$3,818,036	$4,309,354
Ratio of Expenses to Average Daily Net Assets	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.45%	0.46%	0.46%	0.45%	0.43%
Ratio of Net Investment Income to Average Daily Net Assets	4.44%	2.57%	0.83%	0.90%	1.63%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

41

TempCash Dollar Shares

The table below sets forth selected financial data for a TempCash Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2006	2005	2004	2003[1]	2002[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0446	$0.0253	$0.0087	$0.0093	$0.0168

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0446)	$(0.0253)	$(0.0087)	$(0.0093)	$(0.0168)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	4.56%	2.56%	0.88%	0.93%	1.70%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$826,331	$595,873	$531,509	$433,227	$402,137
Ratio of Expenses to Average Daily Net Assets	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.48%	0.49%	0.49%	0.48%	0.50%
Ratio of Net Investment Income to Average Daily Net Assets	4.50%	2.63%	0.87%	0.94%	1.71%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

FedFund Dollar Shares

The table below sets forth selected financial data for a FedFund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2006	2005	2004	2003[1]	2002[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0438	$0.0244	$0.0080	$0.0085	$0.0158

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0438)	$(0.0244)	$(0.0080)	$(0.0085)	$(0.0158)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	4.47%	2.47%	0.80%	0.85%	1.60%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$415,040	$372,460	$345,479	$397,344	$635,685
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.53%	0.54%	0.54%	0.53%	0.50%
Ratio of Net Investment Income to Average Daily Net Assets	4.46%	2.49%	0.79%	0.87%	1.61%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

42

T-Fund Dollar Shares

The table below sets forth selected financial data for a T-Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2006	2005	2004	2003[1]	2002[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0431	$0.0235	$0.0073	$0.0081	$0.0154

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0431)	$(0.0235)	$(0.0073)	$(0.0081)	$(0.0154)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	4.39%	2.37%	0.74%	0.81%	1.55%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$691,792	$728,168	$1,481,069	$449,468	$448,592
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.51%	0.53%	0.53%	0.52%	0.50%
Ratio of Net Investment Income to Average Daily Net Assets	4.32%	2.43%	0.73%	0.79%	1.54%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

Federal Trust Fund Dollar Shares

The table below sets forth selected financial data for a Federal Trust Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2006	2005	2004	2003[1]	2002[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0434	$0.0238	$0.0076	$0.0081	$0.0158

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0434)	$(0.0238)	$(0.0076)	$(0.0081)	$(0.0158)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	4.42%	2.41%	0.77%	0.81%	1.59%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$37,625	$18,857	$7,835	$4,555	$4,675
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.44%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.45%	0.45%	0.44%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.60%	0.63%	0.60%	0.60%	0.53%
Ratio of Net Investment Income to Average Daily Net Assets	4.34%	2.55%	0.80%	0.80%	1.64%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

43

Treasury Trust Fund Dollar Shares

The table below sets forth selected financial data for a Treasury Trust Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2006	2005	2004	2003[1]	2002[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0406	$0.0219	$0.0066	$0.0073	$0.0145

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0406)	$(0.0219)	$(0.0066)	$(0.0073)	$(0.0145)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	4.14%	2.21%	0.67%	0.74%	1.46%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$205,317	$206,999	$343,163	$270,930	$321,730
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.56%	0.56%	0.56%	0.56%	0.53%
Ratio of Net Investment Income to Average Daily Net Assets	4.06%	2.09%	0.68%	0.75%	1.46%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

MuniFund Dollar Shares

The table below sets forth selected financial data for a MuniFund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2006	2005	2004	2003[1]	2002[1]
Net Asset Value, Beginning Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0287	$0.0174	$0.0070	$0.0071	$0.0117

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0287)	$(0.0174)	$(0.0070)	$(0.0071)	$(0.0117)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	2.91%	1.76%	0.70%	0.71%	1.18%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$96,853	$84,763	$82,323	$37,749	$74,526
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.44%	0.45%	0.44%	0.44%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.58%	0.58%	0.59%	0.60%	0.62%
Ratio of Net Investment Income to Average Daily Net Assets	2.87%	1.75%	0.73%	0.74%	1.18%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

44

MuniCash Dollar Shares

The table below sets forth selected financial data for a MuniCash Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2006	2005	2004	2003[1]	2002[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0293	$0.0181	$0.0075	$0.0083	$0.0131

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0293)	$(0.0181)	$(0.0075)	$(0.0083)	$(0.0131)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	2.97%	1.83%	0.76%	0.84%	1.32%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$91,505	$59,321	$79,579	$90,241	$58,991
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.44%	0.44%	0.44%	0.44%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.61%	0.59%	0.58%	0.59%	0.61%
Ratio of Net Investment Income to Average Daily Net Assets	2.93%	1.79%	0.75%	0.81%	1.30%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

California Money Fund Dollar Shares

The table below sets forth selected financial data for a California Money Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2006	2005	2004	2003[1]	2002[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0283	$0.0172	$0.0067	$0.0069	$0.0107

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0283)	$(0.0172)	$(0.0067)	$(0.0069)	$(0.0107)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	2.87%	1.74%	0.68%	0.69%	1.07%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$40,850	$26,293	$1,347	$15,463	$29,922
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.44%	0.44%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.65%	0.65%	0.66%	0.65%	0.67%
Ratio of Net Investment Income to Average Daily Net Assets	2.86%	1.84%	0.66%	0.71%	1.12%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

45

New York Money Fund Dollar Shares

The table below sets forth selected financial data for a New York Money Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2006	2005	2004	2003[1]	2002[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0289	$0.0172	$0.0066	$0.0071	$0.0106

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0289)	$(0.0172)	$(0.0066)	$(0.0071)	$(0.0106)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	2.93%	1.74%	0.67%	0.71%	1.07%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$6,362	$5,515	$5,059	$5,216	$4,716
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.44%	0.44%	0.44%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.66%	0.66%	0.65%	0.65%	0.66%
Ratio of Net Investment Income to Average Daily Net Assets	2.88%	1.67%	0.67%	0.68%	1.06%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

46

HOW TO CONTACT BLACKROCK LIQUIDITY FUNDS

For purchases and redemption orders only call: 1-800-441-7450

For yield information call: 1-800-821-6006

Dollar Shares	Fund Code
TempFund	020
TempCash	023
FedFund	031
T-Fund	061
Federal Trust Fund	012
Treasury Trust Fund	063
MuniFund	059
MuniCash	054
California Money Fund	057
New York Money Fund	055

For other information call: 1-800-821-7432 or visit our website at www.blackrock.com.

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, DE 19809

Not a Part of Prospectus

BLACKROCK PRIVACY PRINCIPLES

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Where to Find More Information

The Statement of Additional Information (the “SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling 1-800-821-7432. The above named documents and other information are available on the Funds’ web site at www.blackrock.com.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

BRLF-P-002	The BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

BlackRock Liquidity Funds

Prospectus

FEBRUARY 21, 2007

Institutional Shares

TempFund

TempCash

FedFund

T-Fund

Federal Trust Fund

Treasury Trust Fund

MuniFund

MuniCash

California Money Fund

New York Money Fund

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

Introduction

Welcome to the BlackRock Liquidity Funds Prospectus for Institutional Shares.

The Prospectus has been written to provide you with information you need to make an informed decision about whether to invest in Institutional Shares of the BlackRock Liquidity Funds (each a “Fund” and collectively the “Funds”). The Funds are advised by BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”).

Each of the Funds offers Institutional Shares. Institutional Shares are sold to institutions that have not entered into servicing agreements with the Funds in connection with their investments. The Funds also offer other share classes, which have differing levels of expenses depending on, among other things, the services provided to shareholders.

The Funds are offered to banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers.

1

Risk/Return Summary

Investment Goals:

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Goal
TempFund TempCash FedFund T-Fund Federal Trust Fund Treasury Trust Fund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniFund MuniCash	Each Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with liquidity and stability of principal.

Except for MuniFund and MuniCash, the investment goal of each Fund may be changed by the Funds’ Board of Trustees without shareholder approval.

2

Principal Investment Strategies:

Each Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

TempFund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements secured by such obligations.

TempCash

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements secured by such obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations.

FedFund

Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured by such obligations.

T-Fund

Under normal circumstances, T-Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements secured by direct Treasury obligations.

Federal Trust Fund

Under normal circumstances, Federal Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income from which, under current federal law, generally may not be subject to state income tax.

Treasury Trust Fund

Under normal circumstances, Treasury Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, such as Treasury bills, notes and trust receipts. Because the Fund invests exclusively in direct U.S. Treasury obligations, investors may benefit from income tax exclusions or exemptions that are available in certain states and localities.

MuniFund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (collectively, “Municipal Obligations”), the income from

3

which is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax.

MuniCash

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Municipal Obligations, the income from which is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax.

California Money Fund

The California Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in California Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from the interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of California (“California Municipal Obligations”) are exempt from regular federal and California State personal income tax. California Municipal Obligations include municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax.

New York Money Fund

The New York Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in New York Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from interest on obligations that is exempt from taxation under the Constitution or statutes of New York (“New York Municipal Obligations”) are exempt from regular federal, New York State and New York City personal income tax. New York Municipal Obligations include municipal securities issued by the State of New York and its political subdivisions, as well as certain non-New York governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax.

4

Principal Risks of Investing:

All Funds

Although each Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. Each Fund is also subject to risks related to changes in prevailing interest rates, since generally a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

The following Funds are also subject to additional principal risks:

TempCash

Because of its concentration in the financial services industry, TempCash will be exposed to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. In addition, securities issued by foreign entities, including foreign banks and corporations may involve additional risks. Examples of these risks are the lack of available public information about the foreign issuer, and international economic or political developments which could affect the payment of principal and interest when due.

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund

Securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Funds.

Federal Trust Fund and Treasury Trust Fund may not enter into repurchase transactions. As a result, they may from time to time engage in portfolio trading for liquidity purposes. In selling securities prior to maturity, the Funds may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a particular state that imposes an income tax should determine through consultation with their own tax advisors whether such interest income, when distributed by the Funds, will be considered by the state to have retained exempt status, and whether the Funds’ capital gain and other income, if any, when distributed will be subject to the state’s income tax.

MuniCash

Although MuniCash intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax.

5

California Money Fund and New York Money Fund

The California Money and New York Money Funds are non-diversified. This means that each Fund may invest a greater percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. The California Money and New York Money Funds also concentrate their investments in California Municipal Obligations and New York Municipal Obligations, respectively. Accordingly, each Fund may experience greater fluctuations in NAV and may have greater risk of loss.

Dividends derived from interest on Municipal Obligations other than California Municipal Obligations or New York Municipal Obligations are exempt from regular federal income tax but are subject to California State personal income tax or New York State and New York City income taxes, respectively.

6

Performance Information

The Bar Charts below indicate the risks of investing in Institutional Shares of each Fund by showing how the performance of Institutional Shares of each Fund has varied from year to year; and by showing the average annual return for Institutional Shares of each Fund. The Tables show the average annual return for the 1, 5 and 10 year periods for the Institutional Shares of each Fund. The Bar Charts and the Tables assume reinvestment of dividends and distributions. The past performance of each Fund does not necessarily indicate how it will perform in the future.

Best Quarter	Worst Quarter
1.66%	0.23%
(09/30/00)	(06/30/04)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	5 Years	10 Years

TempFund Institutional Shares	5.01%	2.43%	3.89%

	7-Day Yield As of December 31, 2006

TempFund Institutional Shares		5.20%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

7

Best Quarter	Worst Quarter
1.67%	0.24%
(09/30/00)	(06/30/04)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	5 Years	10 Years

TempCash Institutional Shares	5.02%	2.47%	3.92%

	7-Day Yield As of December 31, 2006

TempCash Institutional Shares		5.20%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

8

Best Quarter	Worst Quarter
1.62%	0.22%
(12/31/00)	(03/31/04)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	5 Years	10 Years

FedFund Institutional Shares	4.93%	2.38%	3.80%

	7-Day Yield As of December 31, 2006

FedFund Institutional Shares		5.12%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

9

Best Quarter	Worst Quarter
1.60%	0.21%
(12/31/00)	(06/30/04)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	5 Years	10 Years

T-Fund Institutional Shares	4.87%	2.32%	3.72%

	7-Day Yield As of December 31, 2006

T-Fund Institutional Shares		4.98%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

10

Best Quarter	Worst Quarter
1.62%	0.21%
(09/30/00)	(03/31/04)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	5 Years	10 Years

Federal Trust Fund Institutional Shares	4.89%	2.35%	3.76%

	7-Day Yield As of December 31, 2006

Federal Trust Fund Institutional Shares		5.08%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

11

Best Quarter	Worst Quarter
1.53%	0.19%
(12/31/00)	(03/31/04)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	5 Years	10 Years

Treasury Trust Fund Institutional Shares	4.62%	2.18%	3.53%

	7-Day Yield As of December 31, 2006

Treasury Trust Fund Institutional Shares		4.76%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

12

Best Quarter	Worst Quarter
1.04%	0.18%
(12/31/00)	(09/30/03)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	5 Years	10 Years

MuniFund Institutional Shares	3.28%	1.76%	2.52%

	7-Day Yield As of December 31, 2006

MuniFund Institutional Shares		3.67%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

13

Best Quarter	Worst Quarter
1.07%	0.21%
(12/31/00)	(03/31/04)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	5 Years	10 Years

MuniCash Institutional Shares	3.33%	1.85%	2.65%

	7-Day Yield As of December 31, 2006

MuniCash Institutional Shares		3.72%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

14

Best Quarter	Worst Quarter
0.92%	0.18%
(12/31/00)	(09/30/03)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	5 Years	10 Years

California Money Fund Institutional Shares	3.22%	1.72%	2.37%

	7-Day Yield As of December 31, 2006

California Money Fund Institutional Shares		3.58%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

15

Best Quarter	Worst Quarter
1.00%	0.19%
(12/31/00)	(03/31/04)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	5 Years	10 Years

New York Money Fund Institutional Shares	3.29%	1.73%	2.46%

	7-Day Yield As of December 31, 2006

New York Money Fund Institutional Shares		3.66%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

16

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of each of the Funds.

TempFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Institutional Shares

Management Fees[1]	0.18%

Other Expenses[1]	0.02%

Total Annual Fund Operating Expenses	0.20%
Fee Waiver and Expense Reimbursement	(0.02)%

Net Annual Fund Operating Expenses[1]	0.18%

[1]	The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Other Expenses from exceeding 0.18%.

TempCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Institutional Shares

Management Fees[1]	0.21%

Other Expenses[1]	0.02%

Total Annual Fund Operating Expenses	0.23%
Fee Waiver and Expense Reimbursement	(0.05)%

Net Annual Fund Operating Expenses[1]	0.18%

[1]	The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Other Expenses from exceeding 0.18%.

17

FedFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Institutional Shares

Management Fees[1]	0.25%

Other Expenses[1]	0.03%

Total Annual Fund Operating Expenses	0.28%
Fee Waiver and Expense Reimbursement	(0.08)%

Net Annual Fund Operating Expenses[1]	0.20%

[1]	The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Other Expenses from exceeding 0.20%.

T-Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Institutional Shares

Management Fees[1]	0.24%

Other Expenses[1]	0.02%

Total Annual Fund Operating Expenses	0.26%
Fee Waiver and Expense Reimbursement	(0.06)%

Net Annual Fund Operating Expenses[1]	0.20%

[1]	The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Other Expenses from exceeding 0.20%.

18

Federal Trust Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Institutional Shares

Management Fees[1]	0.28%

Other Expenses[1]	0.08%

Total Annual Fund Operating Expenses	0.36%
Fee Waiver and Expense Reimbursement	(0.16)%

Net Annual Fund Operating Expenses[1]	0.20%

[1]	The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Other Expenses from exceeding 0.20%.

Treasury Trust Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Institutional Shares

Management Fees[1]	0.28%

Other Expenses[1]	0.03%

Total Annual Fund Operating Expenses	0.31%
Fee Waiver and Expense Reimbursement	(0.11)%

Net Annual Fund Operating Expenses[1]	0.20%

[1]	The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Other Expenses from exceeding 0.20%.

19

MuniFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Institutional Shares

Management Fees[1]	0.31%

Other Expenses[1]	0.02%

Total Annual Fund Operating Expenses	0.33%
Fee Waiver and Expense Reimbursement	(0.13)%

Net Annual Fund Operating Expenses[1]	0.20%

[1]	The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Other Expenses from exceeding 0.20%.

MuniCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Institutional Shares

Management Fees[1]	0.33%

Other Expenses[1]	0.03%

Total Annual Fund Operating Expenses	0.36%
Fee Waiver and Expense Reimbursement	(0.16)%

Net Annual Fund Operating Expenses[1]	0.20%

[1]	The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Other Expenses from exceeding 0.20%.

20

California Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Institutional Shares

Management Fees[1]	0.37%

Other Expenses[1]	0.03%

Total Annual Fund Operating Expenses	0.40%
Fee Waiver and Expense Reimbursement	(0.20)%

Net Annual Fund Operating Expenses[1]	0.20%

[1]	The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Other Expenses from exceeding 0.20%.

New York Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Institutional Shares

Management Fees[1]	0.38%

Other Expenses[1]	0.03%

Total Annual Fund Operating Expenses	0.41%
Fee Waiver and Expense Reimbursement	(0.21)%

Net Annual Fund Operating Expenses[1]	0.20%

[1]	The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Other Expenses from exceeding 0.20%.

21

Example

This Example is intended to help you compare the cost of investing in the Funds’ Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds’ Institutional Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years

TempFund	$18	$62	$111	$253

TempCash	$18	$69	$124	$288

FedFund	$20	$82	$149	$348

T-Fund	$20	$78	$140	$325

Federal Trust Fund	$20	$99	$186	$440

Treasury Trust Fund	$20	$89	$163	$382

MuniFund	$20	$93	$172	$405

MuniCash	$20	$99	$186	$440

California Money Fund	$20	$108	$204	$486

New York Money Fund	$20	$110	$209	$497

22

MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISKS

Investment Strategies

Each Fund’s investment goal is described under the Risk/Return Summary. The following is additional information concerning the investment strategies of the Funds.

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

TempFund, TempCash and MuniFund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

■

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) (for TempFund, by all NRSROs that rate a security), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

■	securities that are issued or guaranteed by a person with such ratings;

■	securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

■	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

■	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

MuniCash, California Money Fund and New York Money Fund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

■

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

23

■	securities that are issued or guaranteed by a person with such ratings;

■	securities without such ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

■	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

■	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

TempFund, TempCash, MuniFund and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of a Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Substantially all of the Funds’ assets are invested in Municipal Obligations. The California Money Fund and New York Money Fund expect that they will invest at least 80% of their respective net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus. The Statement of Additional Information also describes the Funds’ policies and procedures concerning the disclosure of their portfolio holdings.

Asset-Backed Obligations.  TempFund and TempCash.  Each Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets. TempCash may also invest in collateralized mortgage obligations (“CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

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Bank Obligations.  TempFund and TempCash.  Each Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Each Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. TempFund may also invest in obligations of foreign banks or foreign branches of U.S. banks where the Adviser deems the instrument to present minimal credit risk, while TempCash may invest substantially in such obligations.

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Commercial Paper.  TempFund and TempCash.  Each Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements. In addition, commercial paper purchased by TempCash may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Funding Agreements.  TempFund and TempCash.  Each Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Illiquid Securities.  TempFund, TempCash, FedFund, T-Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund.  No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies’ expenses will be borne by the Fund’s shareholders.

Loan Participations.  TempFund and TempCash.  Each Fund may invest in loan participations.

Master Demand or Term Notes. TempFund and TempCash. A Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or

25

other entities. A master demand or term note typically permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that a Fund could not directly hold.

Municipal Obligations.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities and “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund may purchase Municipal Obligations subject to the federal alternative minimum tax, MuniFund, California Money Fund and New York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund and TempCash.  In addition, TempFund and TempCash may, when deemed appropriate by the Adviser in light of their respective investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BIMC. Collateral for a repurchase agreement may also include other types of securities that a Fund could not hold directly without the repurchase obligation.

Reverse Repurchase Agreements and Securities Lending.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Each Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest

26

on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Stand-by Commitments.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in their respective portfolios. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

RISKS

The principal risks of investing in each Fund are described above in the Risk/Return Summary. The following supplements that description.

Concentration.  TempCash, California Money Fund and New York Money Fund.  A substantial part of TempCash’s portfolio, 25% or more, may be comprised of securities issued by companies in the financial services industry. In addition, a substantial part of the portfolios of the California Money Fund and New York Money Fund may be comprised of securities issued by the State of California and the State of New York, respectively. As a result, these Funds will be more susceptible to any economic, business, political or other developments which generally affect these sectors.

Credit Risk.  All Funds.  The risk that an issuer will be unable to make principal and interest payments when due is known as “credit risk.” U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with Municipal Obligations and corporate debt securities presenting somewhat higher credit risk. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an

27

NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Foreign Exposure.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk.  All Funds.  Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of a Fund’s assets may not enable the Fund to maintain a stable NAV of $1.00 per share.

Leverage Risk.  All Funds.  Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of a Fund’s investment portfolio. The Funds do not currently intend to employ investment strategies that involve leverage risk.

Liquidity.   All Funds.  The risk that a Fund will be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Municipal Obligations.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  In making investments, each Fund and the Adviser will rely on issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel for their opinions on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, a Fund and its shareholders could be subject to substantial tax liabilities.

Tax Risk.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Although the Funds intend to invest primarily in securities the interest of which is exempt from federal tax, the Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect a Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

U.S. Government Obligations.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g.,

28

the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Special Risks Affecting the California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of California (excluding certain bonds separately supported by a special sales tax) are currently rated “A+” and “A1,” respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives, as well as economic developments affecting California, could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Special Risks Affecting the New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio. Financial and other considerations relating to the Fund’s investments in New York Municipal Obligations are summarized in the Statement of Additional Information.

Certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Fund) have historically experienced serious financial difficulties. These difficulties have historically jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and fewer markets for their outstanding debt obligations. However, strong demand for New York Municipal Obligations has at times had the effect of permitting New York Municipal Obligations to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously

29

experienced by certain issuers of New York Municipal Obligations could result in defaults or declines in the market values of those issuers’ existing obligations and, possibly, in the obligations of other issuers of New York Municipal Obligations. Although as of the date of this Prospectus, no issuers of New York Municipal Obligations are in default with respect to the payment of their Municipal Obligations, the occurrence of any such default could affect adversely the market values and marketability of all New York Municipal Obligations and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of New York are currently rated AA and Aa3, respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

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Management of the Funds

Investment Adviser

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with over $1 trillion of assets under management as of December 31, 2006. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc. (“PNC”) and Merrill Lynch & Co., Inc.

On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.’s investment management business combined with that of BlackRock, Inc. to create a new independent company that is one of the world’s largest asset management firms. The combined company offers a full range of equity, fixed income, cash management and alternative investment products with strong representation in both retail and institutional channels, in the United States and in non-U.S. markets. The new company has over 4,500 employees in 18 countries and a major presence in most key markets, including the United States, the United Kingdom, Asia, Australia, the Middle East and Europe.

Under a management agreement (“Management Agreement”) with the Trust, BIMC manages each Fund and is responsible for all purchases and sales of the Funds’ securities as investment adviser, and also provides administrative and accounting services, assisting in supervising all aspects of the Funds’ operations, other than those services to be performed by the Funds’ custodian, distributor and transfer agent or provided under the Funds’ shareholder service and distribution plans. For the services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund’s average net assets. Under the Management Agreement, BIMC is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BIMC has engaged PFPC Inc. (“PFPC”) to provide administrative services to the Funds. Any fees payable to the sub-administrator do not affect the fees payable by the Funds to BIMC.

Prior to February 21, 2006, BIMC managed each Fund under an advisory agreement (the “Prior Advisory Agreement”) and BIMC and PFPC provided administrative services to the Funds, as co-administrators under an administration agreement (the “Prior Administration Agreement”). The fees payable by the Funds under the Management Agreement with BIMC are higher than the advisory fee rates payable under the Prior Advisory Agreement, but equal to the total of advisory fees payable under the Prior Advisory Agreement plus fees payable for administrative services under the Prior Administration Agreement. As a result, in the table below the Management Fees received by BIMC for the period from November 1, 2005 to

31

February 21, 2006 have been restated to include the advisory fee paid to BIMC as well as the administration fee received by BIMC and PFPC under the Prior Advisory and Prior Administration Agreements.

BIMC has contractually agreed to waive some fees otherwise payable to it and reimburse certain expenses. Any fees waived and any expenses reimbursed by BIMC with respect to a particular fiscal year are not recoverable. Through February 28, 2007, BIMC contractually agreed to waive some fees otherwise payable to it and reimburse certain expenses. For the fiscal year ended October 31, 2006, the Funds paid BIMC the following management fees, net of waivers, as a percentage of each Fund’s average daily net assets:

Fund	Management Fees received by BIMC

TempFund	0.16%

TempCash	0.16%

FedFund	0.17%

T-Fund	0.18%

Federal Trust Fund	0.12%

Treasury Trust Fund	0.17%

MuniFund	0.18%

MuniCash	0.17%

California Money Fund	0.17%

New York Money Fund	0.17%

The services provided by BIMC are described further in the Statement of Additional Information under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the annual report to shareholders for the period ended October 31, 2006.

BIMC, BlackRock Distributors, Inc. (the Funds’ distributor) and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds. In addition, BIMC, the distributor and/or their affiliates are permitted to make payments relating to distribution and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Funds). BIMC, the distributor and/or their affiliates may pay selected institutions that provide services to their customers who are beneficial owners of the Funds’ shares or other persons (“Institutions”) for the sale and distribution of shares of the Funds or for other services to the Funds and shareholders. These payments (“Additional Payments”) would be in addition to Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Institution, or may be based on a percentage of the value of shares sold to, or held by, customers of the Institution. The aggregate amount of Additional Payments may be

32

substantial. The Additional Payments may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for the Institution, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Institution for details about Additional Payments it may receive. For more information on Additional Payments, see the Statement of Additional Information.

Conflicts of Interest

The investment activities of BIMC and its affiliates in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage a Fund and its shareholders. BIMC and its affiliates provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BIMC and its affiliates (including, for these purposes, BIMC, Merrill Lynch & Co., Inc., BlackRock, Inc., PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)), are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, financer, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities and instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. The Funds may also purchase certain securities through broker-dealer Affiliates, subject to certain conditions set forth in the Statement of Additional Information. One or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of a Fund and/or that engage in and compete for transactions in the same types of securities and instruments as the Funds. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by Funds and may result in an Affiliate having positions that are adverse to those of the Funds. No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Fund for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that Funds could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by an Affiliate or Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate-advised clients or BIMC may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate has or is trying to

33

develop investment banking relationships or in which an Affiliate has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate provides or may some day provide research coverage. An Affiliate may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds.

The activities of BIMC or its Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BIMC has adopted policies and procedures designed to address these potential conflicts of interest. See the Statement of Additional Information for further information.

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Shareholder Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

(Value of Assets of a Class)
NAV =	- (Liabilities of the Class)
Number of Outstanding Shares of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PFPC each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday. The NAV of each Fund, except TempFund, TempCash, FedFund and T-Fund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempFund, TempCash, FedFund and T-Fund normally is determined as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit when the NYSE, bond markets or the Federal Reserve Bank of Philadelphia closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board of Trustees of the Funds may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call 1-800-821-7432.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware: 302-797-2350), through the Funds’ internet-based order entry program; or by such other electronic means as the Funds agree to in their sole discretion.

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Certain accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase the account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. Each investor desiring to use this privilege should consult its bank for details. The Funds, the Adviser and PNC have obtained exemptive relief from the SEC to permit any of the taxable Funds to enter into overnight repurchase agreements with PNC and certain of its affiliates to accommodate a sweep program for shareholders that are customers of PNC or its affiliates. The exemptive order contains a number of collateralization, pricing and monitoring requirements designed to protect the Funds’ interests and is described in greater detail in the Funds’ Statement of Additional Information.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Institutional Shares. A purchase order will be executed by PFPC on the Business Day that it is received only if the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Institutional Shares.

Fund	Deadline (Eastern time)

TempFund*†	5:30 p.m.

TempCash*	5:30 p.m.

FedFund*†	5:00 p.m.

T-Fund*	5:30 p.m.

Federal Trust Fund	2:30 p.m.

Treasury Trust Fund	2:30 p.m.

MuniFund	2:30 p.m.

MuniCash	2:30 p.m.

California Money Fund	1:00 p.m.

New York Money Fund	1:00 p.m.

†

The deadline for purchase orders for TempFund and FedFund Institutional Shares placed pursuant to the sweep program for shareholders that are customers of PNC or its affiliates is 6:00 p.m. Eastern time. The Funds reserve the right to limit the amount of such orders or to reject an order for any reason.

*

Purchase orders for TempFund, TempCash, FedFund and T-Fund Institutional Shares placed after 3:00 p.m. Eastern time may only be transmitted by telephone. The Funds reserve the right to limit the amount of such orders or to reject an order for any reason.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Bond Market Association) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Typically, the deadline for purchases of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 821-7432 for specific information.

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Payment for Institutional Shares of a Fund may be made only in federal funds or other immediately available funds. The minimum initial investment by an institution for Institutional Shares is $3 million. There is no minimum subsequent investment. A Fund, at its discretion, may reduce the minimum initial investment for Institutional Shares for specific institutions whose aggregate relationship with the Funds is substantially equivalent to this $3 million minimum and warrants this reduction.

Institutional Shares of the Funds are sold without a sales charge. Institutional investors purchasing or holding Institutional Shares of the Funds for their customer accounts may charge customer fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with an institution before purchasing Institutional Shares of the Funds. An institution purchasing Institutional Shares of a Fund on behalf of its customers is responsible for transmitting orders to the Fund in accordance with its customer agreements.

Redemption of Shares

Redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware in the manner described under “Purchase of Shares.”

Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below. If redemption orders are received by PFPC on a Business Day by the established deadlines, payment for redeemed Fund shares will be wired in federal funds on that same day. If you purchased shares through a financial intermediary, the financial intermediary may have its own earlier deadlines for the receipt of the redemption order. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. Also, a Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Fund	Deadline (Eastern time)

TempFund*†	5:30 p.m.

TempCash*	5:30 p.m.

FedFund*†	5:00 p.m.

T-Fund*	5:30 p.m.

Federal Trust Fund	2:30 p.m.

Treasury Trust Fund	2:30 p.m.

MuniFund**	1:00 p.m.

MuniCash**	1:00 p.m.

California Money Fund**	1:00 p.m.

New York Money Fund**	1:00 p.m.

†

The deadline for redemption orders for TempFund and FedFund Institutional Shares placed pursuant to the sweep program for shareholders that are customers of PNC or its affiliates is 6:00 p.m. Eastern time. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

*

Redemption orders for TempFund, TempCash, FedFund and T-Fund Institutional Shares placed after 3:00 p.m. Eastern time may only be transmitted by telephone. Shareholders placing orders through a financial intermediary are responsible for making certain that their financial intermediary communicates the order to the Fund’s office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

**	Redemption orders for MuniFund, MuniCash, California Money Fund and New York Money Fund Institutional Shares placed between 12:00 Noon and 1:00 p.m. Eastern time may only be transmitted by telephone. Shareholders placing orders through a financial intermediary are responsible for making certain that their financial intermediary communicates the order to the Fund’s office no later than the stated deadline. Such orders are limited to a maximum of $10 million per institution per Fund. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

37

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Bond Market Association) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Typically, the deadline for redemption of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 821-7432 for specific information.

The Funds shall have the right to redeem shares in any Institutional Share account if the value of the account is less than $100,000, after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Institutional Share account to $100,000 or more, no such redemption shall take place. If a shareholder’s Institutional Share account falls below an average of $100,000 in any particular calendar month, the account may be charged an account maintenance fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Institutional Shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Additional Purchase and Redemption Information

The Funds’ Board of Trustees has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally are used for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by wire transfer, or by check if requested in writing by the shareholder, within five business days after the end of the month or within five business days after a redemption of all of a shareholder’s shares of a particular class.

Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvested dividends are available for redemption on the following Business Day. Reinvestment elections, and any revocations thereof, must be made in writing to PFPC, the Funds’ transfer agent, at P.O. Box 8950, Wilmington, Delaware 19885 and will become effective after its receipt by PFPC with respect to dividends paid.

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Federal Taxes

Distributions paid by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniFund, MuniCash, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniFund, MuniCash, California Money Fund and New York Money Fund. Because these Funds’ pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

The Funds will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable dividends or gross sale proceeds paid to any shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. For distributions attributable to Fund taxable years beginning before January 1, 2008, nonresident aliens, foreign corporations and other foreign investors in a Fund will generally be exempt from U.S. federal income tax on Fund distributions attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such capital gain distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

39

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California State personal income tax, provided that at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year consists of exempt-interest obligations, and the dividends are designated as exempt-interest dividends in a written notice mailed to the shareholders within 60 days of the close of the Fund’s taxable year. However, dividends paid to corporate shareholders subject to California State franchise tax or California State corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California State personal income tax. Moreover, to the extent that the Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California State personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the California Money Fund generally will not be deductible for California State personal income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see Federal Taxes above.

*        *        *

40

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distribution to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV with respect to all distributions received from a Fund. PFPC, as transfer agent, will send each of the Funds’ shareholders, or their authorized representatives, an annual statement designating the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally , PFPC will send the shareholders of the California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the Statement of Additional Information.

41

Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of the Institutional Shares of each Fund for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the periods ended October 31, 2004, 2005 and 2006 has been audited by the Funds’ independent registered public accountants, Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for the Funds’ prior fiscal periods were audited by the Funds’ former independent registered public accountants. The former accountants’ reports on those financial highlights expressed an unqualified opinion.

TempFund Institutional Shares

The table below sets forth selected financial data for a TempFund Institutional Share outstanding throughout each year presented.

	Year Ended October 31,
	2006	2005	2004	2003[1]	2002[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0470	$0.0276	$0.0109	$0.0113	$0.0186

Less Distributions: Dividends to Shareholders from
Net Investment Income	$(0.0470)	$(0.0276)	$(0.0109)	$(0.0113)	$(0.0186)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	4.81%	2.80%	1.09%	1.14%	1.88%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$25,788,255	$20,229,031	$17,452,337	$20,081,053	$19,871,753
Ratio of Expenses to Average Daily Net Assets	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.20%	0.21%	0.21%	0.20%	0.18%
Ratio of Net Investment Income to Average Daily Net Assets	4.78%	2.78%	1.09%	1.15%	1.88%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

42

TempCash Institutional Shares

The table below sets forth selected financial data for a TempCash Institutional Share outstanding throughout each year presented.

	Year Ended October 31,
	2006	2005	2004	2003[1]	2002[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0471	$0.0278	$0.0112	$0.0118	$0.0193

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0471)	$(0.0278)	$(0.0112)	$(0.0118)	$(0.0193)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	4.82%	2.82%	1.13%	1.18%	1.95%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$9,769,075	$11,576,987	$7,850,023	$11,193,249	$7,195,494
Ratio of Expenses to Average Daily Net Assets	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.23%	0.24%	0.23%	0.23%	0.24%
Ratio of Net Investment Income to Average Daily Net Assets	4.79%	2.88%	1.11%	1.18%	1.92%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

FedFund Institutional Shares

The table below sets forth selected financial data for a FedFund Institutional Share outstanding throughout each year presented.

	Year Ended October 31,
	2006	2005	2004	2003[1]	2002[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0463	$0.0269	$0.0105	$0.0110	$0.0183

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0463)	$(0.0269)	$(0.0105)	$(0.0110)	$(0.0183)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	4.73%	2.73%	1.05%	1.10%	1.85%
Ratios/Supplemental Data:
Net Assets, End of Period $(000)	$2,417,594	$2,320,001	$1,883,220	$2,163,336	$1,955,108
Ratio of Expenses to Average Daily Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.28%	0.29%	0.29%	0.28%	0.26%
Ratio of Net Investment Income to Average Daily Net Assets	4.64%	2.73%	1.04%	1.10%	1.82%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

43

T-Fund Institutional Shares

The table below sets forth selected financial data for a T-Fund Institutional Share outstanding throughout each year presented.

	Year Ended October 31,
	2006	2005	2004	2003[1]	2002[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0456	$0.0260	$0.0098	$0.0106	$0.0179

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0456)	$(0.0260)	$(0.0098)	$(0.0106)	$(0.0179)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	4.65%	2.63%	0.99%	1.06%	1.80%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$2,906,319	$2,958,524	$2,438,998	$2,601,725	$2,831,278
Ratio of Expenses to Average Daily Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.26%	0.28%	0.28%	0.27%	0.25%
Ratio of Net Investment Income to Average Daily Net Assets	4.57%	2.66%	0.98%	1.06%	1.79%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

Federal Trust Fund Institutional Shares

The table below sets forth selected financial data for a Federal Trust Fund Institutional Share outstanding throughout each year presented.

	Year Ended October 31,
	2006	2005	2004	2003[1]	2002[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0459	$0.0263	$0.0101	$0.0106	$0.0183

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0459)	$(0.0263)	$(0.0101)	$(0.0106)	$(0.0183)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	4.68%	2.67%	1.02%	1.07%	1.84%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$105,242	$110,741	$88,886	$193,437	$194,335
Ratio of Expenses to Average Daily Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.36%	0.38%	0.35%	0.35%	0.30%
Ratio of Net Investment Income to Average Daily Net Assets	4.56%	2.68%	0.97%	1.07%	1.84%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

44

Treasury Trust Fund Institutional Shares

The table below sets forth selected financial data for a Treasury Trust Fund Institutional Share outstanding throughout each year presented.

	Year Ended October 31,
	2006	2005	2004	2003[1]	2002[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0431	$0.0244	$0.0091	$0.0098	$0.0170

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0431)	$(0.0244)	$(0.0091)	$(0.0098)	$(0.0170)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	4.39%	2.47%	0.92%	0.99%	1.71%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$882,971	$806,381	$783,247	$1,401,853	$1,053,635
Ratio of Expenses to Average Daily Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.31%	0.31%	0.31%	0.30%	0.28%
Ratio of Net Investment Income to Average Daily Net Assets	4.32%	2.43%	0.89%	0.97%	1.70%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

MuniFund Institutional Shares

The table below sets forth selected financial data for a MuniFund Institutional Share outstanding throughout each year presented.

	Year Ended October 31,
	2006	2005	2004	2003[1]	2002[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0312	$0.0199	$0.0095	$0.0096	$0.0142

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0312)	$(0.0199)	$(0.0095)	$(0.0096)	$(0.0142)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	3.17%	2.01%	0.95%	0.96%	1.43%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$1,420,560	$2,135,257	$1,812,753	$1,549,951	$1,037,163
Ratio of Expenses to Average Daily Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.20%	0.19%	0.19%	0.19%	0.19%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.33%	0.33%	0.34%	0.35%	0.37%
Ratio of Net Investment Income to Average Daily Net Assets	3.10%	2.02%	0.95%	0.93%	1.41%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

45

MuniCash Institutional Shares

The table below sets forth selected financial data for a MuniCash Institutional Share outstanding throughout each year presented.

	Year Ended October 31,
	2006	2005	2004	2003[1]	2002[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0318	$0.0206	$0.0100	$0.0108	$0.0156

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0318)	$(0.0206)	$(0.0100)	$(0.0108)	$(0.0156)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	3.23%	2.09%	1.01%	1.09%	1.57%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$1,232,427	$2,181,441	$2,315,927	$2,054,465	$1,257,237
Ratio of Expenses to Average Daily Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.20%	0.19%	0.19%	0.19%	0.19%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.36%	0.34%	0.33%	0.34%	0.36%
Ratio of Net Investment Income to Average Daily Net Assets	3.12%	2.04%	1.01%	1.04%	1.55%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

California Money Fund Institutional Shares

The table below sets forth selected financial data for a California Money Fund Institutional Share outstanding throughout each year presented.

	Year Ended October 31,
	2006	2005	2004	2003[1]	2002[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0308	$0.0197	$0.0092	$0.0094	$0.0132

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0308)	$(0.0197)	$(0.0092)	$(0.0094)	$(0.0132)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	3.13%	1.99%	0.92%	0.94%	1.33%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$860,859	$593,417	$454,698	$496,630	$456,081
Ratio of Expenses to Average Daily Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.20%	0.20%	0.20%	0.19%	0.19%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.40%	0.41%	0.41%	0.40%	0.42%
Ratio of Net Investment Income to Average Daily Net Assets	3.13%	2.00%	0.92%	0.93%	1.32%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

46

New York Money Fund Institutional Shares

The table below sets forth selected financial data for a New York Money Fund Institutional Share outstanding throughout each year presented.

	Year End October 31,
	2006	2005	2004	2003[1]	2002[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0314	$0.0197	$0.0091	$0.0096	$0.0131

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0314)	$(0.0197)	$(0.0091)	$(0.0096)	$(0.0131)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	3.18%	1.99%	0.92%	0.96%	1.32%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$313,842	$271,454	$234,346	$347,960	$362,077
Ratio of Expenses to Average Daily Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.20%	0.20%	0.19%	0.19%	0.19%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.41%	0.41%	0.40%	0.40%	0.41%
Ratio of Net Investment Income to Average Daily Net Assets	3.14%	1.98%	0.90%	0.95%	1.31%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

47

HOW TO CONTACT BLACKROCK LIQUIDITY FUNDS

For purchases and redemption orders only call: 1-800-441-7450

For yield information call: 1-800-821-6006

Institutional Shares	Fund Code
TempFund	024
TempCash	021
FedFund	030
T-Fund	060
Federal Trust Fund	011
Treasury Trust Fund	062
MuniFund	050
MuniCash	048
California Money Fund	052
New York Money Fund	053

For other information call: 1-800-821-7432 or visit our website at www.blackrock.com.

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, DE 19809

48

Not a Part of Prospectus

BLACKROCK PRIVACY PRINCIPLES

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

49

Where to Find More Information

The Statement of Additional Information (the “SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling 1-800-821-7432. The above named documents and other information are available on the Funds’ web site at www.blackrock.com.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

BRLF-P-001	The BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

Bear Stearns

Money Market Funds

Prospectus

February 21, 2007

•	TempFund

•	FedFund

•	MuniFund

•	California Money Fund

•	New York Money Fund

This Prospectus relates to the money market fund that is linked to your Bear Stearns brokerage account. Please read this Prospectus carefully. In lieu of sending confirmations for money fund transactions, all money fund balances and activity, including purchases, redemptions and dividends, will be reported on your Bear Stearns brokerage statement.

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

Introduction

This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Bear Stearns Shares of various portfolios of the BlackRock Liquidity Funds. BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”) is the investment adviser, not Bear, Stearns Securities Corp. or any of its affiliates (“Bear Stearns”).

The Bear Stearns Shares offered by this Prospectus represent interests in TempFund, FedFund, MuniFund, California Money Fund and New York Money Fund (each a “Fund” and collectively, the “Funds”). This Prospectus relates solely to the Funds’ Bear Stearns Shares.

1

Risk/Return Summary

Investment Goals:

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Goal
TempFund FedFund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniFund	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with liquidity and stability of principal.

Except for MuniFund, the investment goal of each Fund may be changed by the Funds’ Board of Trustees without shareholder approval.

2

Principal Investment Strategies:

Each Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

TempFund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements secured by such obligations.

FedFund

Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured by such obligations.

MuniFund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (collectively, “Municipal Obligations”), the income from which is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax.

California Money Fund

The California Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in California Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from the interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of California (“California Municipal Obligations”) are exempt from regular federal and California State personal income tax. California Municipal Obligations include municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax.

3

New York Money Fund

The New York Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in New York Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from interest on obligations that is exempt from taxation under the Constitution or statutes of New York (“New York Municipal Obligations”) are exempt from regular federal, New York State and New York City personal income tax. New York Municipal Obligations include municipal securities issued by the State of New York and its political subdivisions, as well as certain non-New York governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax.

4

Principal Risks of Investing:

All Funds

Although each Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. Each Fund is also subject to risks related to changes in prevailing interest rates, since generally a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

The following Funds are also subject to additional principal risks:

FedFund

Securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

California Money Fund and New York Money Fund

The California Money and New York Money Funds are non-diversified. This means that each Fund may invest a greater percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. The California Money and New York Money Funds also concentrate their investments in California Municipal Obligations and New York Municipal Obligations, respectively. Accordingly, each Fund may experience greater fluctuations in NAV and may have greater risk of loss.

Dividends derived from interest on Municipal Obligations other than California Municipal Obligations or New York Municipal Obligations are exempt from regular federal income tax but are subject to California State personal income tax or New York State and New York City income taxes, respectively.

5

Performance Information

The Bar Charts below indicate the risks of investing in Bear Stearns Shares of each Fund by showing how the performance of Bear Stearns Shares of each Fund has varied from year to year; and by showing the average annual return for Bear Stearns Shares of each Fund. The Tables show the average annual return for the 1 year and since inception periods for the Bear Stearns Shares of each Fund. The Bar Charts and the Tables assume reinvestment of dividends and distributions. The past performance of each Fund does not necessarily indicate how it will perform in the future.

Best Quarter	Worst Quarter
1.11%	0.05%
(12/31/06)	(06/30/04)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	Since Inception (May 20, 2002)

TempFund Bear Stearns Shares	4.15%	1.67%

	7-Day Yield As of December 31, 2006

TempFund Bear Stearns Shares	4.38%

Current Yield:  You may call your financial professional or call 1-877-282-4729 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

6

Best Quarter	Worst Quarter
1.09%	0.05%
(12/31/06)	(06/30/04)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	Since Inception (May 20, 2002)

FedFund Bear Stearns Shares	4.10%	1.63%

	7-Day Yield As of December 31, 2006

FedFund Bear Stearns Shares	4.32%

Current Yield:  You may call your financial professional or call 1-877-282-4729 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

7

Best Quarter	Worst Quarter
0.66%	0.05%
(12/31/06)	(06/30/04)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	Since Inception (May 20, 2002)

MuniFund Bear Stearns Shares	2.46%	1.03%

	7-Day Yield As of December 31, 2006

MuniFund Bear Stearns Shares	2.87%

Current Yield:  You may call your financial professional or call 1-877-282-4729 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

8

Best Quarter	Worst Quarter
0.63%	0.05%
(12/31/06)	(06/30/04)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	Since Inception (May 20, 2002)

California Money Fund Bear Stearns Shares	2.40%	1.00%

	7-Day Yield As of December 31, 2006

California Money Fund Bear Stearns Shares	2.78%

Current Yield:  You may call your financial professional or call 1-877-282-4729 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

9

Best Quarter	Worst Quarter
0.65%	0.05%
(12/31/06)	(06/30/04)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	Since Inception (May 20, 2002)

New York Money Fund Bear Stearns Shares	2.47%	1.01%

	7-Day Yield As of December 31, 2006

New York Money Fund Bear Stearns Shares	2.85%

Current Yield:  You may call your financial professional or call 1-877-282-4729 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

10

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of each of the Funds.

TempFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Shares

Management Fees	0.18%	[1]

Distribution (12b-1) Fees[2]	0.35%

Other Expenses	0.52%
Shareholder Servicing Fees[2]			0.50%
Miscellaneous[1]			0.02%

Total Annual Fund Operating Expenses	1.05%
Fee Waiver and Expense Reimbursement	(0.05)%

Net Annual Fund Operating Expenses[1,2]	1.00%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.18%.

[2]

The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2008 so that the Bear Stearns Share Class Net Annual Operating Expenses do not exceed 1.00%.

11

FedFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Shares

Management Fees	0.25%	[1]

Distribution (12b-1) Fees[2]	0.35%

Other Expenses	0.53%
Shareholder Servicing Fees[2]			0.50%
Miscellaneous[1]			0.03%

Total Annual Fund Operating Expenses	1.13%
Fee Waiver and Expense Reimbursement	(0.13)%

Net Annual Fund Operating Expenses[1,2]	1.00%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

[2]

The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2008 so that the Bear Stearns Share Class Net Annual Operating Expenses do not exceed 1.00%.

MuniFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Shares

Management Fees	0.31%	[1]

Distribution (12b-1) Fees[2]	0.35%

Other Expenses	0.52%
Shareholder Servicing Fees[2]			0.50%
Miscellaneous[1]			0.02%

Total Annual Fund Operating Expenses	1.18%
Fee Waiver and Expense Reimbursement	(0.18)%

Net Annual Fund Operating Expenses[1,2]	1.00%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

[2]

The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2008 so that the Bear Stearns Share Class Net Annual Operating Expenses do not exceed 1.00%.

12

California Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Shares

Management Fees[1]	0.37%

Distribution (12b-1) Fees[2]	0.35%

Other Expenses	0.53%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.03%

Total Annual Fund Operating Expenses	1.25%
Fee Waiver and Expense Reimbursement	(0.25)%

Net Annual Fund Operating Expenses[1,2]	1.00%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

[2]

The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2008 so that the Bear Stearns Share Class Net Annual Operating Expenses do not exceed 1.00%.

New York Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Shares

Management Fees[1]	0.38%

Distribution (12b-1) Fees[2]	0.35%

Other Expenses	0.53%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.03%

Total Annual Fund Operating Expenses	1.26%
Fee Waiver and Expense Reimbursement	(0.26)%

Net Annual Fund Operating Expenses[1,2]	1.00%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

[2]

The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2008 so that the Bear Stearns Share Class Net Annual Operating Expenses do not exceed 1.00%.

13

Example

This Example is intended to help you compare the cost of investing in the Funds’ Bear Stearns Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Bear Stearns Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds’ Bear Stearns Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years

TempFund	$102	$329	$575	$1,278

FedFund	$102	$346	$610	$1,363

MuniFund	$102	$357	$632	$1,416

California Money Fund	$102	$372	$662	$1,489

New York Money Fund	$102	$374	$667	$1,500

14

MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISKS

Investment Strategies

Each Fund’s investment goal is described under the Risk/Return Summary. The following is additional information concerning the investment strategies of the Funds.

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

TempFund and MuniFund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

■

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) (for TempFund, by all NRSROs that rate a security), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

■	securities that are issued or guaranteed by a person with such ratings;

■	securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

■	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

■	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

California Money Fund and New York Money Fund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

■

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

15

■	securities that are issued or guaranteed by a person with such ratings;

■	securities without such ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

■	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

■	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

TempFund and MuniFund

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of a Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

TempFund, MuniFund, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Substantially all of the Funds’ assets are invested in Municipal Obligations. The California Money Fund and New York Money Fund expect that they will invest at least 80% of their respective net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus. The Statement of Additional Information also describes the Funds’ policies and procedures concerning the disclosure of their portfolio holdings.

Asset-Backed Obligations.  TempFund.  The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets.

Bank Obligations.  TempFund.  The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or

16

savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. The Fund may also invest in obligations of foreign banks or foreign branches of U.S. banks where the Adviser deems the instrument to present minimal credit risk.

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Commercial Paper.  TempFund.  The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements.

Funding Agreements.  TempFund.  The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Illiquid Securities.  All Funds.  No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies’ expenses will be borne by the Fund’s shareholders.

Loan Participations.  TempFund.  The Fund may invest in loan participations.

Master Demand or Term Notes.  TempFund.  The Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by the Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that the Fund could not directly hold.

Municipal Obligations.  MuniFund, California Money Fund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities and “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular

17

federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund may purchase Municipal Obligations subject to the federal alternative minimum tax, they do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund.  In addition, TempFund may, when deemed appropriate by the Adviser in light of its investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempFund and FedFund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BIMC. Collateral for a repurchase agreement may also include other types of securities that a Fund could not hold directly without the repurchase obligation.

Reverse Repurchase Agreements and Securities Lending.  TempFund and FedFund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Each Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Stand-by Commitments.  MuniFund, California Money Fund and New York Money Fund.  Each Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in their respective portfolios. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

18

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

RISKS

The principal risks of investing in each Fund are described above in the Risk/Return Summary. The following supplements that description.

Concentration.  California Money Fund and New York Money Fund.  A substantial part of the portfolios of the California Money Fund and New York Money Fund may be comprised of securities issued by the State of California and the State of New York, respectively. As a result, these Funds will be more susceptible to any economic, business, political or other developments which generally affect these sectors.

Credit Risk.  All Funds.  The risk that an issuer will be unable to make principal and interest payments when due is known as “credit risk.” U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with Municipal Obligations and corporate debt securities presenting somewhat higher credit risk. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Foreign Exposure.  TempFund, MuniFund, California Money Fund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk.  All Funds.  Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of a Fund’s assets may not enable the Fund to maintain a stable NAV of $1.00 per share.

Leverage Risk.  All Funds.  Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of a Fund’s investment portfolio. The Funds do not currently intend to employ investment strategies that involve leverage risk.

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Liquidity.  All Funds.  The risk that a Fund will be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Municipal Obligations.  TempFund, MuniFund, California Money Fund and New York Money Fund.  In making investments, each Fund and the Adviser will rely on issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel for their opinions on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, a Fund and its shareholders could be subject to substantial tax liabilities.

Tax Risk.  MuniFund, California Money Fund and New York Money Fund.  Although the Funds intend to invest primarily in securities the interest of which is exempt from federal tax, the Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect a Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

U.S. Government Obligations.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Special Risks Affecting the California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of California (excluding certain bonds separately supported by a special sales tax) are currently rated “A+” and “A1,” respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives, as well as economic developments affecting

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California, could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Special Risks Affecting the New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio. Financial and other considerations relating to the Fund’s investments in New York Municipal Obligations are summarized in the Statement of Additional Information.

Certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Fund) have historically experienced serious financial difficulties. These difficulties have historically jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and fewer markets for their outstanding debt obligations. However, strong demand for New York Municipal Obligations has at times had the effect of permitting New York Municipal Obligations to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by certain issuers of New York Municipal Obligations could result in defaults or declines in the market values of those issuers’ existing obligations and, possibly, in the obligations of other issuers of New York Municipal Obligations. Although as of the date of this Prospectus, no issuers of New York Municipal Obligations are in default with respect to the payment of their Municipal Obligations, the occurrence of any such default could affect adversely the market values and marketability of all New York Municipal Obligations and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of New York are currently rated AA and Aa3, respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

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Management of the Funds

Investment Adviser

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with over $1 trillion of assets under management as of December 31, 2006. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc. (“PNC”) and Merrill Lynch & Co., Inc.

On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.’s investment management business combined with that of BlackRock, Inc. to create a new independent company that is one of the world’s largest asset management firms. The combined company offers a full range of equity, fixed income, cash management and alternative investment products with strong representation in both retail and institutional channels, in the United States and in non-U.S. markets. The new company has over 4,500 employees in 18 countries and a major presence in most key markets, including the United States, the United Kingdom, Asia, Australia, the Middle East and Europe.

Under a management agreement (“Management Agreement”) with the Trust, BIMC manages each Fund and is responsible for all purchases and sales of the Funds’ securities as investment adviser, and also provides administrative and accounting services, assisting in supervising all aspects of the Funds’ operations, other than those services to be performed by the Funds’ custodian, distributor and transfer agent or provided under the Funds’ shareholder service and distribution plans. For the services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund’s average net assets. Under the Management Agreement, BIMC is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BIMC has engaged PFPC Inc. (“PFPC”) to provide administrative services to the Funds. Any fees payable to the sub-administrator do not affect the fees payable by the Funds to BIMC.

Prior to February 21, 2006, BIMC managed each Fund under an advisory agreement (the “Prior Advisory Agreement”) and BIMC and PFPC provided administrative services to the Funds, as co-administrators under an administration agreement (the “Prior Administration Agreement”). The fees payable by the Funds under the Management Agreement with BIMC are higher than the advisory fee rates payable under the Prior Advisory Agreement, but equal to the total of advisory fees payable under the Prior Advisory Agreement plus fees payable for administrative services under the Prior Administration Agreement. As a result, in the table below the Management Fees received by BIMC for the period from November 1, 2005 to February 21, 2006 have been restated to include the advisory fee paid to BIMC as well as the ad -

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ministration fee received by BIMC and PFPC under the Prior Advisory and Prior Administration Agreements.

BIMC has contractually agreed to waive some fees otherwise payable to it and reimburse certain expenses. Any fees waived and any expenses reimbursed by BIMC with respect to a particular fiscal year are not recoverable. Through February 28, 2007, BIMC contractually agreed to waive some fees otherwise payable to it and reimburse certain expenses. For the fiscal year ended October 31, 2006, the Funds paid BIMC the following management fees, net of waivers, as a percentage of each Fund’s average daily net assets:

Fund	Management Fees Received by BIMC

TempFund	0.16%

FedFund	0.17%

MuniFund	0.18%

California Money Fund	0.17%

New York Money Fund	0.17%

The services provided by BIMC are described further in the Statement of Additional Information under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the annual report to shareholders for the period ended October 31, 2006.

BIMC, BlackRock Distributors, Inc. (the Funds’ distributor) and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds. In addition, BIMC, the distributor and/or their affiliates are permitted to make payments relating to distribution and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Funds). BIMC, the distributor and/or their affiliates may pay Bear Stearns for the sale and distribution of Bear Stearns Shares of the Funds or for other services to the Funds and shareholders. These payments (“Additional Payments”) would be in addition to Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by Bear Stearns, or may be based on a percentage of the value of shares sold to, or held by, customers of Bear Stearns. The aggregate amount of Additional Payments may be substantial. The Additional Payments may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for Bear Stearns, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Bear Stearns representative for details about Additional Payments Bear Stearns may receive. For more information on Additional Payments, see the Statement of Additional Information.

Conflicts of Interest

The investment activities of BIMC and its affiliates in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage a Fund and its shareholders. BIMC and its affiliates provide investment

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management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BIMC and its affiliates (including, for these purposes, BIMC, Merrill Lynch & Co., Inc., BlackRock, Inc., PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)), are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, financer, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities and instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. The Funds may also purchase certain securities through broker-dealer Affiliates, subject to certain conditions set forth in the Statement of Additional Information. One or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of a Fund and/or that engage in and compete for transactions in the same types of securities and instruments as the Funds. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by Funds and may result in an Affiliate having positions that are adverse to those of the Funds. No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Fund for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that Funds could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by an Affiliate or Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate-advised clients or BIMC may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate provides or may some day provide research coverage. An Affiliate may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds.

The activities of BIMC or its Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BIMC has adopted policies and procedures designed to address these potential conflicts of interest. See the Statement of Additional Information for further information.

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Shareholder Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV	=	(Value of Assets of a Class) – (Liabilities of the Class)
Number of Outstanding Shares of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PFPC each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday. The NAV of each Fund, except TempFund and FedFund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempFund and FedFund is normally determined as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit when the NYSE, bond markets or the Federal Reserve Bank of Philadelphia closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board of Trustees of the Funds may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call 1-800-821-7432.

Purchase of Shares

Bear Stearns Shares may be purchased through an account maintained by Bear Stearns. Purchase orders for Fund shares are accepted only on Business Days. Payment for shares may be made only in federal funds or other immediately available funds.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Bear Stearns Shares. A purchase order will be executed by PFPC on the Business Day that it is

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received only if the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Bear Stearns Shares.

Fund	Deadline (Eastern time)

TempFund	5:00 p.m.

FedFund	5:00 p.m.

MuniFund	12:00 Noon

California Money Fund	12:00 Noon

New York Money Fund	12:00 Noon

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Bond Market Association) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Contact the Funds’ office at (800) 821-7432 for specific information.

Purchases of Shares of each Fund may be effected through a Bear Stearns brokerage account (an “Account”) through procedures and requirements established by Bear Stearns. Beneficial ownership of Bear Stearns Shares will be recorded by Bear Stearns and will be reflected in Account statements. Bear Stearns may impose minimum investment Account requirements. Even if Bear Stearns does not impose a sales charge for purchases of Shares, depending on the terms of an Account, Bear Stearns may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from Bear Stearns, and should be read in conjunction with this Prospectus. The Funds reserve the right to vary or waive any minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by Bear Stearns and the Funds. In addition, Bear Stearns may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult Bear Stearns for details.

Redemption of Shares

Bear Stearns Shares may be redeemed on a Business Day through your financial services provider. If the Shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

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Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below. If redemption orders are received by PFPC on any Business Day by the established deadlines, payment for redeemed Fund shares will be wired in federal funds on that same day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. Also, a Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Fund	Deadline (Eastern time)

TempFund	5:00 p.m.

FedFund	5:00 p.m.

MuniFund	12:00 Noon

California Money Fund	12:00 Noon

New York Money Fund	12:00 Noon

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Bond Market Association) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Contact the Funds’ office at (800) 821-7432 for specific information.

The Funds shall have the right to redeem Bear Stearns Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Bear Stearns Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Bear Stearns Shares falls below an average of $500 in any particular calendar month, the Account may be charged an account maintenance fee with respect to that month. Any such redemption shall be effected at the net asset value next determined after the redemption order is entered. In addition, a Fund may redeem Bear Stearns Shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Bear Stearns may also redeem each day a sufficient number of Bear Stearns Shares to cover debit balances created by transactions in an Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

Bear Stearns reserves the right to waive or modify criteria for participation in an Account or to cancel participation in an Account for any reason.

Additional Purchase and Redemption Information

The Funds’ Board of Trustees has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally are used for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

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Bear Stearns Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Funds’ Board of Trustees, the Funds distributor, BlackRock Distributors, Inc., has entered into an agreement with Bear Stearns. The agreement requires Bear Stearns to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.35% (on an annualized basis) of the average daily net asset value of the Bear Stearns Shares held by Bear Stearns. Because such fees are paid out of the Funds’ assets on an on-going basis, over time fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the Statement of Additional Information under “Management of the Fund – Service Organizations.”

Pursuant to a Shareholder Services Plan adopted by the Funds’ Board, the Funds have entered into an agreement with Bear Stearns. The agreement requires Bear Stearns to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily net asset value of the Bear Stearns Shares held by Bear Stearns, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the National Association of Securities Dealers, Inc. Such services are described more fully in the Statement of Additional Information under “Management of the Fund – Service Organizations.”

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by wire transfer, or by check if requested in writing by the shareholder.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends are available for redemption on the following Business Day. Reinvested dividends receive the same tax treatment as dividends paid in cash.

Federal Taxes

Distributions paid by TempFund and FedFund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniFund, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income

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tax purposes. You should note that a portion of the exempt-interest dividends paid by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniFund, California Money Fund and New York Money Fund. Because these Funds' pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

The Funds will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable dividends or gross sale proceeds paid to any shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. For distributions attributable to Fund taxable years beginning before January 1, 2008, nonresident aliens, foreign corporations and other foreign investors in a Fund will generally be exempt from U.S. federal income tax on Fund distributions attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such capital gain distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California State personal income tax, provided that at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year consists of exempt-interest obligations, and the dividends are designated as exempt-interest dividends in a written notice mailed to the shareholders within 60 days of the close of the Fund’s taxable year. However, dividends paid to corporate shareholders subject to California State franchise tax or California State corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California State personal income tax. Moreover, to the extent that the Fund’s

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dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California State personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the California Money Fund generally will not be deductible for California State personal income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see Federal Taxes above.

*        *        *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distribution to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV with respect to all distributions received from a Fund. PFPC, as transfer agent, will send each of the Funds’ shareholders, or their authorized representatives, an annual statement designating the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send the shareholders of the California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the Statement of Additional Information.

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Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of the Bear Stearns Shares of each Fund since inception. Some of this information reflects financial information for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the periods ended October 31, 2004, 2005 and 2006 has been audited by the Funds’ independent registered public accountants, Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for the Funds’ prior fiscal periods were audited by the Funds’ former independent registered public accountants. The former accountants’ reports on those financial highlights expressed an unqualified opinion.

TempFund Bear Stearns Shares

The table below sets forth selected financial data for a TempFund Bear Stearns Share outstanding throughout each period presented.

	Year Ended October 31,				For the Period May 20, 2002[2] through October 31,
	2006	2005	2004	2003[1]	2002[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0388	$0.0195	$0.0032	$0.0034	$0.0041

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0388)	$(0.0195)	$(0.0032)	$(0.0034)	$(0.0041)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	3.95%	1.96%	0.32%	0.34%	0.91%[4]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$810,613	$706,592	$189,266	$75,071	$22,717
Ratio of Expenses to Average Daily Net Assets	1.00%	1.00%	0.95%	0.96%	1.00%[5]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	1.00%	1.00%	0.95%	0.96%	1.00%[5]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	1.05%	1.03%	1.03%	1.02%	1.01%[5]
Ratio of Net Investment Income to Average Daily Net Assets	3.89%	2.25%	0.34%	0.30%	0.88%[5]

[1]	Audited by other auditors.
[2]	Commencement of operations of share class.
[3]	Past performance is no guarantee of future results.
[4]	Not annualized.
[5]	Annualized.

31

FedFund Bear Stearns Shares

The table below sets forth selected financial data for a FedFund Bear Stearns Share outstanding throughout each period presented.

	Year Ended October 31,				For the Period May 20, 2002[2] through October 31,
	2006	2005	2004	2003[1]	2002[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0383	$0.0189	$0.0031	$0.0033	$0.0040

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0383)	$(0.0189)	$(0.0031)	$(0.0033)	$(0.0040)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	3.90%	1.91%	0.31%	0.33%	0.89%[4]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$52,420	$47,205	$18, 837	$7,889	$2,728
Ratio of Expenses to Average Daily Net Assets	1.00%	1.00%	0.95%	0.95%	1.00%[5]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	1.00%	1.00%	0.95%	0.95%	1.00%[5]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	1.13%	1.09%	1.09%	1.08%	1.08%[5]
Ratio of Net Investment Income to Average Daily Net Assets	3.86%	2.14%	0.36%	0.30%	0.87%[5]

[1]	Audited by other auditors.
[2]	Commencement of operations of share class.
[3]	Past performance is no guarantee of future results.
[4]	Not annualized.
[5]	Annualized.

32

MuniFund Bear Stearns Shares

The table below sets forth selected financial data for a MuniFund Bear Stearns Share outstanding throughout each period presented.

	Year Ended October 31,				For the Period May 20, 2002[2] through October 31,
	2006	2005	2004	2003[1]	2002[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0232	$0.0119	$0.0026	$0.0026	$0.0024

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0232)	$(0.0119)	$(0.0026)	$(0.0026)	$(0.0024)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	2.35%	1.20%	0.26%	0.26%	0.54%[4]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$31,467	$24,225	$28,191	$5,371	$6,215
Ratio of Expenses to Average Daily Net Assets	1.00%	1.00%	0.90%	0.88%	1.00%[5]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	1.00%	0.99%	0.89%	0.87%	0.99%[5]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	1.18%	1.13%	1.14%	1.15%	1.16%[5]
Ratio of Net Investment Income to Average Daily Net Assets	2.32%	1.15%	0.29%	0.25%	0.57%[5]

[1]	Audited by other auditors.
[2]	Commencement of operations of share class.
[3]	Past performance is no guarantee of future results.
[4]	Not annualized.
[5]	Annualized.

33

California Money Fund Bear Stearns Shares

The table below sets forth selected financial data for a California Money Fund Bear Stearns Share outstanding throughout each period presented.

	Year Ended October 31,				For the Period May 20, 2002[2] through October 31,
	2006	2005	2004	2003[1]	2002[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0228	$0.0117	$0.0025	$0.0025	$0.0022

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0228)	$(0.0117)	$(0.0025)	$(0.0025)	$(0.0022)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	2.31%	1.18%	0.25%	0.25%	0.48%[4]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$33,556	$15,777	$6,307	$3,103	$668
Ratio of Expenses to Average Daily Net Assets	1.00%	1.00%	0.86%	0.88%	1.00%[5]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	1.00%	1.00%	0.86%	0.87%	0.99%[5]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	1.25%	1.21%	1.20%	1.20%	1.20%[5]
Ratio of Net Investment Income to Average Daily Net Assets	2.31%	1.27%	0.25%	0.24%	0.51%[5]

[1]	Audited by other auditors.
[2]	Commencement of operations of share class.
[3]	Past performance is no guarantee of future results.
[4]	Not annualized.
[5]	Annualized.

34

New York Money Fund Bear Stearns Shares

The table below sets forth selected financial data for a New York Money Fund Bear Stearns Share outstanding throughout each period presented.

	Year Ended October 31,				For the Period May 20, 2002[2] through October 31,
	2006	2005	2004	2003[1]	2002[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0234	$0.0117	$0.0024	$0.0025	$0.0021

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0234)	$(0.0117)	$(0.0024)	$(0.0025)	$(0.0021)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	2.36%	1.18%	0.24%	0.25%	0.46%[4]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$2,686	$3,831	$1,420	$18,652	$16,997
Ratio of Expenses to Average Daily Net Assets	1.00%	1.00%	0.83%	0.91%	1.00%[5]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	1.00%	1.00%	0.82%	0.90%	0.99%[5]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	1.26%	1.21%	1.20%	1.20%	1.19%[5]
Ratio of Net Investment Income to Average Daily Net Assets	2.33%	1.35%	0.21%	0.25%	0.46%[5]

[1]	Audited by other auditors.
[2]	Commencement of operations of share class.
[3]	Past performance is no guarantee of future results.
[4]	Not annualized.
[5]	Annualized.

35

HOW TO CONTACT BLACKROCK LIQUIDITY FUNDS

For purchase and redemption orders, please call your investment professional.

Written correspondence may be sent to your investment professional.

For yield information call: 1-877-282-4729

Money Market Funds	Fund Code
Bear Stearns TempFund Code:	225
Bear Stearns FedFund Code:	226
Bear Stearns MuniFund Code:	230
Bear Stearns California Money Fund Code:	232
Bear Stearns New York Money Fund Code:	231

Not a Part of Prospectus

BLACKROCK PRIVACY PRINCIPLES

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Where to Find More Information

The Statement of Additional Information (the “SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their investment professional. The Statement of Additional Information that relates to this Prospectus and the Annual and Semi-Annual Reports are not available on the website for BlackRock Liquidity Funds because the shares of the Funds offered through this Prospectus are available only through Bear Stearns.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

The BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

Bear Stearns Premier Shares

Prospectus

February 21, 2007

•	TempFund

•	FedFund

•	MuniFund

•	California Money Fund

•	New York Money Fund

This Prospectus relates to the money market fund that is linked to your Bear Stearns brokerage account. Please read this Prospectus carefully. In lieu of sending confirmations for money fund transactions, all money fund balances and activity, including purchases, redemptions and dividends, will be reported on your Bear Stearns brokerage statement.

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this Prospectus is accurate or complete. It is a criminal offense to state otherwise.

Introduction

This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Bear Stearns Premier Shares of various portfolios of the BlackRock Liquidity Funds. BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”) is the investment adviser, not Bear, Stearns Securities Corp. or any of its affiliates (“Bear Stearns”).

The Bear Stearns Premier Shares offered by this Prospectus represent interests in TempFund, FedFund, MuniFund, California Money Fund and New York Money Fund (each a “Fund” and collectively, the “Funds”). This Prospectus relates solely to the Funds’ Bear Stearns Premier Shares.

1

Risk/Return Summary

Investment Goals:

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Goal
TempFund FedFund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniFund	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with liquidity and stability of principal.

Except for MuniFund, the investment goal of each Fund may be changed by the Funds’ Board of Trustees without shareholder approval.

2

Principal Investment Strategies:

Each Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

TempFund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements secured by such obligations.

FedFund

Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured by such obligations.

MuniFund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (collectively, “Municipal Obligations”), the income from which is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not intend to invest in Municipal Obligations that are subject to the alternative minimum tax.

California Money Fund

The California Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in California Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from the interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of California (“California Municipal Obligations”) are exempt from regular federal and California State personal income tax. California Municipal Obligations include municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not intend to invest in Municipal Obligations that are subject to the alternative minimum tax.

3

New York Money Fund

The New York Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in New York Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from interest on obligations that is exempt from taxation under the Constitution or statutes of New York (“New York Municipal Obligations”) are exempt from regular federal, New York State and New York City personal income tax. New York Municipal Obligations include municipal securities issued by the State of New York and its political subdivisions, as well as certain non-New York governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not intend to invest in Municipal Obligations that are subject to the alternative minimum tax.

4

Principal Risks of Investing:

All Funds

Although each Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. Each Fund is also subject to risks related to changes in prevailing interest rates, since generally a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

The following Funds are also subject to additional principal risks:

FedFund

Securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

California Money Fund and New York Money Fund

The California Money and New York Money Funds are non-diversified. This means that each Fund may invest a greater percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. The California Money and New York Money Funds also concentrate their investments in California Municipal Obligations and New York Municipal Obligations, respectively. Accordingly, each Fund may experience greater fluctuations in NAV and may have greater risk of loss.

Dividends derived from interest on Municipal Obligations other than California Municipal Obligations or New York Municipal Obligations are exempt from regular federal income tax but are subject to California State personal income tax or New York State and New York City income taxes, respectively.

5

Performance Information

The Bar Charts below indicate the risks of investing in Bear Stearns Premier Shares of each Fund by showing how the performance of Bear Stearns Premier Shares of each Fund has varied from year-to-year; and by showing the average annual return for Bear Stearns Premier Shares of each Fund. The Tables show the average annual return for the 1 year and since inception periods for the Bear Stearns Premier Shares of each Fund. The Bar Charts and the Tables assume reinvestment of dividends and distributions. The past performance of each Fund does not necessarily indicate how it will perform in the future.

Best Quarter	Worst Quarter
1.21%	0.98%
(12/31/06)	(03/31/06)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	Since Inception (March 2, 2005)

TempFund Bear Stearns Premier Shares	4.57%	3.81%

	7-Day Yield As of December 31, 2006

TempFund Bear Stearns Premier Shares	4.78%

Current Yield:  You may call your financial professional or call 1-877-282-4731 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

6

Best Quarter	Worst Quarter
1.19%	0.46%
(12/31/06)	(03/31/05)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	Since Inception (March 26, 2004)

FedFund Bear Stearns Premier Shares	4.52%	2.81%

	7-Day Yield As of December 31, 2006

FedFund Bear Stearns Premier Shares	4.72%

Current Yield:  You may call your financial professional or call 1-877-282-4731 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

7

Best Quarter	Worst Quarter
0.76%	0.61%
(12/31/06)	(03/31/06)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	Since Inception (March 2, 2005)

MuniFund Bear Stearns Premier Shares	2.87%	2.45%

	7-Day Yield As of December 31, 2006

MuniFund Bear Stearns Premier Shares	3.27%

Current Yield:  You may call your financial professional or call 1-877-282-4731 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

8

Best Quarter	Worst Quarter
0.73%	0.28%
(12/31/06)	(03/31/05)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	Since Inception (March 26, 2004)

California Money Fund Bear Stearns Premier Shares	2.81%	1.85%

	7-Day Yield As of December 31, 2006

California Money Fund Bear Stearns Premier Shares	3.18%

Current Yield:  You may call your financial professional or call 1-877-282-4731 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

9

Best Quarter	Worst Quarter
0.75%	0.28%
(12/31/06)	(03/31/05)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	Since Inception (March 26, 2004)

New York Money Fund Bear Stearns Premier Shares	2.88%	1.87%

	7-Day Yield As of December 31, 2006

New York Money Fund Bear Stearns Premier Shares	3.26%

Current Yield:  You may call your financial professional or call 1-877-282-4731 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

10

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of each of the Funds.

TempFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Premier Shares

Management Fees[1]	0.18%

Distribution (12b-1) Fees[2]	0.10%

Other Expenses	0.52%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.02%

Total Annual Fund Operating Expenses	0.80%
Fee Waiver and Expense Reimbursement	(0.12)%

Net Annual Fund Operating Expenses[1,2]	0.68%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.18%.

[2]

The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2008 so that the Bear Stearns Premier Share Class Net Annual Operating Expenses do not exceed 0.68%.

FedFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Premier Shares

Management Fees[1]	0.25%

Distribution (12b-1) Fees[2]	0.10%

Other Expenses	0.53%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.03%

Total Annual Fund Operating Expenses	0.88%
Fee Waiver and Expense Reimbursement	(0.20)%

Net Annual Fund Operating Expenses[1,2]	0.68%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

[2]

The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2008 so that the Bear Stearns Premier Share Class Net Annual Operating Expenses do not exceed 0.68%.

11

MuniFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Premier Shares

Management Fees[1]	0.31%

Distribution (12b-1) Fees[2]	0.10%

Other Expenses	0.52%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.02%

Total Annual Fund Operating Expenses	0.93%
Fee Waiver and Expense Reimbursement	(0.25)%

Net Annual Fund Operating Expenses[1,2]	0.68%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

[2]

The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2008 so that the Bear Stearns Premier Share Class Net Annual Operating Expenses do not exceed 0.68%.

California Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Premier Shares

Management Fees[1]	0.37%

Distribution (12b-1) Fees[2]	0.10%

Other Expenses	0.53%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.03%

Total Annual Fund Operating Expenses	1.00%
Fee Waiver and Expense Reimbursement	(0.32)%

Net Annual Fund Operating Expenses[1,2]	0.68%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

[2]

The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2008 so that the Bear Stearns Premier Share Class Net Annual Operating Expenses do not exceed 0.68%.

12

New York Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Premier Shares

Management Fees[1]	0.38%

Distribution (12b-1) Fees[2]	0.10%

Other Expenses	0.53%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.03%

Total Annual Fund Operating Expenses	1.01%
Fee Waiver and Expense Reimbursement	(0.33)%

Net Annual Fund Operating Expenses[1,2]	0.68%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

[2]

The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2008 so that the Bear Stearns Premier Share Class Net Annual Operating Expenses do not exceed 0.68%.

13

Example

This Example is intended to help you compare the cost of investing in the Funds’ Bear Stearns Premier Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Bear Stearns Premier Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds’ Bear Stearns Premier Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years

TempFund	$69	$243	$432	$979

FedFund	$69	$261	$468	$1,066

MuniFund	$69	$271	$490	$1,120

California Money Fund	$69	$287	$521	$1,196

New York Money Fund	$69	$289	$526	$1,206

14

MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISKS

Investment Strategies

Each Fund’s investment goal is described under the Risk/Return Summary. The following is additional information concerning the investment strategies of the Funds.

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

TempFund and MuniFund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

■

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) (for TempFund, by all NRSROs that rate a security), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

■	securities that are issued or guaranteed by a person with such ratings;

■	securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

■	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

■	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

California Money Fund and New York Money Fund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

■

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

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■	securities that are issued or guaranteed by a person with such ratings;

■	securities without such ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

■	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

■	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

TempFund and MuniFund

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of a Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

TempFund, MuniFund, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Substantially all of the Funds’ assets are invested in Municipal Obligations. The California Money Fund and New York Money Fund expect that they will invest at least 80% of their respective net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus. The Statement of Additional Information also describes the Funds’ policies and procedures concerning the disclosure of their portfolio holdings.

Asset-Backed Obligations.  TempFund.  The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets.

Bank Obligations.  TempFund.  The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or

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savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. The Fund may also invest in obligations of foreign banks or foreign branches of U.S. banks where the Adviser deems the instrument to present minimal credit risk.

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Commercial Paper.  TempFund.  The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements.

Funding Agreements.  TempFund.  The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Illiquid Securities.  All Funds.  No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies’ expenses will be borne by the Fund’s shareholders.

Loan Participations.  TempFund.  The Fund may invest in loan participations.

Master Demand or Term Notes.  TempFund.  The Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by the Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that the Fund could not directly hold.

Municipal Obligations.  MuniFund, California Money Fund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities and “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of

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private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund may purchase Municipal Obligations subject to the federal alternative minimum tax, MuniFund, California Money Fund and New York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund.  In addition, TempFund may, when deemed appropriate by the Adviser in light of its investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempFund and FedFund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BIMC. Collateral for a repurchase agreement may also include other types of securities that a Fund could not hold directly without the repurchase obligation.

Reverse Repurchase Agreements and Securities Lending.  TempFund and FedFund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Each Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Stand-by Commitments.  MuniFund, California Money Fund and New York Money Fund.  Each Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in their respective portfolios. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest

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components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

RISKS

The principal risks of investing in each Fund are described above in the Risk/Return Summary. The following supplements that description.

Concentration.  California Money Fund and New York Money Fund.  A substantial part of the Funds’ portfolios may be comprised of securities issued by the State of California and the State of New York, respectively. As a result, these Funds will be more susceptible to any economic, business, political or other developments which generally affect these sectors.

Credit Risk.  All Funds.  The risk that an issuer will be unable to make principal and interest payments when due is known as “credit risk.” U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with Municipal Obligations and corporate debt securities presenting somewhat higher credit risk. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Foreign Exposure.  TempFund, MuniFund, California Money Fund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk.  All Funds.  Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of a Fund’s assets may not enable the Fund to maintain a stable NAV of $1.00 per share.

Leverage Risk.  All Funds.  Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of a Fund’s investment portfolio. The Funds do not currently intend to employ investment strategies that involve leverage risk.

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Liquidity.  All Funds.  The risk that a Fund will be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Municipal Obligations.  TempFund, MuniFund, California Money Fund and New York Money Fund.  In making investments, each Fund and the Adviser will rely on issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel for their opinions on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, a Fund and its shareholders could be subject to substantial tax liabilities.

Tax Risk.  MuniFund, California Money Fund and New York Money Fund.  Although the Funds intend to invest primarily in securities the interest of which is exempt from federal tax, the Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect a Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

U.S. Government Obligations.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Special Risks Affecting the California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of California (excluding certain bonds separately supported by a special sales tax) are currently rated “A+” and “A1,” respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives, as well as economic developments affecting California, could result in adverse consequences affecting California Municipal Obligations.

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Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Special Risks Affecting the New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio. Financial and other considerations relating to the Fund’s investments in New York Municipal Obligations are summarized in the Statement of Additional Information.

Certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Fund) have historically experienced serious financial difficulties. These difficulties have historically jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and fewer markets for their outstanding debt obligations. However, strong demand for New York Municipal Obligations has at times had the effect of permitting New York Municipal Obligations to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by certain issuers of New York Municipal Obligations could result in defaults or declines in the market values of those issuers’ existing obligations and, possibly, in the obligations of other issuers of New York Municipal Obligations. Although as of the date of this Prospectus, no issuers of New York Municipal Obligations are in default with respect to the payment of their Municipal Obligations, the occurrence of any such default could affect adversely the market values and marketability of all New York Municipal Obligations and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of New York are currently rated AA and Aa3, respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

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Management of the Funds

Investment Adviser

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with over $1 trillion of assets under management as of December 31, 2006. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc. (“PNC”) and Merrill Lynch & Co., Inc.

On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.’s investment management business combined with that of BlackRock, Inc. to create a new independent company that is one of the world’s largest asset management firms. The combined company offers a full range of equity, fixed income, cash management and alternative investment products with strong representation in both retail and institutional channels, in the United States and in non-U.S. markets. The new company has over 4,500 employees in 18 countries and a major presence in most key markets, including the United States, the United Kingdom, Asia, Australia, the Middle East and Europe.

Under a management agreement (“Management Agreement”) with the Trust, BIMC manages each Fund and is responsible for all purchases and sales of the Funds’ securities as investment adviser, and also provides administrative and accounting services, assisting in supervising all aspects of the Funds’ operations, other than those services to be performed by the Funds’ custodian, distributor and transfer agent or provided under the Funds’ shareholder service and distribution plans. For the services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund’s average net assets. Under the Management Agreement, BIMC is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BIMC has engaged PFPC Inc. (“PFPC”) to provide administrative services to the Funds. Any fees payable to the sub-administrator do not affect the fees payable by the Funds to BIMC.

Prior to February 21, 2006, BIMC managed each Fund under an advisory agreement (the “Prior Advisory Agreement”) and BIMC and PFPC provided administrative services to the Funds, as co-administrators under an administration agreement (the “Prior Administration Agreement”). The fees payable by the Funds under the Management Agreement with BIMC are higher than the advisory fee rates payable under the Prior Advisory Agreement, but equal to the total of advisory fees payable under the Prior Advisory Agreement plus fees payable for administrative services under the Prior Administration Agreement. As a result, in the table below the Management Fees received by BIMC for the period from November 1, 2005 to February 21, 2006 have been restated to include the advisory fee paid to BIMC as well as the administration fee received by BIMC and PFPC under the Prior Advisory and Prior Administration Agreements.

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BIMC has contractually agreed to waive some fees otherwise payable to it and reimburse certain expenses. Any fees waived and any expenses reimbursed by BIMC with respect to a particular fiscal year are not recoverable. Through February 28, 2007, BIMC contractually agreed to waive some fees otherwise payable to it and reimburse certain expenses. For the fiscal year ended October 31, 2006, the Funds paid BIMC the following management fees, net of waivers, as a percentage of each Fund’s average daily net assets:

Fund	Management Fees received by BIMC

TempFund	0.16%

FedFund	0.17%

MuniFund	0.18%

California Money Fund	0.17%

New York Money Fund	0.17%

The services provided by BIMC are described further in the Statement of Additional Information under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the annual report to shareholders for the period ended October 31, 2006.

BIMC, BlackRock Distributors, Inc. (the Funds’ distributor) and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds. In addition, BIMC, the distributor and/or their affiliates are permitted to make payments relating to distribution and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Funds). BIMC, the distributor and/or their affiliates may pay Bear Stearns for the sale and distribution of Bear Stearns Premier Shares of the Funds or for other services to the Funds and shareholders. These payments (“Additional Payments”) would be in addition to Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by Bear Stearns, or may be based on a percentage of the value of shares sold to, or held by, customers of Bear Stearns. The aggregate amount of Additional Payments may be substantial. The Additional Payments include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for Bear Stearns, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Bear Stearns representative for details about Additional Payments Bear Stearns may receive. For more information on Additional Payments, see the Statement of Additional Information.

Conflicts of Interest

The investment activities of BIMC and its affiliates in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage a Fund and its shareholders. BIMC and its affiliates provide investment management services to other funds and discretionary managed accounts that follow an

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investment program similar to that of the Funds. BIMC and its affiliates (including, for these purposes, BIMC, Merrill Lynch & Co., Inc., BlackRock, Inc., PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)), are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, financer, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities and instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. The Funds may also purchase certain securities through broker-dealer Affiliates, subject to certain conditions set forth in the Statement of Additional Information. One or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of a Fund and/or that engage in and compete for transactions in the same types of securities and instruments as the Funds. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by Funds and may result in an Affiliate having positions that are adverse to those of the Funds. No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Fund for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that Funds could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by an Affiliate or Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate-advised clients or BIMC may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate provides or may some day provide research coverage. An Affiliate may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds.

The activities of BIMC or its Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BIMC has adopted policies and procedures designed to address these potential conflicts of interest. See the Statement of Additional Information for further information.

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Shareholder Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Class) - (Liabilities of the Class)
Number of Outstanding Shares of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PFPC each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday. The NAV of each Fund, except TempFund and FedFund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempFund and FedFund is normally determined as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit when the NYSE, bond markets or the Federal Reserve Bank of Philadelphia closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board of Trustees of the Funds may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call 1-800-821-7432.

Purchase of Shares

Bear Stearns Premier Shares may be purchased through an account maintained by Bear Stearns. Purchase orders for Fund shares are accepted only on Business Days. Payment for shares may be made only in federal funds or other immediately available funds.

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The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Bear Stearns Premier Shares. A purchase order will be executed by PFPC on the Business Day that it is received only if the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Bear Stearns Premier Shares.

Fund	Deadline (Eastern time)

TempFund	5:00 p.m.

FedFund	5:00 p.m.

MuniFund	12:00 Noon

California Money Fund	12:00 Noon

New York Money Fund	12:00 Noon

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Bond Market Association) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Contact the Funds’ office at (800) 821-7432 for specific information.

Purchases of Shares of each Fund may be effected through a Bear Stearns brokerage account (an “Account”) through procedures and requirements established by Bear Stearns. Beneficial ownership of Bear Stearns Shares will be recorded by Bear Stearns and will be reflected in Account statements. Bear Stearns may impose minimum investment Account requirements. Even if Bear Stearns does not impose a sales charge for purchases of Shares, depending on the terms of an Account, Bear Stearns may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from Bear Stearns, and should be read in conjunction with this Prospectus. The Funds reserve the right to vary or waive any minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by Bear Stearns and the Funds. In addition, Bear Stearns may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult Bear Stearns for details.

Redemption of Shares

Bear Stearns Premier Shares may be redeemed on a Business Day through your financial services provider. If the Shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

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Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below. If redemption orders are received by PFPC on any Business Day by the established deadlines, payment for redeemed Fund shares will be wired in federal funds on that same day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. Also, a Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Fund	Deadline (Eastern time)

TempFund	5:00 p.m.

FedFund	5:00 p.m.

MuniFund	12:00 Noon

California Money Fund	12:00 Noon

New York Money Fund	12:00 Noon

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Bond Market Association) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Contact the Funds’ office at (800) 821-7432 for specific information.

The Funds shall have the right to redeem Bear Stearns Premier Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Bear Stearns Premier Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Bear Stearns Premier Shares falls below an average of $500 in any particular calendar month, the Account may be charged an account maintenance fee with respect to that month. Any such redemption shall be effected at the net asset value next determined after the redemption order is entered. In addition, a Fund may redeem Bear Stearns Premier Shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Bear Stearns may also redeem each day a sufficient number of Bear Stearns Premier Shares to cover debit balances created by transactions in an Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

Bear Stearns reserves the right to waive or modify criteria for participation in an Account or to cancel participation in an Account for any reason.

27

Additional Purchase and Redemption Information

The Funds’ Board of Trustees has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally are used for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Bear Stearns Premier Shares Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Funds’ Board of Trustees, the Funds’ distributor, BlackRock Distributors, Inc., has entered into an agreement with Bear Stearns. The agreement requires Bear Stearns to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.10% (on an annualized basis) of the average daily net asset value of the Bear Stearns Premier Shares held by Bear Stearns. Because such fees are paid out of the Funds’ assets on an on-going basis, over time fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the Statement of Additional Information under “Management of the Fund – Service Organizations.”

Pursuant to a Shareholder Services Plan adopted by the Funds’ Board, the Funds have entered into an agreement with Bear Stearns. The agreement requires Bear Stearns to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily net asset value of the Bear Stearns Premier Shares held by Bear Stearns, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the National Association of Securities Dealers, Inc. Such services are described more fully in the Statement of Additional Information under “Management of the Fund – Service Organizations.”

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by wire transfer, or by check if requested in writing by the shareholder.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends are available for redemption on the following Business Day. Reinvested dividends receive the same tax treatment as dividends paid in cash.

Federal Taxes

Distributions paid by TempFund and and FedFund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of

28

ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniFund, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniFund, California Money Fund and New York Money Fund. Because these Funds' pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

The Funds will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable dividends or gross sale proceeds paid to any shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. For distributions attributable to Fund taxable years beginning before January 1, 2008, nonresident aliens, foreign corporations and other foreign investors in a Fund will generally be exempt from U.S. federal income tax on Fund distributions attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such capital gain distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

29

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California State personal income tax, provided that at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year consists of exempt-interest obligations, and the dividends are designated as exempt-interest dividends in a written notice mailed to the shareholders within 60 days of the close of the Fund’s taxable year. However, dividends paid to corporate shareholders subject to California State franchise tax or California State corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California State personal income tax. Moreover, to the extent that the Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California State personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the California Money Fund generally will not be deductible for California State personal income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see Federal Taxes above.

*        *        *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distribution to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV with respect to all distributions received from a Fund. PFPC, as transfer agent, will send each of the Funds’ shareholders, or their authorized representatives, an annual statement

30

designating the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send the shareholders of the California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the Statement of Additional Information.

31

Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of the Bear Stearns Premier Shares of each Fund since inception. Some of this information reflects financial information for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the periods ended October 31, 2004, 2005 and 2006 has been audited by the Funds’ independent registered public accountants, Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

TempFund Bear Stearns Premier Shares

The table below sets forth selected financial data for a TempFund Bear Stearns Premier Share outstanding throughout each period presented.

	Year Ended October 31, 2006	For the Period March 2, 2005[1] through October 31, 2005
Net Asset Value, Beginning of Period	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0428	$0.0179

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0428)	$(0.0179)

Net Asset Value, End of Period	$1.00	$1.00

Total Return[2]	4.37%	1.80%[3]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$395,943	$321,636
Ratio of Expenses to Average Daily Net Assets	0.60%	0.60%[4]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.60%	0.60%[4]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.80%	0.81%[4]
Ratio of Net Investment Income to Average Daily Net Assets	4.29%	2.93%[4]

[1]	Commencement of operations of share class.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.

32

FedFund Bear Stearns Premier Shares

The table below sets forth selected financial data for a FedFund Bear Stearns Premier Share outstanding throughout each period presented.

	Year Ended October 31,		For the Period March 26, 2004[1] through October 31,
	2006	2005	2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0423	$0.0227	$0.0038

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0423)	$(0.0227)	$(0.0038)

Net Asset Value, End of Period	$1.00	$1.00	$1.00

Total Return[2]	4.31%	2.30%	0.38%[3]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$48,396	$86,126	$2
Ratio of Expenses to Average Daily Net Assets	0.60%	0.60%	0.70%[4]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.60%	0.60%	0.70%[4]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.88%	0.89%	0.79%[4]
Ratio of Net Investment Income to Average Daily Net Assets	4.15%	2.84%	0.60%[4]

[1]	Commencement of operations of share class.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.

MuniFund Bear Stearns Premier Shares

The table below sets forth selected financial data for a MuniFund Bear Stearns Premier Share outstanding throughout each period presented.

	Year Ended October 31, 2006	For the Period March 2, 2005[1] through October 31, 2005
Net Asset Value, Beginning of Period	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0272	$0.0120

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0272)	$(0.0120)

Net Asset Value, End of Period	$1.00	$1.00

Total Return[2]	2.76%	1.21%[3]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$160,053	$126,455
Ratio of Expenses to Average Daily Net Assets	0.60%	0.60%[4]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.60%	0.59%[4]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.93%	0.93%[4]
Ratio of Net Investment Income to Average Daily Net Assets	2.72%	1.88%[4]

[1]	Commencement of operations of share class.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.

33

California Money Fund Bear Stearns Premier Shares

The table below sets forth selected financial data for a California Money Fund Bear Stearns Premier Share outstanding throughout each period presented.

	Year Ended October 31,		For the Period March 26, 2004[1] through October 31,
	2006	2005	2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0268	$0.0154	$0.0036

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0268)	$(0.0154)	$(0.0036)

Net Asset Value, End of Period	$1.00	$1.00	$1.00

Total Return[2]	2.72%	1.55%	0.36%[3]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$13,822	$15,778	$2
Ratio of Expenses to Average Daily Net Assets	0.60%	0.60%	0.60%[4]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.60%	0.60%	0.60%[4]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	1.00%	1.01%	0.81%[4]
Ratio of Net Investment Income to Average Daily Net Assets	2.70%	1.90%	0.55%[4]

[1]	Commencement of operations of share class.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.

New York Money Fund Bear Stearns Premier Shares

The table below sets forth selected financial data for a New York Money Fund Bear Stearns Premier Share outstanding throughout each period presented.

	Year Ended October 31,		For the Period March 26, 2004[1] through October 31,
	2006	2005	2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0274	$0.0154	$0.0034

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0274)	$(0.0154)	$(0.0034)

Net Asset Value, End of Period	$1.00	$1.00	$1.00

Total Return[2]	2.77%	1.56%	0.34%[3]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$8,339	$5,774	$2
Ratio of Expenses to Average Daily Net Assets	0.60%	0.61%	0.60%[4]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.60%	0.61%	0.59%[4]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	1.01%	1.02%	0.80%[4]
Ratio of Net Investment Income to Average Daily Net Assets	2.72%	1.82%	0.55%[4]

[1]	Commencement of operations of share class.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.

34

HOW TO CONTACT BLACKROCK LIQUIDITY FUNDS

For purchase and redemption orders, please call your investment professional.

Written correspondence may be sent to your investment professional.

For yield information call: 1-877-282-4731

Premier Shares	Fund Code
Bear Stearns TempFund Premier Shares	249
Bear Stearns FedFund Premier Shares	240
Bear Stearns MuniFund Premier Shares	250
Bear Stearns New York Money Premier Shares	242
Bear Stearns California Money Premier Shares	243

35

Not a Part of Prospectus

BLACKROCK PRIVACY PRINCIPLES

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Where to Find More Information

The Statement of Additional Information (the “SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their financial services provider. The Statement of Additional Information that relates to this Prospectus and the Annual and Semi-Annual Reports are not available on the website for BlackRock Liquidity Funds because the shares of the Funds offered through this Prospectus are available only through Bear Stearns.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

The BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

Bear Stearns Premier Choice Shares

Prospectus

February 21, 2007

•	TempFund

•	FedFund

•	MuniFund

•	California Money Fund

•	New York Money Fund

This Prospectus relates to the money market fund that is linked to your Bear Stearns brokerage account. Please read this Prospectus carefully. In lieu of sending confirmations for money fund transactions, all money fund balances and activity, including purchases, redemptions and dividends, will be reported on your Bear Stearns brokerage statement.

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this Prospectus is accurate or complete. It is a criminal offense to state otherwise.

Introduction

This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Bear Stearns Premier Choice Shares of various portfolios of the BlackRock Liquidity Funds. BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”) is the investment adviser, not Bear, Stearns Securities Corp. or any of its affiliates (“Bear Stearns”).

The Bear Stearns Premier Choice Shares offered by this Prospectus represent interests in TempFund, FedFund, MuniFund, California Money Fund and New York Money Fund (each a “Fund” and collectively, the “Funds”). This Prospectus relates solely to the Funds’ Bear Stearns Premier Choice Shares.

1

Risk/Return Summary

Investment Goals:

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Goal
TempFund FedFund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniFund	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with liquidity and stability of principal.

Except for MuniFund, the investment goal of each Fund may be changed by the Funds’ Board of Trustees without shareholder approval.

2

Principal Investment Strategies:

Each Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

TempFund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements secured by such obligations.

FedFund

Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured by such obligations.

MuniFund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (collectively, “Municipal Obligations”), the income from which is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax.

California Money Fund

The California Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in California Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from the interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of California (“California Municipal Obligations”) are exempt from regular federal and California State personal income tax. California Municipal Obligations include municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax.

3

New York Money Fund

The New York Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in New York Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from interest on obligations that is exempt from taxation under the Constitution or statutes of New York (“New York Municipal Obligations”) are exempt from regular federal, New York State and New York City personal income tax. New York Municipal Obligations include municipal securities issued by the State of New York and its political subdivisions, as well as certain non-New York governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax.

4

Principal Risks of Investing:

All Funds

Although each Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. Each Fund is also subject to risks related to changes in prevailing interest rates, since generally a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

The following Funds are also subject to additional principal risks:

FedFund

Securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

California Money Fund and New York Money Fund

The California Money and New York Money Funds are non-diversified. This means that each Fund may invest a greater percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. The California Money and New York Money Funds also concentrate their investments in California Municipal Obligations and New York Municipal Obligations, respectively. Accordingly, each Fund may experience greater fluctuations in NAV and may have greater risk of loss.

Dividends derived from interest on Municipal Obligations other than California Municipal Obligations or New York Municipal Obligations are exempt from regular federal income tax but are subject to California State personal income tax or New York State and New York City income taxes, respectively.

5

Performance Information

The Bar Charts below indicate the risks of investing in Bear Stearns Premier Choice Shares of each Fund by showing how the performance of Bear Stearns Premier Choice Shares of each Fund has varied from year-to-year; and by showing the average annual return for Bear Stearns Premier Choice Shares of each Fund. The Tables show the average annual return for the 1 year and since inception periods for the Bear Stearns Premier Choice Share of each Fund. The Bar Charts and the Tables assume reinvestment of dividends and distributions. The past performance of each Fund does not necessarily indicate how it will perform in the future.

Best Quarter	Worst Quarter
1.25%	1.02%
(12/31/06)	(03/31/06)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	Since Inception (April 25, 2005)

TempFund Bear Stearns Premier Choice Shares	4.73%	4.11%

	7-Day Yield As of December 31, 2006

TempFund Bear Stearns Premier Choice Shares	4.93%

Current Yield:  You may call your financial professional or call 1-877-776-4452 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

6

Best Quarter	Worst Quarter
1.23%	0.50%
(12/31/06)	(03/31/05)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	Since Inception (March 26, 2004)

FedFund Bear Stearns Premier Choice Shares	4.67%	3.00%

	7-Day Yield As of December 31, 2006

FedFund Bear Stearns Premier Choice Shares	4.87%

Current Yield:  You may call your financial professional or call 1-877-776-4452 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

7

Best Quarter	Worst Quarter
0.80%	0.65%
(12/31/06)	(03/31/06)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	Since Inception (April 25, 2005)

MuniFund Bear Stearns Premier Choice Shares	3.02%	2.69%

	7-Day Yield As of December 31, 2006

MuniFund Bear Stearns Premier Choice Shares	3.42%

Current Yield:  You may call your financial professional or call 1-877-776-4452 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

8

Best Quarter	Worst Quarter
0.77%	0.34%
(12/31/06)	(03/31/05)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	Since Inception (March 26, 2004)

California Money Fund Bear Stearns Premier Choice Shares	2.97%	2.01%

	7-Day Yield As of December 31, 2006

California Money Fund Bear Stearns Premier Choice Shares	3.33%

Current Yield:  You may call your financial professional or call 1-877-776-4452 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

9

Best Quarter	Worst Quarter
0.79%	0.34%
(12/31/06)	(03/31/05)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	Since Inception (March 26, 2004)

New York Money Fund Bear Stearns Premier Choice Shares	3.04%	2.03%

	7-Day Yield As of December 31, 2006

New York Money Fund Bear Stearns Premier Choice Shares	3.41%

Current Yield:  You may call your financial professional or call 1-877-776-4452 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

10

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of each of the Funds.

TempFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Premier Choice Shares

Management Fees[1]	0.18%

Distribution (12b-1) Fees[2]	0.10%

Other Expenses	0.42%
Shareholder Servicing Fees[2]		0.40%
Miscellaneous[1]		0.02%

Total Annual Fund Operating Expenses	0.70%
Fee Waiver and Expense Reimbursement	(0.25)%

Net Annual Fund Operating Expenses[1,2]	0.45%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.18%.

[2]

The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2008 so that the Bear Stearns Premier Choice Share Class Net Annual Operating Expenses do not exceed 0.45%.

FedFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Premier Choice Shares

Management Fees[1]	0.25%

Distribution (12b-1) Fees[2]	0.10%

Other Expenses	0.43%
Shareholder Servicing Fees[2]		0.40%
Miscellaneous[1]		0.03%

Total Annual Fund Operating Expenses	0.78%
Fee Waiver and Expense Reimbursement	(0.33)%

Net Annual Fund Operating Expenses[1,2]	0.45%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

[2]

The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2008 so that the Bear Stearns Premier Choice Share Class Net Annual Operating Expenses do not exceed 0.45%.

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MuniFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Premier Choice Shares

Management Fees[1]	0.31%

Distribution (12b-1) Fees[2]	0.10%

Other Expenses	0.42%
Shareholder Servicing Fees[2]		0.40%
Miscellaneous[1]		0.02%

Total Annual Fund Operating Expenses	0.83%
Fee Waiver and Expense Reimbursement	(0.38)%

Net Annual Fund Operating Expenses[1,2]	0.45%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

[2]

The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2008 so that the Bear Stearns Premier Choice Share Class Net Annual Operating Expenses do not exceed 0.45%.

California Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Premier Choice Shares

Management Fees[1]	0.37%

Distribution (12b-1) Fees[2]	0.10%

Other Expenses	0.43%
Shareholder Servicing Fees[2]		0.40%
Miscellaneous[1]		0.03%

Total Annual Fund Operating Expenses	0.90%
Fee Waiver and Expense Reimbursement	(0.45)%

Net Annual Fund Operating Expenses[1,2]	0.45%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

[2]

The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2008 so that the Bear Stearns Premier Choice Share Class Net Annual Operating Expenses do not exceed 0.45%.

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New York Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Premier Choice Shares

Management Fees[1]	0.38%

Distribution (12b-1) Fees[2]	0.10%

Other Expenses	0.43%
Shareholder Servicing Fees[2]		0.40%
Miscellaneous[1]		0.03%

Total Annual Fund Operating Expenses	0.91%
Fee Waiver and Expense Reimbursement	(0.46)%

Net Annual Fund Operating Expenses[1,2]	0.45%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

[2]

The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2008 so that the Bear Stearns Premier Choice Share Class Net Annual Operating Expenses do not exceed 0.45%.

13

Example

This Example is intended to help you compare the cost of investing in the Funds’ Bear Stearns Premier Choice Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Bear Stearns Premier Choice Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Bear Stearns Premier Choice Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years

TempFund	$46	$199	$365	$847

FedFund	$46	$216	$401	$935

MuniFund	$46	$227	$423	$990

California Money Fund	$46	$242	$454	$1,066

New York Money Fund	$46	$244	$459	$1,077

14

MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISKS

Investment Strategies

Each Fund’s investment goal is described under the Risk/Return Summary. The following is additional information concerning the investment strategies of the Funds.

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

TempFund and MuniFund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

■

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) (for TempFund, by all NRSROs that rate a security), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

■	securities that are issued or guaranteed by a person with such ratings;

■	securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

■	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

■	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

California Money Fund and New York Money Fund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

■

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

15

■	securities that are issued or guaranteed by a person with such ratings;

■	securities without such ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

■	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

■	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

TempFund and MuniFund

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of a Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

TempFund, MuniFund, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Substantially all of the Funds’ assets are invested in Municipal Obligations. The California Money Fund and New York Money Fund expect that they will invest at least 80% of their respective net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus. The Statement of Additional Information also describes the Funds’ policies and procedures concerning the disclosure of their portfolio holdings.

Asset-Backed Obligations.  TempFund.  The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets.

Bank Obligations.  TempFund.  The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or

16

savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. The Fund may also invest in obligations of foreign banks or foreign branches of U.S. banks where the Adviser deems the instrument to present minimal credit risk.

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Commercial Paper.  TempFund.  The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements.

Funding Agreements.  TempFund.  The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Illiquid Securities.  All Funds.  No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies’ expenses will be borne by the Fund’s shareholders.

Loan Participations.  TempFund.  The Fund may invest in loan participations.

Master Demand or Term Notes.  TempFund.  The Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by the Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that the Fund could not directly hold.

Municipal Obligations.  MuniFund, California Money Fund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities and “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of

17

private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund may purchase Municipal Obligations subject to the federal alternative minimum tax, MuniFund, California Money Fund and New York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund.  In addition, TempFund may, when deemed appropriate by the Adviser in light of its investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempFund and FedFund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BIMC. Collateral for a repurchase agreement may also include other types of securities that a Fund could not hold directly without the repurchase obligation.

Reverse Repurchase Agreements and Securities Lending.  TempFund and FedFund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Each Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Stand-by Commitments.  MuniFund, California Money Fund and New York Money Fund.  Each Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in their respective portfolios. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest

18

components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

RISKS

The principal risks of investing in each Fund are described above in the Risk/Return Summary. The following supplements that description.

Concentration.  California Money Fund and New York Money Fund.  A substantial part of the Funds’ portfolios may be comprised of securities issued by the State of California and the State of New York, respectively. As a result, these Funds will be more susceptible to any economic, business, political or other developments which generally affect these sectors.

Credit Risk.  All Funds.  The risk that an issuer will be unable to make principal and interest payments when due is known as “credit risk.” U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with Municipal Obligations and corporate debt securities presenting somewhat higher credit risk. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Foreign Exposure.  TempFund, MuniFund, California Money Fund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk.  All Funds.  Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of a Fund’s assets may not enable the Fund to maintain a stable NAV of $1.00 per share.

Leverage Risk.  All Funds.  Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of a Fund’s investment portfolio. The Funds do not currently intend to employ investment strategies that involve leverage risk.

19

Liquidity.  All Funds.  The risk that a Fund will be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests or other reasons.

Municipal Obligations.  TempFund, MuniFund, California Money Fund and New York Money Fund.  In making investments, each Fund and the Adviser will rely on issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel for their opinions on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, a Fund and its shareholders could be subject to substantial tax liabilities.

Tax Risk.  MuniFund, California Money Fund and New York Money Fund.  Although the Funds intend to invest primarily in securities the interest of which is exempt from federal tax, the Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect a Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

U.S. Government Obligations.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Special Risks Affecting the California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of California (excluding certain bonds separately supported by a special sales tax) are currently rated “A+” and “A1,” respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives, as well as economic developments affecting

20

California, could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Special Risks Affecting the New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio. Financial and other considerations relating to the Fund’s investments in New York Municipal Obligations are summarized in the Statement of Additional Information.

Certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Fund) have historically experienced serious financial difficulties. These difficulties have historically jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and fewer markets for their outstanding debt obligations. However, strong demand for New York Municipal Obligations has at times had the effect of permitting New York Municipal Obligations to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by certain issuers of New York Municipal Obligations could result in defaults or declines in the market values of those issuers’ existing obligations and, possibly, in the obligations of other issuers of New York Municipal Obligations. Although as of the date of this Prospectus, no issuers of New York Municipal Obligations are in default with respect to the payment of their Municipal Obligations, the occurrence of any such default could affect adversely the market values and marketability of all New York Municipal Obligations and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of New York are currently rated AA and Aa3, respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

21

Management of the Funds

Investment Adviser

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with over $1 trillion of assets under management as of December 31, 2006. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc. (“PNC”) and Merrill Lynch & Co., Inc.

On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.’s investment management business combined with that of BlackRock, Inc. to create a new independent company that is one of the world’s largest asset management firms. The combined company offers a full range of equity, fixed income, cash management and alternative investment products with strong representation in both retail and institutional channels, in the United States and in non-U.S. markets. The new company has over 4,500 employees in 18 countries and a major presence in most key markets, including the United States, the United Kingdom, Asia, Australia, the Middle East and Europe.

Under a management agreement (“Management Agreement”) with the Trust, BIMC manages each Fund and is responsible for all purchases and sales of the Funds’ securities as investment adviser, and also provides administrative and accounting services, assisting in supervising all aspects of the Funds’ operations, other than those services to be performed by the Funds’ custodian, distributor and transfer agent or provided under the Funds’ shareholder service and distribution plans. For the services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund’s average net assets. Under the Management Agreement, BIMC is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BIMC has engaged PFPC Inc. (“PFPC”) to provide administrative services to the Funds. Any fees payable to the sub-administrator do not affect the fees payable by the Funds to BIMC.

Prior to February 21, 2006, BIMC managed each Fund under an advisory agreement (the “Prior Advisory Agreement”) and BIMC and PFPC provided administrative services to the Funds, as co-administrators under an administration agreement (the “Prior Administration Agreement”). The fees payable by the Funds under the Management Agreement with BIMC are higher than the advisory fee rates payable under the Prior Advisory Agreement, but equal to the total of advisory fees payable under the Prior Advisory Agreement plus fees payable for administrative services under the Prior Administration Agreement. As a result, in the table below the Management Fees received by BIMC for the period from November 1,

22

2005 to February 21, 2006 have been restated to include the advisory fee paid to BIMC as well as the administration fee received by BIMC and PFPC under the Prior Advisory and Prior Administration Agreements.

BIMC has contractually agreed to waive some fees otherwise payable to it and reimburse certain expenses. Any fees waived and any expenses reimbursed by BIMC with respect to a particular fiscal year are not recoverable. Through February 28, 2007, BIMC contractually agreed to waive some fees otherwise payable to it and reimburse certain expenses. For the fiscal year ended October 31, 2006, the Funds paid BIMC the following management fees, net of waivers, as a percentage of each Fund’s average daily net assets:

Fund	Management Fees Received by BIMC

TempFund	0.16%

FedFund	0.17%

MuniFund	0.18%

California Money Fund	0.17%

New York Money Fund	0.17%

The services provided by BIMC are described further in the Statement of Additional Information under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the annual report to shareholders for the period ended October 31, 2006.

BIMC, BlackRock Distributors, Inc. (the Funds’ distributor) and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds. In addition, BIMC, the distributor and/or their affiliates are permitted to make payments relating to distribution and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Funds). BIMC, the distributor and/or their affiliates may pay Bear Stearns for the sale and distribution of Bear Stearns Premier Choice Shares of the Funds or for other services to the Funds and shareholders. These payments (“Additional Payments”) would be in addition to Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by Bear Stearns, or may be based on a percentage of the value of shares sold to, or held by, customers of Bear Stearns. The aggregate amount of Additional Payments may be substantial. The Additional Payments may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for Bear Stearns, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Bear Stearns representative for details about Additional Payments Bear Stearns may receive. For more information on Additional Payments, see the Statement of Additional Information.

Conflicts of Interest

The investment activities of BIMC and its affiliates in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that

23

could disadvantage a Fund and its shareholders. BIMC and its affiliates provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BIMC and its affiliates (including, for these purposes, BIMC, Merrill Lynch & Co., Inc., BlackRock, Inc., PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)), are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, financer, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities and instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. The Funds may also purchase certain securities through broker-dealer Affiliates, subject to certain conditions set forth in the Statement of Additional Information. One or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of a Fund and/or that engage in and compete for transactions in the same types of securities and instruments as the Funds. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by Funds and may result in an Affiliate having positions that are adverse to those of the Funds. No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Fund for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that Funds could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by an Affiliate or Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate-advised clients or BIMC may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate provides or may some day provide research coverage. An Affiliate may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds.

The activities of BIMC or its Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BIMC has adopted policies and procedures designed to address these potential conflicts of interest. See the Statement of Additional Information for further information.

24

Shareholder Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Class) - (Liabilities of the Class)
Number of Outstanding Shares of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PFPC each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday. The NAV of each Fund, except TempFund and FedFund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempFund and FedFund is normally determined as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit when the NYSE, bond markets or the Federal Reserve Bank of Philadelphia closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchases of Shares” and “Redemption of Shares” for further information. In addition, the Board of Trustees of the Funds may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call 1-800-821-7432.

Purchase of Shares

Bear Stearns Premier Choice Shares may be purchased through an account maintained by Bear Stearns. Purchase orders for Fund shares are accepted only on Business Days. Payment for shares may be made only in federal funds or other immediately available funds.

25

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Bear Stearns Premier Choice Shares. A purchase order will be executed by PFPC on the Business Day that it is received only if the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Bear Stearns Premier Choice Shares.

Fund	Deadline (Eastern time)

TempFund	5:00 p.m.

FedFund	5:00 p.m.

MuniFund	12:00 Noon

California Money Fund	12:00 Noon

New York Money Fund	12:00 Noon

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Bond Market Association) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Contact the Funds’ office at (800) 821-7432 for specific information.

Purchases of Shares of each Fund may be effected through a Bear Stearns brokerage account (an “Account”) through procedures and requirements established by Bear Stearns. Beneficial ownership of Bear Stearns Premier Choice Shares will be recorded by Bear Stearns and will be reflected in Account statements. The minimum initial investment is $50,000. Even if Bear Stearns does not impose a sales charge for purchases of Shares, depending on the terms of an Account, Bear Stearns may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from Bear Stearns, and should be read in conjunction with this Prospectus. The Funds reserve the right to vary or waive any minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by Bear Stearns and the Funds. In addition, Bear Stearns may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult Bear Stearns for details.

Redemption of Shares

Bear Stearns Premier Choice Shares may be redeemed on a Business Day through your financial services provider. If the Shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

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Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below. If redemption orders are received by PFPC on any Business Day by the established deadlines, payment for redeemed Fund shares will be wired in federal funds on that same day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. Also, a Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Fund	Deadline (Eastern time)

TempFund	5:00 p.m.

FedFund	5:00 p.m.

MuniFund	12:00 Noon

California Money Fund	12:00 Noon

New York Money Fund	12:00 Noon

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Bond Market Association) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Contact the Funds’ office at (800) 821-7432 for specific information

The Funds shall have the right to redeem Bear Stearns Premier Choice Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Bear Stearns Premier Choice Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Bear Stearns Premier Choice Shares falls below an average of $500 in any particular calendar month, the Account may be charged an account maintenance fee with respect to that month. Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Bear Stearns Premier Choice Shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Bear Stearns may also redeem each day a sufficient number of Bear Stearns Premier Choice Shares to cover debit balances created by transactions in an Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

Bear Stearns reserves the right to waive or modify criteria for participation in an Account or to cancel participation in an Account for any reason.

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Additional Purchase and Redemption Information

The Funds’ Board of Trustees has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally are used for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Bear Stearns Premier Choice Shares Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Funds’ Board of Trustees, the Funds’ distributor, BlackRock Distributors, Inc., has entered into an agreement with Bear Stearns. The agreement requires Bear Stearns to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.10% (on an annualized basis) of the average daily net asset value of the Bear Stearns Premier Choice Shares held by Bear Stearns. Because such fees are paid out of the Funds’ assets on an on-going basis, over time fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the Statement of Additional Information under “Management of the Fund—Service Organizations.”

Pursuant to a Shareholder Services Plan adopted by the Funds’ Board, the Funds have entered into an agreement with Bear Stearns. The agreement requires Bear Stearns to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.40% (on an annualized basis) of the average daily net asset value of the Bear Stearns Premier Choice Shares held by Bear Stearns, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the National Association of Securities Dealers, Inc. Such services are described more fully in the Statement of Additional Information under “Management of the Fund—Service Organizations.”

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by wire transfer, or by check if requested in writing by the shareholder.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends are available for redemption on the following Business Day. Reinvested dividends receive the same tax treatment as dividends paid in cash.

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Federal Taxes

Distributions paid by TempFund and FedFund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniFund, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniFund, California Money Fund and New York Money Fund. Because these Funds' pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

The Funds will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable dividends or gross sale proceeds paid to any shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. For distributions attributable to Fund taxable years beginning before January 1, 2008, nonresident aliens, foreign corporations and other foreign investors in a Fund will generally be exempt from U.S. federal income tax on Fund distributions attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such capital gain distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

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State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California State personal income tax, provided that at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year consists of exempt-interest obligations, and the dividends are designated as exempt-interest dividends in a written notice mailed to the shareholders within 60 days of the close of the Fund’s taxable year. However, dividends paid to corporate shareholders subject to California State franchise tax or California State corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California State personal income tax. Moreover, to the extent that the Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California State personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the California Money Fund generally will not be deductible for California State personal income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see Federal Taxes above.

*        *        *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distribution to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV with respect to all distributions received from a Fund. PFPC, as transfer agent, will send each of the Funds’ shareholders, or their authorized representatives, an annual statement designating

30

the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send the shareholders of the California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the Statement of Additional Information.

31

Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of the Bear Stearns Premier Choice Shares since inception. Some of this information reflects financial information for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the periods ended October 31, 2004, 2005 and 2006 has been audited by the Funds’ independent registered public accountants, Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

TempFund Bear Stearns Premier Choice Shares

The table below sets forth selected financial data for a TempFund Bear Stearns Premier Choice Share outstanding throughout each period presented.

	Year Ended October 31, 2006	For the Period April 25, 2005[1] through October 31, 2005
Net Asset Value, Beginning of Period	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0443	$0.0154

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0443)	$(0.0154)

Net Asset Value, End of Period	$1.00	$1.00

Total Return[2]	4.52%	1.55%[3]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$10,347	$3,619
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%[4]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%[4]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.71%	0.72%[4]
Ratio of Net Investment Income to Average Daily Net Assets	4.78%	3.09%[4]

[1]	Commencement of operations of share class.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.

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FedFund Bear Stearns Premier Choice Shares

The table below sets forth selected financial data for a FedFund Bear Stearns Premier Choice Share outstanding throughout each period presented.

	Year Ended October 31,		For the Period March 26, 2004[1] through October 31, 2004[2]
	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0438	$0.0244	$0.0054

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0438)	$(0.0244)	$(0.0054)

Net Asset Value, End of Period	$1.00	$1.00	$1.00

Total Return[3]	4.47%	2.47%	0.54%[4]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$2	$2	$2
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%[5]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.45%[5]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.53%	0.87%	0.54%[5]
Ratio of Net Investment Income to Average Daily Net Assets	4.39%	2.48%	0.92%[5]

[1]	Commencement of operations of share class.
[2]	Audited by other auditors.
[3]	Past performance is no guarantee of future results.
[4]	Not annualized.
[5]	Annualized.

MuniFund Bear Stearns Premier Choice Shares

The table below sets forth selected financial data for a MuniFund Bear Stearns Premier Choice Share outstanding throughout each period presented.

	Year Ended October 31, 2006	For the Period April 25, 2005[1] through October 31, 2005
Net Asset Value, Beginning Period	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0287	$0.0108

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0287)	$(0.0108)

Net Asset Value, End of Period	$1.00	$1.00

Total Return[2]	2.91%	1.08%[3]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$2	$2
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%[4]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.44%[4]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.58%	0.58%[4]
Ratio of Net Investment Income to Average Daily Net Assets	2.85%	1.75%[4]

[1]	Commencement of operations of share class.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.

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California Money Fund Bear Stearns Premier Choice Shares

The table below sets forth selected financial data for a California Money Fund Bear Stearns Premier Choice Share outstanding throughout each period presented.

	Year Ended October 31,		For the Period March 26, 2004[1] through October 31, 2004
	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0283	$0.0172	$0.0045

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0283)	$(0.0172)	$(0.0045)

Net Asset Value, End of Period	$1.00	$1.00	$1.00

Total Return[2]	2.87%	1.74%	0.45%[3]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$2	$2	$2
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%[4]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.45%[4]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.94%	0.87%	0.66%[4]
Ratio of Net Investment Income to Average Daily Net Assets	2.83%	1.90%	0.76%[4]

[1]	Commencement of operations of share class.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.

New York Money Fund Bear Stearns Premier Choice Shares

The table below sets forth selected financial data for a New York Money Fund Bear Stearns Premier Choice Share outstanding throughout each period presented.

	Year Ended October 31,		For the Period March 26, 2004[1] through October 31, 2004
	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0289	$0.0172	$0.0043

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0289)	$(0.0172)	$(0.0043)

Net Asset Value, End of Period	$1.00	$1.00	$1.00

Total Return[2]	2.93%	1.74%	0.43%[3]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$242	$2	$2
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%[4]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.44%[4]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.91%	0.87%	0.65%[4]
Ratio of Net Investment Income to Average Daily Net Assets	3.14%	1.94%	0.69%[4]

[1]	Commencement of operations of share class.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.

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HOW TO CONTACT BLACKROCK LIQUIDITY FUNDS

For purchase and redemption orders, please call your investment professional.

Written correspondence may be sent to your investment professional.

For yield information call: 1-877-776-4452

Premier Choice Shares	Fund Code
Bear Stearns TempFund Premier Choice Shares	224
Bear Stearns FedFund Premier Choice Shares	245
Bear Stearns MuniFund Premier Choice Shares	264
Bear Stearns New York Money Premier Choice Shares	247
Bear Stearns California Money Premier Choice Shares	248

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Not a Part of Prospectus

BLACKROCK PRIVACY PRINCIPLES

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Where to Find More Information

The Statement of Additional Information (the “SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their financial services provider. The Statement of Additional Information that relates to this Prospectus and the Annual and Semi-Annual Reports are not available on the website for BlackRock Liquidity Funds because the shares of the Funds offered through this Prospectus are available only through Bear Stearns.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

The BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

Bear Stearns Private Client Shares

Prospectus

February 21, 2007

•	TempFund

•	FedFund

•	MuniFund

•	California Money Fund

•	New York Money Fund

This Prospectus relates to the money market fund that is linked to your Bear Stearns brokerage account. Please read this Prospectus carefully. In lieu of sending confirmations for money fund transactions, all money fund balances and activity, including purchases, redemptions and dividends, will be reported on your Bear Stearns brokerage statement.

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this Prospectus is accurate or complete. It is a criminal offense to state otherwise.

Introduction

T his Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Bear Stearns Private Client Shares of various portfolios of the BlackRock Liquidity Funds. BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”) is the investment adviser, not Bear, Stearns Securities Corp. or any of its affiliates (“Bear Stearns”).

The Bear Stearns Private Client Shares offered by this Prospectus represent interests in TempFund, FedFund, MuniFund, California Money Fund and New York Money Fund (each a “Fund” and collectively, the “Funds”). This Prospectus relates solely to the Funds’ Bear Stearns Private Client Shares.

1

Risk/Return Summary

Investment Goals:

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Goal
TempFund FedFund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniFund	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with liquidity and stability of principal.

Except for MuniFund, the investment goal of each Fund may be changed by the Funds’ Board of Trustees without shareholder approval.

2

Principal Investment Strategies:

Each Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

TempFund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements secured by such obligations.

FedFund

Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured by such obligations.

MuniFund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (collectively, “Municipal Obligations”), the income from which is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax.

California Money Fund

The California Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in California Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from the interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of California (“California Municipal Obligations”) are exempt from regular federal and California State personal income tax. California Municipal Obligations include municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax.

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New York Money Fund

The New York Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in New York Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from interest on obligations that is exempt from taxation under the Constitution or statutes of New York (“New York Municipal Obligations”) are exempt from regular federal, New York State and New York City personal income tax. New York Municipal Obligations include municipal securities issued by the State of New York and its political subdivisions, as well as certain non-New York governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax.

4

Principal Risks of Investing:

All Funds

Although each Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. Each Fund is also subject to risks related to changes in prevailing interest rates, since generally a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

The following Funds are also subject to additional principal risks:

FedFund

Securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

California Money Fund and New York Money Fund

The California Money and New York Money Funds are non-diversified. This means that each Fund may invest a greater percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. The California Money and New York Money Funds also concentrate their investments in California Municipal Obligations and New York Municipal Obligations, respectively. Accordingly, each Fund may experience greater fluctuations in NAV and may have greater risk of loss.

Dividends derived from interest on Municipal Obligations other than California Municipal Obligations or New York Municipal Obligations are exempt from regular federal income tax but are subject to California State personal income tax or New York State and New York City income taxes, respectively.

5

Performance Information

The Bar Charts below indicate the risks of investing in Bear Stearns Private Client Shares of each Fund by showing how the performance of Bear Stearns Private Client Shares of each Fund has varied from year-to-year; and by showing the average annual return for Bear Stearns Private Client Shares of each Fund. The Tables show the average annual return for 1 year and since inception periods for the Bear Stearns Private Client Shares of each Fund. The Bar Charts and the Tables assume reinvestment of dividends and distributions. The past performance of each Fund does not necessarily indicate how it will perform in the future.

Best Quarter	Worst Quarter
1.21%	0.48%
(12/31/06)	(03/31/05)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	Since Inception (March 26, 2004)
TempFund Bear Stearns Private Client Shares	4.57%	2.89%

	7-Day Yield As of December 31, 2006
TempFund Bear Stearns Private Client Shares	4.78%

Current Yield:  You may call your Account Executive or call 1-877-282-4734 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

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Best Quarter	Worst Quarter
1.19%	0.46%
(12/31/06)	(03/31/05)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	Since Inception (March 26, 2004)

FedFund Bear Stearns Private Client Shares	4.52%	2.84%

	7-Day Yield As of December 31, 2006

FedFund Bear Stearns Private Client Shares	4.72%

Current Yield:  You may call your Account Executive or call 1-877-282-4734 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

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Best Quarter	Worst Quarter
0.76%	0.28%
(12/31/06)	(03/31/05)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	Since Inception (March 26, 2004)

MuniFund Bear Stearns Private Client Shares	2.87%	1.86%

	7-Day Yield As of December 31, 2006

MuniFund Bear Stearns Private Client Shares	3.27%

Current Yield:  You may call your Account Executive or call 1-877-282-4734 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

8

Best Quarter	Worst Quarter
0.73%	0.28%
(12/31/06)	(03/31/05)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	Since Inception (March 26, 2004)

California Money Fund Bear Stearns Private Client Shares	2.81%	1.83%

	7-Day Yield As of December 31, 2006

California Money Fund Bear Stearns Private Client Shares	3.18%

Current Yield:  You may call your Account Executive or call 1-877-282-4734 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

9

Best Quarter	Worst Quarter
0.75%	0.28%
(12/31/06)	(03/31/05)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	Since Inception (March 26, 2004)

New York Money Fund Bear Stearns Private Client Shares	2.88%	1.85%

	7-Day Yield As of December 31, 2006

New York Money Fund Bear Stearns Private Client Shares	3.26%

Current Yield:  You may call your Account Executive or call 1-877-282-4734 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

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Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of each of the Funds.

TempFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Private Client Shares

Management Fees[1]	0.18%

Distribution (12b-1) Fees[2]	0.35%

Other Expenses	0.52%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.02%

Total Annual Fund Operating Expenses	1.05%
Fee Waiver and Expense Reimbursement	(0.37)%

Net Annual Fund Operating Expenses[1,2]	0.68%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.18%.

[2]

The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2008 so that the Bear Stearns Private Client Share Class Net Annual Operating Expenses do not exceed 0.68%.

FedFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Private Client Shares

Management Fees[1]	0.25%

Distribution (12b-1) Fees[2]	0.35%

Other Expenses	0.53%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.03%

Total Annual Fund Operating Expenses	1.13%
Fee Waiver and Expense Reimbursement	(0.45)%

Net Annual Fund Operating Expenses[1,2]	0.68%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

[2]

The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2008 so that the Bear Stearns Private Client Share Class Net Annual Operating Expenses do not exceed 0.68%.

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MuniFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Private Client Shares

Management Fees[1]	0.31%

Distribution (12b-1) Fees[2]	0.35%

Other Expenses	0.52%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.02%

Total Annual Fund Operating Expenses	1.18%
Fee Waiver and Expense Reimbursement	(0.50)%

Net Annual Fund Operating Expenses[1,2]	0.68%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

[2]

The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2008 so that the Bear Stearns Private Client Share Class Net Annual Operating Expenses do not exceed 0.68%.

California Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Private Client Shares

Management Fees[1]	0.37%

Distribution (12b-1) Fees[2]	0.35%

Other Expenses	0.53%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.03%

Total Annual Fund Operating Expenses	1.25%
Fee Waiver and Expense Reimbursement	(0.57)%

Net Annual Fund Operating Expenses[1,2]	0.68%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

[2]

The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2008 so that the Bear Stearns Private Client Share Class Net Annual Operating Expenses do not exceed 0.68%.

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New York Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Private Client Shares

Management Fees[1]	0.38%

Distribution (12b-1) Fees[2]	0.35%

Other Expenses	0.53%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.03%

Total Annual Fund Operating Expenses	1.26%
Fee Waiver and Expense Reimbursement	(0.58)%

Net Annual Fund Operating Expenses[1,2]	0.68%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

[2]

The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2008 so that the Bear Stearns Private Client Share Class Net Annual Operating Expenses do not exceed 0.68%.

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Example

This Example is intended to help you compare the cost of investing in the Funds’ Bear Stearns Private Client Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Bear Stearns Private Client Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Bear Stearns Private Client Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years

TempFund	$69	$297	$543	$1,249

FedFund	$69	$314	$579	$1,334

MuniFund	$69	$325	$601	$1,387

California Money Fund	$69	$340	$632	$1,461

New York Money Fund	$69	$342	$636	$1,472

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MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISKS

Investment Strategies

Each Fund’s investment goal is described under the Risk/Return Summary. The following is additional information concerning the investment strategies of the Funds.

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

TempFund and MuniFund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

■

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) (for TempFund, by all NRSROs that rate a security), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

■	securities that are issued or guaranteed by a person with such ratings;

■	securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

■	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

■	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

California Money Fund and New York Money Fund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

■

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

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■	securities that are issued or guaranteed by a person with such ratings;

■	securities without such ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

■	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

■	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

TempFund and MuniFund

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of a Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

TempFund, MuniFund, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Substantially all of the Funds’ assets are invested in Municipal Obligations. The California Money Fund and New York Money Fund expect that they will invest at least 80% of their respective net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus. The Statement of Additional Information also describes the Funds’ policies and procedures concerning the disclosure of their portfolio holdings.

Asset-Backed Obligations.  TempFund.  The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets.

Bank Obligations.  TempFund.  The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or

16

savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. The Fund may also invest in obligations of foreign banks or foreign branches of U.S. banks where the Adviser deems the instrument to present minimal credit risk.

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Commercial Paper.  TempFund.  The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements.

Funding Agreements.  TempFund.  The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Illiquid Securities.  All Funds.  No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies’ expenses will be borne by the Fund’s shareholders.

Loan Participations.  TempFund.  The Fund may invest in loan participations.

Master Demand or Term Notes.  TempFund.  The Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by the Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that the Fund could not directly hold.

Municipal Obligations.  MuniFund, California Money Fund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities and “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of

17

private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund may purchase Municipal Obligations subject to the federal alternative minimum tax, MuniFund, California Money Fund and New York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund.  In addition, TempFund may, when deemed appropriate by the Adviser in light of its investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempFund and FedFund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BIMC. Collateral for a repurchase agreement may also include other types of securities that a Fund could not hold directly without the repurchase obligation.

Reverse Repurchase Agreements and Securities Lending.  TempFund and FedFund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Each Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Stand-by Commitments.  MuniFund, California Money Fund and New York Money Fund.  Each Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in their respective portfolios. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest

18

components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

RISKS

The principal risks of investing in each Fund are described above in the Risk/Return Summary. The following supplements that description.

Concentration.  California Money Fund and New York Money Fund.  A substantial part of the Funds’ portfolios may be comprised of securities issued by the State of California and the State of New York, respectively. As a result, these Funds will be more susceptible to any economic, business, political or other developments which generally affect these sectors.

Credit Risk.  All Funds.  The risk that an issuer will be unable to make principal and interest payments when due is known as “credit risk.” U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with Municipal Obligations and corporate debt securities presenting somewhat higher credit risk. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Foreign Exposure.  TempFund, MuniFund, California Money Fund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk.  All Funds.  Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of a Fund’s assets may not enable the Fund to maintain a stable NAV of $1.00 per share.

Leverage Risk.  All Funds.  Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of a Fund’s investment portfolio. The Funds do not currently intend to employ investment strategies that involve leverage risk.

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Liquidity.  All Funds.  The risk that a Fund will be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Municipal Obligations.  TempFund, MuniFund, California Money Fund and New York Money Fund. In making investments, each Fund and the Adviser will rely on issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel for their opinions on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, a Fund and its shareholders could be subject to substantial tax liabilities.

Tax Risk.  MuniFund, California Money Fund and New York Money Fund.  Although the Funds intend to invest primarily in securities the interest of which is exempt from federal tax, the Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect a Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

U.S. Government Obligations.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Special Risks Affecting the California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of California (excluding certain bonds separately supported by a special sales tax) are currently rated “A+” and “A1,” respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives, as well as economic developments affecting

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California, could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Special Risks Affecting the New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio. Financial and other considerations relating to the Fund’s investments in New York Municipal Obligations are summarized in the Statement of Additional Information.

Certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Fund) have historically experienced serious financial difficulties. These difficulties have historically jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and fewer markets for their outstanding debt obligations. However, strong demand for New York Municipal Obligations has at times had the effect of permitting New York Municipal Obligations to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by certain issuers of New York Municipal Obligations could result in defaults or declines in the market values of those issuers’ existing obligations and, possibly, in the obligations of other issuers of New York Municipal Obligations. Although as of the date of this Prospectus, no issuers of New York Municipal Obligations are in default with respect to the payment of their Municipal Obligations, the occurrence of any such default could affect adversely the market values and marketability of all New York Municipal Obligations and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of New York are currently rated AA and Aa3, respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

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Management of the Funds

Investment Adviser

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with over $1 trillion of assets under management as of December 31, 2006. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc. (“PNC”) and Merrill Lynch & Co., Inc.

On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.’s investment management business combined with that of BlackRock, Inc. to create a new independent company that is one of the world’s largest asset management firms. The combined company offers a full range of equity, fixed income, cash management and alternative investment products with strong representation in both retail and institutional channels, in the United States and in non-U.S. markets. The new company has over 4,500 employees in 18 countries and a major presence in most key markets, including the United States, the United Kingdom, Asia, Australia, the Middle East and Europe.

Under a management agreement (“Management Agreement”) with the Trust, BIMC manages each Fund and is responsible for all purchases and sales of the Funds’ securities as investment adviser, and also provides administrative and accounting services, assisting in supervising all aspects of the Funds’ operations, other than those services to be performed by the Funds’ custodian, distributor and transfer agent or provided under the Funds’ shareholder service and distribution plans. For the services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund’s average net assets. Under the Management Agreement, BIMC is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BIMC has engaged PFPC Inc. (“PFPC”) to provide administrative services to the Funds. Any fees payable to the sub-administrator do not affect the fees payable by the Funds to BIMC.

Prior to February 21, 2006, BIMC managed each Fund under an advisory agreement (the “Prior Advisory Agreement”) and BIMC and PFPC provided administrative services to the Funds, as co-administrators under an administration agreement (the “Prior Administration Agreement”). The fees payable by the Funds under the Management Agreement with BIMC are higher than the advisory fee rates payable under the Prior Advisory Agreement, but equal to the total of advisory fees payable under the Prior Advisory Agreement plus fees payable for administrative services under the Prior Administration Agreement. As a result, in the table below the Management Fees received by BIMC for the period from November 1, 2005 to February 21, 2006 have been restated to include the advisory fee paid to BIMC as well as the administration fee received by BIMC and PFPC under the Prior Advisory and Prior Administration Agreements.

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BIMC has contractually agreed to waive some fees otherwise payable to it and reimburse certain expenses. Any fees waived and any expenses reimbursed by BIMC with respect to a particular fiscal year are not recoverable. Through February 28, 2007, BIMC contractually agreed to waive some fees otherwise payable to it and reimburse certain expenses. For the fiscal year ended October 31, 2006, the Funds paid BIMC the following management fees, net of waivers, as a percentage of each Fund’s average daily net assets:

Fund	Management Fees received by BIMC

TempFund	0.16%

FedFund	0.17%

MuniFund	0.18%

California Money Fund	0.17%

New York Money Fund	0.17%

The services provided by BIMC are described further in the Statement of Additional Information under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the annual report to shareholders for the period ended October 31, 2006.

BIMC, BlackRock Distributors, Inc. (the Funds’ distributor) and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds. In addition, BIMC, the distributor and/or their affiliates are permitted to make payments relating to distribution and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Funds). BIMC, the distributor and/or their affiliates may pay Bear Stearns for the sale and distribution of Bear Stearns Private Client Shares of the Funds or for other services to the Funds and shareholders. These payments (“Additional Payments”) would be in addition to Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by Bear Stearns, or may be based on a percentage of the value of shares sold to, or held by, customers of Bear Stearns. The aggregate amount of Additional Payments may be substantial. The Additional Payments may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for Bear Stearns, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Bear Stearns representative for details about Additional Payments Bear Stearns may receive. For more information on Additional Payments, see the Statement of Additional Information.

Conflicts of Interest

The investment activities of BIMC and its affiliates in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage a Fund and its shareholders. BIMC and its affiliates provide investment management services to other funds and discretionary managed accounts that follow an in -

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vestment program similar to that of the Funds. BIMC and its affiliates (including, for these purposes, BIMC, Merrill Lynch & Co., Inc., BlackRock, Inc., PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)), are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, financer, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities and instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. The Funds may also purchase certain securities through broker-dealer Affiliates, subject to certain conditions set forth in the Statement of Additional Information. One or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of a Fund and/or that engage in and compete for transactions in the same types of securities and instruments as the Funds. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by Funds and may result in an Affiliate having positions that are adverse to those of the Funds. No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Fund for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that Funds could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by an Affiliate or Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate-advised clients or BIMC may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate provides or may some day provide research coverage. An Affiliate may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds.

The activities of BIMC or its Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BIMC has adopted policies and procedures designed to address these potential conflicts of interest. See the Statement of Additional Information for further information.

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Shareholder Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Class) – (Liabilities of the Class)
Number of Outstanding Shares of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PFPC each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday. The NAV of each Fund, except TempFund and FedFund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempFund and FedFund is normally determined as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit when the NYSE, bond markets or the Federal Reserve Bank of Philadelphia closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board of Trustees of the Funds may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call 1-800-821-7432.

Purchase of Shares

Bear Stearns Private Client Shares may be purchased through an account maintained by Bear Stearns. Purchase orders for Fund shares are accepted only on Business Days. Payment for shares may be made only in federal funds or other immediately available funds.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Bear Stearns Private Client Shares. A purchase order will be executed by PFPC on the Business

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Day that it is received only if the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Bear Stearns Private Client Shares.

Fund	Deadline (Eastern time)

TempFund	5:00 p.m.

FedFund	5:00 p.m.

MuniFund	12:00 Noon

California Money Fund	12:00 Noon

New York Money Fund	12:00 Noon

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Bond Market Association) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Contact the Funds’ office at (800) 821-7432 for specific information.

Purchases of Shares of each Fund may be effected through a Bear Stearns brokerage account (an “Account”) through procedures and requirements established by Bear Stearns. Beneficial ownership of Bear Stearns Shares will be recorded by Bear Stearns and will be reflected in Account statements. Bear Stearns may impose minimum investment Account requirements. Even if Bear Stearns does not impose a sales charge for purchases of Shares, depending on the terms of an Account, Bear Stearns may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from Bear Stearns, and should be read in conjunction with this Prospectus. The Funds reserve the right to vary or waive any minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by Bear Stearns and the Funds. In addition, Bear Stearns may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult Bear Stearns for details.

Redemption of Shares

Bear Stearns Private Client Shares may be redeemed on a Business Day through a Bear Stearns representative. If the Shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below. If redemption orders are received by PFPC on any Business Day by the

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established deadlines, payment for redeemed Fund shares will be wired in federal funds on the same day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. Also, a Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Fund	Deadline (Eastern time)

TempFund	5:00 p.m.

FedFund	5:00 p.m.

MuniFund	12:00 Noon

California Money Fund	12:00 Noon

New York Money Fund	12:00 Noon

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Bond Market Association) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Contact the Funds’ office at (800) 821-7432 for specific information.

The Funds shall have the right to redeem Bear Stearns Private Client Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Bear Stearns Private Client Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Bear Stearns Private Client Shares falls below an average of $500 in any particular calendar month, the Account may be charged an account maintenance fee with respect to that month. Any such redemption shall be effected at the net asset value next determined after the redemption order is entered. In addition, a Fund may redeem Bear Stearns Private Client Shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Bear Stearns may also redeem each day a sufficient number of Bear Stearns Shares to cover debit balances created by transactions in an Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

Bear Stearns reserves the right to waive or modify criteria for participation in an Account or to cancel participation in an Account for any reason.

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Additional Purchase and Redemption Information

The Funds’ Board of Trustees has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally are used for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Bear Stearns Private Client Shares Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Funds’ Board of Trustees, the Funds’ distributor, BlackRock Distributors, Inc., has entered into an agreement with Bear Stearns. The agreement requires Bear Stearns to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.35% (on an annualized basis) of the average daily net asset value of the Bear Stearns Private Client Shares held by Bear Stearns. Because such fees are paid out of the Funds’ assets on an on-going basis, over time fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the Statement of Additional Information under “Management of the Fund – Service Organizations.”

Pursuant to a Shareholder Services Plan adopted by the Funds’ Board, the Funds have entered into an agreement with Bear Stearns. The agreement requires Bear Stearns to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily net asset value of the Bear Stearns Private Client Shares held by Bear Stearns, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the National Association of Securities Dealers, Inc. Such services are described more fully in the Statement of Additional Information under “Management of the Fund – Service Organizations.”

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by wire transfer, or by check if requested in writing by the shareholder.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends are available for redemption on the following Business Day. Reinvested dividends receive the same tax treatment as dividends paid in cash.

Federal Taxes

Distributions paid by TempFund and FedFund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary in -

28

come that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniFund, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniFund, California Money Fund and New York Money Fund. Because these Funds' pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

The Funds will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable dividends or gross sale proceeds paid to any shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. For distributions attributable to Fund taxable years beginning before January 1, 2008, nonresident aliens, foreign corporations and other foreign investors in a Fund will generally be exempt from U.S. federal income tax on Fund distributions attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such capital gain distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

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Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California State personal income tax, provided that at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year consists of exempt-interest obligations, and the dividends are designated as exempt-interest dividends in a written notice mailed to the shareholders within 60 days of the close of the Fund’s taxable year. However, dividends paid to corporate shareholders subject to California State franchise tax or California State corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California State personal income tax. Moreover, to the extent that the Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California State personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the California Money Fund generally will not be deductible for California State personal income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see Federal Taxes above.

*        *        *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distribution to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV with respect to all distributions received from a Fund. PFPC, as transfer agent, will send each of the Funds’ shareholders, or their authorized representatives, an annual statement designating the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send the shareholders of the California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

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The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the Statement of Additional Information.

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Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of the Bear Stearns Private Client Shares of each Fund since inception. Some of this information reflects financial information for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the periods ended October 31, 2004, 2005 and 2006 has been audited by the Funds’ independent registered public accountants, Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

TempFund Bear Stearns Private Client Shares

The table below sets forth selected financial data for a TempFund Bear Stearns Private Client Share outstanding throughout each period presented.

	Year Ended October 31,		For the Period March 26, 2004[1] through October 31,
	2006	2005	2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0428	$0.0235	$0.0048

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0428)	$(0.0235)	$(0.0048)

Net Asset Value, End of Period	$1.00	$1.00	$1.00

Total Return[2]	4.37%	2.37%	0.48%[3]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$1,479,708	$1,018,935	$280,458
Ratio of Expenses to Average Daily Net Assets	0.60%	0.60%	0.58%[4]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.60%	0.60%	0.58%[4]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	1.05%	1.06%	1.05%[4]
Ratio of Net Investment Income to Average Daily Net Assets	4.32%	2.57%	0.96%[4]

[1]	Commencement of operations of share class.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.

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FedFund Bear Stearns Private Client Shares

The table below sets forth selected financial data for a FedFund Bear Stearns Private Client Share outstanding throughout each period presented.

	Year Ended October 31,		For the Period March 26, 2004[1] through October 31,
	2006	2005	2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0423	$0.0229	$0.0045

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0423)	$(0.0229)	$(0.0045)

Net Asset Value, End of Period	$1.00	$1.00	$1.00

Total Return[2]	4.31%	2.32%	0.45%[3]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$295,307	$241,913	$50,579
Ratio of Expenses to Average Daily Net Assets	0.60%	0.60%	0.58%[4]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.60%	0.60%	0.58%[4]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	1.13%	1.14%	0.80%[4]
Ratio of Net Investment Income to Average Daily Net Assets	4.25%	2.59%	0.92%[4]

[1]	Commencement of operations of share class.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.

MuniFund Bear Stearns Private Client Shares

The table below sets forth selected financial data for a MuniFund Bear Stearns Private Client Share outstanding throughout each period presented.

	Year Ended October 31,		For the Period March 26, 2004[1] through October 31,
	2006	2005	2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0272	$0.0155	$0.0033

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0272)	$(0.0155)	$(0.0033)

Net Asset Value, End of Period	$1.00	$1.00	$1.00

Total Return[2]	2.76%	1.56%	0.33%[3]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$252,344	$161,860	$51,799
Ratio of Expenses to Average Daily Net Assets	0.60%	0.63%	0.68%[4]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.60%	0.62%	0.68%[4]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	1.18%	1.18%	0.83%[4]
Ratio of Net Investment Income to Average Daily Net Assets	2.75%	1.64%	0.67%[4]

[1]	Commencement of operations of share class.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.

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California Money Fund Bear Stearns Private Client Shares

The table below sets forth selected financial data for a California Money Fund Bear Stearns Private Client Share outstanding throughout each period presented.

	Year Ended October 31,		For the Period March 26, 2004[1] through October 31,
	2006	2005	2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0268	$0.0152	$0.0030

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0268)	$(0.0152)	$(0.0030)

Net Asset Value, End of Period	$1.00	$1.00	$1.00

Total Return[2]	2.72%	1.54%	0.32%[3]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$203,719	$127,509	$37,216
Ratio of Expenses to Average Daily Net Assets	0.60%	0.64%	0.68%[4]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.60%	0.64%	0.68%[4]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	1.25%	1.26%	0.91%[4]
Ratio of Net Investment Income to Average Daily Net Assets	2.71%	1.62%	0.63%[4]

[1]	Commencement of operations of share class.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.

New York Money Fund Bear Stearns Private Client Shares

The table below sets forth selected financial data for a New York Money Fund Bear Stearns Private Client Share outstanding throughout each period presented.

	Year Ended October 31,		For the Period March 26, 2004[1] through October 31,
	2006	2005	2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0274	$0.0152	$0.0030

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0274)	$(0.0152)	$(0.0030)

Net Asset Value, End of Period	$1.00	$1.00	$1.00

Total Return[2]	2.77%	1.54%	0.30%[3]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$138,323	$111,739	$53,933
Ratio of Expenses to Average Daily Net Assets	0.60%	0.64%	0.69%[4]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.60%	0.64%	0.68%[4]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	1.26%	1.26%	0.92%[4]
Ratio of Net Investment Income to Average Daily Net Assets	2.75%	1.58%	0.56%[4]

[1]	Commencement of operations of share class.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.

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HOW TO CONTACT BLACKROCK LIQUIDITY FUNDS

For purchase and redemption orders, please call your investment professional.

Written correspondence may be sent to your investment professional.

For yield information call: 1-877-282-4734

Private Client Shares	Fund Code
Bear Stearns TempFund Private Client Shares	233
Bear Stearns FedFund Private Client Shares	234
Bear Stearns MuniFund Private Client Shares	235
Bear Stearns New York Money Private Client Shares	236
Bear Stearns California Money Private Client Shares	237

Not a Part of Prospectus

Blackrock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Where to Find More Information

The Statement of Additional Information (the “SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their investment professional. The Statement of Additional Information that relates to this Prospectus and the Annual and Semi-Annual Reports are not available on the website for BlackRock Liquidity Funds because the shares of the Funds offered through this Prospectus are available only through Bear Stearns.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

The BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

THE SIERRA CLUB is America’s oldest, largest and most influential grassroots environmental organization. The Club’s 700,000 members and countless other Club supporters and environmental advocates understand the value and urgency of the Sierra Club message:

Explore, enjoy and

protect the planet.

Sierra Club Mutual Funds present a new way for people to support these goals while investing for their future. The mission of the Funds is to:

1)	help you pursue your investment goals
2)	invest in companies that meet environmental guidelines
3)	help support the programs of the Sierra Club

The FedFund - Cash Reserve Shares complements the Sierra Club Stock and the Sierra Club Balanced Fund with a money market alternative managed by BlackRock Institutional Management Corporation.

Invest with your brain

and heart.

Invest for our planet.

Introduction

Welcome to the BlackRock Liquidity Funds Prospectus for FedFund Cash Reserve Shares.

The Prospectus has been written to provide you with information you need to make an informed decision about whether to invest in the Cash Reserve Shares of FedFund (the “Fund”), one of the ten portfolios of the BlackRock Liquidity Funds. The Fund is advised by BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”).

Cash Reserve Shares are sold to institutions that have entered into servicing agreements with the Fund in connection with their investments.

The Fund is offered to banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers.

1

Risk/Return Summary

Investment Goals:

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share. The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal. The investment goal of the Fund may be changed by the Fund’s Board of Trustees without shareholder approval.

Principal Investment Strategies:

The Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured by such obligations.

Principal Risks of Investing:

Although the Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing interest rates, since generally a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to

2

preserve the value of your investment at a NAV of $1.00 per share, it is possible to lose money by investing in the Fund.

Securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

3

Performance Information

The Bar Chart below indicates the risks of investing in the FedFund Cash Reserve Shares by showing how the performance of its shares has varied from year to year; and by showing the average annual return for FedFund Cash Reserve Shares. The Table shows the average annual return for the 1 year and since inception periods for FedFund Cash Reserve Shares. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund’s past performance does not necessarily indicate how it will perform in the future.

Best Quarter	Worst Quarter
1.19%	0.12%
(12/31/06)	(03/31/04)

4

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	Since Inception (April 1, 2003)

FedFund Cash Reserve Shares	4.52%	2.23%

7-Day Yield As of December 31, 2006

FedFund Cash Reserve Shares	4.72%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling (866)-897-5982 or by visiting the Sierra Club Funds’ web site at www.sierraclubfunds.com.

5

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold FedFund Cash Reserve Shares.

FedFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Reserve Shares

Management Fees[1]	0.25%

Other Expenses	0.43%
Shareholder Servicing Fees		0.40%
Miscellaneous[1]		0.03%
Total Annual Fund Operating Expenses	0.68%
Fee Waiver and Expense Reimbursement	(0.08)%
Net Annual Fund Operating Expenses[1]	0.60%
[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Cash Reserve Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Cash Reserve Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Cash Reserve Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

FedFund	$61	$210	$371	$839

6

MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISKS

Investment Strategies

The Fund’s investment goal is described under the Risk/Return Summary. The following is additional information concerning the Fund’s investment strategies.

The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

Investments

The section below describes the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the inside back cover of this Prospectus. The Statement of Additional Information also describes the Fund’s policies and procedures concerning the disclosure of their portfolio holdings.

Borrowing.  During periods of unusual market conditions, the Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund’s total assets are outstanding.

7

Illiquid Securities.  The Fund will not invest more than 10% of the value of its assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Investment Company Securities.  The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies’ expenses will be borne by the Fund’s shareholders.

Repurchase Agreements.  The Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by the Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BIMC. Collateral for a repurchase agreement may also include other types of securities that the Fund could not hold directly without the repurchase obligation.

Reverse Repurchase Agreements and Securities Lending.  The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

8

U.S. Government Obligations.  The Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  The Fund may invest in direct obligations of the U.S. Treasury. The Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

Variable and Floating Rate Instruments.  The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  The Fund may purchase securities on a “when-issued” or “delayed settlement” basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund does not receive income from when-issued or delayed settlement securities prior to delivery of such securities.

Risk Factors

The principal risks of investing in the Fund are described above in the Risk/Return Summary. The following supplements that description.

Credit Risk.  The risk that an issuer will be unable to make principal and interest payments when due is known as “credit risk.” U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with municipal obligations and corporate debt securities presenting somewhat higher credit risk. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by

9

a nationally recognized statistical rating organization (“NRSRO”) are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Interest Rate Risk.  Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund’s assets may not enable the Fund to maintain a stable NAV of $1.00 per share.

Leverage Risk.  Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund’s investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risk.

Liquidity.  The risk that the Fund will be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

U.S. Government Obligations.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if not obligated to do so by law.

10

Management of the Funds

Investment Adviser

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with over $1 trillion of assets under management as of December 31, 2006. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc. (“PNC”) and Merrill Lynch & Co., Inc.

On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.’s investment management business combined with that of BlackRock, Inc. to create a new independent company that is one of the world’s largest asset management firms. The combined company offers a full range of equity, fixed income, cash management and alternative investment products with strong representation in both retail and institutional channels, in the United States and in non-U.S. markets. The new company has over 4,500 employees in 18 countries and a major presence in most key markets, including the United States, the United Kingdom, Asia, Australia, the Middle East and Europe.

Under a management agreement (“Management Agreement”) with the Trust, BIMC manages the Fund and is responsible for all purchases and sales of the Fund’s securities as investment adviser, and also provides administrative and accounting services, assisting in supervising all aspects of the Fund’s operations, other than those services to be performed by the Fund’s custodian, distributor and transfer agent or provided under the Fund’s shareholder service and distribution plans. For the services provided and expenses assumed

11

by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on the Fund’s average net assets. Under the Management Agreement, BIMC is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BIMC has engaged PFPC Inc. (“PFPC”) to provide administrative services to the Fund. Any fees payable to the sub-administrator do not affect the fees payable by the Fund to BIMC.

Prior to February 21, 2006, BIMC managed the Fund under an advisory agreement (the “Prior Advisory Agreement”) and BIMC and PFPC provided administrative services to the Fund, as co-administrators under an administration agreement (the “Prior Administration Agreement”). The fees payable by the Fund under the Management Agreement with BIMC are higher than the advisory fee rates payable under the Prior Advisory Agreement, but equal to the total of advisory fees payable under the Prior Advisory Agreement plus fees payable for administrative services under the Prior Administration Agreement. As a result, the Management Fee received by BIMC for the period from November 1, 2005 to February 21, 2006 listed below has been restated to include the advisory fee paid to BIMC as well as the administration fee received by BIMC and PFPC under the Prior Advisory and Prior Administration Agreements.

BIMC has contractually agreed to waive some fees otherwise payable to it and reimburse certain expenses. Any fees waived and any expenses reimbursed by BIMC with respect to a particular fiscal year are not recoverable. Through February 28, 2007, BIMC contractually agreed to waive some fees otherwise payable to it and reimburse certain expenses. For the fiscal year ended October 31, 2006, the Fund paid BIMC a management fee, net of waivers, of 0.17% as a percentage of the Fund’s average daily net assets.

The services provided by BIMC are described further in the Statement of Additional Information under “Management of the Funds.”

12

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the annual report to shareholders for the period ended October 31, 2006.

BIMC, BlackRock Distributors, Inc. (the Fund’s distributor) and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Fund. In addition, BIMC, the distributor and/or their affiliates are permitted to make payments relating to distribution and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Funds). BIMC, the distributor and/or their affiliates may pay affiliated and unaffiliated Service Organizations (as defined below) compensation for the sale and distribution of shares of the Fund or for other services to the Fund and shareholders. These payments (“Additional Payments”) would be in addition to Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Service Organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization. The aggregate amount of Additional Payments may be substantial. The Additional Payments may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Service Organization, its employees or associated persons to recommend or sell shares of the Fund to you. Please contact your Service Organization for details about Additional Payments it may receive. For more information on Additional Payments, see the Statement of Additional Information.

Conflicts of Interest

The investment activities of BIMC and its affiliates in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Fund and its shareholders. BIMC and its affiliates provide investment management services to other funds and discretionary managed accounts that follow an investment program similar

13

to that of the Fund. BIMC and its affiliates (including, for these purposes, BIMC, Merrill Lynch & Co., Inc., BlackRock, Inc., PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)), are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, financer, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities and instruments in which the Fund directly and indirectly invests. Thus, it is likely that the Fund will have multiple business relationships with and will invest in, engage in transactions, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. The Fund may also purchase certain securities through broker- dealer Affiliates, subject to certain conditions set forth in the Statement of Additional Information. One or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Fund and/or that engage in and compete for transactions in the same types of securities and instruments as the Fund. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Fund and may result in an Affiliate having positions that are adverse to those of the Fund. No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, an Affiliate may compete with the Fund for appropriate investment opportunities. The results of the Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that the Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Fund may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by an Affiliate or Affiliate-advised clients

14

may adversely impact the Fund. Transactions by one or more Affiliate-advised clients or BIMC may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund. The Fund’s activities may be limited because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions. In addition, an affiliated fund may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments. The Fund also may invest in securities of companies for which an Affiliate provides or may some day provide research coverage. An Affiliate may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund.

The activities of BIMC or its Affiliates may give rise to other conflicts of interest that could disadvantage the Fund and its shareholders. BIMC has adopted policies and procedures designed to address these potential conflicts of interest. See the Statement of Additional Information for further information.

15

Shareholder Information

Price of Fund Shares

The price you pay when you purchase or redeem the Fund’s share is the NAV next determined after confirmation of your order. The Fund calculates NAV as follows:

NAV =	(Value of Assets of a Class) – (Liabilities of the Class)
Number of Outstanding Shares of the Class

In computing NAV, the Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under “Additional Purchase and Redemption Information.”

The Fund’s NAV per share is calculated by PFPC each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday. The Fund’s NAV is determined as of 6:00 p.m. Eastern time.

The Fund reserves the right to advance the time for accepting purchase or redemption orders for same Business Day credit when the NYSE, bond markets or the Federal Reserve Bank of Philadelphia closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchases of Shares” and “Redemption of Shares” for further information. In addition, the Board of Trustees of the Funds may, for any Business Day, decide to change the time as of which the Fund’s NAV is calculated in

16

response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Fund may, but is not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether the Fund is open for business during an emergency or an unanticipated NYSE closing, please call 1-800-821-7432.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Fund’s office in Westborough, Massachusetts by telephone at 866-897-5982.

The deadline for receipt of purchase orders for FedFund Cash Reserve Shares is 5:00 p.m. Eastern time. A purchase order will be executed by PFPC on the Business Day that it is received only if the purchase order is received by 5:00 p.m. Eastern time and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Fund will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. The Fund may at its discretion reject any purchase order for Cash Reserve Shares.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Bond Market Association) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, the Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Contact the Fund’s office at (800) 821-7432 for specific information.

Payment for the Fund’s Cash Reserve Shares may be made only in federal funds or other immediately available funds. The minimum initial investment by an institution for Cash Reserve Shares is $2,500 ($1,000 for IRAs and qualified education savings accounts). However, institutional investors may set a higher minimum for their customers. There is no minimum subsequent investment. The Fund

17

reserves the right to vary or waive the minimum and subsequent investment requirements.

Cash Reserve Shares of the Fund are sold without a sales charge. Institutional investors purchasing or holding the Fund’s Cash Reserve Shares for their customer accounts may charge customer fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with an institution before purchasing the Fund’s Cash Reserve Shares. An institution purchasing the Fund’s Cash Reserve Shares on behalf of its customers is responsible for transmitting orders to the Fund in accordance with its customer agreements.

Redemption of Shares

Redemption orders must be transmitted to the Fund’s office in Westborough, Massachusetts in the manner described under “Purchase of Shares.”

Redemption orders are accepted on Business Days until 5:00 p.m. Eastern time. If redemption orders are received by PFPC on a Business Day by the above deadline, payment for redeemed Fund shares will be wired in federal funds on that same day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. Also, the Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Bond Market Association) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, the Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Contact the Fund’s office at (800) 821-7432 for specific information.

The Fund shall have the right to redeem shares in any Cash Reserve Share account if the value of the account is less than $2,500 ($1,000 for IRAs and qualified education savings accounts), other than due to market fluctuations, after 60 days’ prior written notice to the

18

shareholder. If during the 60-day period the shareholder increases the value of its Cash Reserve Share account to $2,500 ($1,000 for IRAs and qualified education savings accounts) or more, no such redemption shall take place. If a shareholder’s Cash Reserve Share account falls below an average of $2,500 ($1,000 for IRAs and qualified education savings accounts) in any particular calendar month, the account may be charged an account maintenance fee with respect to that month. Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, the Fund may redeem Cash Reserve Shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” An institution redeeming shares of the Fund on behalf of its customers is responsible for transmitting orders to the Fund in accordance with its customers agreements.

Conflict of interest restrictions may apply to an institution’s receipt of compensation paid by the Fund in connection with the investment of fiduciary funds in Cash Reserve Shares. (See also “Management of the Fund—Service Organizations,” as described in the Statement of Additional Information.) Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Cash Reserve Shares.

Additional Purchase and Redemption Information

The Fund’s Board of Trustees has not adopted a market timing policy because the Fund seeks to maintain a stable NAV of $1.00 per share and generally is used for short-term investment or cash management purposes. There can be no assurances, however, that the Fund may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

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Cash Reserve Shareholder Services Plan

Institutional investors, such as banks, savings and loan associations and other financial institutions, including affiliates of PNC (“Service Organizations”), may purchase Cash Reserve Shares. Pursuant to a Shareholder Services Plan adopted by the Fund’s Board of Trustees, the Fund will enter into an agreement with each Service Organization which purchases Cash Reserve Shares. The agreement will require the Service Organization to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.40% (on an annualized basis) of the average daily net asset value of the Cash Reserve Shares held by the Service Organization, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the National Association of Securities Dealers, Inc. Such services are described more fully in the Statement of Additional Information under “Management of the Fund—Service Organizations.” Under the terms of the agreements, Service Organizations are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Cash Reserve Shares.

The Fund also offers other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

The Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by wire transfer, or by check if requested in writing by the shareholder, within five business days after the end of the month or within five business days after a redemption of all of a shareholder’s shares of a particular class.

Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of

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shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends are available for redemption on the following Business Day. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvestment elections, and any revocations thereof, must be made in writing to PFPC, the Funds’ transfer agent, at P.O. Box 9820, Providence, RI 02940-9820 and will become effective after its receipt by PFPC with respect to dividends paid.

Federal Taxes

Distributions paid by the Fund will generally be taxable to shareholders. The Fund expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

The Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable distributions paid to any shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Fund that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. For distributions attributable to the Fund taxable years beginning before January 1, 2008, nonresident aliens, foreign corporations and other foreign investors in the Fund will generally be exempt from U.S. federal income tax on Fund distributions attributable to U.S.-source interest income and capital gains of the Fund. Tax may apply to such capital gain distributions, however, if the recipient’s investment in the Fund is connected to a

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trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply however, to the portions of the Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

*            *            *

The Fund is generally required to report to each shareholder and to the IRS the amount of Fund distribution to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV with respect to all distributions received from the Fund. PFPC, as transfer agent, will send each of the Fund’s shareholders, or their authorized representatives, an annual statement designating the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the Statement of Additional Information.

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Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Fund’s Cash Reserve Shares since their inception. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the periods ended October 31, 2004, 2005 and 2006 has been audited by the Fund’s independent registered public accountants, Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for the Fund’s prior fiscal period were audited by the Fund’s former independent registered public accountants. The former accountants’ report on those financial highlights expressed an unqualified opinion.

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FedFund Cash Reserve Shares

The table below sets forth selected financial data for a FedFund Cash Reserve Share outstanding throughout each period presented.

	Year Ended October 31,			For the Period April 1, 2003[1] through October 31, 2003²
	2006	2005	2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0423	$0.0229	$0.0065	$0.0034

Less Distributions: Dividends to Shareholders
from Net Investment Income	$(0.0423)	$(0.0229)	$(0.0065)	$(0.0034)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00

Total Return³	4.31%	2.32%	0.65%	0.59%[4]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$1,082	$1,547	$9,276	$13,492
Ratio of Expenses to Average Daily Net Assets	0.60%	0.60%	0.60%	0.60%[5]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.60%	0.60%	0.60%	0.60%[5]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.68%	0.70%	0.69%	0.69%[5]
Ratio of Net Investment Income to Average Daily Net Assets	4.26%	1.94%	0.62%	0.58%[5]
[1]	Commencement of operations of share class.
[2]	Audited by other auditors.
[3]	Past performance is no guarantee of future results.
[4]	Not annualized.
[5]	Annualized.

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Not a Part of Prospectus

BLACKROCK PRIVACY PRINCIPLES

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic

25

and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

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Investment Adviser BlackRock Institutional Management Corporation	More information on this Fund is available free upon request, including the following: Annual & Semi-Annual Reports

Administrator BlackRock Institutional Management Corporation	These reports show the holdings and the financial statements of the Fund and discuss the market conditions and strategies that significantly affected its performance.

Distributor BlackRock Distributors, Inc.	Statement of Additional Information
Counsel Drinker Biddle & Reath LLP	The Statement of Additional Information (“SAI”) contains additional and more detailed information about each Fund, and is considered part of this Prospectus.

Independent Accountants Deloitte & Touche LLP	How do I obtain a copy of these documents? By following one of the four procedures below:

Custodian PFPC Trust Company	1. Call or write, and copies will be sent to you free of charge:
Transfer Agent PFPC Inc.	Sierra Club Funds 433 California Street, 11th Floor San Francisco, CA 94104 (866) 897-5982

2. Call or write to the Public Reference Section of the
Securities and Exchange Commission (“SEC”) and ask
them to mail you a copy. The SEC charges a fee for
this service. You can also drop by the Public
Reference Section and copy the documents while you
are there. Information about the Public Reference
Section may be obtained by calling the number below.

Public Reference Section of the SEC Washington, D.C. 20549-6009 (202) 942-8090

3. Go to the Sierra Club Mutual Funds’ web site at www.sierraclubfunds.com and download a free copy.

4. Go to the EDGAR database on the SEC’s web site at www.sec.gov and download a free text-only copy.

5. After paying a duplicating fee, you may also send an electronic request to the SEC at publicinfo@sec.gov.

BLACKROCK LIQUIDITY FUNDS

Statement of Additional Information

February 21, 2007

This Statement of Additional Information is not a Prospectus and should be read in conjunction with each of the current Prospectuses dated February 21, 2007 for: (i) the Administration, Cash Management, Cash Reserve, Dollar and Institutional Classes of TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund, and New York Money Fund; (ii) the Cash Plus Shares of TempCash, FedFund, MuniCash, California Money Fund and New York Money Fund; and (iii) the Plus Shares of TempFund, T-Fund, MuniFund, California Money Fund and New York Money Fund of BlackRock Liquidity Funds, as they may from time to time be supplemented or revised. No investment in shares should be made without reading the appropriate Prospectus. This Statement of Additional Information is incorporated by reference in its entirety into each Prospectus. Copies of the Prospectuses and Annual Report for each of the Funds may be obtained, without charge, by writing BlackRock Liquidity Funds, 100 Bellevue Parkway, Wilmington, DE 19809 or calling BlackRock Liquidity Funds at 1-800-821-7432. The financial statements included in the Annual Reports of each of the Funds are incorporated by reference into this Statement of Additional Information.

-i-

-ii-

GENERAL INFORMATION

BlackRock Liquidity Funds (the “Trust”) was organized as a Delaware statutory trust on October 21, 1998. It is the successor to the following five investment companies: (1) Temporary Investment Fund, Inc.; (2) Trust for Federal Securities; (3) Municipal Fund for Temporary Investment; (4) Municipal Fund for California Investors, Inc. and (5) Municipal Fund for New York Investors, Inc., (collectively the “Predecessor Companies”). The Predecessor Companies were comprised of the Trust’s ten existing portfolios: TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund, and New York Money Fund (each, a “Fund” and collectively, the “Funds”).

The Funds commenced operations as follows: TempFund – October 1973; TempCash – February 1984; FedFund – October 1975; T-Fund – March 1980; Federal Trust Fund – December 1990; Treasury Trust Fund – May 1989; MuniFund – February 1980; MuniCash – February 1984; California Money Fund – February 1983; and New York Money Fund – March 1983.

On February 10, 1999, each of the Funds was reorganized into a separate series of the Trust. The Trust is an open-end management investment company. Currently, the Trust offers shares of each of the ten Funds. Each Fund is diversified, with the exception of the California Money Fund and New York Money Fund, which are classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”). Each of the Funds offers a class of Shares to institutional investors (“Institutional Shares”). Each of the Funds also offers to institutional investors, such as banks, savings and loan associations and other financial institutions (“Service Organizations”), four separate classes of shares: Administration Shares, Cash Management Shares, Cash Reserve Shares and Dollar Shares. TempCash, FedFund, MuniCash, California Money Fund and New York Money Fund offer Cash Plus Shares to Service Organizations who provide assistance in the sale of shares and institutional services to their customers. TempFund, T-Fund, MuniFund, New York Money Fund and California Money Fund offer Plus Shares to broker-dealers, who provide assistance in the sale of shares and institutional services to their customers. The Funds also offer additional classes of shares that are described in a separate statement of additional information and related prospectuses.

On January 29, 2001, the Trust changed its name from “Provident Institutional Funds” to “BlackRock Provident Institutional Funds.” On January 28, 2004, the Trust changed its name from “BlackRock Provident Institutional Funds” to “BlackRock Liquidity Funds.”

INVESTMENT STRATEGIES, RISKS AND POLICIES

Portfolio Transactions

Subject to the general control of the Board of Trustees (“Board” or “Trustees”), BlackRock Institutional Management Corporation (“BIMC”, the “Adviser”, or the “Investment Manager”), the Trust’s investment adviser, is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for a Fund. BIMC purchases portfolio securities for the Funds either directly from the issuer or from dealers who specialize in money market instruments. Such purchases are usually without brokerage commissions. In making portfolio investments, BIMC seeks to obtain the best net price and the most favorable execution of orders. To the extent that the execution and price offered by more than one dealer are comparable, BIMC may, in its discretion, effect transactions in portfolio securities with dealers who provide the Funds with research advice or other services.

Investment decisions for each Fund are made independently from those of the Trust’s other portfolios or other investment company portfolios or accounts advised or managed by BIMC. Such other portfolios may also invest in the same securities as the Funds. When purchases or sales of the same security are made at substantially the same time and price on behalf of such other portfolios, transactions are allocated as to amount, in a manner which BIMC believes to be equitable to each Fund and its customers who also are acquiring securities, including the Fund. In some instances, this investment procedure may affect the size of the position obtained for a Fund. To the extent permitted by law, BIMC may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for such other portfolios in order to obtain best execution.

The Funds will not execute portfolio transactions through or acquire portfolio securities issued by BIMC, The PNC Financial Services Group, Inc. (“PNC”), PFPC Inc. (“PFPC”), BlackRock Distributors, Inc. (“BDI”), Merrill Lynch & Co., Inc. (“Merrill Lynch”) or any affiliated person (as such term is defined in the 1940 Act) of any of them, except to the extent permitted by the Securities and Exchange Commission (the “SEC”). In addition, with respect to such transactions, securities, deposits and agreements, the Funds will not give preference to Service Organizations with whom a Fund enters into agreements concerning the provision of support services to customers who beneficially own Administration Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares and Plus Shares.

The Funds do not intend to seek profits through short-term trading. Each Fund’s annual portfolio turnover will be relatively high because of the short-term nature of securities that the Funds are permitted to hold under SEC rules. However, this turnover is not expected to have a material effect on a Fund’s net income. Each Fund’s portfolio turnover rate is expected to be zero for regulatory reporting purposes.

Investment Instruments and Policies

The following supplements the description of the investment instruments and/or policies which are applicable to certain Funds and described in the Prospectuses.

Banking Industry Obligations. For purposes of TempFund’s and TempCash’s investment policies, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. Obligations of foreign banks in which TempFund and TempCash may invest include Eurodollar Certificates of Deposit (“ECDs”) which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits (“ETDs”) which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits (“CTDs”) which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; and Yankee Certificates of Deposit (“Yankee CDs”) which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States. TempFund may invest in U.S. dollar-denominated time deposits in a foreign branch of a U.S. bank.

Commercial Paper. TempFund and TempCash may purchase commercial paper that is rated at the time of purchase in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) that rate such security (or its issuer) (for TempFund, by all NRSROs that rate the security), such as Standard & Poor’s Ratings Group (“S&P”) or Moody’s Investors Services, Inc. (“Moody’s”). Commercial paper includes “Section 4(2) paper,” a term that includes debt obligations issued in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”). Section 4(2) paper is restricted as to disposition under the federal securities laws, and is frequently sold (and resold) to institutional investors such as TempFund or TempCash through or with the assistance of dealers who make a market in Section 4(2) paper, thereby providing liquidity. Certain transactions in Section 4(2) paper may qualify for the registration exemption provided in Rule 144A under the 1933 Act (see “Restricted and Other Illiquid Securities” below).

Domestic Issuers. The Trust considers any issuer organized under the laws of a United States’ jurisdiction to be a United States’ issuer, and for purposes of TempFund’s investments, the Trust considers an issuer to be a United States’ domestic issuer even if it is organized outside of a United States’ jurisdiction if the underlying credit support for the issuer’s security is provided by an entity organized under the laws of a United States’ jurisdiction.

Funding Agreements. TempFund and TempCash may invest in guaranteed investment contracts and similar funding agreements. In connection with these investments, a Fund makes cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits to the Fund on a monthly basis guaranteed interest, which is based on an index (in most cases this index is expected to be the London InterBank Offered Rate). The Funding Agreements provide that this guaranteed interest will not be less than a certain minimum rate. The purchase price paid for a Funding Agreement becomes part of the general assets of the insurance company, and the contract is paid from the general assets of the insurance company. Each Fund will only purchase Funding Agreements from highly rated insurance companies which, at the time of purchase, have assets of $1 billion or more and meet quality and credit standards established by the Adviser under guidelines approved by the Board of Trustees. Generally, Funding Agreements are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in some Funding Agreements does not currently exist.

Loan Participations. TempFund and TempCash may purchase loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member. TempFund and TempCash may purchase interests in loan participations for which the underlying loan is issued by borrowers in whose obligations the Funds may invest. Such loan participations may have a demand provision that permits the Fund to require repayment within seven days. However, participations may not have such a demand provision and may not be otherwise marketable. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risk generally associated with the underlying corporate borrower. In the event of the bankruptcy or insolvency of the borrower, a loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of the borrower. Under the terms of a loan participation, the purchasing Fund may be regarded as a creditor of the intermediary bank so that the Fund may also be subject to the risk that the issuing bank may become insolvent.

Investment Company Securities. The Funds may invest in securities issued by other open-end investment companies that invest in the type of obligations in which such Fund may invest and that determine their net asset value per share based upon the amortized cost or penny rounding method (i.e., money market funds). Investments in the other investment companies will cause a Fund (and, indirectly, the Fund’s shareholders) to bear proportionately the costs incurred in connection with the other investment companies’ operations. Except as otherwise permitted under the 1940 Act, each Fund currently intends to limit its investments in other investment companies so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting securities of any one investment company will be owned by the Fund. A Fund, as discussed below in “Investment Limitations” may invest all of its assets in an open-end investment company or series thereof with substantially the same investment objectives, restrictions and policies as the Fund.

Mortgage-Related and Other Asset-Backed Securities. TempFund, TempCash and FedFund may purchase mortgage-related and other asset-backed securities. Mortgage-related securities include fixed and adjustable Mortgage Pass-Through Certificates, which provide the holder with a pro-rata share of interest and principal payments on a pool of mortgages, ordinarily on residential properties. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Pass-Through Certificates guaranteed by the Government National Mortgage Association (“GNMA”) (such certificates are also known as “Ginnie Maes”) are guaranteed as to the timely payment of principal and interest by GNMA, whose guarantee is backed by the full faith and credit of the United States. Mortgage-related securities issued by the Federal National Mortgage Association (“FNMA”) include FNMA guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”), which are guaranteed as to timely payment of principal and interest by FNMA. They are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of FNMA to borrow from the Treasury. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation (“FHLMC”) include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs”). Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC is required to remit the amount due on account of its guarantee of ultimate payment of principal no later than one year after it becomes payable.

A Fund from time to time may purchase in the secondary market (i) certain mortgage pass-through securities packaged and master serviced by PNC Mortgage Securities Corp. (“PNC Mortgage”) (or Sears Mortgage if PNC Mortgage succeeded to the rights and duties of Sears Mortgage) or Midland Loan Services, Inc. (“Midland”), or (ii) mortgage-related securities containing loans or mortgages originated by PNC Bank, National Association (“PNC Bank”) or its affiliates. It is possible that under some circumstances, PNC Mortgage, Midland or other affiliates could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against PNC Mortgage, Midland or their affiliates. For example, if PNC Mortgage, Midland or their affiliates engaged in negligence or willful misconduct in carrying out their duties as a master servicer, then any holder of the mortgage-backed security could seek recourse against PNC Mortgage, Midland or their affiliates, as applicable. Also, as a master servicer, PNC Mortgage, Midland or their affiliates may make certain representations and warranties regarding the quality of the mortgages and properties underlying a mortgage-backed security. If one or more of those representations or warranties is false, then the holders of the mortgage-backed securities could trigger an obligation of PNC Mortgage, Midland or their affiliates, as applicable, to repurchase the mortgages from the issuing trust. Finally, PNC Mortgage, Midland or their affiliates may own securities that are subordinate to the senior mortgage-backed securities owned by a Fund.

TempCash only may invest in classes of collateralized mortgage obligations (“CMOs”) deemed to have a remaining maturity of 13 months or less in accordance with the requirements of Rule 2a-7 under the 1940 Act. Each class of a CMO, which frequently elect to be taxed as a real estate mortgage investment conduit (“REMIC”), represents an ownership interest in, and the right to receive a specified portion of, the cash flow consisting of interest and principal on a pool of residential mortgage loans or mortgage pass-through securities (“Mortgage Assets”). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in many ways. In most cases, however, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. These multiple class securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, including GNMA, FNMA and FHLMC, or issued by trusts formed by private originators of, or investors in, mortgage loans. Classes in CMOs which TempCash may hold are known as “regular” interests. TempCash may also hold “residual” interests, which in general are junior to and more volatile than regular interests. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making required payments of principal of and interest on the CMOs, as well as the related administrative expenses of the issuer. The market for CMOs may be more illiquid than those of other securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes (“PACs”) and targeted amortization classes (“TACs”). IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages the cash flow from which has been separated into interest and principal components. IOs (interest only securities) receive the interest portion of the cash flow while POs (principal only securities) receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the investment is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slow, the life of the PO is lengthened and the yield to maturity is reduced.

PACs are parallel pay REMIC pass-through or participation certificates (“REMIC Certificates”), which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the “PAC Certificates”), even though all other principal payments and prepayments of the mortgage assets are then required to be applied to one or more other classes of the Certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying mortgage assets. These tranches tend to have market prices and yields that are more volatile than the PAC classes.

TACs are similar to PACs in that they require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates. A PAC’s payment schedule, however, remains in effect as long as prepayment rates on the underlying mortgages do not exceed certain ranges. In contrast, a TAC provides investors with protection, to a certain level, against either faster than expected or slower than expected prepayment rates, but not both. TACs thus provide more cash flow stability than a regular CMO class, but less than a PAC. TACs also tend to have market prices and yields that are more volatile than PACs.

TempFund and TempCash may also invest in non-mortgage asset-backed securities (e.g., backed by installment sales contracts, credit card receivables or other assets). Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.

The yield characteristics of certain mortgage-related and asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to a mortgage-related or asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If a Fund has purchased such a mortgage-related or asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid. Conversely, an increase in interest rates may result in lengthening the anticipated maturity of such a security because expected prepayments are reduced. A prepayment rate that is faster than expected will reduce the yield to maturity of such a security, while a prepayment rate that is slower than expected may have the opposite effect of increasing yield to maturity.

In general, the assets supporting non-mortgage asset-backed securities are of shorter maturity than the assets supporting mortgage-related securities. Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities, and, as noted above, changes in market rates of interest may accelerate or retard prepayments and thus affect maturities.

These characteristics may result in a higher level of price volatility for asset-backed securities with prepayment features under certain market conditions. In addition, while the trading market for short-term mortgages and asset-backed securities is ordinarily quite liquid, in times of financial stress the trading market for these securities sometimes becomes restricted.

Municipal Obligations. MuniFund, MuniCash, California Money Fund, New York Money Fund, TempFund and TempCash, may purchase municipal obligations. Municipal obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities (“Municipal Obligations”). Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term Municipal Obligations if the interest paid thereon is (subject to the federal alternative minimum tax) exempt from regular federal income tax.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. For example, under the Tax Reform Act of 1986, enacted in October 1986, interest on certain private activity bonds must be included in an investor’s alternative minimum taxable income, and corporate investors must include all tax-exempt interest in the calculation of adjusted current earnings for purposes of determining the corporation’s alternative minimum tax liability. The Trust cannot predict what legislation or regulations, if any, may be proposed in Congress or promulgated by the Department of Treasury as regards the federal income tax exemption of interest on such obligations or the impact of such legislative and regulatory activity on such exemption.

The two principal classifications of Municipal Obligations which may be held by the Funds are “general obligation” securities and “revenue” securities. General obligation securities are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the municipal issuer. Consequently, the credit quality of private activity bonds is usually related to the credit standing of the corporate user of the facility involved.

The Funds’ portfolios may also include “moral obligation” bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

There are, of course, variations in the quality of Municipal Obligations, both within a particular classification and between classifications, and the yields on Municipal Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody’s and S&P represent their opinions as to the quality of Municipal Obligations. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Obligations with the same maturity, interest rate and rating may have different yields while Municipal Obligations of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Funds, an issue of Municipal Obligations may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The Adviser will consider such an event in determining whether the Funds should continue to hold the obligation.

An issuer’s obligations under its Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Obligations may be materially adversely affected by litigation or other conditions.

Among other types of Municipal Obligations, the Funds may purchase short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, the Funds may invest in other types of tax-exempt instruments, including general obligation and private activity bonds, provided they have remaining maturities of 13 months or less at the time of purchase.

TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund may hold tax-exempt derivatives which may be in the form of tender option bonds, participations, beneficial interests in a trust, partnership interests or other forms. A number of different structures have been used. For example, interests in long-term fixed-rate Municipal Obligations, held by a bank as trustee or custodian, are coupled with tender option, demand and other features when the tax-exempt derivatives are created. Together, these features entitle the holder of the interest to tender (or put) the underlying Municipal Obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, Municipal Obligations are represented by custodial receipts evidencing rights to receive specific future interest payments, principal payments, or both, on the underlying municipal securities held by the custodian. Under such arrangements, the holder of the custodial receipt has the option to tender the underlying municipal security at its face value to the sponsor (usually a bank or broker dealer or other financial institution), which is paid periodic fees equal to the difference between the bond’s fixed coupon rate and the rate that would cause the bond, coupled with the tender option, to trade at par on the date of a rate adjustment. The Funds may hold tax-exempt derivatives, such as participation interests and custodial receipts, for Municipal Obligations which give the holder the right to receive payment of principal subject to the conditions described above. The Internal Revenue Service has not ruled on whether the interest received on tax-exempt derivatives in the form of custodial receipts is tax-exempt, and accordingly, purchases of any such receipts are based on the opinion of counsel to the sponsors of such derivative securities. Neither the Funds nor the Adviser will independently review the underlying proceedings related to the creation of any tax-exempt derivatives or the bases for such opinion.

Before purchasing a tax-exempt derivative for such Funds, the Adviser is required by the Funds’ procedures to conclude that the tax-exempt security and the supporting short-term obligation involve minimal credit risks and are Eligible Securities under the Funds’ Rule 2a-7 procedures. In evaluating the creditworthiness of the entity obligated to purchase the tax-exempt security, the Adviser will review periodically the entity’s relevant financial information.

Repurchase Agreements. TempFund, TempCash, FedFund and T-Fund may purchase repurchase agreements. In a repurchase agreement, a Fund purchases money market instruments from financial institutions, such as banks and broker-dealers, subject to the seller’s agreement to repurchase them at an agreed upon time and price. The securities subject to a repurchase agreement may bear maturities exceeding 13 months, provided the repurchase agreement itself matures in 13 months or less. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price. In any repurchase transaction, collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BIMC. If the collateral does not satisfy the foregoing requirements, the counterparty to the repurchase transaction must satisfy those requirements. Collateral for a repurchase agreement may also include securities that a Fund could not hold directly without the repurchase obligation. The ratings by NRSROs represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity, and interest rate may have different market prices. The Appendix to this Statement of Additional Information contains a description of the relevant rating symbols used by NRSROs for commercial paper that may be purchased by each Fund. Collateral for repurchase agreements entered into by TempFund, TempCash and FedFund may also include classes of CMOs issued by agencies and instrumentalities of the U.S. Government, such as IOs and POs securities, residual interests, PAC certificates and TAC certificates. See “Mortgage-Related and Other Asset-Backed Securities” Ratings information about IOs, POs, PACs and TACs.

The repurchase price under the repurchase agreements described in the Funds’ Prospectuses generally equals the price paid by that Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Company’s custodian or sub-custodian, or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Funds under the 1940 Act, and generally for tax purposes. It is not clear whether for other purposes a court would consider the securities purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by a Fund to the seller.

Repurchase agreements pose certain risks for a Fund that utilizes them. Such risks are not unique to the Fund but are inherent in repurchase agreements. The Funds seek to minimize such risks but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated.

If, in the event of bankruptcy or insolvency proceedings concerning the seller of the securities, a court holds that the Fund does not have a perfected security interest in the securities, the Fund may be required to return the securities to the seller’s estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction. To minimize this risk, the Fund utilize custodians and subcustodians that the Investment Adviser believes follow customary securities industry practice with respect to repurchase agreements, and the Investment Adviser analyzes the creditworthiness of the obligor, in this case the seller of the securities. But because of the legal uncertainties, this risk, like others associated with repurchase agreements, cannot be eliminated.

Also, in the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the securities. Such a delay may involve loss of interest or a decline in the value of the securities or other collateral, in which case a Fund may not recover the full amount it paid for the securities. Certain Funds may enter into repurchase agreements that involve securities that would be subject to a court “stay” in the event of the seller’s bankruptcy or insolvency. A “stay” will prevent a Fund from selling the securities it holds under a repurchase agreement until permitted by a court. In these situations a Fund will be subject to greater risk that the value of the securities will decline before they are sold, and that the Fund will experience a loss.

Apart from the risks associated with bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, whether or not the seller is bankrupt or insolvent. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), the Fund will direct the seller of the securities to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price. It is possible that, with respect to certain repurchase agreements, a trustee for a bankrupt or insolvent seller could be able to demand the return of any additional securities that were previously delivered to the Fund for this purpose, and a Fund could incur a loss for this reason.

The Trust, BlackRock Advisors, Inc. and PNC have received exemptive relief (the “Order”) from the SEC permitting the Trust, in connection with PNC’s subsidiary banks’ same day sweep program, to engage in overnight repurchase transactions in which PNC, or any entity that controls, is controlled by or is under common control with PNC (collectively, the “PNC Companies”), is the counterparty. The Order requires that, among other things: (i) each repurchase agreement transaction be effected pursuant to a master repurchase agreement between the Trust and the participating PNC Companies; (ii) the PNC Companies maintain at all times in a segregated sub-custodian account, in the name of the Trust for the benefit of the applicable series, collateral having a value, when added to the value of the collateral collateralizing any overnight repurchase agreements the PNC Companies have outstanding at that time, at least equal to the amount necessary to collateralize fully repurchase agreements with the Trust on behalf of each applicable series in an amount equal to the maximum amount that may be invested by the Trust on behalf of the applicable series in repurchase agreements for which any of the PNC Companies is the counterparty (the “Maximum Purchase Amount”); (iii) the master repurchase agreement be collateralized only by securities that are, except as to maturity, first-tier securities that are eligible collateral for all of the applicable series under the applicable Prospectuses and Statement of Additional Information and Rule 2a-7 under the 1940 Act and that enable the repurchase agreements to be treated as such under the United States Bankruptcy Code and analog provisions of the United States banking laws; (iv) before any repurchase agreement is entered into pursuant to the Order, the Adviser obtain and document competitive quotations from at least two other dealers with respect to repurchase agreements comparable to the type of repurchase agreement involved, except that if quotations are unavailable from two such dealers only one other competitive quotation is required; (v) before entering into a transaction pursuant to the exemption, a determination is required in each instance, based upon the information available to the Adviser, that the interest rate to be earned from the repurchase agreement to be entered into with any PNC Company is at least equal to that available from the repurchase agreements with respect to which quotes were obtained; (vi) the Trust limit the amount of each series’ net assets that may be invested pursuant to the Order with the PNC Companies to not more than 15% of a series’ net assets; (vii) PNC designate certain bank officers to be responsible for monitoring the daily operation of the sweep program and establish a committee comprised of such officers and PNC’s internal auditors to monitor the program, enforce procedures established to ensure compliance with the Order and report periodically to the Trust’s Board of Trustees concerning such program; and (viii) the Trust’s Board of Trustees establish procedures reasonably designed to ensure compliance with the Order’s conditions.

Restricted and Other Illiquid Securities. TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund may purchase illiquid securities. Rule 144A under the 1933 Act allows for an institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. The Adviser will monitor the liquidity of restricted and other illiquid securities under the supervision of the Board of Trustees. In reaching liquidity decisions, the Adviser will consider, inter alia, the following factors: (1) the unregistered nature of a Rule 144A security; (2) the frequency of trades and quotes for the Rule 144A security; (3) the number of dealers wishing to purchase or sell the Rule 144A security and the number of other potential purchasers; (4) dealer undertakings to make a market in the Rule 144A security; (5) the trading markets for the Rule 144A security; and (6) the nature of the Rule 144A security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A security, the method of soliciting offers and the mechanics of the transfer).

Reverse Repurchase Agreements. Each of TempFund, TempCash, FedFund and T-Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement a Fund sells a security and simultaneously commits to repurchase that security at a future date from the buyer. In effect, the Fund is temporarily borrowing money at an agreed upon interest rate from the purchaser of the security, and the security sold represents collateral for the loan.

A Fund’s investment of the proceeds of a reverse repurchase agreement involves the speculative factor known as leverage. A Fund may enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. A Fund will maintain in a segregated account, liquid securities at least equal to its purchase obligations under these agreements. The Adviser will evaluate the creditworthiness of the other party in determining whether a Fund will enter into a reverse repurchase agreement. The use of reverse repurchase agreements involves certain risks. For example, the securities acquired by a Fund with the proceeds of such an agreement may decline in value, although the Fund is obligated to repurchase the securities sold to the counter party at the agreed upon price. In addition, the market value of the securities sold by a Fund may decline below the repurchase price to which the Fund remains committed.

Reverse repurchases are considered to be borrowings under the 1940 Act and may be entered into only for temporary or emergency purposes. Each of TempFund, TempCash, FedFund and T-Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements and securities lending transactions. Investments in reverse repurchase agreements and securities lending transaction will be aggregated for purposes of this investment limitation.

Securities Lending. Each of TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans will only be made to borrowers deemed by the Adviser to be creditworthy.

Short-Term Trading. Federal Trust Fund and Treasury Trust Fund may seek profits through short-term trading and engage in short-term trading for liquidity purposes. Increased trading may provide greater potential for capital gains and losses, and also involves correspondingly greater trading costs which are borne by the Fund involved. BIMC will consider such costs in determining whether or not a Fund should engage in such trading. The portfolio turnover rate for the Funds is expected to be zero for regulatory reporting purposes.

Stand-By Commitments. MuniFund, MuniCash, California Money Fund and New York Money Fund may acquire stand-by commitments. Under a stand-by commitment, a dealer would agree to purchase at a Fund’s option specified Municipal Obligations at their amortized cost value to the Fund plus accrued interest, if any. (Stand-by commitments acquired by a Fund may also be referred to as “put” options.) Stand-by commitments may be exercisable by a Fund at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred, or assigned only with the instruments involved. A Fund’s right to exercise stand-by commitments will be unconditional and unqualified.

Special Considerations Regarding Foreign Investments. Investments by TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund in securities issued or supported by foreign entities, including foreign governments, foreign banks and foreign branches of U.S. banks, or investments supported by such entities, may subject the Funds to investment risks that are different in some respects from those of investments in obligations of U.S. domestic issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, interest limitations, the possible establishment of exchange controls, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping requirements than those applicable to domestic branches of U.S. banks. A Fund will acquire U.S. dollar-denominated securities issued by foreign issuers, including foreign governments, foreign banks and foreign branches of U.S. banks, only when the Fund’s investment adviser believes that the risks associated with such instruments are minimal.

U.S. Government Obligations. Examples of the types of U.S. Government obligations that may be held by the Funds include U.S. Treasury Bills, Treasury Notes, and Treasury Bonds and the obligations of the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, GNMA, FNMA, Federal Financing Bank, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, FHLMC, Farm Credit System and Tennessee Valley Authority. The Funds may also invest in mortgage-related securities issued or guaranteed by U.S. Government agencies and instrumentalities, including such obligations of the GNMA, FNMA and FHLMC.

To the extent consistent with their respective investment objectives, the Funds may invest in a variety of U.S. Treasury obligations and obligations issued by or guaranteed by the U.S. Government or its agencies, instrumentalities or sponsored enterprises. Not all U.S. Government obligations carry the same credit support. No assurance can be given that the U.S. Government would provide financial support to its agencies, instrumentalities or sponsored enterprises if it were not obligated to do so by law. There is no assurance that these commitments will be undertaken or complied with in the future.

Variable and Floating Rate Instruments. Each Fund may purchase variable and floating rate instruments. Variable and floating rate instruments are subject to the credit quality standards described in the Prospectuses. In some cases, the Funds may require that the obligation to pay the principal of the instrument be backed by a letter of credit or guarantee. Such instruments may carry stated maturities in excess of 13 months provided that the maturity-shortening provisions stated in Rule 2a-7 are satisfied. Although a particular variable or floating rate demand instrument may not be actively traded in a secondary market, in some cases, a Fund may be entitled to principal on demand and may be able to resell such notes in the dealer market.

Variable and floating rate demand instruments held by a Fund may have maturities of more than 13 months provided: (i) the Fund is entitled to the payment of principal and interest at any time, or during specified intervals not exceeding 13 months, upon giving the prescribed notice (which may not exceed 30 days), unless the instrument is guaranteed by the Government or its agencies and/or instrumentalities, and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 13 months. Variable and floating rate notes that do not provide for payment within seven days may be deemed illiquid and subject to a 10% limitation on illiquid investments.

In determining a Fund’s average weighted portfolio maturity and whether a long-term variable rate demand instrument has a remaining maturity of 13 months or less, the instrument will be deemed by a Fund to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining a Fund’s average weighted portfolio maturity and whether a long-term floating rate demand instrument has a remaining maturity of 13 months or less, the instrument will be deemed by a Fund to have a maturity equal to the period remaining until the principal amount can be recovered through demand. Variable and floating notes are not typically rated by credit rating agencies, but their issuers must satisfy the Fund’s quality and maturity requirements. If an issuer of such a note were to default on its payment obligation, the Fund might be unable to dispose of the note because of the absence of an active secondary market and might, for this or other reasons, suffer a loss. The Fund invests in variable or floating rate notes only when the Adviser deems the investment to involve minimal credit risk.

When-Issued and Delayed Settlement Transactions. The Funds may utilize when-issued and delayed settlement transactions. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. Delayed settlement describes settlement of a securities transaction in the secondary market sometime in the future. The Fund will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued or delayed settlement basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. When a Fund agrees to purchase when-issued or delayed settlement securities, the Fund’s custodian will ensure that the Fund has designated securities at least equal to the amount of the commitment (i.e., notational segregation) that are deemed liquid and marked-to-market daily. A Fund’s liquidity and ability to manage its portfolio might be affected when it designates cash or portfolio securities to cover such purchase commitments. When a Fund engages in when-issued or delayed settlement transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in a Fund’s incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The Funds do not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of a Fund’s investment objective. Each Fund reserves the right to sell these securities before the settlement date if it is deemed advisable.

Special Risks with Respect to California Money Fund

The following section provides only a brief summary, and does not purport to be a complete description, of the complex factors affecting the financial condition of the State of California (the “State” or “California”) and its local government entities, and is based on information obtained from publicly available official statements, prospectuses and other information relating to securities offerings of the State or local issuers, or from other sources believed to be reliable, prior to the date of this Statement of Additional Information. The information contained in such publicly available documents has not been independently verified by the Trust. It should be noted that the creditworthiness of obligations issued by local issuers may be unrelated to the creditworthiness of California, and that there is no obligation on the part of California to make payment on such local obligations in the event of default in the absence of a specific guarantee or pledge provided by California.

Overview

Following several years of very strong growth in the late 1990’s, which produced large State revenue surpluses, the State’s financial condition started to worsen since the start of 2001, with the combination of a mild Statewide economic recession (but with a severe downturn in the high technology sector centered in the San Francisco Bay Area) and a dramatic decline in revenue from capital gains and stock option activity resulting from the decline in stock market levels after mid-2000. Over several years, revenues proved to be substantially lower than projections, largely because of continued weakness in the economy and stock markets. This resulted in an accumulated budget deficit by June 30, 2003 estimated at over $10 billion, and caused a severe cash shortage.

Since 2004 the State’s economy has recovered well, with job growth in both Southern and Northern California. The State economy has generally mirrored the national economy. Housing construction and resale markets were particularly strong, particularly while interest rates were low, but these markets have slowed since the start of 2006. The Governor’s Administration predicts modest economic growth in 2007 with some increasing strength in 2008.

Positive economic results, and particularly the resurgence of income tax receipts from capital gains and stock option activity in the past year as a result of rising stock markets, have resulted in State revenues exceeding projections for three years in a row. Spending cuts had also been made in successive years, along with use of internal and external loans and one-time measures, to balance the budgets in recent years. The Administration has estimated the State General Fund ended the 2005-06 fiscal year at June 30, 2006 with a budgetary fund balance (reserve) of $9.0 billion. Nevertheless, ongoing program obligations still exceed baseline revenues (a “structural budget gap”) and the 2006-07 budget was balanced only by applying a large part of the accumulated reserve. Updated estimates as of January, 2007 show estimated General Fund revenues and transfers for 2006-07 of $94.5 billion, with expenditures of $102.1 billion, and projected budget reserves at June 30, 2007 of $2.9 billion. Budget gaps are projected to recur in future years, which will require additional expenditure reductions or revenue increases.

In May, 2006, the Legislature enacted a package of measures to provide an estimated $116 billion for a “Strategic Growth Plan” which had been proposed by the Governor in January, 2006. This package included four bond measures totaling about $37.3 billion to provide funding for transportation, education, housing and flood control and levee repairs. All of these bond measures, plus a bond measure placed on the ballot by voter initiative for $5.4 billion for water quality, parks and flood control, were approved by the voters at the November 7, 2006 election.

The expenditure reductions and budget pressures in recent years on the State budget have resulted in continuing fiscal pressures on local governments throughout the State. As part of the 2004-05 State budget, the Governor reached an agreement to borrow $1.3 billion for each of two years, to be repaid after the 2005-06 fiscal year, from cities, counties, redevelopment agencies and other districts, in return for a constitutional amendment which would severely restrict such borrowings in the future. Several years of budget borrowing from transportation funds have left many State and local transportation construction projects without adequate funds.

Economic Factors

California’s economy is the largest among the 50 states and one of the largest 8 in the world. The State’s population of about 37.4 million (July 1, 2006 estimate) represents about 12-1/2% of the total United States population and grew by 26% in the 1980s, more than double the national rate. Population growth slowed to less than 1% annually in the early 1990’s due to a serious economic recession. For the decade of the 2000s, growth has returned to between 1 and 1.5 percent annually since 1997. The bulk of population growth in the State is due to births and foreign immigration.

Total personal income in the State, at an estimated $1,338 billion in 2005, accounts for about 13% of all personal income in the nation. Total civilian employment was over 16.8 million in 2005, the majority of which is in the service, trade and manufacturing sectors.

California began a period of strong economic growth in 1994 in virtually all sectors, particularly in high technology manufacturing and services, including computer software and other services, entertainment, tourism, and construction, and also with very strong growth in exports. The California economy outpaced the nation during this period. In 2001, the State finally showed the impact of the nationwide economic slowdown, coupled with a cyclical downturn in the high technology sector (including Internet-related businesses) and entered a mild recession. International trade also slowed between 2001 and 2003 reflecting weakness in overseas economies (particularly in Asia). Job losses were concentrated in the San Francisco Bay Area, particularly in high technology industries; economic conditions have been better in other parts of the State.

Statewide, modest job growth resumed in the second half of 2003 and has continued through 2006, although economic conditions generally were weaker in the latter part of 2006 than at the start of the year. Real GDP (3.4% increase) and state personal income (6.6% increase) were both higher in 2006 than for 2005. The unemployment rate for 2006 averaged 4.8%, compared to 5.4% for 2005. Most significantly, by 2005 economic growth in the San Francisco Bay Area was at almost the same level as in Southern California. New residential construction and existing home sales, which had been very strong in the last few years, in part due to low interest rates, finally slowed down noticeably in 2006 in both California and the nation. For all of 2006, new housing permits in California were down 22 percent, and sales of existing homes were down 25 percent, compared to 2005. Housing prices have dropped in some, but not all, areas of the State. After several weak years, nonresidential construction grew more strongly in 2005 and 2006, somewhat offsetting the weakness in residential construction. Exports through California ports reversed their declines of several years and showed year-over-year increases since 2004. The full year of 2006 is expected to be a record for exports from California ports. In January, 2007, the State Department of Finance projected modest growth in the economy in 2007 with some strengthening in 2008. California’s economic growth will remain tied to the overall national economy.

Constitutional Limitations on Taxes, Other Charges and Appropriations

Limitation on Property Taxes. Certain California Debt Obligations may be obligations of issuers which rely in whole or in part, directly or indirectly, on ad valorem property taxes as a source of revenue. The taxing powers of California local governments and districts are limited by Article XIIIA of the California Constitution, enacted by the voters in 1978 and commonly known as “Proposition 13.” Briefly, Article XIIIA limits the rate of ad valorem property taxes to 1% of full cash value of real property and generally restricts the reassessment of property to 2% per year, except upon new construction or change of ownership (subject to a number of exemptions). Taxing entities may, however, raise ad valorem taxes above the 1% limit to pay debt service on voter-approved bonded indebtedness.

Under Article XIIIA, the basic 1% ad valorem tax levy is applied against the assessed value of property as of the owner’s date of acquisition (or as of March 1, 1975, if acquired earlier), subject to certain adjustments. This system has resulted in widely varying amounts of tax on similarly situated properties. Several lawsuits were filed challenging the acquisition-based assessment system of Proposition 13, but it was upheld by the U.S. Supreme Court in 1992.

Article XIIIA prohibits local governments from raising revenues through ad valorem taxes above the 1% limit; it also requires voters of any governmental unit to give two-thirds approval to levy any “special tax.”

Limitations on Other Taxes, Fees and Charges. On November 5, 1996, the voters of the State approved Proposition 218, called the “Right to Vote on Taxes Act.” Proposition 218 added Articles XIIIC and XIIID to the State Constitution, which contain a number of provisions affecting the ability of local agencies to levy and collect both existing and future taxes, assessments, fees and charges.

Article XIIIC requires that all new or increased local taxes be submitted to the voters before they become effective. Taxes for general governmental purposes require a majority vote and taxes for specific purposes require a two-thirds vote.

Article XIIID contains several new provisions making it generally more difficult for local agencies to levy and maintain “assessments” for municipal services and programs. Article XIIID also contains several new provisions affecting “fees” and “charges”, defined for purposes of Article XIIID to mean “any levy other than an ad valorem tax, a special tax, or an assessment, imposed by a [local government] upon a parcel or upon a person as an incident of property ownership, including a user fee or charge for a property related service.” All new and existing property related fees and charges must conform to requirements prohibiting, among other things, fees and charges which generate revenues exceeding the funds required to provide the property related service or are used for unrelated purposes. There are new notice, hearing and protest procedures for levying or increasing property related fees and charges, and, except for fees or charges for sewer, water and refuse collection services (or fees for electrical and gas service, which are not treated as “property related” for purposes of Article XIIID), no property related fee or charge may be imposed or increased without majority approval by the property owners subject to the fee or charge or, at the option of the local agency, two-thirds voter approval by the electorate residing in the affected area.

In addition to the provisions described above, Article XIIIC removes limitations on the initiative power in matters of local taxes, assessments, fees and charges. Consequently, local voters could, by future initiative, repeal, reduce or prohibit the future imposition or increase of any local tax, assessment, fee or charge. It is unclear how this right of local initiative may be used in cases where taxes or charges have been or will be specifically pledged to secure debt issues.

The interpretation and application of Proposition 218 will ultimately be determined by the courts with respect to a number of matters, and it is not possible at this time to predict with certainty the outcome of such cases.

Appropriations Limits. The State and its local governments are subject to an annual “appropriations limit” imposed by Article XIIIB of the California Constitution, enacted by the voters in 1979 and significantly amended by Propositions 98 and 111 in 1988 and 1990, respectively. Article XIIIB prohibits the State or any covered local government from spending “appropriations subject to limitation” in excess of the appropriations limit imposed. “Appropriations subject to limitation” are authorizations to spend “proceeds of taxes,” which consist of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges or other fees, to the extent that such proceeds exceed the cost of providing the product or service, but “proceeds of taxes” exclude most State subventions to local governments. No limit is imposed on appropriations of funds which are not “proceeds of taxes,” such as reasonable user charges or fees, and certain other non-tax funds, including bond proceeds.

Among the expenditures not included in the Article XIIIB appropriations limit are (1) the debt service cost of bonds issued or authorized prior to January 1, 1979, or subsequently authorized by the voters, (2) appropriations to comply with mandates of courts or the federal government, (3) appropriations for certain capital outlay projects, (4) appropriations by the State of post-1989 increases in gasoline taxes and vehicle weight fees, and (5) appropriations made in certain cases of emergency.

The appropriations limit for each year is adjusted annually to reflect changes in cost of living and population, and any transfers of service responsibilities between government units. The definitions for such adjustments were liberalized in 1990 to follow more closely growth in the State’s economy.

“Excess” revenues are measured over a two year cycle. Local governments must return any excess to taxpayers by rate reductions. The State must refund 50% of any excess, with the other 50% paid to schools and community colleges. With more liberal annual adjustment factors since 1988, and depressed revenues in the early 1990’s because of the recession, few governments have been operating near their spending limits, but this condition may change over time. Local governments may by voter approval exceed their spending limits for up to four years. Because of extraordinary revenue receipts in fiscal year 1999-2000, State appropriations were estimated to be about $975 million above the limit. However, since the State was $2.1 billion below its limit in fiscal year 2000-01, resulting in no excess over the two-year period, no refunds were made. 1999-2000 was the only fiscal year since the late 1980’s when State appropriations were above the limit. The State Department of Finance estimates the State was about $7.5 billion below the limit in 2005-06, and will be about $12.2 billion below its limit in 2006-07.

Because of the complex nature of Articles XIIIA, XIIIB, XIIIC and XIIID of the California Constitution, the ambiguities and possible inconsistencies in their terms, and the impossibility of predicting future appropriations or changes in population and cost of living, and the probability of continuing legal challenges, it is not currently possible to determine fully the impact of these Articles on California Debt Obligations or on the ability of the State or local governments to pay debt service on such California Debt Obligations. It is not possible, at the present time, to predict the outcome of any pending litigation with respect to the ultimate scope, impact or constitutionality of these Articles or the impact of any such determinations upon State agencies or local governments, or upon their ability to pay debt service on their obligations. Further initiatives or legislative changes in laws or the California Constitution may also affect the ability of the State or local issuers to repay their obligations.

Obligations of the State of California

Under the California Constitution, debt service on outstanding general obligation bonds is the second charge to the General Fund after support of the public school system and public institutions of higher education. As of January 1, 2007, the State had outstanding approximately $37.7 billion of long-term general obligation bonds and $7.7 billion of lease-purchase debt supported by the State General Fund. The State also had about $11.6 billion of general obligation bonds which were supported by other revenues, including economic recovery bonds payable from a special sales tax. As of January 1, 2007 the State had about $72.1 billion of authorized and unissued General Fund-supported long-term general obligation bonds and $3.2 billion of authorized and unissued lease-purchase debt. This figure includes $42.7 billion of new general obligation bonds approved by the voters at the November 7, 2006 election. In the 2005-06 fiscal year, debt service on General Fund-supported general obligation bonds and lease purchase debt was approximately 4.16% of General Fund revenues. See also “Bond Ratings” below.

Obligations of State Agencies

A number of State agencies and authorities issue obligations secured or payable from specified revenue streams. These obligations are not payable from the State’s General Fund and carry different ratings than the State’s general obligation bonds. The State’s Department of Water Resources has been one of the largest issuers of revenue bonds in recent years, with over $13 billion of outstanding bonds secured by power and water users. The California Housing Finance Agency has issued over $7 billion of bonds secured by mortgage loans made for single family and multi-family housing units. None of these revenue bonds is backed by the State’s faith and credit or taxing power.

Recent Financial Results

The principal sources of General Fund tax revenues in 2005-06 were the California personal income tax (53 percent of total tax revenues), the sales and use tax (30 percent), and the corporation tax (11 percent). A large portion of personal income tax receipts was derived from capital gains realizations and stock option income. While these sources were extraordinarily strong in the late 1990’s and 2000, they are particularly volatile. The Department of Finance has projected that this source of revenue dropped from $17.6 billion, or 25% of all General Fund revenues in 1999-2000 to $5.2 billion, or 7% in 2001-02; this represents the bulk of the total General Fund revenue shortfall in this period. This source was projected to represent about 14.4% of General Fund revenues in 2006-07 and about 14.4% in 2007-08.

The State maintains a Special Fund for Economic Uncertainties (the “SFEU”), derived from General Fund revenues, as a reserve to meet cash needs of the General Fund, but which is required to be replenished as soon as sufficient revenues are available. Year-end balances in the SFEU are included for financial reporting purposes in the General Fund balance.

Throughout the 1980’s, State spending increased rapidly as the State population and economy also grew rapidly, including increased spending for many assistance programs to local governments, which were constrained by Proposition 13 and other laws. The largest State program is assistance to local public school districts. In 1988, an initiative (Proposition 98) was enacted which (subject to suspension by a two-thirds vote of the Legislature and the Governor) guarantees local school districts and community college districts a minimum share of State General Fund revenues (currently about 35 percent).

The substantial declines in the stock markets have adversely affected the earnings of State pension funds, and have created unfunded future pension liabilities, where there had been surpluses in the early 2000’s. The State’s annual contributions to the Public Employee’s Retirement System have increased from $157 million in the 2000-01 fiscal year to $2.7 billion in the 2006-07 fiscal year. The State will pay about $1.0 billion in the 2006-07 fiscal year for “pay as you go” funding for health benefits for retired State employees, almost double what it paid in 2002-03. Starting in fiscal year 2007-08, accounting rules will require the State to estimate the actuarial cost of this future liability; the State has not computed this liability to date. Once an actuarial estimate is made, the State’s credit ratings may be affected if the State does not reduce or manage the unfunded liability.

Balanced Budget Amendment

On March 2, 2004, voters approved Proposition 58, a constitutional amendment called the “Balanced Budget Amendment,” which will affect future State budgeting procedures. This amendment was linked to Proposition 57, also approved by the voters, which authorized issuance of $15 billion of long-term general obligation bonds, additionally secured by a 1/4 cent increment of the State’s sales tax, which can be used to eliminate the accumulated budget deficits through June 30, 2004 and certain additional obligations incurred by the State.

The Balanced Budget Amendment will require the Legislature, starting in the 2004-05 fiscal year, to enact a budget bill in which General Fund expenditures do not exceed estimated General Fund revenues and available reserves After passage of the budget act, if the Governor determines that the State is facing substantial revenue shortfalls or spending deficiencies, the Governor may declare a fiscal emergency, and propose legislation to address the emergency. The Legislature would be called in to special session to address this proposal. If the Legislature failed to send legislation to the Governor to address the fiscal emergency within 45 days, it would be prohibited from acting on any other bills or adjourning until fiscal legislation is passed.

The Amendment also creates a special reserve called the Budget Stabilization Account in the State General Fund. Beginning in the 2006-07 fiscal year, a portion of estimated annual General Fund revenues would be transferred by the Controller into the Account not later than September 30 of each year. The transfer begins at 1 percent of revenues, and increases annually to reach a level of 3 percent. (The initial transfer of $944 million took place in September 2006 and a second installment totaling an estimated $2.05 billion is included in the 2007-08 Governor’s Budget proposal.) The transfers would continue until the Budget Stabilization Account reaches a balance of the greater of $8 billion or 5 percent of General Fund revenue. Moneys in the Account may be used to make up for unexpected budget imbalances, but will then have to be replenished with future transfers until the target level is reached. The annual transfer can be suspended by the Governor by an executive order issued not later than June 1 of the preceding fiscal year. The Amendment requires that one half of the Budget Stabilization

Account deposits, up to an aggregate of $5 billion, shall be transferred to the State Treasurer to provide for early redemption of the economic recovery bonds approved by Proposition 57. The initial deposit of $472 million to retire economic recovery bonds was also made in September 2006.

A final provision of the Amendment will prohibit future long-term bond issuances for the purpose of funding budget deficits, once the bonds authorized by Proposition 57 are issued. Short term borrowing for cash flow management will continue to be authorized.

State-local Fiscal Relations

In November, 2004, voters approved Proposition 1A, which made significant changes in the fiscal relationship between the State and local governments. In return for a $2.6 billion contribution to State budgets in the 2004-05 and 2005-06 fiscal years , Proposition 1A prohibits the State from accessing local governments’ property tax, sales tax and vehicle license fee revenues except under limited circumstances. Starting in the 2008-09 fiscal year the State can borrow up to 8 percent of local property tax revenues but only if the Governor declares a fiscal hardship and with 2/3 approval of each house of the Legislature. This amount must be repaid within three years, and such borrowing can only be done twice in any ten-year period. Proposition 1A also strengthens requirements for the State to reimburse local governments if it enacts certain kinds of laws which mandate increased local spending. Proposition 1A is intended to produce greater certainty for local governments, but will reduce the State’s options for dealing with budget shortfalls in the future.

Recent Budgets Prior to 2005-06

The economy, and especially the stock markets, grew strongly during the second half of the 1990’s, and as a result, the General Fund took in substantially greater tax revenues (an aggregate of more than $20 billion over the six fiscal years 1995-96 through 2000-01) than were initially planned when the budgets were enacted. These additional funds were largely directed to school spending as mandated by Proposition 98, and to make up shortfalls from reduced federal health and welfare aid in 1995-96 and 1996-97. In 1998-99 through 2000-01, new spending programs were also enacted, particularly for education, new capital outlay projects were funded from current receipts, and significant tax reductions were enacted. The Department of Finance estimates that the State’s budget reserve (the SFEU) reached a high point of $8.7 billion at June 30, 2000. In the ensuing three years, the combination of continuing high spending levels and substantially reduced revenues resulting from the economic slowdown and stock market decline brought the estimated balance of the SFEU to a negative $8.6 billion by June 30, 2003.

The growth in General Fund revenues since 1994-95 resulted in significant increases in State funding for local school districts under Proposition 98, an initiative measure adopted in 1988 which guarantees a minimum percentage of General Fund revenues for K-14 schools. From the 1994-95 level of about $4,200 per pupil, annual State funding has increased to over $7,000 per pupil in the 2005-06 fiscal year. A significant amount of the new moneys have been directed to specific educational reforms, including reduction of class sizes in many grade levels.

An important element of Budget Acts during the years of large capital gains receipts was agreement on substantial tax cuts. The largest of these was a phased-in cut in the Vehicle License Fee (an annual tax on the value of cars registered in the State, the “VLF”). Starting on January 1, 1999, the VLF was reduced by 25 percent, which was increased in steps to a 67.5% reduction effective January 1, 2001. Under pre-existing law, VLF funds were automatically transferred to cities and counties, so the new legislation provided for the General Fund to make up the reductions. The full 67.5% percent VLF cut was offset by transfers of about $4.2 billion annually from the General Fund. Other miscellaneous business and personal tax cuts and tax credits were of a much smaller overall amount.

The previous Governor attempted to raise the VLF back to its 1998 level because of shortfalls in General Fund money in 2003 to make the “offset” to cities and counties. Subsequently, the newly elected Governor Schwarzenegger reversed this action and committed to retain the VLF cut and the offset to local governments. A subsequent Constitutional Amendment has replaced the offset with a larger share of local property taxes for cities and counties.

During fiscal year 2001–02, as the state and national economies fell into a mild recession and the stock markets dropped significantly, the state experienced an unprecedented drop in revenues compared to the prior year largely due to reduced personal income taxes from stock option and capital gains activity. During the three fiscal years between 2001-02 and 2003-04, the state encountered severe budgetary difficulties because of reduced revenues and failure to make equivalent reductions in expenditures, resulting in successive budget deficits. The budgets for these years included substantial reliance on one-time measures, internal borrowing, and external borrowing. The state also faced a cash flow crisis during this period which was relieved by the issuance of Revenue Anticipation Warrants in June 2002 and June 2003 and Economic Recovery Bonds in the spring of 2004.

While the 2004-05 Budget Act (“2004 Budget Act”) was aided by a recovering state economy and increased revenues, balancing of the budget still required a number of one-time actions. These included application of proceeds of the Economic Recovery Bonds sold in the spring of 2004 and of tobacco securitization bonds, and suspension of Proposition 42 transfer of certain sales taxes to transportation purposes. The 2004 Budget Act also used the second year of borrowing from local governments.

In summary, the 2004 Budget Act addressed a projected $13.9 billion budget shortfall through expenditure cuts ($4.0 billion or 28.7 percent), cost avoidance ($4.4 billion or 31.7 percent), fund shifts ($1.6 billion or 11.2 percent), loans or borrowing ($2.1 billion or 15.4 percent), and transfers and other revenue ($1.8 billion or 13.0 percent).

Final estimates relating to the 2004-05 fiscal year, as released in the 2006-07 Governor’s Budget in January, 2006, show that the state experienced substantially more favorable results than were projected at the time the 2004 Budget Act was signed. As a result of revised estimates for years prior to 2004-05, tax amnesty payments and improved economic results which generated major increases in tax revenues, the Administration estimated that total prior year resources, plus revenues and transfers for 2004-05, were about $91.5 billion, more than $9.1 billion higher than originally estimated. Expenditures increased by about $1.1 billion.

As a result, the fund balance at June 30, 2005 was estimated at about $9.6 billion, of which $9.1 billion was in the SFEU, compared to the original 2004 Budget Act estimate of $768 million in the SFEU.

Fiscal Year 2005-06 Budget

The initial 2006 Governor’s Budget, released January 10, 2005, projected that revenues for the 2005-06 fiscal year would increase from the prior year by about $5.2 billion, as a result of the improving economy. However, under current programs and laws, the Governor stated that expenditures would increase by $10 billion. To close an estimated $9 billion budget gap, the Governor proposed a number of budget solutions, without tax increases, to be coupled with fundamental reforms which would have to approved by the voters.

In the May Revision to the 2005-06 Governor’s Budget proposal, the Administration estimated that improved revenues from stronger economic conditions had reduced the budget gap to about $4 billion. This permitted the Administration to revise its projected budget solutions.

The 2005 Budget Act was signed by the Governor on July 11, 2005. General Fund revenues and transfers were projected to increase 5.7 percent, from $79.9 billion in fiscal year 2004-05 to $84.5 billion in fiscal year 2005-06. The 2005 Budget Act contained General Fund appropriations of $90.0 billion, compared to $81.7 billion in 2004-05. The difference between revenues and expenditures in fiscal year 2005-06 was funded by using a part of the $9.6 billion fund balance at June 30, 2005. The June 30, 2006 reserve was projected to be $1.302 billion. About $900 million of this reserve was set aside for payment in fiscal year 2006-07 of tax refunds and other adjustments related to the tax amnesty program implemented in early 2005.

The 2005 Budget Act also included Special Fund expenditures of $23.3 billion and Bond Fund expenditures of $4.0 billion. The state issued $3.0 billion of Revenue Anticipation Notes (RANs) to meet the its short-term cash flow needs for fiscal year 2005-06.

The 2005 Budget Act was substantially similar to the Governor’s May Revision proposals. It contained the following major components:

1. Proposition 98—General Fund expenditures increased by $2.582 billion, or 7.6 percent, to $36.6 billion. The Budget Act fully funded enrollment growth and a 4.23 percent cost of living increase. Per pupil spending under Proposition 98 was projected to be $7,402, compared to $7,023 in the previous year. The Budget reflected savings of $3.8 billion resulting from the waiver of the minimum funding guarantee in 2004-05, which will be restored to the Proposition 98 budget in future years as General Fund revenue growth exceeds personal income growth.

2. Higher Education—The 2005 Budget Act provided for total Higher Education funding of $17.8 billion from all revenue sources, including $10.2 billion General Fund. General Fund support for both the UC and CSU was increased by $134 million (about 5 percent) compared to 2004-05. The Budget Act assumed fee increases for undergraduate and graduate students.

3. Health and Human Services—The 2005 Budget Act increased General Fund expenditures by $2.1 billion, or 8.5 percent, to $27.1 billion for Health and Human Services programs. The Budget reflected the suspension of the July 2005 and July 2006 CalWORKs grant cost-of-living-adjustments (COLAs), yielding General Fund savings of $136 million in 2005-06 and $139 million in 2006-07. The Budget further assumed the January 2006 and January 2007 COLAs for SSI/SSP recipients will be suspended for estimated General Fund savings of $132 million in 2005-06, $407.5 million in 2006-07, and $281 million in 2007-08. The Budget also included federal fiscal relief of $223 million due to progress in implementing a single, statewide automated child support system.

4. Vehicle License Fee Gap Loan Repayment—The 2005 Budget Act fully repaid the $1.2 billion that local governments lost between July and October of 2003, when the Vehicle License Fee offset program was temporarily suspended. The state was not required to repay the gap loan until August of 2006. This payment was made in August, 2005.

5. Transportation Funding—The Proposition 42 provision for sales taxes on gasoline to be used for transportation projects was fully funded at an estimated $1.3 billion. (The original budget proposal called for the suspension of this transfer to boost General Fund revenues.) The Budget Act includes a proposal, originally included in the 2004-05 budget, to provide about $1 billion for transportation programs from the sale of future receipts of gaming revenues from new compacts with several Indian tribes. The sale, and a related bond issue, are waiting for resolution of litigation concerning these compacts.

6. Financial Instruments—The Governor’s original plan to sell $1.7 billion of additional deficit financing bonds was deleted from the budget following higher revenue estimates in the May Revision of the Governor’s Budget. The 2005 Budget Act assumed the state’s issuance of pension obligation bonds to fund approximately $525 million of the state’s 2005-06 retirement obligation to the California Public Employees’ Retirement System. However, because of an adverse trial court decision in a lawsuit challenging the validity of these bonds, and the time which would be required for an appeal, these bonds will not be issued before June 30, 2006, and other funds will be required to make the pension fund payment. The Budget further reflected the receipt of $525 million in August, 2005 from the refinancing of tobacco securitization bonds. The original 2005-06 Governor’s Budget had included a proposal to issue $464 million of judgment bonds to finance the settlement of lawsuits arising from flood damage in earlier years, but subsequent developments led to the removal of this proposal from the budget. The State settled three related lawsuits through stipulated judgments. The largest settlement, in the amount of $428 million, provides for the State to make annual payments of $42.8 million per year, plus interest, for ten years; the payments are subject to annual appropriation by the Legislature. The first year’s payment, as well as $36 million to fully discharge the other two stipulated judgments, is included in the 2005 Budget Act.

7. Taxes—The Budget Act contains no new taxes.

As of the release of the May Revision of the Governor’s 2006-07 Budget, on May 12, 2006, the Administration revealed that substantially higher revenues were projected than at the time of enactment of the 2005 Budget Act. Expenditures were also projected to rise, in part to provide required funds under Proposition 98, and to fund a special appropriation of $500 million for levee repairs and other flood control improvements. With the additional revenues, added to recalculation of prior year revenues higher than originally estimated, the Administration estimated, as of the enactment of the fiscal year 2006-07 Budget Act on June 30, 2006, that the General Fund would end the fiscal year at June 30, 2006 with a fund balance of $9.0 billion, compared to the initial projection when the 2005 Budget Act was passed of $1.3 billion.

Fiscal Year 2006-07 Budget

The 2006-07 Governor’s Budget, released on January 10, 2006, estimated that the operating deficit for 2006-07 would be $6.3 billion. About $1.6 billion of this gap, however, is based on prepayments and scheduled payments from the General Fund to other funds and sources, which were used to balance earlier budgets, leaving what the Administration termed as an “effective operating deficit” of about $4.7 billion.

The final 2006-07 Budget Act (the “2006 Budget Act”) was signed by the Governor on June 30, 2006, along with a series of companion implementing bills. The final 2006 Budget Act enacted a spending plan of about $127.9 billion, of which $101.3 billion will be from the General Fund, an increase of 9.2 percent over the prior year. The Governor vetoed spending of about $112 million ($62 million General Fund). General Fund revenues and transfers are projected to be about $94.4 billion, a 1.7 percent increase. The difference will be made up by applying a portion of the $9.0 billion reserve at June 30, 2006. While the “operating shortfall” between revenues and expenditures is $6.9 billion, the Administration states that $2.1 billion will go into reserves, and another $2.8 billion will be used to repay and prepay prior budgetary loans, leaving a much smaller “effective operating deficit.” The 2006 Budget Act also included Special Fund expenditures of $26.6 billion and Bond Fund expenditures of $3.6 billion. The State issued $1.5 billion of revenue anticipation notes to fund its cash management program for 2006-07, the lowest borrowing since 2000.

The final 2006 Budget Act closely resembled the plan presented by the Governor in the 2006 May Revision. Its principal components included the following:

1. Debt Repayment—A total of $2.8 billion ($2.6 billion from the General Fund) will be used to prepay previous obligations and borrowings which were used to fund deficits in prior fiscal years. The largest component is a prepayment of $1.4 billion owed to State transportation funds for previous diversion of sales tax revenues on gasoline, which was otherwise scheduled to be made in the 2007-08 fiscal year. $472 million will be used to prepay Economic Recovery Bonds; $347 million will repay and prepay other loans from special funds; almost $550 million will be used to repay and prepay obligations owed to local governments and schools, and $32 million will be used to prepay general obligation bonds coming due in the next two fiscal years.

2. Proposition 98—General Fund expenditures for K-12 schools are budgeted at $41.3 billion, an increase of almost $3 billion over 2005-06. This amount is about $600 million higher than the minimum Proposition 98 guaranty. Per-pupil Proposition 98 spending for K-12 schools is estimated at $8,288, compared to $7,045 for 2004-05. Total Proposition 98 expenditures for K-12 schools (which includes local property taxes) total $49.1 billion, or 10.0 percent above final 2005-06 figures. These amounts include an agreement to fund an additional $2.5 billion for K-12 to settle litigation alleging the State underpaid schools in earlier years. Part of this amount is included in the current year and the balance will be paid over several succeeding years. The Administration proposes to obtain some of the funds for this settlement by refinancing outstanding tobacco settlement bonds. Some of the additional funds in the current year are dedicated to block grants for arts, music and physical education.

3. Higher Education—The 2006 Budget Act provides increased funding for all three higher education segments, including moneys to offset any fee increases at the University of California and California State Universities, and to reduce fees at Community Colleges. Funding increases over 2005-06 derived from the General Fund are, respectively, 8.4% for UC, 7.4% for CSU and 7.6% for Community Colleges, a total of almost $900 million.

4. Health and Human Services—The 2006 Budget Act funds $19.5 billion from the General Fund to be spent on Health programs (a 10% increase from 2005-06) and $9.8 billion for Human Services programs (a 6% increase). This funding will cover caseload increases, new funding for response to any avian flu pandemic, new funding to meet higher work participation requirements included in the new federal law extending the TANF (welfare) program, which was enacted this year, and a variety of other programs. Prior law which deferred a January 1, 2007 cost of living increase for certain social services programs was repealed, at an increased cost of $42 million.

5. Transportation Funding—The 2006 Budget Act includes $1.4 billion to fully fund Proposition 42 in 2006-07 and provides $1.4 billion for advance payment of the 2004-05 Proposition 42 loan due in 2007-08 (including interest). (Proposition 42 dedicates the sales tax on gasoline to transportation purposes, but allows suspension when budgetary needs arise, which was done for several years, giving rise to a repayment obligation.) A portion of these funds will be available for local transportation projects. The Administration continues to plan to obtain about $1 billion in funds for transportation programs from sale of the right to receive revenues from Indian gaming compacts, but this will depend on successful resolution of litigation still pending.

6. Reserves and Budget Stabilization Account—The 2006 Budget Act contains the first implementation of Proposition 58, the “Balanced Budget Amendment.” Under this law, a total of $944 million will be transferred to the Budget Stabilization Account (BSA). Half of this amount, or $472 million, will remain in the BSA as a reserve. The other half will be further transferred for the purpose of early retirement of Economic Recovery Bonds. In addition, the 2006 Budget Act includes a transfer of $1.6 billion to the Special Fund for Economic Uncertainties, thus providing total budget reserves of $2.1 billion at the end of the fiscal year.

Although the 2006-07 fiscal year budget is balanced, it will leave the State with an ongoing structural deficit in fiscal years 2007-08 and 2008-09, estimated in the range of $4.5-5 billion by the State Legislative Analyst’s Office. Some of this deficit can be addressed using part of any available reserves at the end of the 2006-07 fiscal year.

Updated estimates contained in the 2007-08 Governor’s Budget released on January 10, 2007 show the General Fund condition has improved since the enactment of the 2006 Budget Act. Revision of revenues and expenditures for the 2005-06 fiscal year and earlier periods resulted in a net increase of resources of $1.3 billion. Revenue estimates for 2006-07 were increased by $512 million due primarily to higher major tax revenues. Expenditures for 2006-07 were increased by a net $876 million, primarily for spending required by Proposition 98. As a result, the Administration projected the June 30, 2007 fund balance would be about $2.9 billion, an increase of more than $800 million from the original 2006 Budget Act.

Proposed 2007-08 Fiscal Year Budget

The 2007-08 Governor’s Budget proposed a balanced budget based on General Fund revenues and transfers of $101.3 billion, an increase of about 7% from the prior year, with expenditures of $103.1 billion, a 1% increase from the prior year. Prior year reserves make up the difference. The proposal projects a reserve balance at June 30, 2008 of $2.1 billion, including $1.5 billion in the Budget Stabilization Account.

In order the close an operating deficit of about $2.4 billion, the Governor has made a number of fiscal proposals, including shifting of certain education costs for school busing and costs of debt service on transportation-related bonds from the General Fund to excess sales tax revenues on gasoline, which would otherwise have been devoted to public transportation programs; reductions in certain health and welfare grants; application of funds from new tribal gaming compacts and other proposals, all of which will have to negotiated with the Legislature. The 2007-08 Governor’s Budget proposes full funding for K-12 schools under Proposition 98 and increased funding for higher education.

The Governor’s Budget proposal also includes Special Fund expenditures of $27.7 billion and Bond Fund expenditures of $12.6 billion, reflecting the start of implementation of the bond package approved by the voters in November 2006. (See next section below.)

Strategic Growth Plan

In January 2006, the Governor proposed a comprehensive Strategic Growth Plan, which was to be the first installment of a 20-year investment in the state’s infrastructure in the following five areas: transportation and air quality, education, flood control and water supply, public safety, and court and other public service infrastructure. Specifically, the plan laid out more than $222 billion in infrastructure investments over the first ten years, of which $68 billion would be financed with General Obligation (GO) Bonds, and the remainder would come from a mixture of existing and new funding sources.

In May 2006, the Legislature adopted a package of bills providing part of the infrastructure financing plan requested by the Governor. The main components of this package included four proposed bond measures on the November, 2006 ballot, containing the following elements: (i) $19.9 billion for transportation, air quality, port security and related projects; (ii) $10.4 billion for K-12 school construction and rehabilitation and higher education facilities; (iii) $4.1 billion for levee repair, flood control and related projects, and (iv) $2.9 billion for various housing programs. In addition, there was a constitutional amendment on the ballot to limit future diversions of sales taxes on gasoline from transportation purposes (Proposition 42). All five of these measures were approved by the voters at the November 7, 2006 election, at which time the Governor was also re-elected to a second term in office.

In the 2007-08 Governor’s Budget, the Governor proposed a continuation of the Strategic Growth Plan to address needs which were not included in the 2006 bond package. The Governor’s proposal includes $43.3 billion of additional bond funding, comprised of $29.4 billion of GO bonds (to be placed before the voters in 2008 and 2010), $11.9 billion of lease revenue bonds supported by the General Fund (not requiring voter approval) and $2.0 billion of revenue bonds which would be repaid from sources other than the General Fund. The new components of the Strategic Growth Plan would be applied to state and local correctional facilities, K-12 educational facilities, higher education facilities, water supply and management, state judiciary facilities and other public service infrastructure needs. The new bond sources, if approved, together with already-approved bonds and other funds which can be leveraged, including public-private partnerships, would provide over $200 billion of total spending.

Cash Flow Requirements

The State typically funds its day-to-day operating requirements of the General Fund from revenue receipts, interfund borrowing from special funds, and external borrowing in the form of revenue anticipation notes (“RANs”), which fund annual cash flow requirements and are repaid within the same fiscal year, and revenue anticipation warrants (“RAWs”) which are issued only when it is necessary to bridge a budgetary deficit over the end of a fiscal year. The State’s ongoing revenue shortfalls and budget deficits incurred in the years between 2001 and 2004, along with certain unique factors associated with the State’s energy crisis in 2001, placed severe pressure on the State’s cash resources, and required an unprecedented amount of short-term cash flow borrowing.

The State sold a record $12.5 billion of RANs in October 2002, due in June 2003, to cover its cash flow needs. By mid-winter 2003 it became evident that the State would have a cash shortfall by the end of June 2003, when the $12.5 billion RANs came due. Accordingly, the State issued $11 billion of RAWs, also a record, on June 18, 2003 to pay the RANs and other obligations coming due in June 2003, and to cover cash flow requirements through late August. To sell these RAWs, the State was required to obtain credit support from a group of financial institutions. The State issued $3 billion of RANs in October 2003 to fund the remainder of its cash management needs for the 2003-04 fiscal year. For the first time, the entire State RAN issue was supported by external bank credit.

All of the RAWs and RANs due in June 2004 were paid, from a combination of available revenues and proceeds from the sale of deficit financing bonds approved by the voters in March 2004 (“economic recovery bonds”), supported by a special 1/4 cent statewide sales tax. The State’s improving revenue and cash position (aided significantly by the infusion of $11.25 billion in proceeds from economic recovery bonds) has allowed the State to reduce its annual RAN borrowings as part of its normal cash management program. The State’s RANs totaled $6 billion in 2004-05, $3 billion in 2005-06 and $1.5 billion in 2006-07. The State has about $3.75 billion of economic recovery bond authorization remaining which can assist in cash management. If it is unable to bring its ongoing structural budget deficit into balance, it may again face cash flow problems in the future and may have to rely on access to public capital markets to maintain adequate cash flow to pay its obligations.

Bond Ratings

The ratings on California’s long-term general obligation bonds were as high as “AA” from Standard & Poor’s, “Aa2” from Moody’s and “AA” from Fitch in 2000. Starting in December 2002, as the State’s budget and cash condition worsened, all three rating agencies reduced the ratings of California’s general obligation bonds to the “BBB” level. With improved economic conditions and fiscal results, and issuance of economic recovery bonds to reduce cash flow risks, the State’s ratings have been raised and as of January 1, 2007, were Standard & Poor’s “A+,” Fitch “A+” and Moody’s “A1.” The economic recovery bonds bear higher ratings, in the “AA-” range, because of the additional pledge of a dedicated stream of sales tax revenues.

There can be no assurance that current ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to creditworthiness of obligations issued by the State of California, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

Legal Proceedings

The State is involved in certain legal proceedings (described in the State’s recent financial statements) that, if decided against the State, may require the State to make significant future expenditures or may substantially impair revenues. If the State eventually loses any of these cases, the final remedies may not have to be implemented in one year.

Obligations of Other Issuers

Other Issuers of California Debt Obligations. There are a number of State agencies, instrumentalities and political subdivisions of the State that issue Municipal Obligations, some of which may be conduit revenue obligations payable from payments from private borrowers. These entities are subject to various economic risks and uncertainties, and the credit quality of the securities issued by them may vary considerably from the credit quality of obligations backed by the full faith and credit of the State.

State Assistance. Property tax revenues received by local governments declined more than 50% following passage of Proposition 13. Subsequently, the California Legislature enacted measures to provide for the redistribution of the State’s General Fund surplus to local agencies, the reallocation of certain State revenues to local agencies and the assumption of certain governmental functions by the State to assist municipal issuers to raise revenues. Total local assistance from the State’s General Fund was budgeted at approximately 75% of General Fund expenditures in recent years, including the effect of implementing reductions in certain aid programs. To reduce State General Fund support for school districts, the 1992-93 and 1993-94 Budget Acts caused local governments to transfer $3.9 billion of property tax revenues to school districts, representing loss of the post-Proposition 13 “bailout” aid. Local governments have in return received greater revenues and greater flexibility to operate health and welfare programs. The enactment of Proposition 1A in November 2004 will substantially change the ability of the State to use local government taxing sources to aid the State budget. See “Recent Financial Results—State-local Fiscal Relations” above.

In 1997, a new program provided for the State to substantially take over funding for local trial courts (saving cities and counties some $400 million annually). In recent years, the State has provided over $350 million to support local law enforcement costs.

To the extent the State should be constrained by its Article XIIIB appropriations limit, or its obligation to conform to Proposition 98, or other fiscal considerations, the absolute level, or the rate of growth, of State assistance to local governments may continue to be reduced. Any such reductions in State aid could compound the serious fiscal constraints already experienced by many local governments, particularly counties. The recent economic slowdown in the State, with its corresponding reduction in State and local revenues, will put additional pressure on local government finances in the coming years.

Counties and cities may face further budgetary pressures as a result of changes in welfare and public assistance programs, which were enacted in August, 1997 in order to comply with the federal welfare reform law. Generally, counties play a large role in the new system, and are given substantial flexibility to develop and administer programs to bring aid recipients into the workforce. Counties are also given financial incentives if either at the county or statewide level, the “Welfare-to-Work” programs exceed minimum targets; counties are also subject to financial penalties for failure to meet such targets. Counties remain responsible to provide “general assistance” for able-bodied indigents who are ineligible for other welfare programs.

Local governments are facing substantial increases in future pension liabilities and health care costs for retirees, and increases in current contribution rates, as a result of (a) generous new retirements benefits granted to employees during recent economic boom times, and (b) reduced earnings resulting from the stock market declines during the 2000-2003 period.

Assessment Bonds. California Debt Obligations which are assessment bonds may be adversely affected by a general decline in real estate values or a slowdown in real estate sales activity. In many cases, such bonds are secured by land which is undeveloped at the time of issuance but anticipated to be developed within a few years after issuance. In the event of such reduction or slowdown, such development may not occur or may be delayed, thereby increasing the risk of a default on the bonds. Because the special assessments or taxes securing these bonds are not the personal liability of the owners of the property assessed, the lien on the property is the only security for the bonds. Moreover, in most cases the issuer of these bonds is not required to make payments on the bonds in the event of delinquency in the payment of assessments or taxes, except from amounts, if any, in a reserve fund established for the bonds.

California Long Term Lease Obligations. Based on a series of court decisions, certain long-term lease obligations, though typically payable from the general fund of the State or a municipality, are not considered “indebtedness” requiring voter approval. Such leases, however, are subject to “abatement” in the event the facility being leased is unavailable for beneficial use and occupancy by the municipality during the term of the lease. Abatement is not a default, and there may be no remedies available to the holders of the certificates evidencing the lease obligation in the event abatement occurs. The most common cases of abatement are failure to complete construction of the facility before the end of the period during which lease payments have been capitalized and uninsured casualty losses to the facility (e.g., due to earthquake). In the event abatement occurs with respect to a lease obligation, lease payments may be interrupted

(if all available insurance proceeds and reserves are exhausted) and the certificates may not be paid when due. Although litigation is brought from time to time which challenges the constitutionality of such lease arrangements, the California Supreme Court issued a ruling in August, 1998 which reconfirmed the legality of these financing methods.

Other Considerations

The repayment of industrial development securities or single family mortgage revenue bonds secured by real property may be affected by California laws limiting foreclosure rights of creditors. Under California law, mortgage loans secured by single family homes can be prepaid at any time without penalty, except in the first five years of the loan, and subject to limits on the size of the penalty. Such prepayments may affect the ability of the issuer of single family mortgage bonds to repay the bonds. Securities backed by health care and hospital revenues may be affected by changes in State regulations governing cost reimbursements to health care providers under Medi-Cal (the State’s Medicaid program), including risks related to the policy of awarding exclusive contracts to certain hospitals.

Limitations on ad valorem property taxes may particularly affect “tax allocation” bonds issued by California redevelopment agencies. Such bonds are secured solely by the increase in assessed valuation of a redevelopment project area after the start of redevelopment activity. In the event that assessed values in the redevelopment project decline (e.g., because of a major natural disaster such as an earthquake), the tax increment revenue may be insufficient to make principal and interest payments on these bonds. Both Moody’s and S&P suspended ratings on California tax allocation bonds after the enactment of Articles XIIIA and XIIIB, and only resumed such ratings on a selective basis.

Proposition 87, approved by California voters in 1988, requires that all revenues produced by a tax rate increase go directly to the taxing entity which increased such tax rate to repay that entity’s general obligation indebtedness. As a result, redevelopment agencies (which, typically, are the issuers of tax allocation securities) no longer receive an increase in tax increment when taxes on property in the project area are increased to repay voter-approved bonded indebtedness.

The effect of these various constitutional and statutory changes upon the ability of California municipal securities issuers to pay interest and principal on their obligations remains unclear. Furthermore, other measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future. Legislation has been or may be introduced which would modify existing taxes or other revenue-raising measures or which either would further limit or, alternatively, would increase the abilities of state and local governments to impose new taxes or increase existing taxes. It is not possible, at present, to predict the extent to which any such legislation will be enacted. Nor is it possible, at present, to determine the impact of any such legislation on securities held in the California Municipal Fund, future allocations of state revenues to local governments or the abilities of state or local governments to pay the interest on, or repay the principal of, such securities.

Substantially all of California is within an active geologic region subject to major seismic activity. Northern California in 1989 and Southern California in 1994 experienced major earthquakes causing billions of dollars in damages. The federal government provided more than $13 billion in aid for both earthquakes, and neither event has had any long-term negative economic impact. Any obligation in the California Municipal Fund could be affected by an interruption of revenues because of damaged facilities, or, consequently, income tax deductions for casualty losses or property tax assessment reductions. Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage rates; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or (iii) the federal or State government to appropriate sufficient funds within their respective budget limitations.

Special Risks with Respect to New York Money Fund

Some of the significant financial considerations relating to the New York Money Fund’s investments in New York Municipal Obligations are summarized below. This summary information is not intended to be a complete description and is principally derived from the Annual Information Statement of the State of New York (“AIS”) as supplemented and contained in official statements relating to issues of New York Municipal Obligations that were available prior to the date of this Statement of Additional Information. The accuracy and completeness of the information contained in those official statements have not been independently verified.

Financial Disclosure for the State of New York

The State of New York’s most recently completed fiscal year began on April 1, 2005 and ended on March 31, 2006. The most recently published AIS was dated June 12, 2006, with updates dated August 4, 2006 and November 6, 2006. The information for the State comes from the Department of Budget (“DOB”). The AIS is available at: www.budget.state.ny.us/investor/ais/ais.html. The State’s current fiscal year began on April 1, 2006 and ends on March 31, 2007. The Legislature adopted a budget for 2006-07 by April 1, 2006, the start of the State’s fiscal year. As in past years, the Legislature enacted the entire debt service bill in mid-March. After reaching general agreement with the Executive in early March that $750 million in additional “consensus” revenues were available to finance legislative additions to the Governor’s Executive Budget, the Senate and Assembly negotiated a budget agreement that culminated with the passage of final budget bills on March 31, 2006. Although the Legislature adopted the budget on time, the process was, and continues to be, marked by substantive policy disagreements between the Governor and Legislature. During the Legislature’s deliberations, the Governor expressed concerns with the overall levels of spending under consideration for 2006-07, the diminution of reserves, the potentially adverse impact of the budget on structural balance, and the absence of substantive reforms to Medicaid and other programs.

In mid-April, the Governor completed his review of the 2006-07 budget bills passed by the Legislature, vetoing 207 individual items of appropriation and the entire “revenue” bill (companion legislation that authorized numerous tax law changes). The Legislature has constitutionally overridden 165 of the Governor’s vetoes through the date of the AIS.

The State accounts for all of its spending and receipts by the fund in which the activity takes place, and the broad category or purpose of that activity. The State’s four major fund types (collectively, “All Funds”) include:

1) General Fund, which receives most of the State’s tax revenue and accounts for spending on programs that are not supported directly by dedicated fees and revenues;

2) Special Revenue Funds, which receive Federal grants, certain dedicated taxes, fees and other revenues that are used for a specified purpose;

3) Capital Project Funds, which account for costs incurred in the construction and reconstruction of roads, bridges, prisons, and other infrastructure projects; and

4) Debt Service Funds, which pay principal, interest and related expenses on long-term bonds issued by the State and its public authorities.

Special Considerations. Many complex political, social, and economic forces influence the State’s economy and finances, which may in turn affect the State’s Financial Plan. These forces may affect the State from fiscal year to fiscal year and are influenced by governments, institutions, and events that are not subject to the State’s control. The State’s Financial Plan (explained under “State Budget”) is also necessarily based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and State economies. The DOB believes that its current estimates related to the performance of the State and national economies are reasonable. However, there can be no assurance that actual results will not differ materially and adversely from the current forecast.

The following provides a description of some of the risks the State is continuing to monitor. The risks presented herein are not comprehensive. Accordingly, investors should refer to the AIS for a more complete review of present risks, including the status of school finance litigation, Native American land claims, and other actions affecting the State.

• The State is a defendant in several court cases that could ultimately result in costs to the State Financial Plan. The most significant is Campaign for Fiscal Equity v. State of New York, in which the State Court of Appeals directed the State to implement a remedy by July 30, 2004 that would guarantee that all children in New York City have the opportunity to receive a sound basic education (“SBE”). In August 2004, the State Supreme Court directed a panel of three Special Masters to report and make recommendations on the measures the State had taken to bring its school financing system into constitutional compliance with respect to New York City schools. The Special Masters submitted their report to the Court on November 30, 2004. The report recommended (a) an annual increase of $5.6 billion in education aid to New York City to be phased in over four years and (b) $9.2 billion for school construction and renovation to be phased in over five years. In February 2005, the State Supreme Court adopted the recommendations of the Special Masters, requiring the State to comply with those recommendations within 90 days. The State filed an appeal in April 2005 and on May 8, 2006, the Court of Appeals authorized an expedited briefing schedule to hear arguments related to the

State’s compliance with the Court’s order. In November 2006, the New York State Court of Appeals reaffirmed the state’s responsibility to increase funding for New York City’s public schools. The decision established a minimum funding figure of $1.93 billion as “reasonable” but deferred to the governor and the legislature to come up with the appropriate figure. The additional funding for education has not finalized and the ultimate figures will be included in the 2007-2008 Budget when it is adopted.

The 2006-07 Budget includes $700 million in SBE Aid in the 2006-07 school year, of which approximately 60 percent is for New York City (an increase of roughly $225 million in 2006-07). Approximately 40 percent of “traditional” school aid is also provided to New York City. The State’s Financial Plan projects traditional school aid increases of roughly $500 million annually. In addition, video lottery terminal (“VLT”) revenues are forecast to reach $820 million in 2007-08 and $1.3 billion by 2008-09, with the entire amount earmarked to finance SBE aid. Delays in the opening of currently authorized VLT facilities or the failure to approve proposed expansion of the number of authorized facilities may adversely affect the level of VLT revenues available to finance SBE grants. To directly address the New York City school construction funding directed by the Court, the Budget further authorizes (1) $1.8 billion in capital grants for New York City school construction, and (2) the City’s Transitional Finance Authority to issue $9.4 billion in bonds for school construction. Litigation is ongoing and there is no assurance that these remedies will be sufficient to meet the Court’s standards, or that other litigation will not arise related to the adequacy of the State’s school financing system.

• At the request of the Federal government, the State discontinued intergovernmental transfer payments in 2005-06 pending Federal approval of a State Plan Amendment (“SPA”). The SPA was approved late in the 2005-06 fiscal year for a one-year term only and must be resubmitted annually. These payments are related to disproportionate share hospital payments to public hospitals throughout the State, including those operated by the New York City Health and Hospital Corporation, State University of New York (“SUNY”) and the counties. If these payments are not approved in 2006-07 and beyond, the State’s health care financing system could be adversely affected.

• The new Medicare prescription drug program became available to all Medicare beneficiaries on January 1, 2006. The Federal government now requires the states to finance a portion of this program. Each state’s payment will correspond closely to the spending it would have made on prescription drugs through Medicaid for those recipients who are eligible for both Medicaid and Medicare (“dually eligible”). For New York, the Medicare Part D program is particularly complicated because certain drugs now available to dually eligible individuals through Medicaid will not be covered under Part D, and must be fully financed by the State under Medicaid. The State incurred costs related to the emergency financial coverage of prescription drug costs for dually eligible individuals due to nationwide implementation issues with the Federal Medicare Part D Program. These costs totaled roughly $120 million as of March 31, 2006. The Federal government has assured the State that it will fully reimburse these costs, but there can be no assurance that it will do so in a timely manner or at the levels identified by the State.

• The Office of the Inspector General (“OIG”) of the Department of Health and Human Services is conducting six audits of aspects of New York State’s School Supportive

Health Services program with regard to Medicaid reimbursement that cover $1.4 billion in claims submitted between 1990 and 2001. To date the OIG of the Department of Health and Human Services has issued four final audit reports, which cover claims submitted by upstate school districts for speech pathology and transportation services and New York City for speech pathology services. In these reports, OIG recommends that the Centers for Medicare and Medicaid Services (“CMS”) disallow $173 million of the $362 million in claims for upstate speech pathology services, $17 million of $72 million for upstate transportation services, and $436 million of the $551 million in claims submitted for New York City speech pathology services. New York State disagrees with the audit findings on several grounds and has requested that they be withdrawn. If the recommended disallowances are not withdrawn, then the State expects to appeal. Federal regulations include an appeals process that could postpone repayment of any disallowances. While CMS has not taken any action with regard to the recommended disallowances by OIG, CMS is deferring 25 percent of New York City claims and 9.7 percent of claims submitted by the rest of the State, pending the completion of the audits. Since the State has continued to reimburse school districts for certain costs, these Federal deferrals are projected to drive additional spending of $161 million over the next three years, as reflected in the State’s Financial Plan.

• Existing labor contracts with all the State’s major employee unions are set to expire at the end of 2006-07. The existing contracts cover a four-year period and included an $800 lump sum payment and general salary increases of 2.5 percent in 2004-05, 2.75 percent in 2005-06 and 3.0 percent in 2006-07, as well as a recurring $800 increase to base pay effective April 2007, at a total cost of approximately $2.2 billion to the General Fund and $2.9 billion in All Funds. The current Financial Plan does not set aside any reserves for future collective bargaining agreements in 2007-08 or beyond. Each future one percent salary increase would cost roughly $88 million annually in the General Fund and $136 million in All Funds.

• The State Financial Plan projections for 2006-07 and beyond assume approximately $450 million annually in receipts that are the subject of ongoing negotiations between the State and New York City. Actual receipts in 2005-06 were $450 million below planned levels, which was offset by a reduction in spending for State aid to localities. There can be no assurance that comparable shortfalls will not occur in 2006-07 or in future years, or that offsetting spending reductions will occur.

• Other litigation includes ongoing claims by several Indian Nations alleging wrongful possession of lands by the State and several counties, as well as claims involving the adequacy of shelter allowances for families on public assistance. The State has implemented a court-ordered increase in the shelter allowance schedule for public assistance families. However, the plaintiffs are challenging the adequacy of the increase and, thus, further Court proceedings are pending.

State Economy Forecast.

The New York economy began its fourth year of expansion at the end of the summer poised to grow at a slower pace than was observed in 2005 and earlier this year. The most recent data continue to indicate that the State’s economic momentum peaked during the first half of 2005, presaging the current national slowdown. Because of the State’s position as a financial market capital, the State economy was expected to be more sensitive to the Federal Reserve’s ongoing policy of monetary tightening than the economies of other states. While the health, education, professional and business services, and tourism sectors are expected to continue to lead State economic growth, the overall pace of growth is expected to slow going forward. Total State employment growth of 0.8 percent is now projected for 2006, followed by growth of 0.7 percent for 2007. Private sector employment growth is projected to slow to 0.8 percent in 2007, following growth of 1.0 percent for this year. Correspondingly, DOB now projects growth in State wages to slow from 6.3 percent in 2006 to 5.5 percent in 2007. Similarly, growth in total State personal income is now projected to slow to 5.4 percent for 2007 from 5.8 percent in 2006.

It is important to recall that the financial markets, which are so pivotal to the direction of the downstate economy, are notoriously difficult to forecast. With the economy becoming increasingly globalized, and the pace of both technological and regulatory change accelerating, projecting finance industry revenues and profits has never been more challenging.

New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State’s economy is diverse, with a comparatively large share of the nation’s financial activities, information, education, and health services employment, and a very small share of the nation’s farming and mining activity. The State’s location and its air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.

All of the risks to the U.S. forecast (described below) apply to the State forecast as well, although interest rate risk and equity market volatility pose a particularly large degree of uncertainty for New York. Although it is DOB’s view that the Federal Reserve’s cycle of monetary tightening has ended, the effects of past interest rate increases continue to pose a risk to financial sector profits, particularly if IPO and merger and acquisition activity fall off more than anticipated. Lower than expected securities industry profits could result in lower bonus and wage income, the effects of which would ripple through the downstate regional economy. In addition, should the State’s real estate market cool more rapidly than anticipated, household consumption and taxable capital gains realizations could be negatively affected. A return to last summer’s high energy prices poses a particular risk to the State’s tourism sector. In contrast, should the national and world economies grow faster than expected, an upturn in equity markets and other financial market activity could result in higher wage and bonus growth than projected. In addition, stronger growth in U.S. corporate profits could boost State employment growth beyond current expectations.

National Economy Forecast

As anticipated in the first quarterly update to the Financial Plan the U.S. economy has lost substantial momentum since the first quarter of the year. A cooling housing market, combined with the effects of past energy price and interest rate increases, have generated a significant drag on economic growth. In addition, the most recent auto industry data are signaling a substantial inventory correction. The national economy is expected to continue to lose momentum through the end of this year, landing gently in the 2.0 percent range. However, with the Federal Reserve’s most recent tightening cycle behind us and energy prices down significantly from their summer peaks, growth is expected to return to the economy’s long-term trend rate by the second half of 2007. DOB now projects growth of 2.5 percent for 2007, following growth of 3.3 percent for 2006. These same forces are expected to have the reverse effect on inflation. An inflation rate of 3.6 percent is estimated for 2006, virtually unchanged from July, followed by a rate of 2.6 percent for 2007.

Strong corporate earnings, boosted by high energy sector profits, have continued to produce strong corporate profits from current production. Indeed, as of the second quarter of 2006, the most recent quarter for which data are available, profits had grown 34.5 percent in just two years. However, revisions to the historical data released by the U.S. Bureau of Economic Analysis (BEA) in its annual comprehensive revision at the end of July have led to a downward revision to profit growth for 2006. The Budget Division now projects corporate profits to rise 19.3 percent for 2006. Receding energy prices and a slower economy are expected bring profit growth for 2007 down to 4.0 percent for 2007. DOB forecast for employment growth for this year is virtually unchanged at 1.4 percent, followed by only slightly slower growth of 1.3 percent for 2007. However, when the U.S. Bureau of Labor Statistics (BLS) releases revised data in early February, the magnitude of the 2007 slowdown in job growth is expected to be larger. Based on revised data already released by BEA, U.S. personal income growth is expected to fall from 7.2 percent in 2006 to 6.1 percent in 2007, with growth in its largest component, wages and salaries, expected to fall from 7.9 percent in 2006 to 5.8 percent in 2007.

Geopolitical concerns continue to pose a risk to the U.S. forecast. The recent declines in energy prices could easily reverse and take a larger bite out of both household and business spending than expected. In addition, should the housing market correction be more extensive than currently anticipated, consumption spending could be lower than expected. Lower household spending could, in turn, lead the business sector to pare down inventories even further, putting downward pressure on a labor market that has already shown signs of slowing. In contrast, stronger job growth or lower energy prices than anticipated could result in a stronger national economy than projected.

State Budget. The Executive Budget is the Governor’s constitutionally mandated annual submission to the Legislature which contains his recommended program for the forthcoming fiscal year. It projects disbursements and expenditures needed to carry out the Governor’s recommended programs and receipts and revenues expected to be available for such purpose. The recommendations contained in the Executive Budget serve as the basis for the State Financial Plan which is adjusted after the Legislature acts on the Governor’s submission. Under the State Constitution, the Governor is required each year to propose an Executive Budget that is balanced on a cash basis.

The State Financial Plan sets forth projections of State receipts and disbursements in the governmental fund types for each fiscal year and is prepared by the Director of the DOB, based initially upon the recommendations contained in the Executive Budget. After the budget is enacted, the State Financial Plan is adjusted to reflect revenue measures, appropriation bills and certain related bills enacted by the Legislature. It serves as the basis for the administration of the State’s finances by the DOB.

The Comptroller is responsible for the investment of substantially all State moneys. By law, such moneys may be invested only in obligations issued or guaranteed by the Federal government or the State, obligations of certain Federal agencies that are not guaranteed by the Federal government, certain general obligations of other states, direct obligations of the State’s municipalities and obligations of certain public authorities, certain short-term corporate obligations, certain bankers’ acceptances, and certificates of deposit secured by legally qualified governmental securities. All securities in which the State invests moneys held by funds administered within the State Treasury must mature within 12 years of the date they are purchased. Money impounded by the Comptroller for payment of Tax and Revenue Anticipation Notes may only be invested, subject to the provisions of the State Finance Law, in (i) obligations of the Federal government, (ii) certificates of deposit secured by such obligations, or (iii) obligations of or obligations guaranteed by agencies of the Federal government as to which the payment of principal and interest is guaranteed by the Federal government.

In recent years, the State has closed projected budget gaps which DOB estimated at $5.0 billion (1995-96), $3.9 billion (1996-97); $2.3 billion (1997-98); less than $1 billion (in each of the fiscal years 1998-99 through 2000-01); $6.8 billion (2002-03); $2.8 billion (2003-04), $5 billion (2004-2005) and $751 million (2005-2006). While the current fiscal year is balanced, the magnitude of future budget gaps requires timely and aggressive measures to restore structural balance. The Governor is continuing implementation of a fiscal management plan that includes measures intended to reduce costs and generate recurring savings in the outyears. The State faces potential General Fund budget gaps of $2.4 billion in 2007-08, and $4.5 billion in 2008-09.

General Fund. The General Fund is the principal operating fund of the State and is used to account for all financial transactions except those required to be accounted for in another fund. It is the State’s largest fund and receives almost all State taxes and other resources not dedicated to particular purposes.

The DOB forecasts General Fund current services spending of $54.6 billion in 2007-08, an increase of $3.6 billion (7.1%) over 2006-07 projections.

The General Fund ended the 2005-06 fiscal year with a balance of $3.3 billion, which included dedicated balances of $944 million in the Tax Stabilization Reserve Fund (“TSRF”) (after a $72 million deposit at the close of 2005-06), and the Contingency Reserve Fund (“CRF”) ($21 million).

All Funds. All Funds receipts for 2005-06 totaled $104.3 billion, a decrease of $546 million from the February Financial Plan projections. The variance was primarily the result of lower-than-expected collections from Federal grants, partially offset by higher-than-expected receipts from miscellaneous receipts and taxes.

2006-07 Receipts Forecast. All Funds receipts for 2006-07 are projected to total $112.8 billion, an increase of 1.5 percent or $1.6 billion over anticipated 2006-07 collections from the update done for July 2006 (“July Update”). The estimated increase reflects upward revisions to projections for personal income tax (“PIT”) and corporate franchise taxes.

Total 2006-07 General Fund receipts, including transfers from other funds, are estimated to be $50.9 billion, an increase of $3.7 billion, or 7.7 percent over the prior year. General Fund tax receipts growth is projected at 6.7 percent. General Fund miscellaneous receipts are projected to increase by 41.1 percent, largely due to several one-time transactions expected in the current fiscal year. Total State Funds receipts are estimated to be $76.6 billion, an increase of $1.2 billion, or 1.7 percent, from anticipated 2006-07 receipts from the July Update. Total All Funds receipts in 2006-07 are expected to reach $112.8 billion, an increase of $1.6 billion, or 1.5 percent, over anticipated 2006-07 collections from the July Update.

For 2006-2007, tax receipts are projected to increase by $3.3 billion, or 6.1 percent (and 9.8 percent after factoring in the impact of law changes and shifts across funds). The majority of this increase is attributable to the expectation of continued economic expansion offset by the sunset of the personal income tax surcharge and the newly enacted tax reductions included with this Budget. Federal grants are expected to increase by $467 million, or 2.1 percent. Miscellaneous receipts are projected to increase by $423 million, or 2.3 percent.

Reserves are expected to be $3.2 billion at the end of 2006-07, with $2.3 billion designated for future use and $1 billion in undesignated reserves. The $2.3 billion of reserves designated for future use includes $1.8 billion in a spending stabilization reserve (the Financial Plan projects the reserve will be used in equal installments in 2007-08 and 2008-09), and $276 million to fund existing member item programs from the Community Projects Fund. Another $250 million is currently reflected in reserves in 2006-07 for debt reduction, but is expected to be used in 2006-07 to eliminate high cost debt. The $1 billion of undesignated reserves includes $944 million in the TSRF (Rainy Day Reserve), after the maximum deposit of $72 million in 2005-06, and $21 million in the CRF for litigation risks. The Rainy Day Reserve is currently at its statutory maximum balance of 2 percent, and can be used only to respond to unforeseen mid-year budget shortfalls.

The Executive Budget eliminates the entire potential imbalance in 2006-07 and reduces the budget gap projected for 2007-08 to less than $1.9 billion. The Budget proposals address the structural imbalance by (a) restraining spending in the fastest-growing programs in the State Budget, particularly Medicaid, (b) setting aside the entire $2.0 billion from the expected 2005-06 surplus to help reduce the potential gaps in 2007-08 and 2008-09, and (c) financing $250 million in reserves that will be used in the future to lower State debt. The proposals also include significant new tax reductions and spending initiatives.

Spending restraint constitutes the vast majority of the gap-closing plan of $2.1 billion, before recommended spending additions, tax policy changes, and new reserves for debt reduction. Proposals to slow Medicaid growth account for over 60 percent of the total savings. Other initiatives to restrain spending include performance incentives for tuition assistance grants, flexibility for the State’s public universities to raise tuition absent sufficient administrative cost-

savings, and the imposition of stricter benefit limits for public assistance families that fail to meet work participation requirements. The budget also includes proposals to maximize Federal aid and achieve savings in State agency operations.

Limitations on State Supported Debt. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake a long-term general obligation borrowing (i.e., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. There is no constitutional limitation on the amount of long-term general obligation debt that may be so authorized and subsequently incurred by the State. However, the Debt Reform Act of 2000 (“Debt Reform Act”) imposed statutory limitations on new State-supported debt issued on and after April 1, 2000. Except as noted in the next sentence, the State Constitution also provides that general obligation bonds must be paid in equal annual principal installments or installments that result in substantially level or declining debt service payments, mature within 40 years after issuance, and begin to amortize not more than one year after the issuance of such bonds. General obligation housing bonds must be paid within 50 years after issuance, with principal commencing no more than three years after issuance. However, the Debt Reform Act limits the maximum term of State-supported bonds, including general obligation bonds, to 30 years.

The Debt Reform Act imposes phased-in caps on new debt outstanding and new debt service costs, limits the use of debt to capital works and purposes only, and establishes a maximum term of 30 years on such debt. The cap on new State-supported debt outstanding began at 0.75 percent of personal income in 2000-01 and will gradually increase until it is fully phased-in at 4 percent of personal income in 2010-11. Similarly, the cap on new State-supported debt service costs began at 0.75 percent of total governmental funds receipts in 2000-01 and will gradually increase until it is fully phased in at 5 percent in 2013-14.

The Debt Reform Act requires that the limitations on the issuance of State-supported debt and debt service costs be calculated by October 31 of each year and reported in the quarterly Financial Plan Update most proximate to such date. If the calculations for new State-supported debt outstanding and debt service costs are less than the State-supported debt outstanding and debt service costs permitted under the Debt Reform Act, new State-supported debt may continue to be issued. However, if either the debt outstanding or the debt service cap is met or exceeded, the State would be precluded from contracting new State-supported debt until the next annual cap calculation is made and State-supported debt is found to be within the appropriate limitations. The prohibition on issuing new State-supported debt if the caps are met or exceeded provides a significant incentive to treat the debt caps as absolute limits that should not be reached, and therefore DOB intends to manage subsequent capital plans and issuance schedules under these limits.

Pursuant to the provisions of the Debt Reform Act, the most recent annual calculation of the limitations imposed by the Debt Reform Act was reported in the Financial Plan Update most proximate to October 31, 2004. On October 30, 2004, the State reported that it was in compliance with both debt caps. DOB projects that debt outstanding and debt service costs for 2004-05 and the entire five-year forecast period through 2009-10 will also be within the statutory caps.

The State has also enacted statutory limits on the amount of variable rate obligations and interest rate exchange agreements that authorized issuers of State-supported debt may enter into. The statute limits the use of debt instruments which result in a variable rate exposure (e.g., variable rate obligations and interest rate exchange agreements) to no more than 15 percent of total outstanding State-supported debt, and limits the use of interest rate exchange agreements to a total notional amount of no more than 15 percent of total outstanding State-supported debt.

As of March 31, 2006, State-supported debt in the amount of $41.117 billion was outstanding, resulting in a variable rate exposure cap and an interest rate exchange agreement cap of about $6.2 billion each. As discussed below, as of March 31, 2006, both the amount of outstanding variable rate instruments resulting in a variable rate exposure and interest rate exchange agreements are less than the authorized totals of 15 percent of total outstanding State-supported debt, and are projected to be below the caps for the entire forecast period through 2009-10.

All interest rate exchange agreements are subject to various statutory restrictions such as minimum counterparty ratings, monthly reporting requirements, and the adoption of interest rate exchange agreement guidelines. All the authorized issuers have adopted uniform guidelines as required by statute. As of March 31, 2006 the State had about $2.1 billion of outstanding variable rate debt instruments that are subject to the net variable rate exposure cap or 5.1 percent of total debt outstanding. That amount includes $1.8 billion of unhedged variable rate obligations and $277 million of synthetic variable rate obligations.

The State may undertake short-term borrowings without voter approval (i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued general obligation bonds, by issuing bond anticipation notes. The State may also, pursuant to specific constitutional authorization, directly guarantee certain obligations of the State’s authorities and public benefit corporations (“Authorities”). The State has never been called upon to make any direct payments pursuant to any such guarantees. Payments of debt service on New York State general obligation and New York State-guaranteed bonds and notes are legally enforceable obligations of the State.

State Finance Law requires the Governor to submit a five-year Capital Program and Financing Plan (the “Capital Plan”) with the Executive Budget, and update the Capital Plan by the later of July 30 or 90 days after the enactment of the State Budget. The Governor submitted the Capital Plan as part of the Executive Budget on January 17, 2006. State-supported debt levels are projected to increase from $42.6 billion in 2005-06 to $49 billion in 2009-10, or 3.6 percent annually. The vast majority of the increase is for transportation ($2.6 billion excluding the bond act), higher education ($1.9 billion) and General Obligation bonds ($600 million).

In 2001, legislation was enacted to provide for the issuance by certain State authorities of State PIT Revenue Bonds, which are expected to become the primary financing vehicle for a broad range of State-supported debt programs authorized to be secured by service contract or lease-purchase payments. These State PIT Revenue Bonds are expected to reduce borrowing costs by improving the marketability and creditworthiness of State-supported obligations and by permitting the consolidation of multiple bonding programs to reduce administrative costs.

The legislation provides that 25 percent of PIT receipts (excluding refunds owed to taxpayers and deposits to STAR be deposited to the Revenue Bond Tax Fund (“RBTF”) for purposes of making debt service payments on these bonds, with excess amounts returned to the General Fund. In the event that (i) the State Legislature fails to appropriate amounts required to make all debt service payments on the State PIT Revenue Bonds or (ii) having been appropriated and set aside pursuant to a certificate of the Director of the Budget, financing agreement payments have not been made when due on the bonds, the legislation requires that PIT receipts continue to be deposited to the RBTF until amounts on deposit in the Fund equal the greater of 25 percent of annual PIT receipts or $6 billion. The State issued its first State PIT Revenue Bonds (in an aggregate principal amount of $225 million) on May 9, 2002. As of March 31, 2006, approximately $6.3 billion of State PIT Revenue Bonds have been issued and outstanding.

The State employs additional long-term financing mechanisms, lease-purchase and contractual-obligation financings, which involve obligations of public authorities or municipalities that are State-supported but are not general obligations of the State. Under these financing arrangements, certain public authorities and municipalities have issued obligations to finance the construction and rehabilitation of facilities or the acquisition and rehabilitation of equipment, and expect to meet their debt service requirements through the receipt of rental or other contractual payments made by the State. Although these financing arrangements involve a contractual agreement by the State to make payments to a public authority, municipality or other entity, the State’s obligation to make such payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments. The State has also entered into a contractual-obligation financing arrangement with the Local Government Assistance Corporation (“LGAC”) to restructure the way the State makes certain local aid payments.

State Credit Ratings. On January 13, 1992, S&P reduced its ratings on the State’s general obligation bonds from A to A- and, in addition, reduced its ratings on the State’s moral obligation, lease purchase, guaranteed and contractual obligation debt. On August 28, 1997, S&P revised its ratings on the State’s general obligation bonds from A- to A and revised its ratings on the State’s moral obligation, lease purchase, guaranteed and contractual obligation debt. On March 5, 1999, S&P affirmed its A rating on the State’s outstanding bonds. On March 10, 2000, S&P assigned its A+ rating on New York State’s long-term general obligations. On December 19, 2000, S&P assigned its AA rating on New York State’s long-term general obligations.

On January 6, 1992, Moody’s reduced its ratings on outstanding limited-liability State lease purchase and contractual obligations from A to Baa1. On February 28, 1994, Moody’s reconfirmed its A rating on the State’s general obligation long-term indebtedness. On March 20, 1998, Moody’s assigned the highest commercial paper rating of P-1 to the short-term notes of the State. On March 5, 1999, Moody’s affirmed its A2 rating with a stable outlook to the State’s general obligations. In June 2000, Moody’s revised its outlook on the State’s general obligations from stable to positive. On December 6, 2002, Moody’s changed its outlook on the State’s general obligation bonds from stable to negative but retained its A2 rating. On July 5, 2005, the State’s general obligations were upgraded to A1. On December 21, 2005, Moody’s again upgraded New York’s general obligations to Aa3.

On June 5, 2003, Fitch Ratings assigned its AA- rating on New York’s long-term general obligations.

New York State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

Litigation. Certain litigation pending against New York State or its officers or employees could have a substantial or long-term adverse effect on New York State finances. Among the more significant of these cases are those that involve (1) the validity of agreements and treaties by which various Indian tribes transferred title to New York State of certain land in central and upstate New York; (2) certain aspects of New York State’s Medicaid policies, including its rates, regulations and procedures; and (3) a challenge to the funding for New York City public schools.

Adverse developments in the proceedings described above, other proceedings for which there are unanticipated, unfavorable and material judgments, or the initiation of new proceedings could affect the ability of the State to maintain a balanced 2006-07 Financial Plan. The State believes that the 2006-07 Financial Plan includes sufficient reserves to offset the costs associated with the payment of judgments that may be required during the 2006-07 fiscal year. These reserves include (but are not limited to) amounts appropriated for Court of Claims payments and projected fund balances in the General Fund. In addition, any amounts ultimately required to be paid by the State may be subject to settlement or may be paid over a multi-year period. There can be no assurance, however, that adverse decisions in legal proceedings against the State would not exceed the amount of all potential 2006-07 Financial Plan resources available for the payment of judgments, and could therefore affect the ability of the State to maintain a balanced 2006-07 Financial Plan.

Details regarding outstanding litigation are located in the AIS.

Authorities. The fiscal stability of New York State is related, in part, to the fiscal stability of its Authorities, which generally have responsibility for financing, constructing and operating revenue-producing public benefit facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. The State’s access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially and adversely affected, if any of the Authorities were to default on their respective obligations, particularly with respect to debt that is State-supported or State-related.

Authorities are generally supported by revenues generated by the projects financed or operated, such as fares, user fees on bridges, highway tolls and rentals for dormitory rooms and housing. In recent years, however, New York State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain of the Authorities for operating and other expenses and, in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. This operating assistance is expected to continue to be required in future years. In addition, certain statutory arrangements provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements. However, in the event that such local assistance payments are so diverted, the affected localities could seek additional State funds.

For purposes of analyzing the financial condition of the State, debt of the State and of certain public authorities may be classified as State-supported debt, which includes general obligation debt of the State and lease-purchase and contractual obligations of public authorities (and municipalities) where debt service is paid from State appropriations (including dedicated tax sources, and other revenues such as patient charges and dormitory facilities rentals). In addition, a broader classification, referred to as State-related debt, includes State-supported debt, as well as certain types of contingent obligations, including moral obligation financings, certain contingent contractual-obligation financing arrangements, and State-guaranteed debt described above, where debt service is expected to be paid from other sources and State appropriations are contingent in that they may be made and used only under certain circumstances. As of December 31, 2005, there were 19 public authorities that had outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, of these State public authorities was $124 billion, only a portion of which constitutes State-supported or State-related debt.

New York City and Other Localities. The fiscal health of the State may also be affected by the fiscal health of New York City, which continues to receive significant financial assistance from the State. State aid contributes to the city’s ability to balance its budget and meet its cash requirements. The State may also be affected by the ability of the City, and certain entities issuing debt for the benefit of the City, to market their securities successfully in the public credit markets.

The City regularly produces Official Statements in connection with the issuance of its bonds and notes. Copies of these are required to be filed with and are available from the nationally recognized municipal securities information repositories. Reference is made to such Official Statements for information about the City. The information for the City of New York comes from the New York City Office of Management and Budget and is available at: www.nyc.gov/html/omb/home.html. The information about the City which is indicted herein is not a summary and is necessarily incomplete.

New York City Fiscal Budget: The City of New York’s most recently completed fiscal year began on July 1, 2005 and ended on June 30, 2006. The fiscal year 2006-2007

Operating Budget is $52.9 billion. The fiscal year 2006-2007 City of New York budget is balanced under generally accepted accounting principles (“GAAP”), with $3.4 billion of fiscal year 2006 resources being used to help balance fiscal year 2007.

The City of New York’s Financial Plan for 2006 through 2009 (the “Financial Plan”) fiscal years projects that the 2006 fiscal year will end balanced in accordance with GAAP and projects budget gaps of $4.5 billion, $4.5 billion and $3.9 billion in fiscal years 2007 through 2009, respectively, after implementation of a gap-reduction program. The City’s Financial Plans have normally projected significant budget gaps in the later years of such plans.

In response to the City’s fiscal crisis in 1975, the State took action to assist the City in returning to fiscal stability. Among those actions, the State established the Municipal Assistance Corporation for the City of New York (“NYC MAC”) to provide financing assistance to the City; the New York State Financial Control Board (the “Control Board”) to oversee the City’s financial affairs; and the Office of the State Deputy Comptroller for the City of New York (“OSDC”) to assist the Control Board in exercising its powers and responsibilities. A “control period” existed from 1975 to 1986, during which the City was subject to certain statutorily-prescribed fiscal controls. The Control Board terminated the control period in 1986 when certain statutory conditions were met. State law requires the Control Board to re-impose a control period upon the occurrence, or “substantial likelihood and imminence” of the occurrence, of certain events, including (but not limited to) a City operating budget deficit of more than $100 million or impaired access to the public credit markets.

For each of its 1981 through 2004 fiscal years, the City has achieved balanced operating results in accordance with the applicable GAAP after discretionary and other transfers. The City prepares a four-year financial plan annually and updates it periodically, and prepares a comprehensive annual financial report each October describing its most recent fiscal year. Although the audit of 2005 fiscal year is not yet completed, it is expected that the 2005 fiscal year will be the same.

In 1975, New York City suffered a fiscal crisis that impaired the borrowing ability of both the City and New York State. In that year, the City lost access to the public credit markets. The City was not able to sell short-term notes to the public again until 1979. In 1975, S&P suspended its A rating of City bonds. This suspension remained in effect until March 1981, at which time the City received an investment grade rating of BBB from S&P.

The City’s general obligations bonds currently are rated “A1” by Moody’s, “A+” by S&P and “A+” by Fitch, Inc. There is no assurance that such ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely.

Currently, the City and certain of its Covered Organizations (i.e., those organizations which receive or may receive moneys from the City directly, indirectly or contingently) operate under the City’s Financial Plan. The City’s Financial Plan summarizes its capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City’s projections set forth in its Financial Plan are based on various assumptions and contingencies, some of which are uncertain and may not materialize.

Unforeseen developments (such as the September 11, 2001 World Trade Center attack) and changes in major assumptions could significantly affect the City’s ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements.

New York City is heavily dependent on New York State and Federal assistance to cover insufficiencies in its revenues. There can be no assurance that in the future Federal and State assistance will enable the City to make up any potential future budget deficits. Although the City has consistently maintained balanced budgets and is projected to achieve balanced operating results for the current fiscal year, there can be no assurance that the gap-closing actions proposed in its Financial Plan can be successfully implemented or that the City will maintain a balanced budget in future years without additional State aid, revenue increases or expenditure reductions. Additional tax increases and reductions in essential City services could adversely affect the City’s economic base.

The projections set forth in the City’s Financial Plan are based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly affect the City’s ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements. Such assumptions and contingencies include the condition of the regional and local economies, the impact on real estate tax revenues of the real estate market, wage increases for City employees consistent with those assumed in the Financial Plan, employment growth, the ability to implement proposed reductions in City personnel and other cost reduction initiatives, the ability to complete revenue generating transactions, provision of State and Federal aid and mandate relief and the impact on City revenues and expenditures of Federal and State welfare reform and any future legislation affecting Medicare or other entitlements.

To successfully implement its Financial Plan, the City and certain entities issuing debt for the benefit of the City must market their securities successfully. This debt is issued to finance the rehabilitation of the City’s infrastructure and other capital needs and to refinance existing debt, as well as to finance seasonal needs. In recent years, the State Constitutional debt limit would have prevented the City from entering into new capital contracts. To prevent disruptions in the capital program, actions were taken to increase the City’s capital financing capacity by enabling financings to benefit the City, which do not count against the City’s Constitutional debt limit. These include the creation of the New York City Transitional Finance Authority (“TFA”) in 1997 and the Tobacco Settlement Asset Securitization Corporation in 1999. Such actions, combined with the City’s remaining capacity, have enabled the City to project that it has sufficient financing capacity to complete its current Ten-Year Capital Strategy, which extends through fiscal year 2015.

The City Comptroller, OSDC, the Control Board and other agencies and public officials from time to time issue reports and make public statements which, among other things, state that projected revenues and expenditures may be different from those forecast in the City’s financial plans. These reports are generally available at websites maintained by the City Comptroller, OSDC, the Control Board and others. It is reasonable to expect that such reports and statements will continue to be issued and to engender public comment.

Certain localities, in addition to the City, have experienced financial problems and have requested and received additional New York State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional assistance is not included in the State’s projections of its receipts and disbursements for the fiscal year.

Municipalities and school districts have engaged in substantial short-term and long-term borrowings. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units other than New York City that are authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding.

From time to time, Federal expenditure reductions could reduce, or in some cases eliminate, Federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. If the State, the City or any of the Authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within the State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Long-range potential problems of declining urban population, increasing expenditures and other economic trends could adversely affect localities and require increasing State assistance in the future.

CERTAIN MERRILL LYNCH EXEMPTIVE ORDERS

The Trust and BlackRock Advisors, Inc. and its affiliates are now operating under two exemptive orders that were previously issued to Merrill Lynch and/or its affiliates (collectively, “Merrill Lynch” or “Investment Advisers”). The first exemptive order, issued on January 5, 1987, permits certain Merrill Lynch tax-exempt funds to conduct principal transactions with a Merrill Lynch broker-dealer affiliate in the secondary market or in fixed price dollar offerings not involving underwriting syndicates with respect to short-term tax-exempt securities (including municipal securities), subject to certain conditions including: (i) purchase or sale transactions may be conducted only in short-term tax-exempt securities having one of the two highest investment grade ratings from at least one nationally recognized rating agency; (ii) for solicited secondary market transactions, a determination is required, based upon the information available to a Fund and its Investment Adviser or, that the price available from Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill”) is “better than” the prices available from other sources; (iii) Merrill’s spread will be no greater than its customary dealer spread and will be consistent with the average spread charged by underwriters or dealers in Short-Term Tax-Exempt Securities for the type of security and size of transaction involved; and (iv) Merrill Lynch will have no involvement in proposed transactions and will not attempt to influence or control the placing by the Funds or Investment Advisers of orders with Merrill.

The second exemptive order, issued on June 2, 1992, permits certain Merrill Lynch taxable money market funds to conduct principal transactions with certain Merrill Lynch broker-dealer affiliates with respect to each type of money market security in which the funds may invest, subject to certain conditions. The order requires that, among other things: (i) the exemption applies to principal transactions between the affiliated dealers or any of their successors and the taxable money market Funds for which the Investment Advisers serve or will serve in the future as investment advisers and applies to transactions in the secondary and primary or secondary fixed price dealer offerings not made pursuant to underwriting syndicates; (ii) principal transactions are limited to transactions in Eligible Securities that meet certain portfolio maturity and quality requirements; (iii) the Funds may also engage in repurchase agreements with an affiliated dealer in certain limited circumstances (iv) for purchases and sales, a determination is required, based on information available to the Funds and Investment Advisers, that the affiliated dealer’s price is at least as favorable as the price available from other sources; (v) the affiliated dealers’ spreads will be no greater than their customary spreads charged by dealers for the type of security and size of transaction involved; and (vi) the Investment Advisers and affiliated dealers will operate as separate entities.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trust’s Board has adopted policies and procedures concerning the disclosure of the portfolio holdings of the Funds. The policies and procedures provide that the Trust and its service providers will only disclose information concerning securities held in the Trust’s portfolios under the following circumstances: (i) in a manner consistent with the Trust’s Portfolio Information Distribution Guidelines which ensure that the Funds’ asset and return information, portfolio characteristics and portfolio holdings are made available to the Funds’ shareholders, prospective shareholders and third parties (such as consultants, intermediaries and third party data providers) contemporaneously as soon as such data is released after a month-end (no earlier than 5 days after a month-end for month-end portfolio characteristics and no earlier than 10 days after a month-end for money market portfolio reviews, money market performance reports and portfolio holdings); (ii) the Trust or BIMC, as investment adviser and administrator, or PFPC, as sub-administrator, may disclose the Trust’s portfolio securities holdings to selected third parties (such as the providers of auditing, custody and legal services) when the Trust has a legitimate business purpose for doing so; and (iii) as required by the federal securities laws, including the 1940 Act, the Trust shall disclose its portfolio holdings in its applicable regulatory filings, including shareholder reports, reports on Forms N-CSR and N-Q or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.

The policies and procedures also provide that any information about portfolio holdings that may be disclosed to a selected third party for a legitimate business purpose must be kept confidential by such third party, and such third party must not trade on such information. Additionally, the policies and procedures prohibit the Trust, a service provider and any of their affiliated persons (as that term is defined in the 1940 Act) from receiving compensation in any form, whether in cash or otherwise, in connection with the disclosure of information about the Trust’s portfolio securities.

The policies and procedures provide that senior officers of BIMC (i.e., a Managing Director or higher) may authorize the disclosure of the Trust’s portfolio securities as is consistent with these policies and procedures.

In order to seek to ensure that the disclosure of the Trust’s portfolio characteristics and holdings is in the best interests of the Trust’s shareholders and to avoid any potential or actual conflicts of interest with the Trust’s service providers, or any affiliated person (as that term is defined in the 1940 Act) of such entities, the policies and procedures provide that the disclosure of any of the Trust’s portfolio characteristics and holdings for legitimate business purposes must be approved by the Trust’s Board of Trustees in advance of such disclosure. This requirement will not apply to the disclosure of the Trust’s portfolio securities to BIMC or PFPC or the auditors, custodian and legal counsel, or to the following rating or ranking organizations: Lipper, Inc. (“Lipper”), S&P, Moody’s, iMoneyNet, Inc., Thompson Financial Group, LLC and Morningstar, Inc., or as otherwise provided in the policies and procedures.

The policies and procedures provide that the Board will receive annual reports from BIMC stating whether disclosures were made in compliance with the policies and procedures during the previous year, and if so, the report shall describe to whom and under what circumstance such disclosures were made.

INVESTMENT LIMITATIONS

The following is a complete list of investment limitations and policies applicable to each of the Funds or, as indicated below, to specific Funds, that may not be changed without the affirmative votes of the holders of a majority of each Fund’s outstanding shares (as defined below under “Miscellaneous”):

1. A Fund may not borrow money or issue senior securities except to the extent permitted under the 1940 Act.

2. A Fund may not act as an underwriter of securities. A Fund will not be an underwriter for purposes of this limitation if it purchases securities in transactions in which the Fund would not be deemed to be an underwriter for purposes of the Securities Act of 1933.

3. A Fund may not make loans. The purchase of debt obligations, the lending of portfolio securities and the entry into repurchase agreements are not treated as the making of loans for purposes of this limitation.

4. A Fund may not purchase or sell real estate. The purchase of securities secured by real estate or interests therein are not considered to be a purchase of real estate for the purposes of the limitation.

5. A Fund may not purchase or sell commodities or commodities contracts.

6. A Fund may, notwithstanding any other fundamental investment limitations, invest all of its assets in a single open-end investment company or series thereof with substantially the same investment objectives, restrictions and policies as the Fund.

7. TempFund, TempCash, MuniFund and MuniCash: A Fund may not purchase the securities of any issuer if as a result more than 5% of the value of the Fund’s assets would be invested in the securities of such issuer except that up to 25% of the value of the Fund’s assets may be invested without regard to this 5% limitation.

8. TempFund: TempFund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to investments in U.S. Treasury Bills, other obligations issued or guaranteed by the federal government, its agencies and instrumentalities, certificates of deposit, and bankers’ acceptances and (b) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy. (The Fund interprets the exception for “certificates of deposit, and bankers’ acceptances” in this fundamental policy to include other similar obligations of domestic banks and interprets this exception to apply to certificates of deposit and other similar obligations of U.S. branches of foreign banks.)

9. TempCash: TempCash may not purchase any securities which would cause, at the time of purchase, less than 25% of the value of its total assets to be invested in obligations of issuers in the financial services industry or in obligations, such as repurchase agreements, secured by such obligations (unless the Fund is in a temporary defensive position) or which would cause, at the time of purchase, 25% or more of the value of its total assets to be invested in the obligations of issuers in any other industry, provided that (a) there is no limitation with respect to investments in U.S. Treasury Bills and other obligations issued or guaranteed by the federal government, its agencies and instrumentalities and (b) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy.

10. California Money Fund and New York Money Fund: Each of these Funds may not purchase any securities which would cause 25% or more of the Fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions.

11. MuniCash and MuniFund: Under normal circumstances, the Funds may not invest less than 80% of their respective net assets, plus the amount of any borrowings for investment purposes, in a broad range of Municipal Obligations, the income from which, in the opinion of issuers’ bond counsel or, in the case of derivative securities, sponsor’s counsel, is exempt from regular federal income tax. In the alternative, at least 80% of the income distributed by these Funds will be exempt, in the opinion of issuers’ bond or in the case of derivative securities, sponsor’s counsel, from regular federal income tax.

The following is a list of non-fundamental investment limitations applicable to each of the Funds or, as indicated below, to specific Funds. Unlike a fundamental limitation, a non-fundamental investment limitation may be changed without the approval of shareholders.

1. A Fund may not acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the 1940 Act.

2. TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund: The Fund may not invest more than 10% of the value of the Fund’s total assets in illiquid securities, which may be illiquid due to legal or contractual restrictions on resale or the absence of readily available market quotations.

3. California Money Fund and New York Money Fund: The Funds may not invest less than 80% of their respective assets in securities the interest of which is exempt from federal income taxes, except during defensive periods or during periods of unusual market conditions.

4. FedFund: Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a portfolio consisting of U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements relating to such obligations. The Board of Trustees may change the policies set forth in this non-fundamental investment limitation No. 4 without a vote of the shareholders of the Fund as long as shareholders are given 60 days’ prior notice of the change.

5. Federal Trust Fund: Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities thereof, the interest income from which, under current law, generally may not be subject to state income tax by reason of federal law. The Board of Trustees may change the policies set forth in this non-fundamental investment limitation No. 5 without a vote of the shareholders of the Fund as long as shareholders are given 60 days’ prior notice of the change.

6. Treasury Trust Fund: Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, such as bills, notes and trust receipts. The Board of Trustees may change the policies set forth in this non-fundamental investment limitation No. 6 without a vote of the shareholders of the Fund as long as shareholders are given 60 days’ prior notice of the change.

7. T-Fund: Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements relating to direct Treasury obligations. The Board of Trustees may change the policies set forth in this non-fundamental investment limitation No. 7 without a vote of the shareholders of the Fund as long as shareholders are given 60 days’ prior notice of the change.

8. TempFund: Securities purchased by the Fund (or the issuers of such securities) will be First Tier Eligible Securities, which are rated at the time of the purchase in the highest rating category by either S&P or Moody’s, and will be rated in the highest rating category by any other NRSRO that rates such security (or its issuer).

* * *

For purposes of industry concentration policies applicable to MuniCash and MuniFund and industry concentration limitations applicable to New York Money Fund and California Money Fund, the issuers of tax-exempt securities issued by governments or political subdivisions of governments, or their agencies or instrumentalities, are not considered to be members of any industry.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

In General

Information on how to purchase and redeem each Fund’s shares is included in the applicable Prospectuses. The issuance of shares is recorded on a Fund’s books, and share certificates are not issued unless expressly requested in writing. Certificates are not issued for fractional shares.

The regulations of the Comptroller of the Currency provide that funds held in a fiduciary capacity by a national bank approved by the Comptroller to exercise fiduciary powers must be invested in accordance with the instrument establishing the fiduciary relationship and local law. The Trust believes that the purchase of shares of the Funds by such national banks acting on behalf of their fiduciary accounts is not contrary to applicable regulations if consistent with the particular account and proper under the law governing the administration of the account.

Prior to effecting a redemption of shares represented by certificates, PFPC, the Trust’s transfer agent, must have received such certificates at its principal office. All such certificates must be endorsed by the redeeming shareholder or accompanied by a signed stock power, in each instance the signature must be guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, credit union, broker, dealer, municipal securities broker or dealer, government securities broker or dealer, national securities exchanges, registered securities associations, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Signature Program (MSP) and the New York Stock Exchange, Inc. Medallion Securities Program. Signature guarantees that are not part of these programs will not be accepted. A Fund may require any additional information reasonably necessary to evidence that a redemption has been duly authorized.

Under the 1940 Act, a Fund may suspend the right of redemption or postpone the date of payment upon redemption: (i) for any period during which the New York Stock Exchange (“NYSE”) is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted; (ii) for any period during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable; or (iii) for such other periods as the SEC may permit. A Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.

In addition, if, in the opinion of the Trustees of the Trust, ownership of shares has or may become concentrated to an extent which would cause a Fund to be deemed a personal holding company, a Fund may compel the redemption of, reject any order for or refuse to give effect on the books of a Fund to the transfer of a Fund’s shares in an effort to prevent that consequence. A Fund may also redeem shares involuntarily if such redemption appears appropriate in light of a Fund’s responsibilities under the 1940 Act or otherwise. If the Trust’s Board of Trustees determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, a Fund may make payment wholly or partly in securities or other property. In certain instances, a Fund may redeem shares pro rata from each shareholder of record without payment of monetary consideration.

Any institution purchasing shares on behalf of separate accounts will be required to hold the shares in a single nominee name (a “Master Account”). Institutions investing in more than one of the portfolios, or classes of shares, must maintain a separate Master Account for each Fund’s class of shares. Institutions may also arrange with PFPC for certain sub-accounting services (such as purchase, redemption, and dividend record keeping). Sub-accounts may be established by name or number either when the Master Account is opened or later.

The Funds have not entered into any arrangements with any person permitting frequent purchases and redemptions of Fund shares.

Net Asset Value

Net asset value per share of each share in a particular Fund is calculated by adding the value of all portfolio securities and other assets belonging to a Fund, subtracting the Fund’s liabilities, and dividing the result by the number of outstanding shares in the Fund. “Assets belonging to” a Fund consist of the consideration received upon the issuance of Fund shares together with all income, earnings, profits and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets not belonging to a particular portfolio. Assets belonging to a Fund are charged with the direct liabilities of that Fund and with a share of the general liabilities of the Trust allocated on a daily basis in proportion to the relative net assets of each of the portfolios. Determinations made in good faith and in accordance with generally accepted accounting principles by the Board of Trustees as to the allocation of any assets or liabilities with respect to a Fund are conclusive. The expenses that are charged to a Fund are borne equally by each share of the Fund, and payments to Service Organizations are borne solely by the Administration Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares and Plus Shares, respectively.

In computing the net asset value of its shares for purposes of sales and redemptions, each Fund uses the amortized cost method of valuation pursuant to Rule 2a-7. Under this method, a Fund values each of its portfolio securities at cost on the date of purchase and thereafter assumes a constant proportionate accretion of any discount or amortization of any premium until maturity of the security. As a result, the value of a portfolio security for purposes of determining net asset value normally does not change in response to fluctuating interest rates.

While the amortized cost method seems to provide certainty in portfolio valuation, it may result in valuations of a Fund’s securities which are higher or lower than the market value of such securities.

In connection with its use of amortized cost valuation, each Fund limits the dollar-weighted average maturity of its portfolio to not more than 90 days and does not purchase any instrument with a remaining maturity of more than 13 months (with certain exceptions). The Board of Trustees has also established procedures, pursuant to rules promulgated by the SEC, that are intended to stabilize each Fund’s net asset value per share for purposes of sales and redemptions at $1.00. Such procedures include the determination, at such intervals as the Board deems appropriate, of the extent, if any, to which a Fund’s net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, should be initiated. If the Board believes that the amount of any deviation from a Fund’s $1.00 amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten a Fund’s average portfolio maturity, redeeming shares in kind, reducing or withholding dividends, or utilizing a net asset value per share determined by using available market quotations.

MANAGEMENT OF THE FUNDS

Trustees and Officers

The business and affairs of the Trust are managed under the direction of the Board of Trustees. The Trustees and executive officers, their addresses, ages, principal occupations during the past five years and other affiliations are as follows:

Name, Address and Age[1]	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[3] Overseen by Trustee	Other Directorships Held by Trustee
			Interested Trustees

Ralph L. Schlosstein[4] Age: 56	Trustee, Chairman and President	Since 2001	President and Director, BlackRock, Inc.; Trustee: Visiting Board of Overseers of John F. Kennedy School of Government of Harvard University; Financial Institutions Center of The Wharton School of the University of Pennsylvania; American Museum of Natural History; Trinity School; New Visions for Public Education; The Public Theater; The James Beard Foundation; Board of Advisors, Marujupu LLC.	67	Director and Chairman, BlackRock Family of Closed-End Funds; Director and Chairman, Anthracite Capital, Inc.

Paul L. Audet[5] Age: 53	Trustee	Since 2005	Head, Cash Management and Regional Chief Operating Officer, Delaware Office, BlackRock, Inc. (2005 to present); Managing Director, BlackRock, Inc., (1998 to present); Chief Financial Officer, BlackRock, Inc. (1998 to 2005); Treasurer, BlackRock Funds and BlackRock Liquidity Funds (2002 to 2005).	10

Name, Address and Age[1]	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[3] Overseen by Trustee	Other Directorships Held by Trustee
			Disinterested Trustees

G. Nicholas Beckwith, III Age: 61	Trustee and Chairman of the Nominating Committee	Since 1999	Chairman and Chief Executive Officer, Arch Street Management, LLC; Chairman & CEO, Beckwith Blawnox Property LLC; Chariman & CEO, Beckwith Clearfield Property LLC; Chairman & CEO, Beckwith Delmont Property LLC; Chairman & CEO, Beckwith Erie Property LLC; Chairman, Penn West Industrial Trucks LLC; Chairman, President and Chief Executive Officer, Beckwith Machinery Company (until October 2005); Chairman of the Board of Directors, University of Pittsburgh Medical Center; Board of Visitors, University of Pittsburgh School of Medicine; Board of Directors: Shadyside Hospital Foundation; Beckwith Institute for Innovation in Patient Care; Member, Advisory Council on Biology and Medicine, Brown University; Trustee, Claude Worthington Benedum Foundation; Chatham College; University of Pittsburgh; Emeritus Trustee, Shadyside Academy; Board of Directors, National Retail Properties, Inc.; and Beckwith Family Foundation.	10

Jerrold B. Harris Age: 64	Trustee and Vice Chairman of the Governance Committee	Since 1999	Until September 1, 1999, President and Chief Executive Officer, VWR Scientific Products Corp.; Trustee, Ursinus College; Director, BlackRock-Kelso Capital Corp.; Director, Tromner LLC; Director, Wecton Scientific.	10	.

Rodney D. Johnson Age: 65	Trustee and Chairman of the Governance Committee	Since 1999	President, Fairmount Capital Advisors, Inc.; Director, Fox Chase Cancer Center; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia.	10

Name, Address and Age[1]	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[3] Overseen by Trustee	Other Directorships Held by Trustee
Joseph P. Platt, Jr. Age: 59	Trustee and Chairman of the Compliance Committee	Since 1999	Partner, Amarna Corporation, LLC (private investment company); Chairman of the Board, Restaurant Insurance Holding; Director, Jones & Brown (Canadian insurance broker); Director, Greenlight Re (reinsurance company); Partner, Amarna Financial (private investment company); Former Director and Executive Vice President, Johnson and Higgins.	10

Robert C. Robb, Jr. Age: 61	Trustee	Since 1999	Partner, Lewis, Eckert, Robb & Company (management and financial consulting firm); former Trustee, EQK Realty Investors; former Director, Tamaqua Cable Products Company; former Director, Brynwood Partners; former Director, PNC Bank; former Director, Brinks, Inc.	10

Kenneth L. Urish Age: 56	Trustee and Chairman of the Audit Committee	Since 1999	Managing Partner, Urish Popeck & Co. LLC (certified public accountants and consultants); External Advisory Board, The Pennsylvania State University Accounting Department; Trustee, The Holy Family Foundation; AlphaSource Procurement Systems, LP.; Director, Inter-Tel; President and Trustee, Pittsburgh Catholic Publishing Associates.	10

Frederick W. Winter Age: 62	Trustee	Since 1999	Professor and Dean Emeritus (2005-present) and Dean (1997-2005), Joseph M. Katz School of Business – University of Pittsburgh.	10	Director, Alkon Corporation (1992-present); Director, Indotronix International (2004-present); Director, Tippman Sports (2005-present).

Officers

Donald C. Burke 800 Scudders Mill Road Princeton, NJ 08536 Age: 46	Treasurer	Since 2006	Managing Director of BlackRock, Inc. (since 2006); Managing Director of Merrill Lynch Investment Managers (“MLIM”) and Fund Asset Management (“FAM”) (since 2006), First Vice President thereof (1997-2005), Treasurer thereof (since 1999), Vice President thereof (1990-1997).

Jay Fife 800 Scudders Mill Road Princeton, NJ 08536 Age: 36	Assistant Treasurer	Since 2006	Director of BlackRock, Inc. (since 2006); Assistant Treasurer of registered investment companies managed by MLIM (2005–2006), Director of MLIM Fund Services Group (2001–2006).

Neal J. Andrews 100 Bellevue Parkway Wilmington, DE 19809 Age: 41	Assistant Treasurer	Since 2006	Managing Director of BlackRock, Inc. (since August 2006); Senior Vice President and Line of Business Head, Fund Accounting and Administration, PFPC Inc. (1992-2006).

Brian P. Kindelan BlackRock Advisors LLC 100 Bellevue Parkway Wilmington, DE 19809 Age: 47	Secretary	Since March 2005	Managing Director of BlackRock Advisors, LLC (since 2005); Director of BlackRock Advisors, LLC (2001-2004); Vice President of BlackRock Advisors, LLC (1998-2000); Senior Counsel of BlackRock Advisors, LLC (since 1998).

Edward B. Baer BlackRock Inc. 40 E. 52nd Street New York, NY 10022 Age: 38	Assistant Secretary	Since March 2005	Managing Director and Senior Counsel, BlackRock, Inc. (since 2007); Director and Senior Counsel, BlackRock, Inc. (2004-2007); Associate, Willkie Farr & Gallagher LLP (law firm) (2000-2004); Associate, Morgan Lewis & Bockius LLP (law firm) (1995-2000).

Robert E. Putney, III BlackRock Advisors, LLC. 100 Bellevue Parkway Wilmington, DE 19809 Age: 46	Assistant Secretary	Since February 2006	Director and Senior Counsel, BlackRock Advisors, LLC. (2005-present); Deputy General Counsel and Senior Vice President, Old Mutual Capital, Inc. (2004-2005); Deputy General Counsel and Senior Vice President (2004-2005), Senior Legal Counsel and Vice President (2001-2004), Old Mutual Investment Partners, Old Mutual Fund Services and Old Mutual Shareholder Services, Inc.; Deputy General Counsel and Vice President (2004-2005), Senior Legal Counsel and Vice President (2001-2004), Liberty Ridge Capital, Inc.; Vice President and Assistant Secretary, Old Mutual Advisor Funds (2004-2005), Old Mutual Advisor Funds II and Old Mutual Insurance Series Fund (2002-2005); Director and Senior Counsel, Merrill Lynch Investment Managers, L.P. and Princeton Administrators, L.P. (until 2001); Trustee, Frankford Hospital Foundation (1990-2005).

Howard B. Surloff BlackRock, Inc. 40 E. 52nd Street New York, NY 10022 Age: 41	Assistant Secretary	Since September 2006	Managing Director and General Counsel for BlackRock’s US Mutual Funds (since 2006); General Counsel, Goldman Sachs Asset Management (1993-2006); Associate, Sheriff, Friedman, Hoffman and Goodman (1990-1993).

Michael P. Malloy Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103 Age: 47	Assistant Secretary	Since March 2005	Partner, Drinker Biddle & Reath LLP (law firm).

Officers

Bartholomew A. Battista[6] BlackRock, Inc. 40 E. 52nd Street New York, NY 10022 Age: 48	Chief Compliance and Anti-Money Laundering Officer	Since September 2004	Managing Director of BlackRock, Inc. (since 2003); Chief Compliance Officer and Anti-Money Laundering Compliance Officer of BlackRock, Inc. (since 2004); Director of BlackRock, Inc. (1998–2003).

[1]	Each Trustee may be contacted by writing to the Trustee, c/o BlackRock Institutional Management Corporation, 100 Bellevue Parkway, Wilmington, Delaware 19809; Attn: Brian Kindelan.
[2]	Each Trustee serves until his respective successor has been duly elected and qualified. Each officer serves a one year term.
[3]	The Fund Complex consists of all registered investment companies for which BIMC, or its affiliates, serves as investment adviser.
[4]

Mr. Schlosstein is an “interested person” of the Trust, as that term is defined in the 1940 Act, because he is an officer of the Trust and BlackRock, Inc. (“BlackRock”), which is BIMC’s parent, and owns securities of BlackRock.

[5]	Mr. Audet is an “interested person” of the Trust, as that term is defined in the 1940 Act, because he is an officer of BlackRock and owns securities of BlackRock.
[6]	During the year ended October 31, 2006, the Chief Compliance Officer received $159,874 in compensation from the Funds.

The Trust’s Board has an Audit Committee, Governance Committee, Nominating Committee, Compliance Committee and Valuation and Pricing Committee. The Audit Committee, which consists of Messrs. Urish, Harris and Platt, provides assistance to the Board in fulfilling its legal and fiduciary obligations with respect to matters involving the accounting, auditing, financial reporting and internal control functions of the Trust. This includes supervising the Trust’s independent auditors, Deloitte & Touche. The Audit Committee met four times during the Trust’s fiscal year ended October 31, 2006. The Trust’s Governance Committee is comprised of Trustees of the Trust who are not “interested persons” (as defined in the 1940 Act). Its purpose is, among other things: (i) to act as liaison between the Trust and its service providers; (ii) to establish and review fund governance polices and practices; and (iii) to consider and vote on matters requiring the approval of the Trust’s disinterested Trustees. The Governance Committee met four times during the Trust’s fiscal year ended October 31, 2006. The Nominating Committee, which consists of Messrs. Beckwith, Robb and Winter, all of whom are disinterested Trustees, is responsible for considering candidates for election to the Trust’s Board in the event a position is vacated or created. In connection with the identification, selection and nomination of candidates to the Board of Trustees, the Nominating Committee evaluates the qualifications of candidates for Board membership and their independence from the Adviser and other principal service providers. The Nominating Committee considers the effect of any relationships beyond those delineated in the 1940 Act that might impair independence (e.g., business, financial or family relationships with the Adviser or other service providers). Persons selected to serve as independent trustees must not be “interested persons” of the Trust as defined by the 1940 Act. Specific qualifications shall be based on the needs of the Board at the time of the nomination. The Nominating Committee will consider nominees recommended by the Trust’s shareholders. Shareholders who wish to recommend a nominee should send nominations to the Trust’s Secretary. The Committee assesses shareholder nominees in the same manner it reviews its own nominations. The Nominating Committee met twice during the Trust’s fiscal year ended October 31, 2006. The Trust’s Compliance Committee is comprised of Trustees of the Trust who are not “interested persons” (as defined in the 1940 Act). Its purpose is to provide assistance to the Board in fulfilling its responsibility with respect to oversight of compliance matters involving the Funds. The Compliance Committee met three times during the Trust’s fiscal year ended October 31, 2006. The Valuation and Pricing Committee consists of all of the Trustees of the Trust. Its purpose is to, among other things, oversee the valuation and pricing of securities held by each portfolio of the Trust. The Valuation and Pricing Committee did not meet during the fiscal year ended October 31, 2006.

The following table provides certain information about the fees received by the Trustees of the Trust and the Chief Compliance Officer for the fiscal year ended October 31, 2006.

Name of Person, Position	Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from Trust and Trust Complex

	Interested Trustees

Ralph L. Schlosstein, Trustee, Chairman and President[1]	N/A	N/A	N/A	N/A

Paul Audet[1]	N/A	N/A	N/A	N/A

	Disinterested Trustees

G. Nicholas Beckwith, III, Trustee and Chairman of the Nominating Committee	$72,000	N/A	N/A	$72,000

Jerrold B. Harris, Trustee and Vice Chairman of the Governance Committee	$80,000	N/A	N/A	$80,000

Rodney D. Johnson, Trustee and Chairman of the Governance Committee	$63,000	N/A	N/A	$63,000

Joseph P. Platt, Jr., Trustee	$60,500	N/A	N/A	$60,500

Robert C. Robb, Jr., Trustee	$75,000	N/A	N/A	$75,000

Kenneth L. Urish, Trustee and Chairman of the Audit Committee	$85,000	N/A	N/A	$85,000

Frederick W. Winter, Trustee	$75,000	N/A	N/A	$75,000

	Executive Officers

Bartholomew A. Battista, Chief Compliance and Anti-Money Laundering Officer	$159,874	N/A	N/A	$562,684

[1]	This Trustee is considered by the Trust to be an “interested person” of the Trust as defined by the 1940 Act.

Beckwith Machinery Company, of which Mr. Beckwith was, until October 7, 2005, President and Chief Executive Officer, engaged in machinery and service sales transactions with PNC Leasing that totaled approximately $245,000 for the period January 1, 2005 though October 7, 2005. These transactions represented less than 0.1% of Beckwith Machinery Company’s overall sales. PennWest Industrial Trucks, LLC, of which Mr. Beckwith and his family own a majority interest, lease three trucks from PNC Leasing. The lease for the three trucks was assigned to PennWest on October 7, 2005. The total value of the lease payments over the full term of the lease for the three trucks is $129,600. The lease term is 72 months. PNC Leasing is a subsidiary of PNC, which is the indirect majority-owner of BlackRock. BlackRock is the parent of the Trust’s Adviser.

Drinker Biddle & Reath LLP, of which Mr. Malloy is a partner, receives legal fees as counsel to the Trust. Except for Mr. Battista, no employee of BDI, BIMC, PFPC or PNC receives any compensation from the Trust for acting as an officer or Trustee of the Trust. The Trust compensates Mr. Battista for his services as its Chief Compliance Officer. The Trust also pays a portion of the compensation of certain members of the staff of the Chief Compliance Officer.

The Trustees beneficially owned shares of the Funds as of December 31, 2006, with values within the ranges indicated in the following chart:

Name of Trustee	Dollar Range of Equity Securities in the Funds*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Interested Trustees

Ralph L. Schlosstein, Trustee, Chairman and President	none	none

Paul Audet	none	none

Disinterested Trustees

G. Nicholas Beckwith, III, Trustee and Chairman of the Nominating Committee	none	none

Jerrold B. Harris, Trustee and Vice Chairman of the Governance Committee	none	none

Rodney D. Johnson, Trustee and Chairman of the Governance Committee	none	none

Joseph P. Platt, Jr., Trustee	none	none

Robert C. Robb, Jr., Trustee	none	none

Kenneth L. Urish, Trustee and Chairman of the Audit Committee	none	none

Frederick W. Winter, Trustee	none	none

As of February 2, 2007, the Trustees and officers of the Trust as a group owned less than 1% of the shares of each of the Funds and less than 1% of the outstanding shares of all the Funds in the aggregate.

Management Services

BIMC provides both investment advisory and administration services to the Trust under a management agreement dated February 21, 2007 (the “Management Agreement”). The

* Shares of the Funds are only made available to institutional investors purchasing on their own behalf or on behalf of their customers.

advisory services provided by BIMC under the Management Agreement are described under the “Portfolio Transactions” section above and in the Funds’ Prospectuses.

The administrative services provided by BIMC under the Management Agreement will be as follows: (i) assist generally in supervising the Funds’ operations, including providing for (a) the preparation, supervision and mailing of purchase and redemption order confirmations to shareholders of record, (b) the operation of an automated data processing system to process purchase and redemption orders, (c) maintenance of a back-up procedure to reconstruct lost purchase and redemption data, (d) information concerning the Funds to their shareholders of record, (e) handling shareholder problems, (f) the services of employees to preserve and strengthen shareholder relations, and (g) the monitoring of arrangements pertaining to the Funds’ agreements with Service Organizations; (ii) assure that persons are available to receive and transmit purchase and redemption orders; (iii) participate in the periodic updating of the Funds’ prospectuses; (iv) accumulate information for and coordinate the preparation of reports to the Funds’ shareholders and the SEC; (v) maintain the registration of the Funds’ shares for sale under state securities laws; (vi) provide for fund accounting services; and (vii) assist in the monitoring of regulatory and legislative developments which may affect the Trust, participate in counseling and assist the Trust in relation to routine regulatory examinations and investigations, and work with the Trust’s counsel in connection with regulatory matters and litigation. The Management Agreement authorizes BIMC to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. As discussed under “Sub-Administrator,” BIMC has engaged PFPC, pursuant to a separate sub-administration agreement, to provide sub-administrative services to the Funds.

For the advisory and administration services provided and expenses assumed by it under the Management Agreement, BIMC is entitled to receive the following annual fees computed daily based upon each Fund’s average daily net assets and paid monthly:

Fund	TempFund	TempCash, MuniFund and MuniCash	California Money Fund and New York Money
Management Fee

.350% of the first $1 billion

.300% of the next $1 billion

.250% of the next $1 billion

.200% of the next $1 billion

.195% of the next $1 billion

.190% of the next $1 billion

.180% of the next $1 billion

.175% of the next $1 billion

.170% of amounts in excess

of $8 billion.

.350% of the first $1 billion

.300% of the next $1 billion

.250% of the next $1 billion

.200% of the next $1 billion

.195% of the next $1 billion

.190% of the next $1 billion

.185% of the next $1 billion

.180% of amounts in excess

of $7 billion.

.375% of the first $1 billion .350% of the next $1 billion .325% of the next $1 billion .300% of amounts in excess of $3 billion.

The following annual fees shall be computed daily and paid monthly:

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund
Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion. **
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

The Management Fee is equal to Calculation A plus Calculation B.

*	Based on the combined average net assets of the FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund.
**	Based on the average net assets of each portfolio.

Until February 28, 2008, BIMC, as investment manager, has contractually agreed to reduce its fees and reimburse ordinary operating expenses to ensure that the combined “Management Fees” and “Miscellaneous Expenses” do not exceed 0.18% of the average daily net assets of TempFund and TempCash and 0.20% of the average daily net assets of FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund. The waiver agreement may not be terminated before February 28, 2008. Any fees waived by BIMC with respect to a particular fiscal year are not recoverable.

Prior to February 21, 2006, BIMC managed each Fund under an advisory agreement (the “Prior Advisory Agreement”) and BIMC and PFPC provided administrative services to the Funds, as co-administrators under an administration agreement (the “Prior Administration Agreement”). The fees payable by the Funds under the Management Agreement with BIMC are higher than the advisory fee rates payable under the Prior Advisory Agreement, but equal to the total of advisory fees payable under the Prior Advisory Agreement plus fees payable for administrative services under the Prior Administration Agreement. As a result, in the table below the Management Fees received by BIMC for the period from November 1, 2005 to February 21, 2006 has been restated to include the advisory fee paid to BIMC as well as the administration fee received by BIMC and PFPC under the Prior Advisory and Prior Administration Agreements. The following chart provides information with respect to the management fees paid (net of waivers) and management fees waived for the fiscal year ended October 31, 2006.

	2006
FUND	MANAGEMENT FEES PAID	MANAGEMENT FEES WAIVED
TempFund	$53,619,395	$7,984,390
TempCash	19,685,118	6,584,573
FedFund	5,975,357	2,566,833
T-Fund	7,872,994	2,864,689
Federal Trust Fund	164,967	199,457
Treasury Trust Fund	2,132,827	1,300,380
MuniFund	4,774,360	3,494,816
MuniCash	2,720,126	2,507,458
California Money Fund	1,485,510	1,794,066
New York Money Fund	835,412	1,042,749

The following chart provides information with respect to the advisory fees paid (net of waivers) and advisory fees waived for the fiscal years ended October 31, 2005 and 2004 under the Prior Advisory Agreement between the Trust and BIMC.

	2005		2004
FUND	ADVISORY FEES PAID	ADVISORY FEES WAIVED	ADVISORY FEES PAID	ADVISORY FEES WAIVED
TempFund	$19,169,789	$3,754,119	$17,858,711	$3,241,970
TempCash	7,651,400	3,088,393	8,285,322	2,952,403
FedFund	1,798,589	1,253,285	1,754,373	1,184,871
T-Fund	2,672,101	1,393,985	2,373,993	1,344,922
Federal Trust Fund	25,038	92,896	54,713	107,520
Treasury Trust Fund	770,442	715,368	895,168	761,615
MuniFund	2,407,904	1,825,099	1,764,670	1,432,694
MuniCash	2,033,467	1,611,135	2,138,856	1,574,277
California Money Fund	594,985	646,176	459,282	502,387
New York Money Fund	361,003	419,516	330,114	361,820

The following chart provides information with respect to the administration fees paid (net of waivers) and administration fees waived for the fiscal years ended October 31, 2005 and 2004 under the Prior Administration Agreement among the Trust, BIMC, and PFPC.

FUND	2005		2004
	ADMINISTRATION FEES PAID	ADMINISTRATION FEES WAIVED	ADMINISTRATION FEES PAID	ADMINISTRATION FEES WAIVED
TempFund	$25,780,036	$3,754,119	$23,687,574	$3,241,970
TempCash	8,586,480	3,088,394	9,344,752	2,952,403
FedFund	2,839,932	1,253,286	2,750,317	1,184,871
T-Fund	3,676,067	1,393,985	3,375,385	1,344,922
Federal Trust Fund	88,267	92,896	138,990	107,520
Treasury Trust Fund	1,485,287	715,368	1,643,460	761,615
MuniFund	2,407,904	1,825,099	1,764,670	1,432,694
MuniCash	2,035,467	1,609,135	2,138,856	1,574,277
California Money Fund	439,840	646,176	339,073	502,387
New York Money Fund	263,439	419,516	243,622	361,820

A discussion regarding the Trustees’ basis for approving the Management Agreement in 2006 is available in the Trust’s annual report dated October 31, 2006.

Potential Conflicts of Interest

Activities of BIMC; BlackRock, Inc. and its affiliates (collectively, “BlackRock”); The PNC Financial Services Group and its affiliates (collectively, “PNC”); Merrill Lynch & Co., Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated and their affiliates (collectively, “Merrill Lynch”); and Other Accounts Managed by BlackRock, PNC or Merrill Lynch.

BlackRock is one of the world’s largest asset management firms. Merrill Lynch is a full service investment banking, broker-dealer, asset management and financial services organization. PNC is a diversified financial services organization spanning the retail, business and corporate markets. BlackRock, Merrill Lynch and PNC are affiliates of one another. BlackRock, PNC and Merrill Lynch (including, for these purposes, their directors, partners, trustees, managing members, officers and employees), including the entities and personnel who may be involved in the investment activities and business operations of a Fund, are engaged worldwide in businesses and have interests other than that of managing the Funds. These are considerations of which investors in a Fund should be aware, and which may cause conflicts of interest that could disadvantage the Fund. These activities and interests include potential multiple advisory, transactional, financial and other interests in securities and other instruments, and companies that may be purchased or sold by a Fund.

BlackRock offers a full range of equity, fixed income, cash management and alternative investment products with strong representation in both retail and institutional channels, in the United States and in non-U.S. markets. BlackRock has over 4,500 employees in 18 countries and is a major presence in most key markets, including the United States, the United Kingdom, Asia, Australia, the Middle East and Europe.

BlackRock and its affiliates, including, without limitation, PNC and Merrill Lynch and its advisory affiliates, have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of a Fund and/or that engage in transactions in the same types of securities and instruments as the Funds. Merrill Lynch and its affiliates are also major participants in the global fixed income markets on a proprietary basis and for the accounts of customers. As such, BlackRock, PNC and Merrill Lynch and their affiliates are or may be actively engaged in transactions in the same securities and instruments in which a Fund invests. Such activities could affect the prices and availability of the securities and instruments in which a Fund invests, which could have an adverse impact on the Fund’s performance. Such transactions, particularly in respect of most proprietary accounts or customer accounts, will be executed independently of a Fund’s transactions and thus at prices or rates that may be more or less favorable than those obtained by the Fund. When BIMC and its advisory affiliates seek to purchase or sell the same assets for their managed accounts, including a Fund, the assets actually purchased or sold may be allocated among the accounts on a basis determined in their good faith discretion to be equitable. In some cases, this system may adversely affect the size or price of the assets purchased or sold for a Fund.

In addition, transactions in investments by one or more other accounts managed by BlackRock, PNC or Merrill Lynch may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of a Fund. This may occur when investment decisions regarding a Fund are based on research or other information that is also used to support decisions for other accounts. When BlackRock, PNC or Merrill Lynch implements a portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with, similar decisions or strategies for a Fund, market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or the Fund could otherwise be disadvantaged. BlackRock, PNC or Merrill Lynch may, in certain cases, elect to implement internal policies and procedures designed to limit such consequences, which may cause a Fund to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so.

Conflicts may also arise because portfolio decisions regarding a Fund may benefit other accounts managed by BlackRock, PNC or Merrill Lynch.

BlackRock, PNC, Merrill Lynch and their clients may pursue or enforce rights with respect to an issuer in which a Fund has invested, and those activities may have an adverse effect on the Fund. As a result, prices, availability, liquidity and terms of the Fund’s investments may be negatively impacted by the activities of BlackRock, PNC, Merrill Lynch or their clients, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.

The results of a Fund’s investment activities may differ significantly from the results achieved by BIMC and its affiliates for their proprietary accounts or other accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that BlackRock and its affiliates and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by a Fund. Moreover, it is possible that a Fund will sustain losses during periods in which BlackRock and its affiliates achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible.

From time to time, a Fund’s activities may also be restricted because of regulatory restrictions applicable to BlackRock and its affiliates, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when BIMC, and/or its affiliates, will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which BIMC and/or its affiliates are performing services or when position limits have been reached.

In connection with its management of a Fund, BIMC may have access to certain fundamental analysis and proprietary technical models developed by BlackRock or its affiliates (including Merrill Lynch). BIMC will not be under any obligation, however, to effect transactions on behalf of a Fund in accordance with such analysis and models. In addition, neither BlackRock nor any of its affiliates (including Merrill Lynch and PNC) will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of a Fund and it is not anticipated that BIMC will have access to such information for the purpose of managing the Fund. The proprietary activities or portfolio strategies of BlackRock and its affiliates (including Merrill Lynch and PNC) or the activities or strategies used for accounts managed by them or other customer accounts could conflict with the transactions and strategies employed by BIMC in managing a Fund.

In addition, certain principals and certain employees of BIMC are also principals or employees of BlackRock, Merrill Lynch, PNC or their affiliated entities. As a result, the performance by these principals and employees of their obligations to such other entities may be a consideration of which investors in a Fund should be aware.

BIMC may enter into transactions and invest in securities and instruments on behalf of a Fund in which customers of BlackRock, PNC, Merrill Lynch, or, to the extent permitted by the Commission, BlackRock, PNC or Merrill Lynch, serve as the counterparty, principal or issuer. In such cases, such party’s interests in the transaction will be adverse to the interests of the Fund, and such party may have no incentive to assure that the Fund obtains the best possible prices or terms in connection with the transactions. In addition, the purchase, holding and sale of such investments by a Fund may enhance the profitability of BlackRock, Merrill Lynch and/or PNC. Merrill Lynch and its affiliates may also create, write or issue derivatives for customers of Merrill Lynch or its affiliates, the underlying securities or instruments of which may be those in which a Fund invests or which may be based on the performance of the Fund. A Fund may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by Merrill Lynch or its affiliates and may also enter into transactions with other clients of BlackRock or its affiliates where such other clients have interests adverse to those of the Fund. At times, these activities may cause departments of BlackRock or its affiliates to give advice to clients that may cause these clients to take actions adverse to the interests of the Fund. To the extent affiliated transactions are permitted, a Fund will deal with BlackRock and its affiliates on an arms-length basis. BlackRock, PNC or Merrill Lynch or an affiliate may also have an ownership interest in certain trading or information systems used by a Fund. A Fund’s use of such trading or information systems may enhance the profitability of BlackRock and its affiliates.

The Trust, BlackRock Advisors, Inc. and PNC have received exemptive relief from the SEC permitting the Trust, in connection with PNC’s subsidiary banks’ same day sweep program, to engage in overnight repurchase transactions in which PNC, or any entity that controls, is controlled by or is under common control with PNC, is the counterparty, subject to certain conditions that are set forth in the preceding “Repurchase Agreements” section.

A Fund from time to time may purchase in the secondary market (i) certain mortgage pass-through securities packaged and master serviced by PNC Mortgage Corp. (“PNC Mortgage”) or Midland Loan Services, Inc. (“Midland”), or (ii) mortgage-related securities containing loans or mortgages originated by PNC Bank, National Association (“PNC Bank”) or its affiliates. It is possible that under some circumstances, PNC Mortgage, Midland or other affiliates could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against PNC Mortgage, Midland or their affiliates. For example, if PNC Mortgage, Midland or their affiliates engaged in negligence or willful misconduct in carrying out their duties as a master servicer, then any holder of the mortgage-backed security could seek recourse against PNC Mortgage, Midland or their affiliates, as applicable. Also, as a master servicer, PNC Mortgage, Midland or their affiliates may make certain representations and warranties regarding the quality of the mortgages and properties underlying a mortgage-backed security. If one or more of those representations or warranties is false, then the holders of the mortgage-backed securities could trigger an obligation of PNC Mortgage, Midland or their affiliates, as applicable, to repurchase the mortgages from the issuing trust. Finally, PNC Mortgage, Midland or their affiliates may own securities that are subordinate to the senior mortgage-backed securities owned by a Fund.

BlackRock, PNC or Merrill Lynch may act as broker, dealer, agent, lender or advisor or in other commercial capacities for a Fund. It is anticipated that the commissions, mark ups, mark downs, financial advisory fees, underwriting and placement fees, sales fees, financing and commitment fees, brokerage fees, other fees, compensation or profits, rates, terms and conditions charged by BlackRock, PNC or Merrill Lynch will be in their view commercially reasonable, although BlackRock, PNC or Merrill Lynch, including their sales personnel, will have an interest in obtaining fees and other amounts that are favorable to them and such sales personnel.

In addition, two exemptive orders received from the Commission permit Merrill Lynch and its affiliates, including BIMC, to execute certain transactions through Merrill Lynch broker-dealer affiliates. The first exemptive order permits the taxable Funds to execute transactions with Merrill Lynch broker-dealer affiliates to purchase money market securities, subject to certain conditions. The second exemptive order permits the tax-exempt Funds to execute transactions through Merrill Lynch, Pierce, Fenner & Smith Incorporated, a broker-dealer affiliate, in the secondary market or in fixed price dollar offerings not involving underwriting syndicates with respect to short-term tax-exempt securities, subject to certain conditions. The conditions for these two exemptive orders are set forth in the preceding “Portfolio Transactions” section.

Subject to applicable law, BlackRock, PNC or Merrill Lynch (and their personnel and other distributors) will be entitled to retain fees and other amounts that they receive in connection with their service to the Funds as broker, dealer, agent, lender, advisor or in other commercial capacities and no accounting to the Funds or their shareholders will be required, and no fees or other compensation payable by the Funds or their shareholders will be reduced by reason of receipt by BlackRock, PNC or Merrill Lynch of any such fees or other amounts. When BlackRock, PNC or Merrill Lynch acts as broker, dealer, agent, advisor or in other commercial capacities in relation to the Funds, BlackRock, PNC or Merrill Lynch may take commercial steps in its own interests, which may have an adverse effect on the Funds.

A Fund will be required to establish business relationships with its counterparties based on the Fund’s own credit standing. Neither BlackRock nor its affiliates will have any obligation to allow their credit to be used in connection with a Fund’s establishment of its business relationships, nor is it expected that the Fund’s counterparties will rely on the credit of BlackRock or any of its affiliates in evaluating the Fund’s creditworthiness.

Purchases and sales of securities for a Fund may be bunched or aggregated with orders for other BlackRock client accounts. BIMC and its affiliates, however, are not required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that bunching or aggregating is not practicable, required or with cases involving client direction.

Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.

BIMC may select brokers (including, without limitation, affiliates of BIMC) that furnish BIMC, the Funds, other BlackRock client accounts or their affiliates or personnel, directly or through correspondent relationships, with research or other appropriate services which provide, in BIMC’s view, appropriate assistance to BIMC in the investment decision-making process (including with respect to futures, fixed-price offerings and over-the-counter transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data; financial publications; proxy analysis; trade industry seminars; computer data bases; quotation equipment and services; and research-oriented computer hardware, software and other services and products. Research or other services obtained in this manner may be used in servicing any or all of the Funds and other BlackRock client accounts, including in connection with BlackRock client accounts other than those that pay commissions to the broker relating to the research or other service arrangements. Such products and services may disproportionately benefit other BlackRock client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other BlackRock client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other BlackRock client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Funds and to such other BlackRock client accounts. To the extent that BIMC uses soft dollars, it will not have to pay for those products and services itself. BIMC may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that BIMC receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by BIMC.

BIMC may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BIMC believes are useful in their investment decision-making process. BIMC may from time to time choose not to engage in the above described arrangements to varying degrees.

BlackRock has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Funds, and to help ensure that such decisions are made in accordance with BlackRock’s fiduciary obligations to its clients. Nevertheless, notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of BlackRock may have the effect of favoring the interests of other clients or businesses of other divisions or units of BlackRock, PNC, Merrill Lynch and/or their affiliates, provided that BlackRock believes such voting decisions to be in accordance with its fiduciary obligations. For a more detailed discussion of these policies and procedures, see “Proxy Voting Policies and Procedures.”

It is also possible that, from time to time, BlackRock or any of its affiliates may, although they are not required to, purchase and hold shares of a Fund. Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. BlackRock and its affiliates reserve the right to redeem at any time some or all of the shares of a Fund acquired for their own accounts. A large redemption of shares of a Fund by BlackRock or its affiliates could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio. BlackRock will consider the effect of redemptions on a Fund and other shareholders in deciding whether to redeem its shares.

It is possible that a Fund may invest in debt securities of companies with which Merrill Lynch has or is trying to develop investment banking relationships as well as securities of entities in which BlackRock, PNC or Merrill Lynch has significant debt or equity investments or in which Merrill Lynch makes a market. A Fund also may invest in securities of companies to which BlackRock or Merrill Lynch provides or may someday provide research coverage. Such investments could cause conflicts between the interests of a Fund and the interests of other BlackRock or Merrill Lynch clients. In making investment decisions for a Fund, BIMC is not permitted to obtain or use material non-public information acquired by any division, department or affiliate of BlackRock in the course of these activities. In addition, from time to time, Merrill Lynch’s activities may limit a Fund’s flexibility in purchases and sales of securities. When Merrill Lynch is engaged in an underwriting or other distribution of securities of an entity, BIMC may be prohibited from purchasing or recommending the purchase of certain securities of that entity for a Fund.

BlackRock, PNC, Merrill Lynch, their personnel and other financial service providers have interests in promoting sales of the Funds. With respect to BlackRock, PNC, Merrill Lynch and their personnel, the remuneration and profitability relating to services to and sales of the Funds or other products may be greater than remuneration and profitability relating to services to and sales of certain funds or other products that might be provided or offered. BlackRock, PNC, Merrill Lynch and their sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the Funds or their shareholders. BlackRock and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions may also be higher than for other products or services, and the remuneration and profitability to BlackRock, PNC, Merrill Lynch and such personnel resulting from transactions on behalf of or management of the Funds may be greater than the remuneration and profitability resulting from other funds or products.

BlackRock, PNC, Merrill Lynch and their personnel may receive greater compensation or greater profit in connection with an account for which BlackRock serves as an adviser than with an account advised by an unaffiliated investment adviser. Differentials in compensation may be related to the fact that BlackRock may pay a portion of its advisory fee to the unaffiliated investment adviser, or relate to compensation arrangements, including for portfolio management, brokerage transactions or account servicing. Any differential in compensation may create a financial incentive on the part of BlackRock, PNC, Merrill Lynch and their personnel to recommend BlackRock over unaffiliated investment advisers or to effect transactions differently in one account over another.

BlackRock may also have relationships with, and purchase, or distribute or sell, services or products from or to, distributors, consultants and others who recommend the Funds,

or who engage in transactions with or for the Funds. For example, BlackRock may participate in industry and consultant sponsored conferences and may purchase educational, data related or other services from consultants or other third parties that it deems to be of value to its personnel and its business. The products and services purchased from consultants may include, but are not limited to, those that help BlackRock understand the consultant’s points of view on the investment management process. Consultants and other parties that provide consulting or other services to potential investors in the Funds may receive fees from BlackRock or the Funds in connection with the distribution of shares in the Funds or other BlackRock products. For example, BlackRock may enter into revenue or fee sharing arrangements with consultants, service providers, and other intermediaries relating to investments in mutual funds, collective trusts, or other products or services offered or managed by BIMC. BlackRock may also pay a fee for membership in industry-wide or state and municipal organizations or otherwise help sponsor conferences and educational forums for investment industry participants including, but not limited to, trustees, fiduciaries, consultants, administrators, state and municipal personnel and other clients. BlackRock’s membership in such organizations allows BlackRock to participate in these conferences and educational forums and helps BlackRock interact with conference participants and to develop an understanding of the points of view and challenges of the conference participants. In addition, BlackRock’s personnel, including employees of BlackRock, may have board, advisory, brokerage or other relationships with issuers, distributors, consultants and others that may have investments in the Funds or that may recommend investments in the Funds. In addition, BlackRock, including BIMC, may make charitable contributions to institutions, including those that have relationships with clients or personnel of clients. BlackRock’s personnel may also make political contributions. As a result of the relationships and arrangements described in this paragraph, consultants, distributors and other parties may have conflicts associated with their promotion of the Funds or other dealings with the Funds that create incentives for them to promote the Funds or certain portfolio transactions.

To the extent permitted by applicable law, BlackRock may make payments to authorized dealers and other financial intermediaries (“Intermediaries”) from time to time to promote the Funds and/or other BlackRock products. In addition to placement fees, sales loads or similar distribution charges, such payments may be made out of BlackRock’s assets, or amounts payable to BlackRock rather than a separately identified charge to the Funds or other products. Such payments may compensate Intermediaries for, among other things: marketing the Funds and other products; access to the Intermediaries’ registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; marketing support; and/or other specified services intended to assist in the distribution and marketing of the Funds and other products. The payments may also, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote certain products, as well as sponsor various educational programs, sales contests and/or promotions. The additional payments by BlackRock may also compensate Intermediaries for sub-accounting, administrative and/or shareholder processing services that are in addition to the fees paid for these services by such products.

The payments made by BlackRock may be different for different Intermediaries. The presence of these payments and the basis on which an Intermediary compensates its registered representatives or salespersons may create an incentive for a particular Intermediary, registered representative or salesperson to highlight, feature or recommend certain products based, at least in part, on the level of compensation paid.

To the extent permitted by applicable law, a Fund may invest all or some of its short term cash investments in any money market fund advised or managed by BlackRock. In connection with any such investments, a Fund, to the extent permitted by the 1940 Act, may pay its share of expenses of a money market fund in which it invests, which may result in a Fund bearing some additional expenses

BIMC and its affiliates will not purchase securities or other property from, or sell securities or other property to, a Fund, except that the Fund may in accordance with rules adopted under the Investment Company Act engage in transactions with accounts that are affiliated with the Fund as a result of common officers, directors, or investment advisers. These transactions would be effected in circumstances in which BIMC determined that it would be appropriate for the Fund to purchase and another client to sell, or the Fund to sell and another client to purchase, the same security or instrument on the same day.

From time to time, the activities of a Fund may be restricted because of regulatory requirements applicable to BlackRock, PNC or Merrill Lynch and/or BlackRock’s internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by BlackRock would not be subject to some of those considerations. There may be periods when BIMC may not initiate or recommend certain types of transactions, or may otherwise restrict or limit their advice in certain securities or instruments issued by or related to companies for which BlackRock, PNC or Merrill Lynch is performing investment banking, market making or other services or has proprietary positions. For example, when Merrill Lynch is engaged in an underwriting or other distribution of securities of, or advisory services for, a company, the Funds may be prohibited from or limited in purchasing or selling securities of that company. Similar situations could arise if personnel of BlackRock or its affiliates serve as directors of companies the securities of which the Funds wish to purchase or sell. However, if permitted by applicable law, the Funds may purchase securities or instruments that are issued by such companies or are the subject of an underwriting, distribution, or advisory assignment by BlackRock, Merrill Lynch or PNC, or in cases in which personnel of BlackRock or its affiliates are directors or officers of the issuer.

The investment activities of BlackRock, PNC, Merrill Lynch and their affiliates for their proprietary accounts and for client accounts may also limit the investment strategies and rights of the Funds. For example, in regulated industries, corporate and regulatory ownership definitions, and in certain futures and derivative transactions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded without the grant of a license or other regulatory or corporate consent or, if exceeded, may cause BlackRock, the Funds or other client accounts to suffer disadvantages or business restrictions. If certain aggregate ownership thresholds are reached or certain transactions undertaken, the ability of BIMC on behalf of clients (including the Funds) to purchase or dispose of investments, or exercise rights or undertake business transactions, may be restricted by regulation or otherwise impaired. As a result, BIMC on behalf of clients (including the Funds) may limit purchases, sell existing investments, or otherwise restrict or limit the exercise of rights (including voting rights) when BIMC, in its sole discretion, deem it appropriate.

Present and future activities of BlackRock and its affiliates, including BIMC, in addition to those described in this section, may give rise to additional conflicts of interest.

Sub-Administrator

PFPC serves as the Trust’s sub-administrator. PFPC has its principal business address at 301 Bellevue Parkway, Wilmington, Delaware 19809 and is an indirect, wholly-owned subsidiary of PNC and is an affiliate of BIMC. As the Trust’s sub-administrator, PFPC has agreed to provide the following administration and accounting services with respect to the Funds: (i) assist generally in supervising the Funds’ operations, including providing for (a) the preparation, supervision and mailing of purchase and redemption order confirmations to shareholders of record, (b) the operation of an automated data processing system to process purchase and redemption orders, (c) maintenance of a back-up procedure to reconstruct lost purchase and redemption data, (ii) assure that persons are available to receive and transmit purchase and redemption orders; (iii) participate in the periodic updating of the Funds’ prospectuses; (iv) accumulate information for and coordinate the preparation of reports to the Funds’ shareholders and the SEC; (v) maintain the registration of the Funds’ shares for sale under state securities laws; (vi) provide for fund accounting services; and (vii) assist in the monitoring of regulatory and legislative developments which may affect the Trust and work with the Trust’s counsel in connection with regulatory matters and litigation.

For sub-administrative services, PFPC is entitled to receive from BIMC compensation as set forth below:

Asset Based Fee:

An annual fee calculated based upon each Fund’s average daily net assets and paid monthly:

.0155% of each Fund’s first $1 billion of average daily net assets;

.0130% of each Fund’s next $1 billion of average daily net assets;

.0120% of each Fund’s next $1 billion of average daily net assets; and,

.0100% of each Fund’s average daily net assets in excess of $3 billion.

Annual Base Fee:

An annual base fee of $15,000 per Fund; the aggregate annual base fee is allocated to each Fund based on the Fund’s pro rata portion of the total net assets of the Trust.

Multiple Class Fee:

An annual multiple class fee of $1,500 per class per Fund for each class in existence at any point during a year beyond the first six classes in a Fund.

Distributor

BDI serves as the distributor of the Trust’s shares. BDI, a wholly-owned subsidiary of PFPC Distributors, Inc., is a Delaware corporation and has its principal business address at 760 Moore Road, King of Prussia, PA 19406. BIMC is an affiliate of PFPC Distributors, Inc. and BDI. Each Fund’s shares are sold on a continuous basis by the distributor as agent, although it is not obliged to sell any particular amount of shares. The distributor pays the cost of printing and distributing prospectuses to persons who are not shareholders of the Funds (excluding preparation and printing expenses necessary for the continued registration of the Fund shares). The distributor prepares or reviews, provides advice with respect to, and files with the federal and state agencies or other organizations as required by federal, state or other applicable laws and regulations, all sales literature (advertisements, brochures and shareholder communications) for each of the Funds and any class or subclass thereof. No compensation is payable by the Trust to the distributor for its distribution services.

Custodian and Transfer Agent

Pursuant to a Custodian Agreement, PFPC Trust Company, an affiliate of the Adviser, serves as each Fund’s custodian, holding a Fund’s portfolio securities, cash and other property. PFPC Trust Company has its principal offices at 400 Bellevue Parkway, Wilmington, Delaware 19809, with an additional custodial services location at 8800 Tinicum Boulevard, Philadelphia, PA 19153. Under the Custodian Agreement, PFPC Trust Company has agreed to provide the following services: (i) maintain a separate account or accounts in the name of a Fund; (ii) hold and disburse portfolio securities on account of a Fund; (iii) collect and make disbursements of money on behalf of a Fund; (iv) collect and receive all income and other payments and distributions on account of a Fund’s portfolio securities; and (v) make periodic reports to the Board of Trustees concerning a Fund’s operations.

PFPC Trust Company is also authorized to select one or more banks or trust companies to serve as sub-custodian or agent on behalf of a Fund, provided that PFPC Trust Company shall remain responsible for the performance of all of its duties under the Custodian Agreement and shall hold each Fund harmless from the acts and omissions of any bank or trust company serving as sub-custodian or agent chosen by PFPC Trust Company. Currently, PFPC Trust Company has chosen PNC Bank to serve as agent.

The Trust has chosen Citibank, N.A. to serve as the Trust’s Foreign Custody Manager. The Foreign Custody Manager shall provide custody services for the Trust’s foreign assets under the Foreign Custody Agreement.

Under the Custodian Agreement, each Fund pays PFPC Trust Company an annual fee equal to .006% for each Fund’s first $10 billion of average gross assets; .0055% of each Fund’s next $10 billion of average gross assets; and .005% of each Fund’s average gross assets over $20 billion. In addition, each Fund pays the custodian certain types of transaction charges, and reimburses the custodian for out-of-pocket expenses, foreign custody fees and certain miscellaneous expenses incurred on behalf of the Fund. The fees of PNC Bank are paid by PFPC Trust Company and not the Funds.

Pursuant to the Trust’s operating procedures, custodian fees may be reduced by amounts calculated on uninvested cash balances (“custody credits”). For the year ended October 31, 2006, custody credits earned were as follows: $41,170 with respect to FedFund; $184,982 with respect to T-Fund; $91,024 with respect to MuniFund; $51,889 with respect to MuniCash; $20,198 with respect to California Money Fund; and $12,248 with respect to New York Money Fund.

PFPC serves as transfer agent, registrar and dividend disbursing agent to each Fund pursuant to a Transfer Agency Services Agreement. Under the Agreement, PFPC has agreed to provide the following services: (i) maintain a separate account or accounts in the name of a Fund; (ii) issue, transfer and redeem Fund shares; (iii) transmit all communications by a Fund to its shareholders of record, including reports to shareholders, dividend and distribution notices and proxy material for its meetings of shareholders; (iv) respond to correspondence by shareholders, security brokers and others relating to its duties; (v) maintain shareholder accounts and sub-accounts; (vi) provide installation and other services in connection with the Funds’ computer access program maintained to facilitate shareholder access to a Fund; (vii) send each shareholder of record a monthly statement showing the total number of a Fund’s shares owned as of the last business day of the month (as well as the dividends paid during the current month and year); and (viii) provide each shareholder of record with a daily transaction report for each day on which a transaction occurs in the shareholder’s Master Account with a Fund. Further, an institution establishing sub-accounts with PFPC is provided with a daily transaction report for each day on which a transaction occurs in a sub-account and, as of the last calendar day of each month, a report which sets forth the share balances for the sub-accounts at the beginning and end of the month and income paid or reinvested during the month. Finally, PFPC provides each shareholder of record with copies of all information relating to dividends and distributions which is required to be filed with the Internal Revenue Service and other appropriate taxing authorities.

For transfer agency and dividend disbursing services, each Fund pays PFPC: (i) an annual base fee of $1.75 million for the Funds’ first 40 classes plus $50,000 for each additional class beyond the first 40; (ii) account fees of $18.00 to open an account and $3.60 to close an account; (iii) transaction charges of $2.00/transaction for purchases/redemption/transfer/maintenance, $0.40 for an electronic ($5.00 for paper) new account opening, and $4.00/wire; (iv) FundServ/Networking fees of $0.25/transaction and a $10.00 monthly mutual fund profile service per Fund/class; (v) a $300.00 monthly fee for providing electronic monthly statement information; and (vi) reimbursement for certain out-of-pocket and shareholder expenses and certain miscellaneous charges. In addition, each Fund reimburses PFPC for out-of-pocket expenses related to such services.

Service Organizations

The Funds may enter into agreements with institutional investors (“Service Organizations”) requiring them to provide certain services to their customers who beneficially own shares of the Funds. The Trust’s agreements with Service Organizations are governed by

Plans (comprised of a “Shareholder Services Plan” for each of the Administration, Cash Management, Cash Plus, Cash Reserve and Dollar Shares; the “Cash Plus Shares Distribution Plan” for the Cash Plus Shares; and “Distribution and Services Plan” for the Plus Shares), which have been adopted by the Trust’s Board of Trustees pursuant to applicable rules and regulations of the SEC (collectively, the “Plans”). Pursuant to the Plans, the Board of Trustees reviews, at least quarterly, a written report of the amounts expended under the Trust’s agreements with Service Organizations and the purposes for which the expenditures were made. In addition, the Trust’s arrangements with Service Organizations must be approved annually by a majority of the Trust’s Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements.

Pursuant to the Dollar Shareholder Services Plan, each of the Funds may enter into agreements with Service Organizations requiring them to provide services to their customers who beneficially own Dollar Shares in consideration of 0.25% (on an annualized basis) of the average daily net asset value of the Dollar Shares held by the Service Organizations for the benefit of their customers. Such services provided by a Service Organization may include (i) answering shareholder inquiries regarding account status and history, the manner in which purchases, exchanges and redemption of shares may be effected and certain other matters pertaining to the shareholders’ investments; (ii) assisting shareholders in designating and changing dividend options, account designations and addresses; (iii) aggregating and processing purchase and redemption requests from shareholders and placing net purchase and redemption orders with the distributor; (iv) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (v) processing dividend payments from the particular Series on behalf of shareholders; (vi) providing information periodically to shareholders showing their positions in Dollar Shares; (vii) arranging for bank wires; (viii) responding to shareholder inquiries relating to a particular Series or the services performed by the Service Organization; (ix) providing sub-accounting with respect to a Series of shares beneficially owned by shareholders or the information necessary for sub-accounting; (x) if required by law, forwarding shareholder communications from the particular Series (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; and (xi) other similar services to the extent permitted under applicable statutes, rules or regulations.

Pursuant to the Administration Shareholder Services Plan, each of the Funds may also enter into agreements with Service Organizations requiring them to provide certain services to their shareholders who beneficially own Administration Shares, in consideration of 0.10% (on an annualized basis) of the average daily net asset value of the Administration Shares held by the Service Organization for the benefit of their shareholders. Services provided by the Service Organizations may include: (i) answering shareholder inquiries regarding account status and history, the manner in which purchases, exchanges and redemption of shares may be effected and certain other matters pertaining to the shareholders’ investments; and (ii) assisting shareholders in designating and changing dividend options, account designations and addresses.

Pursuant to the Cash Reserve Shareholder Services Plan, each of the Funds may also enter into agreements with Service Organizations requiring them to provide certain services to their shareholders who beneficially own Cash Reserve Shares, in consideration of a total of 0.40% (on an annualized basis) of the average net asset value of the Cash Reserve Shares held by the Service Organization for the benefit of their shareholders. An initial 0.10% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing administrative services which may include the services provided for Administrative Shares as described above. Another .25% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing support services which may include the services provided for Dollar Shares as described in sub-sections (iii) through (xi) above. Another .05% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing sweep services (“Sweep Services”) which may include: (i) providing the necessary computer hardware and software which links the Service Organization’s DDA system to an account management system; (ii) providing software that aggregates the shareholders orders and establishes an order to purchase or redeem shares of a Series based on established target levels for the shareholder’s demand deposit accounts; (iii) providing periodic statements showing a shareholder’s account balance and, to the extent practicable, integrating such information with other shareholder transactions otherwise effected through or with the Service Organization; and (iv) furnishing (either separately or an integrated basis with other reports sent to a shareholder by a Service Organization) monthly and year-end statements and confirmations of purchases, exchanges and redemptions.

Pursuant to the Cash Management Shareholder Services Plan, each of the Funds may also enter into agreements with Service Organizations requiring them to provide support services to their shareholders who beneficially own Cash Management Shares, in consideration of a total of 0.50% (on an annualized basis) of the average net asset value of the Cash Management Shares held by the Service Organization for the benefit of their shareholders. An initial 0.10% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing administrative services which may include the services provided for Administration Shares as described above. Another 0.25% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing services which may include the services provided for Dollar Shares as described in sub-sections (iii) through (xi) above. Another 0.05% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing Sweep Services as described above. Another 0.10% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing the sweep marketing services which may include (i): marketing and activities, including direct mail promotions, that promote the Sweep Service, (ii) expenditures for other similar marketing support such as for telephone facilities and in-house telemarketing, (iii) distribution of literature promoting Sweep Services, (iv) travel, equipment, printing, delivery and mailing costs overhead and other office expenses attributable to the marketing of the Sweep Services.

Pursuant to the Distribution and Services Plan (12b-1 Plan) for the Plus Shares, TempFund, T-Fund, MuniFund, New York Money Fund and California Money Fund may enter into agreements with Service Organizations requiring them to provide certain sales and support services to their shareholders who beneficially own Plus Shares in consideration of 0.25% (or 0.40% in the case of the New York Money and California Money Funds) (on an annualized basis) of the average daily net asset value of the Plus Shares held by the Service Organization for the benefit of shareholders. Sales and support services provided by the Service Organizations may include: (a) reasonable assistance in connection with the distribution of Plus Shares to shareholders as requested from time to time by the distributor, which assistance may include forwarding sales literature and advertising provided by the distributor for shareholders; and (b) the following support services to shareholders who may from time to time acquire and beneficially own Plus Shares: (i) establishing and maintaining accounts and records relating to shareholders that invest in Plus Shares; (ii) processing dividend and distribution payments from a particular series on behalf of shareholders; (iii) providing information periodically to shareholders showing their positions in Plus Shares; (iv) arranging for bank wires; (v) responding to shareholder inquiries relating to the services performed by the Service Organization; (vi) responding to routine inquiries from shareholders concerning their investments in Plus Shares; (vii) providing subaccounting with respect to Plus Shares beneficially owned by shareholders or the information to the Trust necessary for subaccounting; (viii) if required by law, forwarding shareholder communications from a particular series (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; (ix) assisting in processing purchase, exchange and redemption requests from shareholders and in placing such orders with service contractors; (x) assisting shareholders in changing dividend options, account designations and addresses; (xi) providing shareholders with a service that invests the assets of their accounts in Plus Shares pursuant to specific or pre-authorized instructions; and (xii) providing such other similar services as the distributor may reasonably request to the extent the Service Organization is permitted to do so under applicable statutes, rules and regulations.

Pursuant to the Cash Plus Shareholder Services Plan, TempCash, FedFund, MuniCash, and California Money Fund and New York Money Fund may enter into agreements with a financial institution requiring it to provide services to its customers who beneficially own Cash Plus Shares in consideration of a total of 0.50% (on an annualized basis) of the average daily net asset value of the Cash Plus Shares held by a financial institution for the benefit of its customers. An initial 0.10% (on an annual basis) of the average daily net asset value of such Shares will be paid to a financial institution for providing services which may include: (i) answering customer’s inquiries regarding account status and history, the manner in which purchases, exchanges and redemption of shares may be effected and certain other matters pertaining to the customer’s investments and (ii) assisting customers in designating and changing dividend options, account designations and addresses. Another 0.25% (on an annual basis) of the average daily net asset value of such Shares will be paid to a financial institution for providing services which may include: (iii) aggregating and processing purchase and redemption requests from customers and placing net purchase and redemption orders with the distributor; (iv) providing customers with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (v) processing dividend payments from the particular Series on behalf of customers; (vi) providing information periodically to customers showing their positions in a Series’ Cash Plus Shares; (vii) arranging for bank wires; (viii) responding to customer inquires relating to the Series or the services performed by Service Organizations; (ix) providing sub-accounting with respect to a Series’ shares beneficially owned by customers or the information necessary for sub-accounting; (x) if required by law, forwarding shareholder communications from the particular Series (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; and (xi) providing such other similar services if requested to the extent permitted to do so under applicable statutes, rules or regulations. Another 0.05% (on an annual basis) of the average daily net asset value of such Shares will be paid to a financial institution for providing sweep services (“Sweep Services”) which may include: (xii) providing the necessary computer hardware and software which links the Service Organization DDA system to an account management system; (xiii) providing software that aggregates the customer’s orders and establishes an order to purchase or redeem shares of a Series based on established target levels for the customer’s demand deposit accounts; (xiv) providing periodic statements showing a customer’s account balance and, to the extent practicable, integrating such information with other customer transactions otherwise effected through or with the Service Organization; and (xv) furnishing (either separately or on an integrated basis with other reports sent to a customer by a Service Organization) monthly and year-end statements and confirmations of purchases, exchanges and redemptions. Another .10% (on an annual basis) of the average daily net asset value of such Shares will be paid to a financial institution for providing services which may include: (xvi) marketing and activities, including direct mail promotions that promote the sweep service, (xvii) expenditures for other similar marketing support such as for telephone facilities and in-house telemarketing, (xviii) distribution of literature promoting sweep services, (xix) travel, equipment, printing, delivery and mailing costs overhead and other office expenses attributable to the marketing of the sweep services.

Pursuant to the Cash Plus Shares Distribution Plan (12b-1 Plan), TempCash, FedFund, MuniCash, California Money Fund and New York Money Fund may enter into an agreement with a financial institution requiring it to provide certain sales and distribution services to its shareholders who beneficially own Cash Plus Shares in consideration of 0.35% (on an annualized basis) of the average daily net asset value of the Cash Plus Shares held by a financial institution for the benefit of shareholders. Sales and support services provided by a financial institution may include, among other things, reasonable assistance in connection with the distribution of Cash Plus Shares to shareholders as requested from time to time by the distributor, which assistance may include forwarding sales literature and advertising provided by the distributor for shareholders.

The Board of Trustees has approved the Trust’s arrangements with Service Organizations based on information provided to the Board that there is a reasonable likelihood that the arrangements will benefit the class of shares of the Fund charged with such fees and its shareholders. Any material amendment to the Trust’s arrangements with Service Organizations must be made in a manner approved by a majority of the Trust’s Board of Trustees (including a majority of the disinterested Trustees), and any amendment to increase materially the costs under the Plus Shares’ Distribution and Services Plan (12b-1 Plan) and the Distribution Plan (12b-1 Plan) of the Cash Plus Shares must be approved by the holders of a majority of the applicable outstanding shareholders. (It should be noted that while the annual service fee with respect to Plus Shares is currently set at 0.25%, the Plan adopted by the Board of Trustees with respect to California Money Fund and New York Money Fund permits the Board to increase this fee to 0.40% without shareholder approval.) So long as the Trust’s arrangements with Service Organizations are in effect, the selection and nomination of the members of the Trust’s Board of

Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust will be committed to the discretion of such disinterested Trustees.

The Adviser, BDI, and/or their affiliates may pay additional compensation, from time to time, out of their assets and not as an additional charge to the Funds, to selected Service Organizations and other persons in connection with providing services to shareholders of the Trust. See “Miscellaneous – Other Information” below.

The following chart provides information with respect to the fees paid to Service Organizations, including the amounts paid to affiliates of BIMC during the fiscal year ended October 31, 2006.

FUND/SHARE CLASS	Total Fees*	Fees to Affiliates*
TempFund / Dollar	$11,468,951	$9,067,416
TempFund / Cash Reserve	$171,952	$4,881
TempFund / Cash Management	$1,585,256	$28,520
TempFund / Administration	$1,603,448	$1,296,257
TempCash / Dollar	$1,749,172	$1,205,088
TempCash / Administration	$15,235	$0
FedFund / Dollar	$1,199,261	$899,501
FedFund / Cash Reserve	$8,944	$0
FedFund / Administration	$67,630	$67,630
T-Fund / Dollar	$2,944,107	$452,318
T-Fund / Cash Management	$1,099,414	$0
T-Fund / Administration	$18,906	$7,425
Federal Trust / Dollar	$117,929	$0
Treasury Trust / Dollar	$501,008	$126,046
Treasury Trust / Cash Management	$183,763	$0
Treasury Trust / Administration	$130,785	$130,793
MuniFund / Dollar	$217,816	$116,707
MuniFund / Cash Management	$215,858	$0
MuniFund / Administration	$511,593	$491,286
MuniCash / Dollar	$151,916	$98,723
MuniCash / Administration	$41	$0
California Money Fund / Dollar	$111,069	$0
California Money Fund / Cash Management	$5,000	$0
California Money Fund / Administration	$4,197	$4,197
New York Money Fund / Dollar	$14,961	$8,304
New York Money Fund / Cash Management	$37,714	$0
New York Money Fund / Administration	$16,363	$16,350

*	Share classes that had no shares outstanding as of October 31, 2006 and thus paid no fees to Service Organizations have been excluded from the chart.

Expenses

A Fund’s expenses include taxes, interest, fees and salaries of the Trust’s Trustees and officers who are not Trustees, officers (except the Chief Compliance Officer) or employees of the Trust’s service contractors, SEC fees, state securities registration fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders, advisory and administration fees, charges of the custodian and of the transfer and dividend disbursing agent, Service Organization fees, costs of the Funds’ computer access program, certain insurance premiums, outside auditing and legal expenses, costs of shareholder reports and shareholder meetings and any extraordinary expenses. A Fund also pays for brokerage fees and commissions (if any) in connection with the purchase and sale of portfolio securities.

ADDITIONAL INFORMATION CONCERNING TAXES

Each Fund qualified during its last taxable year and intends to continue to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code (“Code”), and to distribute all, or substantially all, of its income each year, so that the Fund itself generally will be relieved of federal income and excise taxes. To qualify for treatment as a regulated investment company, it must meet three important tests each year.

First, each Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities, or currencies or net income derived from an interest in a qualified publicly traded partnership.

Second, generally, at the close of each quarter of its taxable year, at least 50% of the value of each Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of each Fund’s total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships.

Third, each Fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year.

Each Fund intends to comply with these requirements. If a Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company. If for any taxable year a Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions to the extent of the Fund’s current and accumulated earnings and profits and corporate shareholders could be eligible for the dividends-received deduction.

A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute with respect to each calendar year at least 98% of their ordinary taxable income for the calendar year and capital gain net income (excess of capital gains over capital losses) for the one year period ending October 31 of such calendar year and 100% of any such amounts that were not distributed in the prior year. Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

Although each Fund expects to qualify as a “regulated investment company” and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities.

The following is applicable to MuniFund, MuniCash, California Money Fund and New York Money Fund only:

For a Fund to pay tax-exempt dividends for any taxable year, at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year must consist of securities whose interest is excluded from gross income under Section 103(a) of the Code. In purchasing exempt securities, the Funds intend to rely on opinions of bond counsel or counsel to the issuers for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes. The Funds will not undertake independent investigations concerning the tax-exempt status of such obligations, nor does it guarantee or represent that bond counsels’ opinions are correct. Bond counsels’ opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws not only limit the purposes for which tax-exempt bonds may be issued and the supply of such bonds, but also contain numerous and complex requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of a Fund’s distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income. If a Fund satisfies the applicable requirements, dividends paid by the Fund which are attributable to tax exempt interest on exempt securities and designated by the Fund as exempt-interest dividends in a written notice mailed to its shareholders within 60 days after the close of its taxable year may be treated by shareholders as items of interest excludable from their gross income under Section 103(a) of the Code. The percentage of total dividends paid by a fund with respect to any taxable year which qualifies as federal exempt-

interest dividends will be the same for all shareholders receiving dividends from the Fund with respect to such year.

Shares of the Funds may not be an appropriate investment for entities that are “substantial users” of facilities financed by “private activity bonds” or “related persons” thereof. “Substantial user” is defined under U.S. Treasury Regulations to include a non-exempt person who (i) regularly uses a part of such facilities in his or her trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (ii) occupies more than 5% of the usable area of such facilities or (iii) are persons for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. “Related persons” include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

New York Money Fund may at times buy tax-exempt investments at a discount from the price at which they were originally issued, especially during periods of rising interest rates. For federal income tax purposes, some or all of this market discount will be included in the Fund’s ordinary income and will be ordinary income for federal, New York State and New York City purposes when it is paid to you. The Fund’s investments in these and certain other debt obligations may cause it to recognize taxable income in excess of the cash received from such obligations. If this happens, New York Money Fund may be required to sell other investments in order to satisfy its distribution requirements.

The foregoing is only a summary of some of the tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectuses. Investors are urged to consult their tax advisors with specific reference to their own tax situation.

DIVIDENDS

General

Each Fund’s net investment income for dividend purposes consists of (i) interest accrued and original issue discount earned on that Fund’s assets, (ii) plus the amortization of market discount and minus the amortization of market premium on such assets and (iii) less accrued expenses directly attributable to that Fund and the general expenses (e.g., legal, accounting and Trustees’ fees) of the Trust prorated to such Fund on the basis of its relative net assets. Any realized short-term capital gains may also be distributed as dividends to Fund shareholders. In addition, a Fund’s Administration Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares and/or Plus Shares bear exclusively the expense of fees paid to Service Organizations. (See “Management of the Funds — Service Organizations.”)

As stated, the Trust uses its best efforts to maintain the net asset value per share of each Fund at $1.00. As a result of a significant expense or realized or unrealized loss incurred by either Fund, it is possible that the Fund’s net asset value per share may fall below $1.00.

ADDITIONAL YIELD AND OTHER PERFORMANCE INFORMATION

The “yields” and “effective yields” are calculated separately for each Fund. The seven-day yield for each class or sub-class of shares in a Fund is calculated by determining the net change in the value of a hypothetical pre-existing account in a Fund having a balance of one share of the class involved at the beginning of the period, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and multiplying the base period return by 365/7. The net change in the value of an account in a Fund includes the value of additional shares purchased with dividends from the original share and dividends declared on the original share and any such additional shares, net of all fees charged to all shareholder accounts in proportion to the length of the base period and the Fund’s average account size, but does not include gains and losses or unrealized appreciation and depreciation. In addition, the effective annualized yield may be computed on a compounded basis (calculated as described above) by adding 1 to the base period return, raising the sum to a power equal to 365/7, and subtracting 1 from the result. Similarly, based on the calculations described above, 30-day (or one-month) yields and effective yields may also be calculated.

From time to time, in reports to shareholders or otherwise, a Fund’s yield or total return may be quoted and compared to that of other money market funds or accounts with similar investment objectives, to stock or other relevant indices and to other reports or analyses that relate to yields, interest rates, total return, market performance, etc. For example, the yield of a Fund may be compared to the iMoneyNet, Inc. Money Fund Average, which is an average compiled by iMoneyNet, Inc.’s Money Fund Report® of Westborough, MA 01581, a widely recognized independent publication that monitors the performance of money market funds, or to the average yields reported by the Bank Rate Monitor from money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas.

Yield and return will fluctuate, and any quotation of yield or return should not be considered as representative of the future performance of the Fund. Since yields and returns fluctuate, performance data cannot necessarily be used to compare an investment in a Fund’s shares with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance and yield are generally functions of the kind and quality of the investments held in a fund, portfolio maturity, operating expenses and market conditions. Any fees charged by banks with respect to customer accounts in investing in shares of a Fund will not be included in yield or return calculations; such fees, if charged, would reduce the actual yield or return from that quoted.

The Funds may also from time to time include in advertisements, sales literature, communications to shareholders and other materials (“Materials”), discussions or illustrations of the effects of compounding. “Compounding” refers to the fact that if dividends or other distributions on an investment are reinvested by being paid in additional Portfolio shares, any future income or capital appreciation of a Fund would increase the value, not only of the original investment, but also of the additional shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

In addition, the Funds may also include in Materials discussions and/or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on certain assumptions and action plans offering investment alternatives), investment management strategies, techniques, policies or investment suitability of a Fund, economic and political conditions, the relationship between sectors of the economy and the economy as a whole, various securities markets, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury securities, and hypothetical investment returns based on certain assumptions. From time to time, Materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views of the advisers as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. In addition, selected indices may be used to illustrate historical performance of select asset classes. The Funds may also include in Materials charts, graphs or drawings which compare the investment objective, return potential, relative stability and/or growth possibilities of the Funds and/or other mutual funds, or illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury securities and shares of a Fund and/or other mutual funds. Materials may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing and the advantages and disadvantages of investing in tax-deferred and taxable investments), shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternatives to certificates of deposit and other financial instruments, designations assigned a Fund by various rating or ranking organizations, and Fund identifiers (such as CUSIP numbers or NASDAQ symbols). Such Materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

Materials may include lists of representative clients of the Funds’ investment adviser, may include discussions of other products or services, may contain information regarding average weighted maturity or other maturity characteristics, and may contain information regarding the background, expertise, etc. of the investment adviser or of a Fund’s portfolio manager.

From time to time in advertisements, sales literature and communications to shareholders, the Funds may compare their total returns to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, such data is found in iMoneyNet, Inc.’s Money Fund Report and reports prepared by Lipper Analytical Services, Inc. Total return is the change in value of an investment in a Fund over a particular period, assuming that all distributions have been reinvested. Such rankings represent the Funds’ past performance and should not be considered as representative of future results.

The following information has been provided by the Funds’ distributor: In managing each Fund’s portfolio, the investment adviser utilizes a “pure and simple” approach, which may include disciplined research, stringent credit standards and careful management of maturities.

ADDITIONAL DESCRIPTION CONCERNING SHARES

The Trust was organized as a Delaware statutory trust on October 21, 1998. The Trust’s Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest in the Trust and to classify or reclassify any unissued shares into one or more series of shares. Pursuant to such authority, the Board of Trustees has authorized the issuance of ten series of shares designated as TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund. The Board of Trustees has full power and authority, in its sole discretion, and without obtaining shareholder approval, to divide or combine the shares or any class or series thereof into a greater or lesser number, to classify or reclassify any issued shares or any class or series thereof into one or more classes or series of shares, and to take such other action with respect to the Trust’s shares as the Board of Trustees may deem desirable. The Agreement and Declaration of Trust authorizes the Trustees without shareholder approval to cause the Trust to merge or to consolidate with any corporation, association, trust or other organization in order to change the form of organization and/or domicile of the Trust or to sell or exchange all or substantially all of the assets of the Trust, or any series or class thereof, in dissolution of the Trust, or any series or class thereof. The Agreement and Declaration of Trust permits the termination of the Trust or of any series or class of the Trust by the Trustees without shareholder approval. The Declaration of Trust further authorizes the Trustees to classify or reclassify any series of shares into one or more classes.

The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. Upon the written request of shareholders owning at least 25% of the Trust’s shares, the Trust will call for a meeting of shareholders to consider the removal of one or more Trustees and other certain matters. To the extent required by law, the Trust will assist in shareholder communication in such matters.

Holders of shares in a Fund in the Trust will vote in the aggregate and not by class or sub-class on all matters, except as described above, and except that each Fund’s Administration, Cash Management, Cash Plus, Cash Reserve, Dollar and Plus Shares, as described in “Service Organizations” above, shall be entitled to vote on matters submitted to a vote of shareholders pertaining to that Fund’s arrangements with its Service Organizations. Further, shareholders of each of the Trust’s portfolios will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent accountants, the approval of principal underwriting contracts, and the election of Trustees are not subject to the separate voting requirements and may be effectively acted upon by shareholders of the investment company voting without regard to portfolio.

Notwithstanding any provision of Delaware law requiring a greater vote of shares of the Trust’s Common Stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above) or by the Trust’s Charter, the Trust may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).

COUNSEL

Drinker Biddle & Reath LLP (of which Mr. Malloy, Assistant Secretary of the Trust, is a partner), One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996, serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP, with offices at 1700 Market Street, Philadelphia, PA 19103 have been selected as the Trust’s independent registered public accounting firm for the fiscal year ending October 31, 2007.

FINANCIAL STATEMENTS

The Annual Reports for the fiscal year ended October 31, 2006 have been filed with the Securities and Exchange Commission. The financial statements in such Annual Reports (“the Financial Statements”) are incorporated by reference into this Statement of Additional Information. The Financial Statements for the Trust’s fiscal year ended October 31, 2006 have been audited by the Trust’s independent auditors, Deloitte & Touche LLP, whose reports thereon also appear in the Annual Reports and are incorporated herein by reference. The financial highlights included in the Annual Report and the Prospectuses for the Funds’ prior fiscal years ended October 31, 2002 through October 31, 2003 were audited by the Trust’s former independent auditors. The Financial Statements in the Annual Reports have been incorporated by reference herein in reliance upon such reports given upon the authority of such firms as experts in auditing.

MISCELLANEOUS

Proxy Voting

The Trust has delegated proxy voting responsibilities to the Adviser and its affiliates, subject to the general oversight of the Trust’s Board of Trustees. The Trust expects the Adviser and its affiliates to vote proxies related to the Trust’s portfolio securities for which the Trust has voting authority consistent with the Trust’s best interests. The Adviser has adopted its own proxy voting policies (the “Proxy Voting Policy”) to be used in voting the Trust’s proxies, which are summarized below.

The Adviser recognizes that implicit in the initial decision to retain or invest in the security of a corporation is approval of its existing corporate ownership structure, its management, and its operations. Accordingly, proxy proposals that would change the existing status of a corporation are reviewed carefully and supported only when it seems clear that the proposed changes are likely to benefit the corporation and its shareholders. Notwithstanding this favorable predisposition, the Adviser assesses management on an ongoing basis both in terms of its business capability and its dedication to the shareholders to ensure that Adviser’s continued confidence remains warranted. If the Adviser determines that management is acting on its own behalf instead of for the well being of the corporation, it will vote to support the shareholder.

The Adviser’s Proxy Voting Policy and its attendant recommendations attempt to generalize a complex subject. Specific fact situations, including differing voting practices in jurisdictions outside the United States, might warrant departure from these guidelines. With respect to voting proxies of non-U.S. companies, a number of logistical problems may arise that may have a detrimental effect on the Adviser’s ability to vote such proxies in the best interests of the Trust. Accordingly, the Adviser may determine not to vote proxies if it believes that the restrictions or other detriments associated with such vote outweigh the benefits that will be derived by voting on the company’s proposal.

Additionally, situations may arise that involve an actual or perceived conflict of interest. For example, the Adviser may manage assets of a pension plan of a company whose management is soliciting proxies, or an Adviser employee may have a close relative who serves as a director or executive of a company that is soliciting proxies. The Adviser’s policy in all cases is to vote proxies based on its clients’ best interests and will not be the product of any conflict.

The Adviser has engaged Institutional Shareholder Services (“ISS”) to assist it in the voting of proxies. ISS analyzes all proxy solicitations the Adviser receives for its clients and advises the Adviser how, based upon the Adviser’s guidelines, the relevant votes should be cast.

Below is a summary of some of the procedures described in the Proxy Voting Policy.

Routine Matters. The Adviser will generally support routine proxy proposals, amendments, or resolutions if they do not measurably change the structure, management control,

or operation of the issuer and they are consistent with industry standards as well as the corporate laws of the state of incorporation of the issuer.

Social Issues. If the Adviser has determined that management is generally socially responsible, it will generally vote against social issue proposals, which are generally proposed by shareholders who believe that the corporation’s internally adopted policies are ill-advised or misguided.

Financial/Corporate Issues. The Adviser will generally vote in favor of proposals that seek to change a corporation’s legal, business or financial structure provided the position of current shareholders is preserved or enhanced.

Shareholder Rights. Proposals in this category are made regularly both by management and shareholders. They can be generalized as involving issues that transfer or realign board or shareholder voting power. The Adviser will generally oppose any proposal aimed solely at thwarting potential takeover offers by requiring, for example, super-majority approval. At the same time it believes stability and continuity promote profitability. Individual proposals may have to be carefully assessed in the context of their particular circumstances.

Information regarding how the Funds voted proxies, if any, relating to portfolio securities held by them during the 12-month period ended June 30, 2006, which information was filed with the SEC on Form N-PX, is available, without charge, upon request, by contacting the Funds at 1-800-821-7432 or by visiting the SEC’s Internet site: www.sec.gov.

Other Information

The Adviser, BDI and/or their affiliates may pay, out of their own assets, compensation to authorized dealers, service organizations and financial intermediaries (“Intermediaries”) in connection with the sale, distribution and/or servicing of shares of the Funds. These payments (“Additional Payments”) would be in addition to the payments by the Funds described in the Funds’ Prospectuses and this Statement of Additional Information for distribution and shareholder servicing and processing. These Additional Payments may take the form of “due diligence” payments for an institution’s examination of the Funds and payments for providing extra employee training and information relating to the Funds; “listing” fees for the placement of the Funds on a dealer’s list of mutual funds available for purchase by its customers; “finders” or “referral” fees for directing investors to the Funds; “marketing support” fees for providing assistance in promoting the sale of the Funds’ shares; and payments for the sale of shares and/or the maintenance of share balances. In addition, the Adviser, BDI and/or their affiliates may make Additional Payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds. The Additional Payments made by the Adviser, BDI and their affiliates may be a fixed dollar amount, may be based on the number of customer accounts maintained by an Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved, and may be different for different Intermediaries. Furthermore, the Adviser, BDI and/or their affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions. The Adviser, BDI and their affiliates may also pay for the travel expenses, meals, lodging and entertainment of Intermediaries and their salespersons and guests in connection with educational, sales and promotional programs, subject to applicable NASD regulations. The Additional Payments may include amounts that are sometimes referred to as “revenue sharing” payments.

Shareholder Vote

As used in this Statement of Additional Information, a “majority of the outstanding shares” of a Fund or of a particular portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the lesser of (1) 67% of that Fund’s shares (irrespective of class or subclass) or of the portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of that Fund or portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of a Fund (irrespective of class or subclass) or of the portfolio.

Securities Holdings of Brokers

As of October 31, 2006, the value of TempFund’s aggregate holdings of the securities of each of its regular brokers or dealers or their parents was: Deutsche Bank Securities, Inc. $208,953,183; Lehman Brothers Holdings, Inc. $93,000,000; Merrill Lynch & Co., Inc. $121,400,000; Goldman, Sachs & Co. $802,300,000; UBS Securities LLC $2,618,440,067; PNC Bank N.A. $193,400,000; Morgan Stanley Mortgage Capital, Inc. $762,000,000; and Morgan Stanley & Co., Inc. $1,081,311,958.

As of October 31, 2006, the value of TempCash’s aggregate holdings of the securities of each of its regular brokers or dealers or their parents was: Morgan Stanley Mortgage Capital, Inc. $274,500,000; Morgan Stanley & Co., Inc. $200,000,000; UBS Securities LLC $76,033,000; and Goldman, Sachs & Co. $266,450,000.

As of October 31, 2006, the value of FedFund’s aggregate holdings of the securities of each of its regular brokers or dealers or their parents was: Deutsche Bank Securities, Inc. $400,000,000; Goldman, Sachs & Co. $450,000,000; Greenwich Capital Markets, Inc. $400,000,000; Lehman Brothers, Inc. $187,000,000; Morgan Stanley & Co., Inc. $377,000,000; and UBS Securities LLC $780,929,000.

As of October 31, 2006, the value of T-Fund’s aggregate holdings of the securities of each of its regular brokers or dealers or their parents was: Deutsche Bank Securities, Inc. $900,000,000; Greenwich Capital Markets, Inc. $925,000,000; J.P. Morgan Securities, Inc. $275,000,000; Morgan Stanley & Co., Inc. $940,305,000; and UBS Securities LLC $950,000,000.

Certain Record Holders

As of February 2, 2007, the following persons owned of record or beneficially 5% or more of the shares of each Fund:

Fund/Class	Name and Address of Owner	Percentage of Share Class
TempFund/ Institutional Shares	PNC Bank	10.36%
	8800 Tinicum Blvd.
	Philadelphia, PA 19153

	Bank Of New York	8.97%
	111 Sanders Creek Parkway
	East Syracuse, NY 13057

	PNC Bank	6.67%
	620 Liberty Avenue
	Pittsburgh, PA 15265

TempFund/ Administration Shares	PNC Bank	74.84%
	8800 Tinicum Blvd.
	Philadelphia, PA 19153

	Deutsche Bank	22.28%
	60 Wall Street
	New York, NY 10005

TempFund/ Bear Stearns Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

TempFund/ Cash Management Shares	GE Financial Trust Company	49.59%
	3200 N. Central Avenue, 6th Floor
	Phoenix, AZ 85012

	Capital Trust Company	19.02%
	2711 Centerville Road, Ste. 210
	Wilmington, DE 19808

	Maril & Co.	17.39%
	11270 W. Park Place, Suite 400
	Milwaukee, WI 53224

	PNC Bank	9.26%
	8800 Tinicum Blvd.
	Philadelphia, PA 19153

TempFund/ Cash Reserve Shares	Deutsche Bank	44.25%
	60 Wall Street

Fund/Class	Name and Address of Owner	Percentage of Share Class
	New York, NY 10005

	Deutsche Bank	21.03%
	60 Wall Street
	New York, NY 10005

	PNC Bank	20.80%
	8800 Tinicum Blvd.
	Philadelphia, PA 19153

	Citizens National Bank	13.83%
	P.O. Box 911
	Meridian, MS 39302

TempFund/ Dollar Shares	PNC Bank	69.06%
	620 Liberty Avenue
	Pittsburgh, PA 15265

	Bank Of New York	12.91%
	111 Sanders Creek Parkway
	East Syracuse, NY 13057

TempFund/ Premier Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

TempFund/ Premier Choice Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

TempFund/ Private Client Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

TempCash/ Institutional Shares	PNC Bank	14.53%
	8800 Tinicum Blvd.
	Philadelphia, PA 19153

	State Street Bank & Trust	8.22%
	2 Avenue de Lafayette
	Boston, MA 02111

	Citigroup Global Markets Inc.	7.77%

Fund/Class	Name and Address of Owner	Percentage of Share Class
	333 West 34th Street, 7th Floor
	New York, NY 10001

	Goldman Sachs Global Cash	6.40%
	71 South Wacker Drive, Ste. 500
	Chicago, IL 60606

	SEI Trust Company	5.72%
	One Freedom Valley Drive
	Oaks, PA 19456

	Bank of New York	5.61%
	111 Sanders Creek Parkway
	East Syracuse, NY 13057

TempCash/ Administration Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

TempCash/ Dollar Shares	Hilliard Lyons	74.30%
	500 W. Jefferson St, 6th Floor
	Louisville, KY 40202

	SAFECO	11.55%
	1191 Second Avenue, Suite 30
	Seattle, WA 98101

FedFund/ Institutional Shares	PNC Bank	25.03%
	8800 Tinicum Blvd.
	Philadelphia, PA 19153

	PNC Bank	11.25%
	620 Liberty Avenue
	Pittsburgh, PA 15265

	State Street Bank & Trust	7.97%
	2 Avenue de Lafayette
	Boston, MA 02111

	Schering Corporation	6.49%
	2000 Galloping Hill Road
	Kenilworth, NJ 07033

Fund/Class	Name and Address of Owner	Percentage of Share Class
	Pittsburgh Corning Corporation	5.79%
	800 Presque Isle Drive
	Pittsburgh, PA 15239

	ATI Funding Corporation	5.51%
	801 West Street, 2nd Floor
	Wilmington, DE 19801

FedFund/ Administration Shares	PNC Bank	100%
	8800 Tinicum Blvd.
	Philadelphia, PA 19153

FedFund/ Bear Stearns Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

FedFund/ Cash Reserve Shares	Forward Funds Inc.	100%
	433 California Street, Suite 1
	San Francisco, CA 94104

FedFund/ Dollar Shares	PNC Bank	79.99%
	620 Liberty Avenue
	Pittsburgh, PA 15265

	PNC Bank	12.19%
	620 Liberty Avenue
	Pittsburgh, PA 15265

	Capital Trust Company of Delaware	6.62%
	2711 Centerville Road, Ste. 210
	Wilmington, DE 19808

FedFund/ Premier Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

FedFund/ Premier Choice Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

FedFund/ Private Client Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

Fund/Class	Name and Address of Owner	Percentage of Share Class
MuniFund/ Institutional Shares	Bear Stearns Securities Corporation	20.03%
	One Metro Tech Center North
	Brooklyn, NY 11201

	PNC Bank	13.27%
	8800 Tinicum Blvd.
	Philadelphia, PA 19153

	Wells Fargo Bank	5.76%
	707 Wilshire Blvd., 17th Floor
	Los Angeles, CA 90017

	Union Bank	5.55%
	P.O. Box 85484
	San Diego, CA 92186

MuniFund/ Administration Shares	PNC Bank	99.69%
	8800 Tinicum Blvd.
	Philadelphia, PA 19153

MuniFund/ Bear Stearns Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

MuniFund/ Cash Management Shares	Maril & Co.	82.52%
	11270 W. Park Place, Suite 400
	Milwaukee, WI 53224

	GE Financial Trust Company	17.48%
	3200 N. Central Avenue
	Phoenix, AZ 85012

MuniFund/ Dollar Shares	Broadway National Bank	54.81%
	P.O. Box 17001
	San Antonio, TX 78217

	PNC Bank	30.71%
	620 Liberty Avenue
	Pittsburgh, PA 15265

	Deutsche Bank	5.51%
	60 Wall Street

Fund/Class	Name and Address of Owner	Percentage of Share Class
	New York, NY 10005

MuniFund/ Premier Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

MuniFund/ Premier Choice Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

MuniFund/ Private Client Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

MuniCash/ Institutional Shares	PNC Bank	41.95%
	8800 Tinicum Blvd.
	Philadelphia, PA 19153

	BlackRock Financial Management	14.01%
	40 East 52nd Street
	New York, NY 10022

MuniCash/ Administration Shares	Bear Stearns Securities Corporation	1.00%
	One Metro Tech Center North
	Brooklyn, NY 11201

MuniCash/ Dollar Shares	Hilliard Lyons	48.58%
	500 W. Jefferson St, 6th Floor
	Louisville, KY 40202

	Bear Stearns Securities Corporation	23.45%
	One Metro Tech Center North
	Brooklyn, NY 11201

	PNC Bank	13.72%
	620 Liberty Avenue
	Pittsburgh, PA 15265

	First Westroads Bank	12.93%
	15750 West Dodge Road
	Omaha, NE 68118

California Money Fund/ Institutional Shares	Turtle & Co.	20.34%

Fund/Class	Name and Address of Owner	Percentage of Share Class
	P.O. Box 5489
	Boston, MA 02206

	Santa Barbara Bank & Trust	16.91%
	1021 Anacapa Street
	P.O. Box 2340
	Santa Barbara, CA 93120

	U.S. Trust Company Of New York	10.20%
	499 Washington Blvd.
	Jersey City, NJ 07310

	PNC Bank	7.08%
	8800 Tinicum Blvd.
	Philadelphia, PA 19153

	United California Bank	6.45%
	P.O. Box 60078
	Los Angeles, CA 90060

	The Whittier Trust Company	6.07%
	1600 Huntington Drive
	South Pasadena, CA 91030

	First American Trust Company	5.43%
	5 First American Way
	Santa Ana, CA 92707

	Union Bank	5.40%
	P.O. Box 85602
	San Diego, CA 92186

California Money Fund/ Administration Shares	PNC Bank	100%
	8800 Tinicum Blvd.
	Philadelphia, PA 19153

California Money Fund/ Bear Stearns Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

California Money Fund/ Cash Management Shares	Union Bank	99.06%
	P.O. Box 85484
	San Diego, CA 92186

Fund/Class	Name and Address of Owner	Percentage of Share Class
California Money Fund/ Dollar Shares	Bear Stearns Securities Corporation	76.39%
	One Metro Tech Center North
	Brooklyn, NY 11201

	Santa Barbara Bank & Trust	23.61%
	1021 Anacapa Street
	P.O. Box 2340
	Santa Barbara, CA 93120

California Money Fund/ Premier Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

California Money Fund/ Premier Choice Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

California Money Fund/ Private Client Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

New York Money Fund/ Institutional Shares	Bank Of America	17.64%
	411 North Akard Street
	Dallas, TX 75201

	National Bank & Trust Company of Norwich	14.89%
	52 South Broad Street
	Norwich, NY 13815

	SEI Trust Company	13.50%
	One Freedom Valley Drive
	Oaks, PA 19456

	GFI Group Inc.	11.42%
	100 Wall Street
	New York, NY 10005

	Banc One	10.26%
	P.O. Box 160
	Westerville, OH 43086

Fund/Class	Name and Address of Owner	Percentage of Share Class
	PNC Bank	9.55%
	8800 Tinicum Blvd.
	Philadelphia, PA 19153

New York Money Fund/ Administration Shares	PNC Bank	100%
	8800 Tinicum Blvd.
	Philadelphia, PA 19153

New York Money Fund/Bear Stearns Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

New York Money Fund/ Cash Management Shares	City National Bank	100%
	400 North Roxbury Dr.
	Beverly Hills, CA 90210

New York Money Fund/ Dollar Shares	Hilliard Lyons	50.25%
	500 West Jefferson Street, 6th Floor
	Louisville, KY 40202

	Goldman Sachs Global Cash	49.75%
	71 South Wacker Drive, Ste. 500
	Chicago, IL 60606

New York Money Fund/ Premier Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

New York Money Fund/ Premier Choice Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

New York Money Fund/ Private Client Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

T-Fund/ Institutional Shares	Union Bank	54.66%
	P.O. Box 85602
	San Diego, CA 92186

	Wachovia National Bank	12.00%
	1221 Lamar Street, Ste. 16
	Houston, TX 77010

Fund/Class	Name and Address of Owner	Percentage of Share Class
	KPMG Peat Marwick	6.91%
	3 Chestnut Ridge Road
	Montvale, NJ 07645

T-Fund/ Administration Shares	Deutsche Bank	91.36%
	60 Wall Street
	New York, NY 10005

	PNC Bank	8.35%
	249 Fifth Avenue
	Pittsburgh, PA 15222

T-Fund/ Cash Management Shares	Union Bank	94.23%
	P.O. Box 85602
	San Diego, CA 92186

T-Fund/Dollar Shares	Bank Of New York	38.34%
	111 Sanders Creek Parkway
	East Syracuse, NY 13057

	UBS Securities, LLC	25.43%
	677 Washington Blvd.
	Stamford, CT 06901

	PNC Bank	12.71%
	620 Liberty Avenue
	Pittsburgh, PA 15265

	Broadway National Bank	6.43%
	P.O. Box 17001
	San Antonio, TX 78217

	Union Bank	6.04%
	P.O. Box 85602
	San Diego, CA 92186

Federal Trust Fund/ Institutional Shares	Scaup & Co. Nominee	35.14%
	Trust Department, 5th Floor
	2 International Place
	Boston, MA 02110

	Allegheny County Airport	22.23%

Fund/Class	Name and Address of Owner	Percentage of Share Class
	Landslide Terminal Suite
	P.O. Box 12370
	Pittsburgh, PA 15231

	LaSalle Bank	15.57%
	181 W. Madison Street, Suite 40
	Chicago, IL 60602

	Elk Partners	12.77%
	655 Madison Ave, 8th Floor
	New York, NY 10021

	Park West Bank & Trust Co.	7.18%
	229 Park Avenue
	W. Springfield, MA 01089

Federal Trust Fund/ Dollar Shares	Santa Barbara Bank & Trust	97.05%
	1021 Anacapa Street
	P.O. Box 2340
	Santa Barbara, CA 93120

Treasury Trust Fund/ Institutional Shares	PNC Bank	17.28%
	620 Liberty Avenue
	Pittsburgh, PA 15265

	David Blank	9.25%
	124 Brookside Drive
	Greenwich, CT 06831
	PNC Bank	7.60%

	8800 Tinicum Blvd.
	Philadelphia, PA 19153

	Union Bank	7.42%
	P.O. Box 85602
	San Diego, CA 92186

	Pioneer Trust Bank NA	5.38%
	P.O. Box 2305
	Salem, OR 97308

Treasury Trust Fund/ Administration Shares	PNC Bank	100%
	8800 Tinicum Blvd.

Fund/Class	Name and Address of Owner	Percentage of Share Class
	Philadelphia, PA 19153

Treasury Trust Fund/ Cash Management Shares	Maril & Co.	94.60%
	11270 W. Park Place, Suite 400
	Milwaukee, WI 53224

	Barrington Bank & Trust Co. NA	5.40%
	201 South Hough Street
	Barrington, IL 60010

Treasury Trust Fund/ Dollar Shares	Deutsche Bank	55.17%
	210 West 10th Street
	Kansas City, MO 64105

	PNC Bank	32.75%
	620 Liberty Avenue
	Pittsburgh, PA 15265

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” – Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – The obligor’s capacity to meet its financial commitment on the obligation is satisfactory. Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in the higher rating categories.

“A-3” – Obligor has adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” – An obligation is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation. Ratings of “B1”, “B-2” and “B-3” may be assigned to indicate finer distinction within the “B” category.

“C” – Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” – Obligations are in payment default. This rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Local Currency and Foreign Currency Risks—Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign Currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s Investors Service (“Moody’s”) short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for U.S. public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

“F3” – Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

“B” – Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

“C” – Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

“D” – Indicates an entity or sovereign that has defaulted on all of its financial obligations.

“NR” – This designation indicates that Fitch does not publicly rate the associated issuer or issue.

“WD” – This designation indicates that the rating has been withdrawn and is no longer maintained by Fitch.

The following summarizes the ratings used by Dominion Bond Rating Service Limited (“DBRS”) for commercial paper and short-term debt:

“R-1 (high)” – Short-term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability that is both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results, and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an “R-1 (high)”, few entities are strong enough to achieve this rating.

“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits by only a small degree. Given the extremely tough definition DBRS has established for the “R-1 (high)” category, entities rated “R-1 (middle)” are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.

“R-1 (low)” – Short-term debt rated “R-1 (low)” is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios are not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

“R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt, and profitability ratios is not as strong as credits rated in the “R-1 (low)” category. Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.

“R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. Relative to the “R-2 (high)” category, entities rated “R-2 (middle)” typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or are negatively impacted by a weaker industry. Ratings in this category would be more vulnerable to adverse changes in financial and economic conditions.

“R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality, typically having some combination of challenges that are not acceptable for an “R-2 (middle)” credit. However, “R-2 (low)” ratings still display a level of credit strength that allows for a higher rating than the “R-3” category, with this distinction often reflecting the issuer’s liquidity profile.

“R-3” – Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality, one step up from being speculative. While not yet defined as speculative, the R-3 category signifies that although repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside the issuer’s control. Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.

“R-4” – Short-term debt rated R-4 is speculative. R-4 credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with R-4 ratings would normally have very limited access to alternative sources of liquidity. Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

“R-5” – Short-tern debt rated R-5 is highly speculative. There is a reasonably high level of uncertainty as to the ability of the entity to repay the obligations on a continuing basis in the future, especially in periods of economic recession or industry adversity. In some cases, short term debt rated R-5 may have challenges that if not corrected, could lead to default.

“D” – A security rated “D” implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future. In some cases, DBRS may not assign a “D” rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the “D” rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued, or reinstated by DBRS.

Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment.

“C” – A subordinated debt or preferred stock obligation rated “C” is currently highly vulnerable to nonpayment. The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A “C” also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

“D” – An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) – The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“NR” – This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Local Currency and Foreign Currency Risks—Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be of very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be of high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be of good credit quality. “BBB” ratings indicate that there is currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

“BB” – Securities considered to be speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

“B” – Securities considered to be highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

“CCC,” “CC” and “C” – Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

“RD” – Indicates an entity has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

“D” – Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” category or to categories below “CCC”.

“NR” indicates that Fitch does not publicly rate the associated issue or issuer.

The following summarizes the ratings used by DBRS for long-term debt:

“AAA”— Long-term debt rated “AAA” is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity. The strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely high standard which DBRS has set for this category, few entities are able to achieve a “AAA” rating.

“AA” – Long-term debt rated “AA” is of superior credit quality, and protection of interest and principal is considered high. In many cases they differ from long-term debt rated “AAA” only to a small degree. Given the extremely restrictive definition DBRS has for the “AAA” category, entities rated “AA” are also considered to be strong credits, typically exemplifying above-average strength in key areas of consideration and unlikely to be significantly affected by reasonably foreseeable events.

“A” – Long-term debt rated “A” is of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of “AA” rated entities. While “A” is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.

“BBB” – Long-term debt rated “BBB” is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

“BB” – Long-term debt rated “BB” is defined to be speculative and non-investment grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the “BB” range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

“B” – Long-term debt rated “B” is highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

“CCC”, CC” and “C” – Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated “B.” Long-term debt rated below “B” often have features which, if not remedied, may lead to default. In practice, there is little difference between these three categories, with “CC” and “C” normally used for lower ranking debt of companies for which the senior debt is rated in the “CCC” to “B” range.

“D” – A security rated “D” implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, DBRS may not assign a “D” rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the “D” rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued or reinstated by DBRS.

(“high”, “low”) – Each rating category is denoted by the subcategories “high” and “low”. The absence of either a “high” or “low” designation indicates the rating is in the “middle” of the category. The “AAA” and “D” categories do not utilize “high”, “middle”, and “low” as differential grades.

Municipal Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

•	Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

“SP-1” – The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

“SP-2” – The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels – “MIG-1” through “MIG-3”. In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade. MIG ratings expire at the maturity of the obligation. The following summarizes the ratings used by Moody’s for these short-term obligations:

“MIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long- or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR”, e.g., “Aaa/NR” or “NR/VMIG-1”.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

“VMIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

About Credit Ratings

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Moody’s credit ratings must be construed solely as statements of opinion and not as statements of fact or recommendations to purchase, sell or hold any securities.

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS credit ratings are not buy, hold or sell recommendations, but rather the result of qualitative and quantitative analysis focusing solely on the credit quality of the issuer and its underlying obligations.

BEAR STEARNS SHARES

BEAR STEARNS PRIVATE CLIENT SHARES

BEAR STEARNS PREMIER SHARES

BEAR STEARNS PREMIER CHOICE SHARES

Statement of Additional Information

February 21, 2007

This Statement of Additional Information is not a Prospectus and should be read in conjunction with each of the current Prospectuses dated February 21, 2007 for: (i) the Bear Stearns Shares of TempFund, FedFund, MuniFund, California Money Fund and New York Money Fund; and (ii) the Bear Stearns Premier Shares, Bear Stearns Premier Choice Shares and Bear Stearns Private Client Shares of TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund, and New York Money Fund of BlackRock Liquidity Funds, as they may from time to time be supplemented or revised. No investment in shares should be made without reading the appropriate Prospectus. This Statement of Additional Information is incorporated by reference in its entirety into each Prospectus. Copies of the Prospectuses and Annual Report for each of the Funds may be obtained, without charge, by calling your Bear Stearns Securities Corp. broker. The financial statements included in the Annual Reports of each of the Funds are incorporated by reference into this Statement of Additional Information.

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GENERAL INFORMATION

BlackRock Liquidity Funds (the “Trust”) was organized as a Delaware statutory trust on October 21, 1998. It is the successor to the following five investment companies: (1) Temporary Investment Fund, Inc.; (2) Trust for Federal Securities; (3) Municipal Fund for Temporary Investment; (4) Municipal Fund for California Investors, Inc. and (5) Municipal Fund for New York Investors, Inc. (collectively, the “Predecessor Companies”). The Predecessor Companies were comprised of the Trust’s ten existing portfolios: TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund (each a “Fund” and collectively, the “Funds”).

The Funds commenced operations as follows: TempFund – October 1973; TempCash – February 1984; FedFund – October 1975; T-Fund – March 1980; Federal Trust Fund – December 1990; Treasury Trust Fund – May 1989; MuniFund – February 1980; MuniCash – February 1984; California Money Fund – February 1983; and New York Money Fund – March 1983.

On February 10, 1999, each of the Funds was reorganized into a separate series of the Trust. The Trust is an open-end management investment company. Currently, the Trust offers shares of each of the ten Funds. Each Fund is diversified, with the exception of the California Money Fund and New York Money Fund, which are classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”). Each of the Funds offers Bear Stearns Shares, Bear Stearns Private Client (“Private Client Shares”), Bear Stearns Premier (“Premier Shares”) and Bear Stearns Premier Choice Shares (“Premier Choice Shares”). In addition to the Bear Stearns Shares, Private Client Shares, Premier Shares and Premier Choice Shares described in this Statement of Additional Information, the Funds also offer additional classes of shares that are described in a separate statement of additional information and related prospectuses.

On January 29, 2001, the Trust changed its name from “Provident Institutional Funds” to “BlackRock Provident Institutional Funds.” On January 28, 2004, the Trust changed its name from “BlackRock Provident Institutional Funds” to “BlackRock Liquidity Funds.”

INVESTMENT STRATEGIES, RISKS AND POLICIES

Portfolio Transactions

Subject to the general control of the Board of Trustees (“Board” or “Trustees”), BlackRock Institutional Management Corporation (“BIMC”, the “Adviser”, or the “Investment Manager”), the Trust’s investment adviser, is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for a Fund. BIMC purchases portfolio securities for the Funds either directly from the issuer or from dealers who specialize in money market instruments. Such purchases are usually without brokerage commissions. In making portfolio investments, BIMC seeks to obtain the best net price and the most favorable execution of orders. To the extent that the execution and price offered by more than one dealer are comparable, BIMC may, in its discretion, effect transactions in portfolio securities with dealers who provide the Funds with research advice or other services.

Investment decisions for each Fund are made independently from those of the Trust’s other portfolios or other investment company portfolios or accounts advised or managed by BIMC. Such other portfolios may also invest in the same securities as the Funds. When purchases or sales of the

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same security are made at substantially the same time and price on behalf of such other portfolios, transactions are allocated as to amount, in a manner which BIMC believes to be equitable to each Fund and its customers who also are acquiring securities, including the Fund. In some instances, this investment procedure may affect the size of the position obtained for a Fund. To the extent permitted by law, BIMC may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for such other portfolios in order to obtain best execution.

The Funds will not execute portfolio transactions through or acquire portfolio securities issued by BIMC, The PNC Financial Services Group, Inc. (“PNC”), PFPC Inc. (“PFPC”), BlackRock Distributors, Inc. (“BDI”), Merrill Lynch & Co., Inc. (“Merrill Lynch”) or any affiliated person (as such term is defined in the 1940 Act) of any of them, except to the extent permitted by the Securities and Exchange Commission (the “SEC”). In addition, with respect to such transactions, securities, deposits and agreements, the Funds will not give preference to Service Organizations with whom a Fund enters into agreements concerning the provision of support services to customers who beneficially own Bear Stearns Shares, Private Client Shares, Premier Shares and Premier Choice Shares.

The Funds do not intend to seek profits through short-term trading. Each Fund’s annual portfolio turnover will be relatively high because of the short-term nature of securities that the Funds are permitted to hold under SEC rules. However, this turnover is not expected to have a material effect on a Fund’s net income. Each Fund’s portfolio turnover rate is expected to be zero for regulatory reporting purposes.

Investment Instruments and Policies

The following supplements the description of the investment instruments and/or policies which are applicable to certain Funds, and described in the Prospectuses:

Banking Industry Obligations. For purposes of TempFund’s and TempCash’s investment policies, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. Obligations of foreign banks in which TempFund and TempCash may invest include Eurodollar Certificates of Deposit (“ECDs”) which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits (“ETDs”) which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits (“CTDs”) which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; and Yankee Certificates of Deposit (“Yankee CDs”) which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States. TempFund may invest in U.S. dollar-denominated time deposits in a foreign branch of a U.S. bank.

Commercial Paper. TempFund and TempCash may purchase commercial paper that is rated at the time of purchase in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) that rate such security (or its issuer) (for TempFund, by all NRSROs that rate the security), such as Standard & Poor’s Ratings Group (“S&P”) or Moody’s Investors Services, Inc. (“Moody’s”). Commercial paper includes “Section 4(2) paper,” a term that includes debt obligations issued in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”). Section 4(2) paper is restricted as to disposition under the federal securities laws, and is frequently sold (and resold) to institutional investors such as TempFund or TempCash through or with the assistance of dealers who make a market in Section 4(2) paper, thereby providing liquidity. Certain transactions in Section 4(2)

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paper may qualify for the registration exemption provided in Rule 144A under the 1933 Act (see “Restricted and Other Illiquid Securities” below).

Domestic Issuers. The Trust considers any issuer organized under the laws of a United States’ jurisdiction to be a United States’ issuer, and for purposes of TempFund’s investments, the Trust considers an issuer to be a United States’ domestic issuer even if it is organized outside of a United States’ jurisdiction if the underlying credit support for the issuer’s security is provided by an entity organized under the laws of a United States’ jurisdiction.

Funding Agreements. TempFund and TempCash may invest in guaranteed investment contracts and similar funding agreements. In connection with these investments, a Fund makes cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits to the Fund on a monthly basis guaranteed interest, which is based on an index (in most cases this index is expected to be the London InterBank Offered Rate). The Funding Agreements provide that this guaranteed interest will not be less than a certain minimum rate. The purchase price paid for a Funding Agreement becomes part of the general assets of the insurance company, and the contract is paid from the general assets of the insurance company. Each Fund will only purchase Funding Agreements from highly rated insurance companies which, at the time of purchase, have assets of $1 billion or more and meet quality and credit standards established by the Adviser under guidelines approved by the Board of Trustees. Generally, Funding Agreements are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in some Funding Agreements does not currently exist.

Loan Participations. TempFund and TempCash may purchase loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member. TempFund and TempCash may purchase interests in loan participations for which the underlying loan is issued by borrowers in whose obligations the Funds may invest. Such loan participations may have a demand provision that permits the Fund to require repayment within seven days. However, participations may not have such a demand provision and may not be otherwise marketable. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risk generally associated with the underlying corporate borrower. In the event of the bankruptcy or insolvency of the borrower, a loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of the borrower. Under the terms of a loan participation, the purchasing Fund may be regarded as a creditor of the intermediary bank so that the Fund may also be subject to the risk that the issuing bank may become insolvent.

Investment Company Securities. The Funds may invest in securities issued by other open-end investment companies that invest in the type of obligations in which such Fund may invest and that determine their net asset value per share based upon the amortized cost or penny rounding method (i.e., money market funds). Investments in the other investment companies will cause a Fund (and, indirectly, the Fund’s shareholders) to bear proportionately the costs incurred in connection with the other investment companies’ operations. Except as otherwise permitted under the 1940 Act, each Fund currently intends to limit its investments in other investment companies so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of its total assets

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will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting securities of any one investment company will be owned by the Fund. A Fund, as discussed below in “Investment Limitations” may invest all of its assets in an open-end investment company or series thereof with substantially the same investment objectives, restrictions and policies as the Fund.

Mortgage-Related and Other Asset-Backed Securities. TempFund, TempCash and FedFund may purchase mortgage-related and other asset-backed securities. Mortgage-related securities include fixed and adjustable Mortgage Pass-Through Certificates, which provide the holder with a pro-rata share of interest and principal payments on a pool of mortgages, ordinarily on residential properties. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Pass-Through Certificates guaranteed by the Government National Mortgage Association (“GNMA”) (such certificates are also known as “Ginnie Maes”) are guaranteed as to the timely payment of principal and interest by GNMA, whose guarantee is backed by the full faith and credit of the United States. Mortgage-related securities issued by the Federal National Mortgage Association (“FNMA”) include FNMA guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”), which are guaranteed as to timely payment of principal and interest by FNMA. They are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of FNMA to borrow from the Treasury. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation (“FHLMC”) include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs”). Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC is required to remit the amount due on account of its guarantee of ultimate payment of principal no later than one year after it becomes payable.

A Fund from time to time may purchase in the secondary market (i) certain mortgage pass-through securities packaged and master serviced by PNC Mortgage Securities Corp. (“PNC Mortgage”) (or Sears Mortgage if PNC Mortgage succeeded to the rights and duties of Sears Mortgage) or Midland Loan Services, Inc. (“Midland”), or (ii) mortgage-related securities containing loans or mortgages originated by PNC Bank, National Association (“PNC Bank”) or its affiliates. It is possible that under some circumstances, PNC Mortgage, Midland or other affiliates could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against PNC Mortgage, Midland or their affiliates. For example, if PNC Mortgage, Midland or their affiliates engaged in negligence or willful misconduct in carrying out their duties as a master servicer, then any holder of the mortgage-backed security could seek recourse against PNC Mortgage, Midland or their affiliates, as applicable. Also, as a master servicer, PNC Mortgage, Midland or their affiliates may make certain representations and warranties regarding the quality of the mortgages and properties underlying a mortgage-backed security. If one or more of those representations or warranties is false, then the holders of the mortgage-backed securities could trigger an obligation of PNC Mortgage, Midland or their affiliates, as applicable, to repurchase the mortgages from the issuing trust. Finally, PNC Mortgage, Midland or their affiliates may own securities that are subordinate to the senior mortgage-backed securities owned by a Fund.

TempCash only may invest in classes of collateralized mortgage obligations (“CMOs”) deemed to have a remaining maturity of 13 months or less in accordance with the requirements of Rule

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2a-7 under the 1940 Act. Each class of a CMO, which frequently elect to be taxed as a real estate mortgage investment conduit (“REMIC”), represents an ownership interest in, and the right to receive a specified portion of, the cash flow consisting of interest and principal on a pool of residential mortgage loans or mortgage pass-through securities (“Mortgage Assets”). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in many ways. In most cases, however, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. These multiple class securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, including GNMA, FNMA and FHLMC, or issued by trusts formed by private originators of, or investors in, mortgage loans. Classes in CMOs which TempCash may hold are known as “regular” interests. TempCash may also hold “residual” interests, which in general are junior to and more volatile than regular interests. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making required payments of principal of and interest on the CMOs, as well as the related administrative expenses of the issuer. The market for CMOs may be more illiquid than those of other securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes (“PACs”) and targeted amortization classes (“TACs”). IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages the cash flow from which has been separated into interest and principal components. IOs (interest only securities) receive the interest portion of the cash flow while POs (principal only securities) receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the investment is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slow, the life of the PO is lengthened and the yield to maturity is reduced.

PACs are parallel pay REMIC pass-through or participation certificates (“REMIC Certificates”), which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the “PAC Certificates”), even though all other principal payments and prepayments of the mortgage assets are then required to be applied to one or more other classes of the Certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying mortgage assets. These tranches tend to have market prices and yields that are more volatile than the PAC classes.

TACs are similar to PACs in that they require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates. A PAC’s payment schedule, however, remains in effect as long as prepayment rates on the underlying mortgages do not exceed certain ranges. In contrast, a TAC provides investors with protection, to a certain level, against either faster than expected or slower than expected prepayment rates, but not both. TACs thus provide more cash flow stability than a regular CMO class, but less than a PAC. TACs also tend to have market prices and yields that are more volatile than PACs.

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TempFund and TempCash may also invest in non-mortgage asset-backed securities (e.g., backed by installment sales contracts, credit card receivables or other assets). Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.

The yield characteristics of certain mortgage-related and asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to a mortgage-related or asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If a Fund has purchased such a mortgage-related or asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid. Conversely, an increase in interest rates may result in lengthening the anticipated maturity of such a security because expected prepayments are reduced. A prepayment rate that is faster than expected will reduce the yield to maturity of such a security, while a prepayment rate that is slower than expected may have the opposite effect of increasing yield to maturity.

In general, the assets supporting non-mortgage asset-backed securities are of shorter maturity than the assets supporting mortgage-related securities. Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities, and, as noted above, changes in market rates of interest may accelerate or retard prepayments and thus affect maturities.

These characteristics may result in a higher level of price volatility for asset-backed securities with prepayment features under certain market conditions. In addition, while the trading market for short-term mortgages and asset-backed securities is ordinarily quite liquid, in times of financial stress the trading market for these securities sometimes becomes restricted.

Municipal Obligations. MuniFund, MuniCash, California Money Fund, New York Money Fund, TempFund and TempCash, may purchase municipal obligations. Municipal obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities (“Municipal Obligations”). Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term Municipal Obligations if the interest paid thereon is (subject to the federal alternative minimum tax) exempt from regular federal income tax.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. For example, under the Tax Reform Act of 1986, enacted in October 1986, interest on certain private activity bonds must be included in an investor’s alternative minimum taxable income, and corporate investors must include all tax-exempt interest in the calculation of adjusted current earnings for purposes of determining the corporation’s alternative minimum tax liability. The Trust cannot predict what

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legislation or regulations, if any, may be proposed in Congress or promulgated by the Department of Treasury as regards the federal income tax exemption of interest on such obligations or the impact of such legislative and regulatory activity on such exemption.

The two principal classifications of Municipal Obligations which may be held by the Funds are “general obligation” securities and “revenue” securities. General obligation securities are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the municipal issuer. Consequently, the credit quality of private activity bonds is usually related to the credit standing of the corporate user of the facility involved.

The Funds’ portfolios may also include “moral obligation” bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

There are, of course, variations in the quality of Municipal Obligations, both within a particular classification and between classifications, and the yields on Municipal Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody’s and S&P represent their opinions as to the quality of Municipal Obligations. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Obligations with the same maturity, interest rate and rating may have different yields while Municipal Obligations of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Funds, an issue of Municipal Obligations may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The Adviser will consider such an event in determining whether the Funds should continue to hold the obligation.

An issuer’s obligations under its Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Obligations may be materially adversely affected by litigation or other conditions.

Among other types of Municipal Obligations, the Funds may purchase short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, the Funds may invest in other types of tax-exempt instruments, including general obligation and private activity bonds, provided they have remaining maturities of 13 months or less at the time of purchase.

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TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund may hold tax-exempt derivatives which may be in the form of tender option bonds, participations, beneficial interests in a trust, partnership interests or other forms. A number of different structures have been used. For example, interests in long-term fixed-rate Municipal Obligations, held by a bank as trustee or custodian, are coupled with tender option, demand and other features when the tax-exempt derivatives are created. Together, these features entitle the holder of the interest to tender (or put) the underlying Municipal Obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, Municipal Obligations are represented by custodial receipts evidencing rights to receive specific future interest payments, principal payments, or both, on the underlying municipal securities held by the custodian. Under such arrangements, the holder of the custodial receipt has the option to tender the underlying municipal security at its face value to the sponsor (usually a bank or broker dealer or other financial institution), which is paid periodic fees equal to the difference between the bond’s fixed coupon rate and the rate that would cause the bond, coupled with the tender option, to trade at par on the date of a rate adjustment. The Funds may hold tax-exempt derivatives, such as participation interests and custodial receipts, for Municipal Obligations which give the holder the right to receive payment of principal subject to the conditions described above. The Internal Revenue Service has not ruled on whether the interest received on tax-exempt derivatives in the form of custodial receipts is tax-exempt, and accordingly, purchases of any such receipts are based on the opinion of counsel to the sponsors of such derivative securities. Neither the Funds nor the Adviser will independently review the underlying proceedings related to the creation of any tax-exempt derivatives or the bases for such opinion.

Before purchasing a tax-exempt derivative for such Funds, the Adviser is required by the Funds’ procedures to conclude that the tax-exempt security and the supporting short-term obligation involve minimal credit risks and are Eligible Securities under the Funds’ Rule 2a-7 procedures. In evaluating the creditworthiness of the entity obligated to purchase the tax-exempt security, the Adviser will review periodically the entity’s relevant financial information.

Repurchase Agreements. TempFund, TempCash, FedFund and T-Fund may purchase repurchase agreements. In a repurchase agreement, a Fund purchases money market instruments from financial institutions, such as banks and broker-dealers, subject to the seller’s agreement to repurchase them at an agreed upon time and price. The securities subject to a repurchase agreement may bear maturities exceeding 13 months, provided the repurchase agreement itself matures in 13 months or less. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price. In any repurchase transaction, collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BIMC. If the collateral does not satisfy the foregoing requirements, the counterparty to the repurchase transaction must satisfy those requirements. Collateral for a repurchase agreement may also include securities that a Fund could not hold directly without the repurchase obligation. The ratings by NRSROs represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity, and interest rate may have different market prices. The Appendix to this Statement of Additional Information contains a description of the relevant rating symbols used by NRSROs for commercial paper that may be purchased by each Fund. Collateral for repurchase agreements entered into by TempFund, TempCash and FedFund may also include classes of CMOs issued by agencies and instrumentalities of the U.S. Government, such as IOs and POs securities, residual interests, PAC certificates and TAC certificates.

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See “Mortgage-Related and Other Asset-Backed Securities” Ratings information about IOs, POs, PACs and TACs.

The repurchase price under the repurchase agreements described in the Funds’ Prospectuses generally equals the price paid by that Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Company’s custodian or sub-custodian, or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Funds under the 1940 Act, and generally for tax purposes. It is not clear whether for other purposes a court would consider the securities purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by a Fund to the seller.

Repurchase agreements pose certain risks for a Fund that utilizes them. Such risks are not unique to the Fund but are inherent in repurchase agreements. The Funds seek to minimize such risks but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated.

If, in the event of bankruptcy or insolvency proceedings concerning the seller of the securities, a court holds that the Fund does not have a perfected security interest in the securities, the Fund may be required to return the securities to the seller’s estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction. To minimize this risk, the Fund utilize custodians and subcustodians that the Investment Adviser believes follow customary securities industry practice with respect to repurchase agreements, and the Investment Adviser analyzes the creditworthiness of the obligor, in this case the seller of the securities. But because of the legal uncertainties, this risk, like others associated with repurchase agreements, cannot be eliminated.

Also, in the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the securities. Such a delay may involve loss of interest or a decline in the value of the securities or other collateral, in which case a Fund may not recover the full amount it paid for the securities. Certain Funds may enter into repurchase agreements that involve securities that would be subject to a court “stay” in the event of the seller’s bankruptcy or insolvency. A “stay” will prevent a Fund from selling the securities it holds under a repurchase agreement until permitted by a court. In these situations a Fund will be subject to greater risk that the value of the securities will decline before they are sold, and that the Fund will experience a loss.

Apart from the risks associated with bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, whether or not the seller is bankrupt or insolvent. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), the Fund will direct the seller of the securities to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price. It is possible that, with respect to certain repurchase agreements, a trustee for a bankrupt or insolvent seller could be able to demand the return of any additional securities that were previously delivered to the Fund for this purpose, and a Fund could incur a loss for this reason.

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The Trust, BlackRock Advisors, Inc. and PNC have received exemptive relief (the “Order”) from the SEC permitting the Trust, in connection with PNC’s subsidiary banks’ same day sweep program, to engage in overnight repurchase transactions in which PNC, or any entity that controls, is controlled by or is under common control with PNC (collectively, the “PNC Companies”), is the counterparty. The Order requires that, among other things: (i) each repurchase agreement transaction be effected pursuant to a master repurchase agreement between the Trust and the participating PNC Companies; (ii) the PNC Companies maintain at all times in a segregated sub-custodian account, in the name of the Trust for the benefit of the applicable series, collateral having a value, when added to the value of the collateral collateralizing any overnight repurchase agreements the PNC Companies have outstanding at that time, at least equal to the amount necessary to collateralize fully repurchase agreements with the Trust on behalf of each applicable series in an amount equal to the maximum amount that may be invested by the Trust on behalf of the applicable series in repurchase agreements for which any of the PNC Companies is the counterparty (the “Maximum Purchase Amount”); (iii) the master repurchase agreement be collateralized only by securities that are, except as to maturity, first-tier securities that are eligible collateral for all of the applicable series under the applicable Prospectuses and Statement of Additional Information and Rule 2a-7 under the 1940 Act and that enable the repurchase agreements to be treated as such under the United States Bankruptcy Code and analog provisions of the United States banking laws; (iv) before any repurchase agreement is entered into pursuant to the Order, the Adviser obtain and document competitive quotations from at least two other dealers with respect to repurchase agreements comparable to the type of repurchase agreement involved, except that if quotations are unavailable from two such dealers only one other competitive quotation is required; (v) before entering into a transaction pursuant to the exemption, a determination is required in each instance, based upon the information available to the Adviser, that the interest rate to be earned from the repurchase agreement to be entered into with any PNC Company is at least equal to that available from the repurchase agreements with respect to which quotes were obtained; (vi) the Trust limit the amount of each series’ net assets that may be invested pursuant to the Order with the PNC Companies to not more than 15% of a series’ net assets; (vii) PNC designate certain bank officers to be responsible for monitoring the daily operation of the sweep program and establish a committee comprised of such officers and PNC’s internal auditors to monitor the program, enforce procedures established to ensure compliance with the Order and report periodically to the Trust’s Board of Trustees concerning such program; and (viii) the Trust’s Board of Trustees establish procedures reasonably designed to ensure compliance with the Order’s conditions.

Restricted and Other Illiquid Securities. TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund may purchase illiquid securities. Rule 144A under the 1933 Act allows for an institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. The Adviser will monitor the liquidity of restricted and other illiquid securities under the supervision of the Board of Trustees. In reaching liquidity decisions, the Adviser will consider, inter alia, the following factors: (1) the unregistered nature of a Rule 144A security; (2) the frequency of trades and quotes for the Rule 144A security; (3) the number of dealers wishing to purchase or sell the Rule 144A security and the number of other potential purchasers; (4) dealer undertakings to make a market in the Rule 144A security; (5) the trading markets for the Rule 144A security; and (6) the nature of the Rule 144A security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A security, the method of soliciting offers and the mechanics of the transfer).

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Reverse Repurchase Agreements. Each of TempFund, TempCash, FedFund and T-Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement a Fund sells a security and simultaneously commits to repurchase that security at a future date from the buyer. In effect, the Fund is temporarily borrowing money at an agreed upon interest rate from the purchaser of the security, and the security sold represents collateral for the loan.

A Fund’s investment of the proceeds of a reverse repurchase agreement involves the speculative factor known as leverage. A Fund may enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. A Fund will maintain in a segregated account, liquid securities at least equal to its purchase obligations under these agreements. The Adviser will evaluate the creditworthiness of the other party in determining whether a Fund will enter into a reverse repurchase agreement. The use of reverse repurchase agreements involves certain risks. For example, the securities acquired by a Fund with the proceeds of such an agreement may decline in value, although the Fund is obligated to repurchase the securities sold to the counter party at the agreed upon price. In addition, the market value of the securities sold by a Fund may decline below the repurchase price to which the Fund remains committed.

Reverse repurchases are considered to be borrowings under the 1940 Act and may be entered into only for temporary or emergency purposes. Each of TempFund, TempCash, FedFund and T-Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements and securities lending transactions. Investments in reverse repurchase agreements and securities lending transaction will be aggregated for purposes of this investment limitation.

Securities Lending. Each of TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans will only be made to borrowers deemed by the Adviser to be creditworthy.

Short-Term Trading. Federal Trust Fund and Treasury Trust Fund may seek profits through short-term trading and engage in short-term trading for liquidity purposes. Increased trading may provide greater potential for capital gains and losses, and also involves correspondingly greater trading costs which are borne by the Fund involved. BIMC will consider such costs in determining whether or not a Fund should engage in such trading. The portfolio turnover rate for the Funds is expected to be zero for regulatory reporting purposes.

Stand-By Commitments. MuniFund, MuniCash, California Money Fund and New York Money Fund may acquire stand-by commitments. Under a stand-by commitment, a dealer would agree to purchase at a Fund’s option specified Municipal Obligations at their amortized cost value to the Fund plus accrued interest, if any. (Stand-by commitments acquired by a Fund may also be referred to as “put” options.) Stand-by commitments may be exercisable by a Fund at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred, or assigned only with the instruments involved. A Fund’s right to exercise stand-by commitments will be unconditional and unqualified.

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Special Considerations Regarding Foreign Investments. Investments by TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund in securities issued or supported by foreign entities, including foreign governments, foreign banks and foreign branches of U.S. banks, or investments supported by such entities, may subject the Funds to investment risks that are different in some respects from those of investments in obligations of U.S. domestic issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, interest limitations, the possible establishment of exchange controls, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping requirements than those applicable to domestic branches of U.S. banks. A Fund will acquire U.S. dollar-denominated securities issued by foreign issuers, including foreign governments, foreign banks and foreign branches of U.S. banks, only when the Fund’s investment adviser believes that the risks associated with such instruments are minimal.

U.S. Government Obligations. Examples of the types of U.S. Government obligations that may be held by the Funds include U.S. Treasury Bills, Treasury Notes, and Treasury Bonds and the obligations of the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, GNMA, FNMA, Federal Financing Bank, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, FHLMC, Farm Credit System and Tennessee Valley Authority. The Funds may also invest in mortgage-related securities issued or guaranteed by U.S. Government agencies and instrumentalities, including such obligations of the GNMA, FNMA and FHLMC.

To the extent consistent with their respective investment objectives, the Funds may invest in a variety of U.S. Treasury obligations and obligations issued by or guaranteed by the U.S. Government or its agencies, instrumentalities or sponsored enterprises. Not all U.S. Government obligations carry the same credit support. No assurance can be given that the U.S. Government would provide financial support to its agencies, instrumentalities or sponsored enterprises if it were not obligated to do so by law. There is no assurance that these commitments will be undertaken or complied with in the future.

Variable and Floating Rate Instruments. Each Fund may purchase variable and floating rate instruments. Variable and floating rate instruments are subject to the credit quality standards described in the Prospectuses. In some cases, the Funds may require that the obligation to pay the principal of the instrument be backed by a letter of credit or guarantee. Such instruments may carry stated maturities in excess of 13 months provided that the maturity-shortening provisions stated in Rule 2a-7 are satisfied. Although a particular variable or floating rate demand instrument may not be actively traded in a secondary market, in some cases, a Fund may be entitled to principal on demand and may be able to resell such notes in the dealer market.

Variable and floating rate demand instruments held by a Fund may have maturities of more than 13 months provided: (i) the Fund is entitled to the payment of principal and interest at any time, or during specified intervals not exceeding 13 months, upon giving the prescribed notice (which may not exceed 30 days), unless the instrument is guaranteed by the Government or its agencies and/or instrumentalities, and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 13 months. Variable and floating rate notes that do not provide for payment within seven days may be deemed illiquid and subject to a 10% limitation on illiquid investments.

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In determining a Fund’s average weighted portfolio maturity and whether a long-term variable rate demand instrument has a remaining maturity of 13 months or less, the instrument will be deemed by a Fund to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining a Fund’s average weighted portfolio maturity and whether a long-term floating rate demand instrument has a remaining maturity of 13 months or less, the instrument will be deemed by a Fund to have a maturity equal to the period remaining until the principal amount can be recovered through demand. Variable and floating notes are not typically rated by credit rating agencies, but their issuers must satisfy the Fund’s quality and maturity requirements. If an issuer of such a note were to default on its payment obligation, the Fund might be unable to dispose of the note because of the absence of an active secondary market and might, for this or other reasons, suffer a loss. The Fund invests in variable or floating rate notes only when the Adviser deems the investment to involve minimal credit risk.

When-Issued and Delayed Settlement Transactions. The Funds may utilize when-issued and delayed settlement transactions. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. Delayed settlement describes settlement of a securities transaction in the secondary market sometime in the future. The Fund will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued or delayed settlement basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. When a Fund agrees to purchase when-issued or delayed settlement securities, the Fund’s custodian will ensure that the Fund has designated securities at least equal to the amount of the commitment (i.e., notational segregation) that are deemed liquid and marked-to-market daily. A Fund’s liquidity and ability to manage its portfolio might be affected when it designates cash or portfolio securities to cover such purchase commitments. When a Fund engages in when-issued or delayed settlement transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in a Fund’s incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The Funds do not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of a Fund’s investment objective. Each Fund reserves the right to sell these securities before the settlement date if it is deemed advisable.

Special Risks with Respect to California Money Fund

The following section provides only a brief summary, and does not purport to be a complete description, of the complex factors affecting the financial condition of the State of California (the “State” or “California”) and its local government entities, and is based on information obtained from publicly available official statements, prospectuses and other information relating to securities offerings of the State or local issuers, or from other sources believed to be reliable, prior to the date of this Statement of Additional Information. The information contained in such publicly available documents has not been independently verified by the Trust. It should be noted that the creditworthiness of obligations issued by local issuers may be unrelated to the creditworthiness of California, and that there is no obligation on the part of California to make payment on such local obligations in the event of default in the absence of a specific guarantee or pledge provided by California.

Overview

Following several years of very strong growth in the late 1990’s, which produced large State revenue surpluses, the State’s financial condition started to worsen since the start of 2001, with the combination of a mild Statewide economic recession (but with a severe downturn in the high technology sector centered in the San Francisco Bay Area) and a dramatic decline in revenue from capital gains and

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stock option activity resulting from the decline in stock market levels after mid-2000. Over several years, revenues proved to be substantially lower than projections, largely because of continued weakness in the economy and stock markets. This resulted in an accumulated budget deficit by June 30, 2003 estimated at over $10 billion, and caused a severe cash shortage.

Since 2004 the State’s economy has recovered well, with job growth in both Southern and Northern California. The State economy has generally mirrored the national economy. Housing construction and resale markets were particularly strong, particularly while interest rates were low, but these markets have slowed since the start of 2006. The Governor’s Administration predicts modest economic growth in 2007 with some increasing strength in 2008.

Positive economic results, and particularly the resurgence of income tax receipts from capital gains and stock option activity in the past year as a result of rising stock markets, have resulted in State revenues exceeding projections for three years in a row. Spending cuts had also been made in successive years, along with use of internal and external loans and one-time measures, to balance the budgets in recent years. The Administration has estimated the State General Fund ended the 2005-06 fiscal year at June 30, 2006 with a budgetary fund balance (reserve) of $9.0 billion. Nevertheless, ongoing program obligations still exceed baseline revenues (a “structural budget gap”) and the 2006-07 budget was balanced only by applying a large part of the accumulated reserve. Updated estimates as of January, 2007 show estimated General Fund revenues and transfers for 2006-07 of $94.5 billion, with expenditures of $102.1 billion, and projected budget reserves at June 30, 2007 of $2.9 billion. Budget gaps are projected to recur in future years, which will require additional expenditure reductions or revenue increases.

In May, 2006, the Legislature enacted a package of measures to provide an estimated $116 billion for a “Strategic Growth Plan” which had been proposed by the Governor in January, 2006. This package included four bond measures totaling about $37.3 billion to provide funding for transportation, education, housing and flood control and levee repairs. All of these bond measures, plus a bond measure placed on the ballot by voter initiative for $5.4 billion for water quality, parks and flood control, were approved by the voters at the November 7, 2006 election.

The expenditure reductions and budget pressures in recent years on the State budget have resulted in continuing fiscal pressures on local governments throughout the State. As part of the 2004-05 State budget, the Governor reached an agreement to borrow $1.3 billion for each of two years, to be repaid after the 2005-06 fiscal year, from cities, counties, redevelopment agencies and other districts, in return for a constitutional amendment which would severely restrict such borrowings in the future. Several years of budget borrowing from transportation funds have left many State and local transportation construction projects without adequate funds.

Economic Factors

California’s economy is the largest among the 50 states and one of the largest 8 in the world. The State’s population of about 37.4 million (July 1, 2006 estimate) represents about 12-1/2% of the total United States population and grew by 26% in the 1980s, more than double the national rate. Population growth slowed to less than 1% annually in the early 1990’s due to a serious economic recession. For the decade of the 2000s, growth has returned to between 1 and 1.5 percent annually since 1997. The bulk of population growth in the State is due to births and foreign immigration.

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Total personal income in the State, at an estimated $1,338 billion in 2005, accounts for about 13% of all personal income in the nation. Total civilian employment was over 16.8 million in 2005, the majority of which is in the service, trade and manufacturing sectors.

California began a period of strong economic growth in 1994 in virtually all sectors, particularly in high technology manufacturing and services, including computer software and other services, entertainment, tourism, and construction, and also with very strong growth in exports. The California economy outpaced the nation during this period. In 2001, the State finally showed the impact of the nationwide economic slowdown, coupled with a cyclical downturn in the high technology sector (including Internet-related businesses) and entered a mild recession. International trade also slowed between 2001 and 2003 reflecting weakness in overseas economies (particularly in Asia). Job losses were concentrated in the San Francisco Bay Area, particularly in high technology industries; economic conditions have been better in other parts of the State.

Statewide, modest job growth resumed in the second half of 2003 and has continued through 2006, although economic conditions generally were weaker in the latter part of 2006 than at the start of the year. Real GDP (3.4% increase) and state personal income (6.6% increase) were both higher in 2006 than for 2005. The unemployment rate for 2006 averaged 4.8%, compared to 5.4% for 2005. Most significantly, by 2005 economic growth in the San Francisco Bay Area was at almost the same level as in Southern California. New residential construction and existing home sales, which had been very strong in the last few years, in part due to low interest rates, finally slowed down noticeably in 2006 in both California and the nation. For all of 2006, new housing permits in California were down 22 percent, and sales of existing homes were down 25 percent, compared to 2005. Housing prices have dropped in some, but not all, areas of the State. After several weak years, nonresidential construction grew more strongly in 2005 and 2006, somewhat offsetting the weakness in residential construction. Exports through California ports reversed their declines of several years and showed year-over-year increases since 2004. The full year of 2006 is expected to be a record for exports from California ports. In January, 2007, the State Department of Finance projected modest growth in the economy in 2007 with some strengthening in 2008. California’s economic growth will remain tied to the overall national economy.

Constitutional Limitations on Taxes, Other Charges and Appropriations

Limitation on Property Taxes. Certain California Debt Obligations may be obligations of issuers which rely in whole or in part, directly or indirectly, on ad valorem property taxes as a source of revenue. The taxing powers of California local governments and districts are limited by Article XIIIA of the California Constitution, enacted by the voters in 1978 and commonly known as “Proposition 13.” Briefly, Article XIIIA limits the rate of ad valorem property taxes to 1% of full cash value of real property and generally restricts the reassessment of property to 2% per year, except upon new construction or change of ownership (subject to a number of exemptions). Taxing entities may, however, raise ad valorem taxes above the 1% limit to pay debt service on voter-approved bonded indebtedness.

Under Article XIIIA, the basic 1% ad valorem tax levy is applied against the assessed value of property as of the owner’s date of acquisition (or as of March 1, 1975, if acquired earlier), subject to certain adjustments. This system has resulted in widely varying amounts of tax on similarly situated properties. Several lawsuits were filed challenging the acquisition-based assessment system of Proposition 13, but it was upheld by the U.S. Supreme Court in 1992.

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Article XIIIA prohibits local governments from raising revenues through ad valorem taxes above the 1% limit; it also requires voters of any governmental unit to give two-thirds approval to levy any “special tax.”

Limitations on Other Taxes, Fees and Charges. On November 5, 1996, the voters of the State approved Proposition 218, called the “Right to Vote on Taxes Act.” Proposition 218 added Articles XIIIC and XIIID to the State Constitution, which contain a number of provisions affecting the ability of local agencies to levy and collect both existing and future taxes, assessments, fees and charges.

Article XIIIC requires that all new or increased local taxes be submitted to the voters before they become effective. Taxes for general governmental purposes require a majority vote and taxes for specific purposes require a two-thirds vote.

Article XIIID contains several new provisions making it generally more difficult for local agencies to levy and maintain “assessments” for municipal services and programs. Article XIIID also contains several new provisions affecting “fees” and “charges”, defined for purposes of Article XIIID to mean “any levy other than an ad valorem tax, a special tax, or an assessment, imposed by a [local government] upon a parcel or upon a person as an incident of property ownership, including a user fee or charge for a property related service.” All new and existing property related fees and charges must conform to requirements prohibiting, among other things, fees and charges which generate revenues exceeding the funds required to provide the property related service or are used for unrelated purposes. There are new notice, hearing and protest procedures for levying or increasing property related fees and charges, and, except for fees or charges for sewer, water and refuse collection services (or fees for electrical and gas service, which are not treated as “property related” for purposes of Article XIIID), no property related fee or charge may be imposed or increased without majority approval by the property owners subject to the fee or charge or, at the option of the local agency, two-thirds voter approval by the electorate residing in the affected area.

In addition to the provisions described above, Article XIIIC removes limitations on the initiative power in matters of local taxes, assessments, fees and charges. Consequently, local voters could, by future initiative, repeal, reduce or prohibit the future imposition or increase of any local tax, assessment, fee or charge. It is unclear how this right of local initiative may be used in cases where taxes or charges have been or will be specifically pledged to secure debt issues.

The interpretation and application of Proposition 218 will ultimately be determined by the courts with respect to a number of matters, and it is not possible at this time to predict with certainty the outcome of such cases.

Appropriations Limits. The State and its local governments are subject to an annual “appropriations limit” imposed by Article XIIIB of the California Constitution, enacted by the voters in 1979 and significantly amended by Propositions 98 and 111 in 1988 and 1990, respectively. Article XIIIB prohibits the State or any covered local government from spending “appropriations subject to limitation” in excess of the appropriations limit imposed. “Appropriations subject to limitation” are authorizations to spend “proceeds of taxes,” which consist of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges or other fees, to the extent that such proceeds exceed the cost of providing the product or service, but “proceeds of taxes” exclude most State subventions to local governments. No limit is imposed on appropriations of funds which are not “proceeds of taxes,” such as reasonable user charges or fees, and certain other non-tax funds, including bond proceeds.

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Among the expenditures not included in the Article XIIIB appropriations limit are (1) the debt service cost of bonds issued or authorized prior to January 1, 1979, or subsequently authorized by the voters, (2) appropriations to comply with mandates of courts or the federal government, (3) appropriations for certain capital outlay projects, (4) appropriations by the State of post-1989 increases in gasoline taxes and vehicle weight fees, and (5) appropriations made in certain cases of emergency.

The appropriations limit for each year is adjusted annually to reflect changes in cost of living and population, and any transfers of service responsibilities between government units. The definitions for such adjustments were liberalized in 1990 to follow more closely growth in the State’s economy.

“Excess” revenues are measured over a two year cycle. Local governments must return any excess to taxpayers by rate reductions. The State must refund 50% of any excess, with the other 50% paid to schools and community colleges. With more liberal annual adjustment factors since 1988, and depressed revenues in the early 1990’s because of the recession, few governments have been operating near their spending limits, but this condition may change over time. Local governments may by voter approval exceed their spending limits for up to four years. Because of extraordinary revenue receipts in fiscal year 1999-2000, State appropriations were estimated to be about $975 million above the limit. However, since the State was $2.1 billion below its limit in fiscal year 2000-01, resulting in no excess over the two-year period, no refunds were made. 1999-2000 was the only fiscal year since the late 1980’s when State appropriations were above the limit. The State Department of Finance estimates the State was about $7.5 billion below the limit in 2005-06, and will be about $12.2 billion below its limit in 2006-07.

Because of the complex nature of Articles XIIIA, XIIIB, XIIIC and XIIID of the California Constitution, the ambiguities and possible inconsistencies in their terms, and the impossibility of predicting future appropriations or changes in population and cost of living, and the probability of continuing legal challenges, it is not currently possible to determine fully the impact of these Articles on California Debt Obligations or on the ability of the State or local governments to pay debt service on such California Debt Obligations. It is not possible, at the present time, to predict the outcome of any pending litigation with respect to the ultimate scope, impact or constitutionality of these Articles or the impact of any such determinations upon State agencies or local governments, or upon their ability to pay debt service on their obligations. Further initiatives or legislative changes in laws or the California Constitution may also affect the ability of the State or local issuers to repay their obligations.

Obligations of the State of California

Under the California Constitution, debt service on outstanding general obligation bonds is the second charge to the General Fund after support of the public school system and public institutions of higher education. As of January 1, 2007, the State had outstanding approximately $37.7 billion of long-term general obligation bonds and $7.7 billion of lease-purchase debt supported by the State General Fund. The State also had about $11.6 billion of general obligation bonds which were supported by other revenues, including economic recovery bonds payable from a special sales tax. As of January 1, 2007 the State had about $72.1 billion of authorized and unissued General Fund-supported long-term general obligation bonds and $3.2 billion of authorized and unissued lease-purchase debt. This figure includes $42.7 billion of new general obligation bonds approved by the voters at the November 7, 2006 election. In the 2005-06 fiscal year, debt service on General Fund-supported general obligation bonds and lease purchase debt was approximately 4.16% of General Fund revenues. See also “Bond Ratings” below.

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Obligations of State Agencies

A number of State agencies and authorities issue obligations secured or payable from specified revenue streams. These obligations are not payable from the State’s General Fund and carry different ratings than the State’s general obligation bonds. The State’s Department of Water Resources has been one of the largest issuers of revenue bonds in recent years, with over $13 billion of outstanding bonds secured by power and water users. The California Housing Finance Agency has issued over $7 billion of bonds secured by mortgage loans made for single family and multi-family housing units. None of these revenue bonds is backed by the State’s faith and credit or taxing power.

Recent Financial Results

The principal sources of General Fund tax revenues in 2005-06 were the California personal income tax (53 percent of total tax revenues), the sales and use tax (30 percent), and the corporation tax (11 percent). A large portion of personal income tax receipts was derived from capital gains realizations and stock option income. While these sources were extraordinarily strong in the late 1990’s and 2000, they are particularly volatile. The Department of Finance has projected that this source of revenue dropped from $17.6 billion, or 25% of all General Fund revenues in 1999-2000 to $5.2 billion, or 7% in 2001-02; this represents the bulk of the total General Fund revenue shortfall in this period. This source was projected to represent about 14.4% of General Fund revenues in 2006-07 and about 14.4% in 2007-08.

The State maintains a Special Fund for Economic Uncertainties (the “SFEU”), derived from General Fund revenues, as a reserve to meet cash needs of the General Fund, but which is required to be replenished as soon as sufficient revenues are available. Year-end balances in the SFEU are included for financial reporting purposes in the General Fund balance.

Throughout the 1980’s, State spending increased rapidly as the State population and economy also grew rapidly, including increased spending for many assistance programs to local governments, which were constrained by Proposition 13 and other laws. The largest State program is assistance to local public school districts. In 1988, an initiative (Proposition 98) was enacted which (subject to suspension by a two-thirds vote of the Legislature and the Governor) guarantees local school districts and community college districts a minimum share of State General Fund revenues (currently about 35 percent).

The substantial declines in the stock markets have adversely affected the earnings of State pension funds, and have created unfunded future pension liabilities, where there had been surpluses in the early 2000’s. The State’s annual contributions to the Public Employee’s Retirement System have increased from $157 million in the 2000-01 fiscal year to $2.7 billion in the 2006-07 fiscal year. The State will pay about $1.0 billion in the 2006-07 fiscal year for “pay as you go” funding for health benefits for retired State employees, almost double what it paid in 2002-03. Starting in fiscal year 2007-08, accounting rules will require the State to estimate the actuarial cost of this future liability; the State has not computed this liability to date. Once an actuarial estimate is made, the State’s credit ratings may be affected if the State does not reduce or manage the unfunded liability.

Balanced Budget Amendment

On March 2, 2004, voters approved Proposition 58, a constitutional amendment called the “Balanced Budget Amendment,” which will affect future State budgeting procedures. This

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amendment was linked to Proposition 57, also approved by the voters, which authorized issuance of $15 billion of long-term general obligation bonds, additionally secured by a 1/4 cent increment of the State’s sales tax, which can be used to eliminate the accumulated budget deficits through June 30, 2004 and certain additional obligations incurred by the State.

The Balanced Budget Amendment will require the Legislature, starting in the 2004-05 fiscal year, to enact a budget bill in which General Fund expenditures do not exceed estimated General Fund revenues and available reserves After passage of the budget act, if the Governor determines that the State is facing substantial revenue shortfalls or spending deficiencies, the Governor may declare a fiscal emergency, and propose legislation to address the emergency. The Legislature would be called in to special session to address this proposal. If the Legislature failed to send legislation to the Governor to address the fiscal emergency within 45 days, it would be prohibited from acting on any other bills or adjourning until fiscal legislation is passed.

The Amendment also creates a special reserve called the Budget Stabilization Account in the State General Fund. Beginning in the 2006-07 fiscal year, a portion of estimated annual General Fund revenues would be transferred by the Controller into the Account not later than September 30 of each year. The transfer begins at 1 percent of revenues, and increases annually to reach a level of 3 percent. (The initial transfer of $944 million took place in September 2006 and a second installment totaling an estimated $2.05 billion is included in the 2007-08 Governor’s Budget proposal.) The transfers would continue until the Budget Stabilization Account reaches a balance of the greater of $8 billion or 5 percent of General Fund revenue. Moneys in the Account may be used to make up for unexpected budget imbalances, but will then have to be replenished with future transfers until the target level is reached. The annual transfer can be suspended by the Governor by an executive order issued not later than June 1 of the preceding fiscal year. The Amendment requires that one half of the Budget Stabilization Account deposits, up to an aggregate of $5 billion, shall be transferred to the State Treasurer to provide for early redemption of the economic recovery bonds approved by Proposition 57. The initial deposit of $472 million to retire economic recovery bonds was also made in September 2006.

A final provision of the Amendment will prohibit future long-term bond issuances for the purpose of funding budget deficits, once the bonds authorized by Proposition 57 are issued. Short term borrowing for cash flow management will continue to be authorized.

State-local Fiscal Relations

In November, 2004, voters approved Proposition 1A, which made significant changes in the fiscal relationship between the State and local governments. In return for a $2.6 billion contribution to State budgets in the 2004-05 and 2005-06 fiscal years, Proposition 1A prohibits the State from accessing local governments’ property tax, sales tax and vehicle license fee revenues except under limited circumstances. Starting in the 2008-09 fiscal year the State can borrow up to 8 percent of local property tax revenues but only if the Governor declares a fiscal hardship and with 2/3 approval of each house of the Legislature. This amount must be repaid within three years, and such borrowing can only be done twice in any ten-year period. Proposition 1A also strengthens requirements for the State to reimburse local governments if it enacts certain kinds of laws which mandate increased local spending. Proposition 1A is intended to produce greater certainty for local governments, but will reduce the State’s options for dealing with budget shortfalls in the future.

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Recent Budgets Prior to 2005-06

The economy, and especially the stock markets, grew strongly during the second half of the 1990’s, and as a result, the General Fund took in substantially greater tax revenues (an aggregate of more than $20 billion over the six fiscal years 1995-96 through 2000-01) than were initially planned when the budgets were enacted. These additional funds were largely directed to school spending as mandated by Proposition 98, and to make up shortfalls from reduced federal health and welfare aid in 1995-96 and 1996-97. In 1998-99 through 2000-01, new spending programs were also enacted, particularly for education, new capital outlay projects were funded from current receipts, and significant tax reductions were enacted. The Department of Finance estimates that the State’s budget reserve (the SFEU) reached a high point of $8.7 billion at June 30, 2000. In the ensuing three years, the combination of continuing high spending levels and substantially reduced revenues resulting from the economic slowdown and stock market decline brought the estimated balance of the SFEU to a negative $8.6 billion by June 30, 2003.

The growth in General Fund revenues since 1994-95 resulted in significant increases in State funding for local school districts under Proposition 98, an initiative measure adopted in 1988 which guarantees a minimum percentage of General Fund revenues for K-14 schools. From the 1994-95 level of about $4,200 per pupil, annual State funding has increased to over $7,000 per pupil in the 2005-06 fiscal year. A significant amount of the new moneys have been directed to specific educational reforms, including reduction of class sizes in many grade levels.

An important element of Budget Acts during the years of large capital gains receipts was agreement on substantial tax cuts. The largest of these was a phased-in cut in the Vehicle License Fee (an annual tax on the value of cars registered in the State, the “VLF”). Starting on January 1, 1999, the VLF was reduced by 25 percent, which was increased in steps to a 67.5% reduction effective January 1, 2001. Under pre-existing law, VLF funds were automatically transferred to cities and counties, so the new legislation provided for the General Fund to make up the reductions. The full 67.5% percent VLF cut was offset by transfers of about $4.2 billion annually from the General Fund. Other miscellaneous business and personal tax cuts and tax credits were of a much smaller overall amount.

The previous Governor attempted to raise the VLF back to its 1998 level because of shortfalls in General Fund money in 2003 to make the “offset” to cities and counties. Subsequently, the newly elected Governor Schwarzenegger reversed this action and committed to retain the VLF cut and the offset to local governments. A subsequent Constitutional Amendment has replaced the offset with a larger share of local property taxes for cities and counties.

During fiscal year 2001–02, as the state and national economies fell into a mild recession and the stock markets dropped significantly, the state experienced an unprecedented drop in revenues compared to the prior year largely due to reduced personal income taxes from stock option and capital gains activity. During the three fiscal years between 2001-02 and 2003-04, the state encountered severe budgetary difficulties because of reduced revenues and failure to make equivalent reductions in expenditures, resulting in successive budget deficits. The budgets for these years included substantial reliance on one-time measures, internal borrowing, and external borrowing. The state also faced a cash flow crisis during this period which was relieved by the issuance of Revenue Anticipation Warrants in June 2002 and June 2003 and Economic Recovery Bonds in the spring of 2004.

While the 2004-05 Budget Act (“2004 Budget Act”) was aided by a recovering state economy and increased revenues, balancing of the budget still required a number of one-time actions. These included application of proceeds of the Economic Recovery Bonds sold in the spring of 2004 and of tobacco securitization bonds, and suspension of Proposition 42 transfer of certain sales taxes to

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transportation purposes. The 2004 Budget Act also used the second year of borrowing from local governments.

In summary, the 2004 Budget Act addressed a projected $13.9 billion budget shortfall through expenditure cuts ($4.0 billion or 28.7 percent), cost avoidance ($4.4 billion or 31.7 percent), fund shifts ($1.6 billion or 11.2 percent), loans or borrowing ($2.1 billion or 15.4 percent), and transfers and other revenue ($1.8 billion or 13.0 percent).

Final estimates relating to the 2004-05 fiscal year, as released in the 2006-07 Governor’s Budget in January, 2006, show that the state experienced substantially more favorable results than were projected at the time the 2004 Budget Act was signed. As a result of revised estimates for years prior to 2004-05, tax amnesty payments and improved economic results which generated major increases in tax revenues, the Administration estimated that total prior year resources, plus revenues and transfers for 2004-05, were about $91.5 billion, more than $9.1 billion higher than originally estimated. Expenditures increased by about $1.1 billion. As a result, the fund balance at June 30, 2005 was estimated at about $9.6 billion, of which $9.1 billion was in the SFEU, compared to the original 2004 Budget Act estimate of $768 million in the SFEU.

Fiscal Year 2005-06 Budget

The initial 2006 Governor’s Budget, released January 10, 2005, projected that revenues for the 2005-06 fiscal year would increase from the prior year by about $5.2 billion, as a result of the improving economy. However, under current programs and laws, the Governor stated that expenditures would increase by $10 billion. To close an estimated $9 billion budget gap, the Governor proposed a number of budget solutions, without tax increases, to be coupled with fundamental reforms which would have to approved by the voters.

In the May Revision to the 2005-06 Governor’s Budget proposal, the Administration estimated that improved revenues from stronger economic conditions had reduced the budget gap to about $4 billion. This permitted the Administration to revise its projected budget solutions.

The 2005 Budget Act was signed by the Governor on July 11, 2005. General Fund revenues and transfers were projected to increase 5.7 percent, from $79.9 billion in fiscal year 2004-05 to $84.5 billion in fiscal year 2005-06. The 2005 Budget Act contained General Fund appropriations of $90.0 billion, compared to $81.7 billion in 2004-05. The difference between revenues and expenditures in fiscal year 2005-06 was funded by using a part of the $9.6 billion fund balance at June 30, 2005. The June 30, 2006 reserve was projected to be $1.302 billion. About $900 million of this reserve was set aside for payment in fiscal year 2006-07 of tax refunds and other adjustments related to the tax amnesty program implemented in early 2005.

The 2005 Budget Act also included Special Fund expenditures of $23.3 billion and Bond Fund expenditures of $4.0 billion. The state issued $3.0 billion of Revenue Anticipation Notes (RANs) to meet the its short-term cash flow needs for fiscal year 2005-06.

The 2005 Budget Act was substantially similar to the Governor’s May Revision proposals. It contained the following major components:

1. Proposition 98—General Fund expenditures increased by $2.582 billion, or 7.6 percent, to $36.6 billion. The Budget Act fully funded enrollment growth and a 4.23 percent cost of living increase. Per pupil spending under Proposition 98 was projected to be $7,402, compared to $7,023 in the previous year. The Budget reflected savings of $3.8 billion resulting from the waiver of

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the minimum funding guarantee in 2004-05, which will be restored to the Proposition 98 budget in future years as General Fund revenue growth exceeds personal income growth.

2. Higher Education—The 2005 Budget Act provided for total Higher Education funding of $17.8 billion from all revenue sources, including $10.2 billion General Fund. General Fund support for both the UC and CSU was increased by $134 million (about 5 percent) compared to 2004-05. The Budget Act assumed fee increases for undergraduate and graduate students.

3. Health and Human Services—The 2005 Budget Act increased General Fund expenditures by $2.1 billion, or 8.5 percent, to $27.1 billion for Health and Human Services programs. The Budget reflected the suspension of the July 2005 and July 2006 CalWORKs grant cost-of-living-adjustments (COLAs), yielding General Fund savings of $136 million in 2005-06 and $139 million in 2006-07. The Budget further assumed the January 2006 and January 2007 COLAs for SSI/SSP recipients will be suspended for estimated General Fund savings of $132 million in 2005-06, $407.5 million in 2006-07, and $281 million in 2007-08. The Budget also included federal fiscal relief of $223 million due to progress in implementing a single, statewide automated child support system.

4. Vehicle License Fee Gap Loan Repayment—The 2005 Budget Act fully repaid the $1.2 billion that local governments lost between July and October of 2003, when the Vehicle License Fee offset program was temporarily suspended. The state was not required to repay the gap loan until August of 2006. This payment was made in August, 2005.

5. Transportation Funding—The Proposition 42 provision for sales taxes on gasoline to be used for transportation projects was fully funded at an estimated $1.3 billion. (The original budget proposal called for the suspension of this transfer to boost General Fund revenues.) The Budget Act includes a proposal, originally included in the 2004-05 budget, to provide about $1 billion for transportation programs from the sale of future receipts of gaming revenues from new compacts with several Indian tribes. The sale, and a related bond issue, are waiting for resolution of litigation concerning these compacts.

6. Financial Instruments—The Governor’s original plan to sell $1.7 billion of additional deficit financing bonds was deleted from the budget following higher revenue estimates in the May Revision of the Governor’s Budget. The 2005 Budget Act assumed the state’s issuance of pension obligation bonds to fund approximately $525 million of the state’s 2005-06 retirement obligation to the California Public Employees’ Retirement System. However, because of an adverse trial court decision in a lawsuit challenging the validity of these bonds, and the time which would be required for an appeal, these bonds will not be issued before June 30, 2006, and other funds will be required to make the pension fund payment. The Budget further reflected the receipt of $525 million in August, 2005 from the refinancing of tobacco securitization bonds. The original 2005-06 Governor’s Budget had included a proposal to issue $464 million of judgment bonds to finance the settlement of lawsuits arising from flood damage in earlier years, but subsequent developments led to the removal of this proposal from the budget. The State settled three related lawsuits through stipulated judgments. The largest settlement, in the amount of $428 million, provides for the State to make annual payments of $42.8 million per year, plus interest, for ten years; the payments are subject to annual appropriation by the Legislature. The first year’s payment, as well as $36 million to fully discharge the other two stipulated judgments, is included in the 2005 Budget Act.

7. Taxes—The Budget Act contains no new taxes.

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As of the release of the May Revision of the Governor’s 2006-07 Budget, on May 12, 2006, the Administration revealed that substantially higher revenues were projected than at the time of enactment of the 2005 Budget Act. Expenditures were also projected to rise, in part to provide required funds under Proposition 98, and to fund a special appropriation of $500 million for levee repairs and other flood control improvements. With the additional revenues, added to recalculation of prior year revenues higher than originally estimated, the Administration estimated, as of the enactment of the fiscal year 2006-07 Budget Act on June 30, 2006, that the General Fund would end the fiscal year at June 30, 2006 with a fund balance of $9.0 billion, compared to the initial projection when the 2005 Budget Act was passed of $1.3 billion.

Fiscal Year 2006-07 Budget

The 2006-07 Governor’s Budget, released on January 10, 2006, estimated that the operating deficit for 2006-07 would be $6.3 billion. About $1.6 billion of this gap, however, is based on prepayments and scheduled payments from the General Fund to other funds and sources, which were used to balance earlier budgets, leaving what the Administration termed as an “effective operating deficit” of about $4.7 billion.

The final 2006-07 Budget Act (the “2006 Budget Act”) was signed by the Governor on June 30, 2006, along with a series of companion implementing bills. The final 2006 Budget Act enacted a spending plan of about $127.9 billion, of which $101.3 billion will be from the General Fund, an increase of 9.2 percent over the prior year. The Governor vetoed spending of about $112 million ($62 million General Fund). General Fund revenues and transfers are projected to be about $94.4 billion, a 1.7 percent increase. The difference will be made up by applying a portion of the $9.0 billion reserve at June 30, 2006. While the “operating shortfall” between revenues and expenditures is $6.9 billion, the Administration states that $2.1 billion will go into reserves, and another $2.8 billion will be used to repay and prepay prior budgetary loans, leaving a much smaller “effective operating deficit.” The 2006 Budget Act also included Special Fund expenditures of $26.6 billion and Bond Fund expenditures of $3.6 billion. The State issued $1.5 billion of revenue anticipation notes to fund its cash management program for 2006-07, the lowest borrowing since 2000.

The final 2006 Budget Act closely resembled the plan presented by the Governor in the 2006 May Revision. Its principal components included the following:

1. Debt Repayment—A total of $2.8 billion ($2.6 billion from the General Fund) will be used to prepay previous obligations and borrowings which were used to fund deficits in prior fiscal years. The largest component is a prepayment of $1.4 billion owed to State transportation funds for previous diversion of sales tax revenues on gasoline, which was otherwise scheduled to be made in the 2007-08 fiscal year. $472 million will be used to prepay Economic Recovery Bonds; $347 million will repay and prepay other loans from special funds; almost $550 million will be used to repay and prepay obligations owed to local governments and schools, and $32 million will be used to prepay general obligation bonds coming due in the next two fiscal years.

2. Proposition 98—General Fund expenditures for K-12 schools are budgeted at $41.3 billion, an increase of almost $3 billion over 2005-06. This amount is about $600 million higher than the minimum Proposition 98 guaranty. Per-pupil Proposition 98 spending for K-12 schools is estimated at $8,288, compared to $7,045 for 2004-05. Total Proposition 98 expenditures for K-12 schools (which includes local property taxes) total $49.1 billion, or 10.0 percent above final 2005-06 figures. These amounts include an agreement to fund an additional $2.5 billion for K-12 to settle litigation alleging the State underpaid schools in earlier years. Part of this amount is included in the

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current year and the balance will be paid over several succeeding years. The Administration proposes to obtain some of the funds for this settlement by refinancing outstanding tobacco settlement bonds. Some of the additional funds in the current year are dedicated to block grants for arts, music and physical education.

3. Higher Education—The 2006 Budget Act provides increased funding for all three higher education segments, including moneys to offset any fee increases at the University of California and California State Universities, and to reduce fees at Community Colleges. Funding increases over 2005-06 derived from the General Fund are, respectively, 8.4% for UC, 7.4% for CSU and 7.6% for Community Colleges, a total of almost $900 million.

4. Health and Human Services—The 2006 Budget Act funds $19.5 billion from the General Fund to be spent on Health programs (a 10% increase from 2005-06) and $9.8 billion for Human Services programs (a 6% increase). This funding will cover caseload increases, new funding for response to any avian flu pandemic, new funding to meet higher work participation requirements included in the new federal law extending the TANF (welfare) program, which was enacted this year, and a variety of other programs. Prior law which deferred a January 1, 2007 cost of living increase for certain social services programs was repealed, at an increased cost of $42 million.

5. Transportation Funding—The 2006 Budget Act includes $1.4 billion to fully fund Proposition 42 in 2006-07 and provides $1.4 billion for advance payment of the 2004-05 Proposition 42 loan due in 2007-08 (including interest). (Proposition 42 dedicates the sales tax on gasoline to transportation purposes, but allows suspension when budgetary needs arise, which was done for several years, giving rise to a repayment obligation.) A portion of these funds will be available for local transportation projects. The Administration continues to plan to obtain about $1 billion in funds for transportation programs from sale of the right to receive revenues from Indian gaming compacts, but this will depend on successful resolution of litigation still pending.

6. Reserves and Budget Stabilization Account—The 2006 Budget Act contains the first implementation of Proposition 58, the “Balanced Budget Amendment.” Under this law, a total of $944 million will be transferred to the Budget Stabilization Account (BSA). Half of this amount, or $472 million, will remain in the BSA as a reserve. The other half will be further transferred for the purpose of early retirement of Economic Recovery Bonds. In addition, the 2006 Budget Act includes a transfer of $1.6 billion to the Special Fund for Economic Uncertainties, thus providing total budget reserves of $2.1 billion at the end of the fiscal year.

Although the 2006-07 fiscal year budget is balanced, it will leave the State with an ongoing structural deficit in fiscal years 2007-08 and 2008-09, estimated in the range of $4.5-5 billion by the State Legislative Analyst’s Office. Some of this deficit can be addressed using part of any available reserves at the end of the 2006-07 fiscal year.

Updated estimates contained in the 2007-08 Governor’s Budget released on January 10, 2007 show the General Fund condition has improved since the enactment of the 2006 Budget Act. Revision of revenues and expenditures for the 2005-06 fiscal year and earlier periods resulted in a net increase of resources of $1.3 billion. Revenue estimates for 2006-07 were increased by $512 million due primarily to higher major tax revenues. Expenditures for 2006-07 were increased by a net $876 million, primarily for spending required by Proposition 98. As a result, the Administration projected the June 30, 2007 fund balance would be about $2.9 billion, an increase of more than $800 million from the original 2006 Budget Act.

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Proposed 2007-08 Fiscal Year Budget

The 2007-08 Governor’s Budget proposed a balanced budget based on General Fund revenues and transfers of $101.3 billion, an increase of about 7% from the prior year, with expenditures of $103.1 billion, a 1% increase from the prior year. Prior year reserves make up the difference. The proposal projects a reserve balance at June 30, 2008 of $2.1 billion, including $1.5 billion in the Budget Stabilization Account.

In order the close an operating deficit of about $2.4 billion, the Governor has made a number of fiscal proposals, including shifting of certain education costs for school busing and costs of debt service on transportation-related bonds from the General Fund to excess sales tax revenues on gasoline, which would otherwise have been devoted to public transportation programs; reductions in certain health and welfare grants; application of funds from new tribal gaming compacts and other proposals, all of which will have to negotiated with the Legislature. The 2007-08 Governor’s Budget proposes full funding for K-12 schools under Proposition 98 and increased funding for higher education.

The Governor’s Budget proposal also includes Special Fund expenditures of $27.7 billion and Bond Fund expenditures of $12.6 billion, reflecting the start of implementation of the bond package approved by the voters in November 2006. (See next section below.)

Strategic Growth Plan

In January 2006, the Governor proposed a comprehensive Strategic Growth Plan, which was to be the first installment of a 20-year investment in the state’s infrastructure in the following five areas: transportation and air quality, education, flood control and water supply, public safety, and court and other public service infrastructure. Specifically, the plan laid out more than $222 billion in infrastructure investments over the first ten years, of which $68 billion would be financed with General Obligation (GO) Bonds, and the remainder would come from a mixture of existing and new funding sources.

In May 2006, the Legislature adopted a package of bills providing part of the infrastructure financing plan requested by the Governor. The main components of this package included four proposed bond measures on the November, 2006 ballot, containing the following elements: (i) $19.9 billion for transportation, air quality, port security and related projects; (ii) $10.4 billion for K-12 school construction and rehabilitation and higher education facilities; (iii) $4.1 billion for levee repair, flood control and related projects, and (iv) $2.9 billion for various housing programs. In addition, there was a constitutional amendment on the ballot to limit future diversions of sales taxes on gasoline from transportation purposes (Proposition 42). All five of these measures were approved by the voters at the November 7, 2006 election, at which time the Governor was also re-elected to a second term in office.

In the 2007-08 Governor’s Budget, the Governor proposed a continuation of the Strategic Growth Plan to address needs which were not included in the 2006 bond package. The Governor’s proposal includes $43.3 billion of additional bond funding, comprised of $29.4 billion of GO bonds (to be placed before the voters in 2008 and 2010), $11.9 billion of lease revenue bonds supported by the General Fund (not requiring voter approval) and $2.0 billion of revenue bonds which would be repaid from sources other than the General Fund. The new components of the Strategic Growth Plan would be applied to state and local correctional facilities, K-12 educational facilities, higher education facilities, water supply and management, state judiciary facilities and other public service infrastructure needs. The new bond sources, if approved, together with already-approved bonds and other funds which can be leveraged, including public-private partnerships, would provide over $200 billion of total spending.

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Cash Flow Requirements

The State typically funds its day-to-day operating requirements of the General Fund from revenue receipts, interfund borrowing from special funds, and external borrowing in the form of revenue anticipation notes (“RANs”), which fund annual cash flow requirements and are repaid within the same fiscal year, and revenue anticipation warrants (“RAWs”) which are issued only when it is necessary to bridge a budgetary deficit over the end of a fiscal year. The State’s ongoing revenue shortfalls and budget deficits incurred in the years between 2001 and 2004, along with certain unique factors associated with the State’s energy crisis in 2001, placed severe pressure on the State’s cash resources, and required an unprecedented amount of short-term cash flow borrowing.

The State sold a record $12.5 billion of RANs in October 2002, due in June 2003, to cover its cash flow needs. By mid-winter 2003 it became evident that the State would have a cash shortfall by the end of June 2003, when the $12.5 billion RANs came due. Accordingly, the State issued $11 billion of RAWs, also a record, on June 18, 2003 to pay the RANs and other obligations coming due in June 2003, and to cover cash flow requirements through late August. To sell these RAWs, the State was required to obtain credit support from a group of financial institutions. The State issued $3 billion of RANs in October 2003 to fund the remainder of its cash management needs for the 2003-04 fiscal year. For the first time, the entire State RAN issue was supported by external bank credit.

All of the RAWs and RANs due in June 2004 were paid, from a combination of available revenues and proceeds from the sale of deficit financing bonds approved by the voters in March 2004 (“economic recovery bonds”), supported by a special 1/4 cent statewide sales tax. The State’s improving revenue and cash position (aided significantly by the infusion of $11.25 billion in proceeds from economic recovery bonds) has allowed the State to reduce its annual RAN borrowings as part of its normal cash management program. The State’s RANs totaled $6 billion in 2004-05, $3 billion in 2005-06 and $1.5 billion in 2006-07. The State has about $3.75 billion of economic recovery bond authorization remaining which can assist in cash management. If it is unable to bring its ongoing structural budget deficit into balance, it may again face cash flow problems in the future and may have to rely on access to public capital markets to maintain adequate cash flow to pay its obligations.

Bond Ratings

The ratings on California’s long-term general obligation bonds were as high as “AA” from Standard & Poor’s, “Aa2” from Moody’s and “AA” from Fitch in 2000. Starting in December 2002, as the State’s budget and cash condition worsened, all three rating agencies reduced the ratings of California’s general obligation bonds to the “BBB” level. With improved economic conditions and fiscal results, and issuance of economic recovery bonds to reduce cash flow risks, the State’s ratings have been raised and as of January 1, 2007, were Standard & Poor’s “A+,” Fitch “A+” and Moody’s “A1.” The economic recovery bonds bear higher ratings, in the “AA-” range, because of the additional pledge of a dedicated stream of sales tax revenues.

There can be no assurance that current ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to creditworthiness of obligations issued by the State of California, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

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Legal Proceedings

The State is involved in certain legal proceedings (described in the State’s recent financial statements) that, if decided against the State, may require the State to make significant future expenditures or may substantially impair revenues. If the State eventually loses any of these cases, the final remedies may not have to be implemented in one year.

Obligations of Other Issuers

Other Issuers of California Debt Obligations. There are a number of State agencies, instrumentalities and political subdivisions of the State that issue Municipal Obligations, some of which may be conduit revenue obligations payable from payments from private borrowers. These entities are subject to various economic risks and uncertainties, and the credit quality of the securities issued by them may vary considerably from the credit quality of obligations backed by the full faith and credit of the State.

State Assistance. Property tax revenues received by local governments declined more than 50% following passage of Proposition 13. Subsequently, the California Legislature enacted measures to provide for the redistribution of the State’s General Fund surplus to local agencies, the reallocation of certain State revenues to local agencies and the assumption of certain governmental functions by the State to assist municipal issuers to raise revenues. Total local assistance from the State’s General Fund was budgeted at approximately 75% of General Fund expenditures in recent years, including the effect of implementing reductions in certain aid programs. To reduce State General Fund support for school districts, the 1992-93 and 1993-94 Budget Acts caused local governments to transfer $3.9 billion of property tax revenues to school districts, representing loss of the post-Proposition 13 “bailout” aid. Local governments have in return received greater revenues and greater flexibility to operate health and welfare programs. The enactment of Proposition 1A in November 2004 will substantially change the ability of the State to use local government taxing sources to aid the State budget. See “Recent Financial Results—State-local Fiscal Relations” above.

In 1997, a new program provided for the State to substantially take over funding for local trial courts (saving cities and counties some $400 million annually). In recent years, the State has provided over $350 million to support local law enforcement costs.

To the extent the State should be constrained by its Article XIIIB appropriations limit, or its obligation to conform to Proposition 98, or other fiscal considerations, the absolute level, or the rate of growth, of State assistance to local governments may continue to be reduced. Any such reductions in State aid could compound the serious fiscal constraints already experienced by many local governments, particularly counties. The recent economic slowdown in the State, with its corresponding reduction in State and local revenues, will put additional pressure on local government finances in the coming years.

Counties and cities may face further budgetary pressures as a result of changes in welfare and public assistance programs, which were enacted in August, 1997 in order to comply with the federal welfare reform law. Generally, counties play a large role in the new system, and are given substantial flexibility to develop and administer programs to bring aid recipients into the workforce. Counties are also given financial incentives if either at the county or statewide level, the “Welfare-to-Work” programs exceed minimum targets; counties are also subject to financial penalties for failure to meet such targets. Counties remain responsible to provide “general assistance” for able-bodied indigents who are ineligible for other welfare programs.

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Local governments are facing substantial increases in future pension liabilities and health care costs for retirees, and increases in current contribution rates, as a result of (a) generous new retirements benefits granted to employees during recent economic boom times, and (b) reduced earnings resulting from the stock market declines during the 2000-2003 period.

Assessment Bonds. California Debt Obligations which are assessment bonds may be adversely affected by a general decline in real estate values or a slowdown in real estate sales activity. In many cases, such bonds are secured by land which is undeveloped at the time of issuance but anticipated to be developed within a few years after issuance. In the event of such reduction or slowdown, such development may not occur or may be delayed, thereby increasing the risk of a default on the bonds. Because the special assessments or taxes securing these bonds are not the personal liability of the owners of the property assessed, the lien on the property is the only security for the bonds. Moreover, in most cases the issuer of these bonds is not required to make payments on the bonds in the event of delinquency in the payment of assessments or taxes, except from amounts, if any, in a reserve fund established for the bonds.

California Long Term Lease Obligations. Based on a series of court decisions, certain long-term lease obligations, though typically payable from the general fund of the State or a municipality, are not considered “indebtedness” requiring voter approval. Such leases, however, are subject to “abatement” in the event the facility being leased is unavailable for beneficial use and occupancy by the municipality during the term of the lease. Abatement is not a default, and there may be no remedies available to the holders of the certificates evidencing the lease obligation in the event abatement occurs. The most common cases of abatement are failure to complete construction of the facility before the end of the period during which lease payments have been capitalized and uninsured casualty losses to the facility (e.g., due to earthquake). In the event abatement occurs with respect to a lease obligation, lease payments may be interrupted (if all available insurance proceeds and reserves are exhausted) and the certificates may not be paid when due. Although litigation is brought from time to time which challenges the constitutionality of such lease arrangements, the California Supreme Court issued a ruling in August, 1998 which reconfirmed the legality of these financing methods.

Other Considerations

The repayment of industrial development securities or single family mortgage revenue bonds secured by real property may be affected by California laws limiting foreclosure rights of creditors. Under California law, mortgage loans secured by single family homes can be prepaid at any time without penalty, except in the first five years of the loan, and subject to limits on the size of the penalty. Such prepayments may affect the ability of the issuer of single family mortgage bonds to repay the bonds. Securities backed by health care and hospital revenues may be affected by changes in State regulations governing cost reimbursements to health care providers under Medi-Cal (the State’s Medicaid program), including risks related to the policy of awarding exclusive contracts to certain hospitals.

Limitations on ad valorem property taxes may particularly affect “tax allocation” bonds issued by California redevelopment agencies. Such bonds are secured solely by the increase in assessed valuation of a redevelopment project area after the start of redevelopment activity. In the event that assessed values in the redevelopment project decline (e.g., because of a major natural disaster such as an earthquake), the tax increment revenue may be insufficient to make principal and interest payments on these bonds. Both Moody’s and S&P suspended ratings on California tax allocation bonds after the enactment of Articles XIIIA and XIIIB, and only resumed such ratings on a selective basis.

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Proposition 87, approved by California voters in 1988, requires that all revenues produced by a tax rate increase go directly to the taxing entity which increased such tax rate to repay that entity’s general obligation indebtedness. As a result, redevelopment agencies (which, typically, are the issuers of tax allocation securities) no longer receive an increase in tax increment when taxes on property in the project area are increased to repay voter-approved bonded indebtedness.

The effect of these various constitutional and statutory changes upon the ability of California municipal securities issuers to pay interest and principal on their obligations remains unclear. Furthermore, other measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future. Legislation has been or may be introduced which would modify existing taxes or other revenue-raising measures or which either would further limit or, alternatively, would increase the abilities of state and local governments to impose new taxes or increase existing taxes. It is not possible, at present, to predict the extent to which any such legislation will be enacted. Nor is it possible, at present, to determine the impact of any such legislation on securities held in the California Municipal Fund, future allocations of state revenues to local governments or the abilities of state or local governments to pay the interest on, or repay the principal of, such securities.

Substantially all of California is within an active geologic region subject to major seismic activity. Northern California in 1989 and Southern California in 1994 experienced major earthquakes causing billions of dollars in damages. The federal government provided more than $13 billion in aid for both earthquakes, and neither event has had any long-term negative economic impact. Any obligation in the California Municipal Fund could be affected by an interruption of revenues because of damaged facilities, or, consequently, income tax deductions for casualty losses or property tax assessment reductions. Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage rates; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or (iii) the federal or State government to appropriate sufficient funds within their respective budget limitations.

Special Risks with Respect to New York Money Fund

Some of the significant financial considerations relating to the New York Money Fund’s investments in New York Municipal Obligations are summarized below. This summary information is not intended to be a complete description and is principally derived from the Annual Information Statement of the State of New York (“AIS”) as supplemented and contained in official statements relating to issues of New York Municipal Obligations that were available prior to the date of this Statement of Additional Information. The accuracy and completeness of the information contained in those official statements have not been independently verified.

Financial Disclosure for the State of New York

The State of New York’s most recently completed fiscal year began on April 1, 2005 and ended on March 31, 2006. The most recently published AIS was dated June 12, 2006, with updates dated August 4, 2006 and November 6, 2006. The information for the State comes from the Department of Budget (“DOB”). The AIS is available at: www.budget.state.ny.us/investor/ais/ais.html. The State’s current fiscal year began on April 1, 2006 and ends on March 31, 2007. The Legislature adopted a budget for 2006-07 by April 1, 2006, the start of the State’s fiscal year. As in past years, the Legislature enacted the entire debt service bill in mid-March. After reaching general agreement with the Executive in early March that $750 million in additional “consensus” revenues were available to finance

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legislative additions to the Governor’s Executive Budget, the Senate and Assembly negotiated a budget agreement that culminated with the passage of final budget bills on March 31, 2006. Although the Legislature adopted the budget on time, the process was, and continues to be, marked by substantive policy disagreements between the Governor and Legislature. During the Legislature’s deliberations, the Governor expressed concerns with the overall levels of spending under consideration for 2006-07, the diminution of reserves, the potentially adverse impact of the budget on structural balance, and the absence of substantive reforms to Medicaid and other programs.

In mid-April, the Governor completed his review of the 2006-07 budget bills passed by the Legislature, vetoing 207 individual items of appropriation and the entire “revenue” bill (companion legislation that authorized numerous tax law changes). The Legislature has constitutionally overridden 165 of the Governor’s vetoes through the date of the AIS.

The State accounts for all of its spending and receipts by the fund in which the activity takes place, and the broad category or purpose of that activity. The State’s four major fund types (collectively, “All Funds”) include:

1) General Fund, which receives most of the State’s tax revenue and accounts for spending on programs that are not supported directly by dedicated fees and revenues;

2) Special Revenue Funds, which receive Federal grants, certain dedicated taxes, fees and other revenues that are used for a specified purpose;

3) Capital Project Funds, which account for costs incurred in the construction and reconstruction of roads, bridges, prisons, and other infrastructure projects; and

4) Debt Service Funds, which pay principal, interest and related expenses on long-term bonds issued by the State and its public authorities.

Special Considerations. Many complex political, social, and economic forces influence the State’s economy and finances, which may in turn affect the State’s Financial Plan. These forces may affect the State from fiscal year to fiscal year and are influenced by governments, institutions, and events that are not subject to the State’s control. The State’s Financial Plan (explained under “State Budget”) is also necessarily based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and State economies. The DOB believes that its current estimates related to the performance of the State and national economies are reasonable. However, there can be no assurance that actual results will not differ materially and adversely from the current forecast.

The following provides a description of some of the risks the State is continuing to monitor. The risks presented herein are not comprehensive. Accordingly, investors should refer to the AIS for a more complete review of present risks, including the status of school finance litigation, Native American land claims, and other actions affecting the State.

• The State is a defendant in several court cases that could ultimately result in costs to the State Financial Plan. The most significant is Campaign for Fiscal Equity v. State of New York, in which the State Court of Appeals directed the State to implement a remedy by July 30, 2004 that would guarantee that all children in New York City have the opportunity to receive a sound basic education (“SBE”). In August 2004, the State Supreme Court directed a panel of three Special Masters to report

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and make recommendations on the measures the State had taken to bring its school financing system into constitutional compliance with respect to New York City schools. The Special Masters submitted their report to the Court on November 30, 2004. The report recommended (a) an annual increase of $5.6 billion in education aid to New York City to be phased in over four years and (b) $9.2 billion for school construction and renovation to be phased in over five years. In February 2005, the State Supreme Court adopted the recommendations of the Special Masters, requiring the State to comply with those recommendations within 90 days. The State filed an appeal in April 2005 and on May 8, 2006, the Court of Appeals authorized an expedited briefing schedule to hear arguments related to the State’s compliance with the Court’s order. In November 2006, the New York State Court of Appeals reaffirmed the state’s responsibility to increase funding for New York City’s public schools. The decision established a minimum funding figure of $1.93 billion as “reasonable” but deferred to the governor and the legislature to come up with the appropriate figure. The additional funding for education has not finalized and the ultimate figures will be included in the 2007-2008 Budget when it is adopted.

The 2006-07 Budget includes $700 million in SBE Aid in the 2006-07 school year, of which approximately 60 percent is for New York City (an increase of roughly $225 million in 2006-07). Approximately 40 percent of “traditional” school aid is also provided to New York City. The State’s Financial Plan projects traditional school aid increases of roughly $500 million annually. In addition, video lottery terminal (“VLT”) revenues are forecast to reach $820 million in 2007-08 and $1.3 billion by 2008-09, with the entire amount earmarked to finance SBE aid. Delays in the opening of currently authorized VLT facilities or the failure to approve proposed expansion of the number of authorized facilities may adversely affect the level of VLT revenues available to finance SBE grants. To directly address the New York City school construction funding directed by the Court, the Budget further authorizes (1) $1.8 billion in capital grants for New York City school construction, and (2) the City’s Transitional Finance Authority to issue $9.4 billion in bonds for school construction. Litigation is ongoing and there is no assurance that these remedies will be sufficient to meet the Court’s standards, or that other litigation will not arise related to the adequacy of the State’s school financing system.

• At the request of the Federal government, the State discontinued intergovernmental transfer payments in 2005-06 pending Federal approval of a State Plan Amendment (“SPA”). The SPA was approved late in the 2005-06 fiscal year for a one-year term only and must be resubmitted annually. These payments are related to disproportionate share hospital payments to public hospitals throughout the State, including those operated by the New York City Health and Hospital Corporation, State University of New York (“SUNY”) and the counties. If these payments are not approved in 2006-07 and beyond, the State’s health care financing system could be adversely affected.

• The new Medicare prescription drug program became available to all Medicare beneficiaries on January 1, 2006. The Federal government now requires the states to finance a portion of this program. Each state’s payment will correspond closely to the spending it would have made on prescription drugs through Medicaid for those recipients who are eligible for both Medicaid and Medicare (“dually eligible”). For New York, the Medicare Part D program is particularly complicated because certain drugs now available to dually eligible individuals through Medicaid will not be covered under Part D, and must be fully financed by the State under Medicaid. The State incurred costs related to the emergency financial coverage of prescription drug costs for dually eligible individuals due to nationwide implementation issues with the Federal Medicare Part D Program. These costs totaled roughly $120 million as of March 31, 2006. The Federal government has assured the State that it will fully reimburse these costs, but there can be no assurance that it will do so in a timely manner or at the levels identified by the State.

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• The Office of the Inspector General (“OIG”) of the Department of Health and Human Services is conducting six audits of aspects of New York State’s School Supportive Health Services program with regard to Medicaid reimbursement that cover $1.4 billion in claims submitted between 1990 and 2001. To date the OIG of the Department of Health and Human Services has issued four final audit reports, which cover claims submitted by upstate school districts for speech pathology and transportation services and New York City for speech pathology services. In these reports, OIG recommends that the Centers for Medicare and Medicaid Services (“CMS”) disallow $173 million of the $362 million in claims for upstate speech pathology services, $17 million of $72 million for upstate transportation services, and $436 million of the $551 million in claims submitted for New York City speech pathology services. New York State disagrees with the audit findings on several grounds and has requested that they be withdrawn. If the recommended disallowances are not withdrawn, then the State expects to appeal. Federal regulations include an appeals process that could postpone repayment of any disallowances. While CMS has not taken any action with regard to the recommended disallowances by OIG, CMS is deferring 25 percent of New York City claims and 9.7 percent of claims submitted by the rest of the State, pending the completion of the audits. Since the State has continued to reimburse school districts for certain costs, these Federal deferrals are projected to drive additional spending of $161 million over the next three years, as reflected in the State’s Financial Plan.

• Existing labor contracts with all the State’s major employee unions are set to expire at the end of 2006-07. The existing contracts cover a four-year period and included an $800 lump sum payment and general salary increases of 2.5 percent in 2004-05, 2.75 percent in 2005-06 and 3.0 percent in 2006-07, as well as a recurring $800 increase to base pay effective April 2007, at a total cost of approximately $2.2 billion to the General Fund and $2.9 billion in All Funds. The current Financial Plan does not set aside any reserves for future collective bargaining agreements in 2007-08 or beyond. Each future one percent salary increase would cost roughly $88 million annually in the General Fund and $136 million in All Funds.

• The State Financial Plan projections for 2006-07 and beyond assume approximately $450 million annually in receipts that are the subject of ongoing negotiations between the State and New York City. Actual receipts in 2005-06 were $450 million below planned levels, which was offset by a reduction in spending for State aid to localities. There can be no assurance that comparable shortfalls will not occur in 2006-07 or in future years, or that offsetting spending reductions will occur.

• Other litigation includes ongoing claims by several Indian Nations alleging wrongful possession of lands by the State and several counties, as well as claims involving the adequacy of shelter allowances for families on public assistance. The State has implemented a court-ordered increase in the shelter allowance schedule for public assistance families. However, the plaintiffs are challenging the adequacy of the increase and, thus, further Court proceedings are pending.

State Economy Forecast.

The New York economy began its fourth year of expansion at the end of the summer poised to grow at a slower pace than was observed in 2005 and earlier this year. The most recent data continue to indicate that the State’s economic momentum peaked during the first half of 2005, presaging the current national slowdown. Because of the State’s position as a financial market capital, the State economy was expected to be more sensitive to the Federal Reserve’s ongoing policy of monetary tightening than the economies of other states. While the health, education, professional and business services, and tourism sectors are expected to continue to lead State economic growth, the overall pace of growth is expected to slow going forward. Total State employment growth of 0.8 percent is now projected for 2006, followed by growth of 0.7 percent for 2007. Private sector employment growth is

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projected to slow to 0.8 percent in 2007, following growth of 1.0 percent for this year. Correspondingly, DOB now projects growth in State wages to slow from 6.3 percent in 2006 to 5.5 percent in 2007. Similarly, growth in total State personal income is now projected to slow to 5.4 percent for 2007 from 5.8 percent in 2006.

It is important to recall that the financial markets, which are so pivotal to the direction of the downstate economy, are notoriously difficult to forecast. With the economy becoming increasingly globalized, and the pace of both technological and regulatory change accelerating, projecting finance industry revenues and profits has never been more challenging.

New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State’s economy is diverse, with a comparatively large share of the nation’s financial activities, information, education, and health services employment, and a very small share of the nation’s farming and mining activity. The State’s location and its air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.

All of the risks to the U.S. forecast (described below) apply to the State forecast as well, although interest rate risk and equity market volatility pose a particularly large degree of uncertainty for New York. Although it is DOB’s view that the Federal Reserve’s cycle of monetary tightening has ended, the effects of past interest rate increases continue to pose a risk to financial sector profits, particularly if IPO and merger and acquisition activity fall off more than anticipated. Lower than expected securities industry profits could result in lower bonus and wage income, the effects of which would ripple through the downstate regional economy. In addition, should the State’s real estate market cool more rapidly than anticipated, household consumption and taxable capital gains realizations could be negatively affected. A return to last summer’s high energy prices poses a particular risk to the State’s tourism sector. In contrast, should the national and world economies grow faster than expected, an upturn in equity markets and other financial market activity could result in higher wage and bonus growth than projected. In addition, stronger growth in U.S. corporate profits could boost State employment growth beyond current expectations.

National Economy Forecast

As anticipated in the first quarterly update to the Financial Plan the U.S. economy has lost substantial momentum since the first quarter of the year. A cooling housing market, combined with the effects of past energy price and interest rate increases, have generated a significant drag on economic growth. In addition, the most recent auto industry data are signaling a substantial inventory correction. The national economy is expected to continue to lose momentum through the end of this year, landing gently in the 2.0 percent range. However, with the Federal Reserve’s most recent tightening cycle behind us and energy prices down significantly from their summer peaks, growth is expected to return to the economy’s long-term trend rate by the second half of 2007. DOB now projects growth of 2.5 percent for 2007, following growth of 3.3 percent for 2006. These same forces are expected to have the reverse effect on inflation. An inflation rate of 3.6 percent is estimated for 2006, virtually unchanged from July, followed by a rate of 2.6 percent for 2007.

Strong corporate earnings, boosted by high energy sector profits, have continued to produce strong corporate profits from current production. Indeed, as of the second quarter of 2006, the most recent quarter for which data are available, profits had grown 34.5 percent in just two years.

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However, revisions to the historical data released by the U.S. Bureau of Economic Analysis (BEA) in its annual comprehensive revision at the end of July have led to a downward revision to profit growth for 2006. The Budget Division now projects corporate profits to rise 19.3 percent for 2006. Receding energy prices and a slower economy are expected bring profit growth for 2007 down to 4.0 percent for 2007. DOB forecast for employment growth for this year is virtually unchanged at 1.4 percent, followed by only slightly slower growth of 1.3 percent for 2007. However, when the U.S. Bureau of Labor Statistics (BLS) releases revised data in early February, the magnitude of the 2007 slowdown in job growth is expected to be larger. Based on revised data already released by BEA, U.S. personal income growth is expected to fall from 7.2 percent in 2006 to 6.1 percent in 2007, with growth in its largest component, wages and salaries, expected to fall from 7.9 percent in 2006 to 5.8 percent in 2007.

Geopolitical concerns continue to pose a risk to the U.S. forecast. The recent declines in energy prices could easily reverse and take a larger bite out of both household and business spending than expected. In addition, should the housing market correction be more extensive than currently anticipated, consumption spending could be lower than expected. Lower household spending could, in turn, lead the business sector to pare down inventories even further, putting downward pressure on a labor market that has already shown signs of slowing. In contrast, stronger job growth or lower energy prices than anticipated could result in a stronger national economy than projected.

State Budget. The Executive Budget is the Governor’s constitutionally mandated annual submission to the Legislature which contains his recommended program for the forthcoming fiscal year. It projects disbursements and expenditures needed to carry out the Governor’s recommended programs and receipts and revenues expected to be available for such purpose. The recommendations contained in the Executive Budget serve as the basis for the State Financial Plan which is adjusted after the Legislature acts on the Governor’s submission. Under the State Constitution, the Governor is required each year to propose an Executive Budget that is balanced on a cash basis.

The State Financial Plan sets forth projections of State receipts and disbursements in the governmental fund types for each fiscal year and is prepared by the Director of the DOB, based initially upon the recommendations contained in the Executive Budget. After the budget is enacted, the State Financial Plan is adjusted to reflect revenue measures, appropriation bills and certain related bills enacted by the Legislature. It serves as the basis for the administration of the State’s finances by the DOB.

The Comptroller is responsible for the investment of substantially all State moneys. By law, such moneys may be invested only in obligations issued or guaranteed by the Federal government or the State, obligations of certain Federal agencies that are not guaranteed by the Federal government, certain general obligations of other states, direct obligations of the State’s municipalities and obligations of certain public authorities, certain short-term corporate obligations, certain bankers’ acceptances, and certificates of deposit secured by legally qualified governmental securities. All securities in which the State invests moneys held by funds administered within the State Treasury must mature within 12 years of the date they are purchased. Money impounded by the Comptroller for payment of Tax and Revenue Anticipation Notes may only be invested, subject to the provisions of the State Finance Law, in (i) obligations of the Federal government, (ii) certificates of deposit secured by such obligations, or (iii) obligations of or obligations guaranteed by agencies of the Federal government as to which the payment of principal and interest is guaranteed by the Federal government.

In recent years, the State has closed projected budget gaps which DOB estimated at $5.0 billion (1995-96), $3.9 billion (1996-97); $2.3 billion (1997-98); less than $1 billion (in each of the

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fiscal years 1998-99 through 2000-01); $6.8 billion (2002-03); $2.8 billion (2003-04), $5 billion (2004-2005) and $751 million (2005-2006). While the current fiscal year is balanced, the magnitude of future budget gaps requires timely and aggressive measures to restore structural balance. The Governor is continuing implementation of a fiscal management plan that includes measures intended to reduce costs and generate recurring savings in the outyears. The State faces potential General Fund budget gaps of $2.4 billion in 2007-08, and $4.5 billion in 2008-09.

General Fund. The General Fund is the principal operating fund of the State and is used to account for all financial transactions except those required to be accounted for in another fund. It is the State’s largest fund and receives almost all State taxes and other resources not dedicated to particular purposes.

The DOB forecasts General Fund current services spending of $54.6 billion in 2007-08, an increase of $3.6 billion (7.1%) over 2006-07 projections.

The General Fund ended the 2005-06 fiscal year with a balance of $3.3 billion, which included dedicated balances of $944 million in the Tax Stabilization Reserve Fund (“TSRF”) (after a $72 million deposit at the close of 2005-06), and the Contingency Reserve Fund (“CRF”) ($21 million).

All Funds. All Funds receipts for 2005-06 totaled $104.3 billion, a decrease of $546 million from the February Financial Plan projections. The variance was primarily the result of lower-than-expected collections from Federal grants, partially offset by higher-than-expected receipts from miscellaneous receipts and taxes.

2006-07 Receipts Forecast. All Funds receipts for 2006-07 are projected to total $112.8 billion, an increase of 1.5 percent or $1.6 billion over anticipated 2006-07 collections from the update done for July 2006 (“July Update”). The estimated increase reflects upward revisions to projections for personal income tax (“PIT”) and corporate franchise taxes.

Total 2006-07 General Fund receipts, including transfers from other funds, are estimated to be $50.9 billion, an increase of $3.7 billion, or 7.7 percent over the prior year. General Fund tax receipts growth is projected at 6.7 percent. General Fund miscellaneous receipts are projected to increase by 41.1 percent, largely due to several one-time transactions expected in the current fiscal year. Total State Funds receipts are estimated to be $76.6 billion, an increase of $1.2 billion, or 1.7 percent, from anticipated 2006-07 receipts from the July Update. Total All Funds receipts in 2006-07 are expected to reach $112.8 billion, an increase of $1.6 billion, or 1.5 percent, over anticipated 2006-07 collections from the July Update.

For 2006-2007, tax receipts are projected to increase by $3.3 billion, or 6.1 percent (and 9.8 percent after factoring in the impact of law changes and shifts across funds). The majority of this increase is attributable to the expectation of continued economic expansion offset by the sunset of the personal income tax surcharge and the newly enacted tax reductions included with this Budget. Federal grants are expected to increase by $467 million, or 2.1 percent. Miscellaneous receipts are projected to increase by $423 million, or 2.3 percent.

Reserves are expected to be $3.2 billion at the end of 2006-07, with $2.3 billion designated for future use and $1 billion in undesignated reserves. The $2.3 billion of reserves designated for future use includes $1.8 billion in a spending stabilization reserve (the Financial Plan projects the reserve will be used in equal installments in 2007-08 and 2008-09), and $276 million to

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fund existing member item programs from the Community Projects Fund. Another $250 million is currently reflected in reserves in 2006-07 for debt reduction, but is expected to be used in 2006-07 to eliminate high cost debt. The $1 billion of undesignated reserves includes $944 million in the TSRF (Rainy Day Reserve), after the maximum deposit of $72 million in 2005-06, and $21 million in the CRF for litigation risks. The Rainy Day Reserve is currently at its statutory maximum balance of 2 percent, and can be used only to respond to unforeseen mid-year budget shortfalls.

The Executive Budget eliminates the entire potential imbalance in 2006-07 and reduces the budget gap projected for 2007-08 to less than $1.9 billion. The Budget proposals address the structural imbalance by (a) restraining spending in the fastest-growing programs in the State Budget, particularly Medicaid, (b) setting aside the entire $2.0 billion from the expected 2005-06 surplus to help reduce the potential gaps in 2007-08 and 2008-09, and (c) financing $250 million in reserves that will be used in the future to lower State debt. The proposals also include significant new tax reductions and spending initiatives.

Spending restraint constitutes the vast majority of the gap-closing plan of $2.1 billion, before recommended spending additions, tax policy changes, and new reserves for debt reduction. Proposals to slow Medicaid growth account for over 60 percent of the total savings. Other initiatives to restrain spending include performance incentives for tuition assistance grants, flexibility for the State’s public universities to raise tuition absent sufficient administrative cost-savings, and the imposition of stricter benefit limits for public assistance families that fail to meet work participation requirements. The budget also includes proposals to maximize Federal aid and achieve savings in State agency operations.

Limitations on State Supported Debt. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake a long-term general obligation borrowing (i.e., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. There is no constitutional limitation on the amount of long-term general obligation debt that may be so authorized and subsequently incurred by the State. However, the Debt Reform Act of 2000 (“Debt Reform Act”) imposed statutory limitations on new State-supported debt issued on and after April 1, 2000. Except as noted in the next sentence, the State Constitution also provides that general obligation bonds must be paid in equal annual principal installments or installments that result in substantially level or declining debt service payments, mature within 40 years after issuance, and begin to amortize not more than one year after the issuance of such bonds. General obligation housing bonds must be paid within 50 years after issuance, with principal commencing no more than three years after issuance. However, the Debt Reform Act limits the maximum term of State-supported bonds, including general obligation bonds, to 30 years.

The Debt Reform Act imposes phased-in caps on new debt outstanding and new debt service costs, limits the use of debt to capital works and purposes only, and establishes a maximum term of 30 years on such debt. The cap on new State-supported debt outstanding began at 0.75 percent of personal income in 2000-01 and will gradually increase until it is fully phased-in at 4 percent of personal income in 2010-11. Similarly, the cap on new State-supported debt service costs began at 0.75 percent of total governmental funds receipts in 2000-01 and will gradually increase until it is fully phased in at 5 percent in 2013-14.

The Debt Reform Act requires that the limitations on the issuance of State-supported debt and debt service costs be calculated by October 31 of each year and reported in the quarterly Financial Plan Update most proximate to such date. If the calculations for new State-supported debt outstanding

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and debt service costs are less than the State-supported debt outstanding and debt service costs permitted under the Debt Reform Act, new State-supported debt may continue to be issued. However, if either the debt outstanding or the debt service cap is met or exceeded, the State would be precluded from contracting new State-supported debt until the next annual cap calculation is made and State-supported debt is found to be within the appropriate limitations. The prohibition on issuing new State-supported debt if the caps are met or exceeded provides a significant incentive to treat the debt caps as absolute limits that should not be reached, and therefore DOB intends to manage subsequent capital plans and issuance schedules under these limits.

Pursuant to the provisions of the Debt Reform Act, the most recent annual calculation of the limitations imposed by the Debt Reform Act was reported in the Financial Plan Update most proximate to October 31, 2004. On October 30, 2004, the State reported that it was in compliance with both debt caps. DOB projects that debt outstanding and debt service costs for 2004-05 and the entire five-year forecast period through 2009-10 will also be within the statutory caps.

The State has also enacted statutory limits on the amount of variable rate obligations and interest rate exchange agreements that authorized issuers of State-supported debt may enter into. The statute limits the use of debt instruments which result in a variable rate exposure (e.g., variable rate obligations and interest rate exchange agreements) to no more than 15 percent of total outstanding State-supported debt, and limits the use of interest rate exchange agreements to a total notional amount of no more than 15 percent of total outstanding State-supported debt.

As of March 31, 2006, State-supported debt in the amount of $41.117 billion was outstanding, resulting in a variable rate exposure cap and an interest rate exchange agreement cap of about $6.2 billion each. As discussed below, as of March 31, 2006, both the amount of outstanding variable rate instruments resulting in a variable rate exposure and interest rate exchange agreements are less than the authorized totals of 15 percent of total outstanding State-supported debt, and are projected to be below the caps for the entire forecast period through 2009-10.

All interest rate exchange agreements are subject to various statutory restrictions such as minimum counterparty ratings, monthly reporting requirements, and the adoption of interest rate exchange agreement guidelines. All the authorized issuers have adopted uniform guidelines as required by statute. As of March 31, 2006 the State had about $2.1 billion of outstanding variable rate debt instruments that are subject to the net variable rate exposure cap or 5.1 percent of total debt outstanding. That amount includes $1.8 billion of unhedged variable rate obligations and $277 million of synthetic variable rate obligations.

The State may undertake short-term borrowings without voter approval (i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued general obligation bonds, by issuing bond anticipation notes. The State may also, pursuant to specific constitutional authorization, directly guarantee certain obligations of the State’s authorities and public benefit corporations (“Authorities”). The State has never been called upon to make any direct payments pursuant to any such guarantees. Payments of debt service on New York State general obligation and New York State-guaranteed bonds and notes are legally enforceable obligations of the State.

State Finance Law requires the Governor to submit a five-year Capital Program and Financing Plan (the “Capital Plan”) with the Executive Budget, and update the Capital Plan by the later of July 30 or 90 days after the enactment of the State Budget. The Governor submitted the Capital Plan

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as part of the Executive Budget on January 17, 2006. State-supported debt levels are projected to increase from $42.6 billion in 2005-06 to $49 billion in 2009-10, or 3.6 percent annually. The vast majority of the increase is for transportation ($2.6 billion excluding the bond act), higher education ($1.9 billion) and General Obligation bonds ($600 million).

In 2001, legislation was enacted to provide for the issuance by certain State authorities of State PIT Revenue Bonds, which are expected to become the primary financing vehicle for a broad range of State-supported debt programs authorized to be secured by service contract or lease-purchase payments. These State PIT Revenue Bonds are expected to reduce borrowing costs by improving the marketability and creditworthiness of State-supported obligations and by permitting the consolidation of multiple bonding programs to reduce administrative costs.

The legislation provides that 25 percent of PIT receipts (excluding refunds owed to taxpayers and deposits to STAR be deposited to the Revenue Bond Tax Fund (“RBTF”) for purposes of making debt service payments on these bonds, with excess amounts returned to the General Fund. In the event that (i) the State Legislature fails to appropriate amounts required to make all debt service payments on the State PIT Revenue Bonds or (ii) having been appropriated and set aside pursuant to a certificate of the Director of the Budget, financing agreement payments have not been made when due on the bonds, the legislation requires that PIT receipts continue to be deposited to the RBTF until amounts on deposit in the Fund equal the greater of 25 percent of annual PIT receipts or $6 billion.

The State issued its first State PIT Revenue Bonds (in an aggregate principal amount of $225 million) on May 9, 2002. As of March 31, 2006, approximately $6.3 billion of State PIT Revenue Bonds have been issued and outstanding.

The State employs additional long-term financing mechanisms, lease-purchase and contractual-obligation financings, which involve obligations of public authorities or municipalities that are State-supported but are not general obligations of the State. Under these financing arrangements, certain public authorities and municipalities have issued obligations to finance the construction and rehabilitation of facilities or the acquisition and rehabilitation of equipment, and expect to meet their debt service requirements through the receipt of rental or other contractual payments made by the State. Although these financing arrangements involve a contractual agreement by the State to make payments to a public authority, municipality or other entity, the State’s obligation to make such payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments. The State has also entered into a contractual-obligation financing arrangement with the Local Government Assistance Corporation (“LGAC”) to restructure the way the State makes certain local aid payments.

State Credit Ratings. On January 13, 1992, S&P reduced its ratings on the State’s general obligation bonds from A to A- and, in addition, reduced its ratings on the State’s moral obligation, lease purchase, guaranteed and contractual obligation debt. On August 28, 1997, S&P revised its ratings on the State’s general obligation bonds from A- to A and revised its ratings on the State’s moral obligation, lease purchase, guaranteed and contractual obligation debt. On March 5, 1999, S&P affirmed its A rating on the State’s outstanding bonds. On March 10, 2000, S&P assigned its A+ rating on New York State’s long-term general obligations. On December 19, 2000, S&P assigned its AA rating on New York State’s long-term general obligations.

On January 6, 1992, Moody’s reduced its ratings on outstanding limited-liability State lease purchase and contractual obligations from A to Baa1. On February 28, 1994, Moody’s

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reconfirmed its A rating on the State’s general obligation long-term indebtedness. On March 20, 1998, Moody’s assigned the highest commercial paper rating of P-1 to the short-term notes of the State. On March 5, 1999, Moody’s affirmed its A2 rating with a stable outlook to the State’s general obligations. In June 2000, Moody’s revised its outlook on the State’s general obligations from stable to positive. On December 6, 2002, Moody’s changed its outlook on the State’s general obligation bonds from stable to negative but retained its A2 rating. On July 5, 2005, the State’s general obligations were upgraded to A1. On December 21, 2005, Moody’s again upgraded New York’s general obligations to Aa3.

On June 5, 2003, Fitch Ratings assigned its AA- rating on New York’s long-term general obligations.

New York State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

Litigation. Certain litigation pending against New York State or its officers or employees could have a substantial or long-term adverse effect on New York State finances. Among the more significant of these cases are those that involve (1) the validity of agreements and treaties by which various Indian tribes transferred title to New York State of certain land in central and upstate New York; (2) certain aspects of New York State’s Medicaid policies, including its rates, regulations and procedures; and (3) a challenge to the funding for New York City public schools.

Adverse developments in the proceedings described above, other proceedings for which there are unanticipated, unfavorable and material judgments, or the initiation of new proceedings could affect the ability of the State to maintain a balanced 2006-07 Financial Plan. The State believes that the 2006-07 Financial Plan includes sufficient reserves to offset the costs associated with the payment of judgments that may be required during the 2006-07 fiscal year. These reserves include (but are not limited to) amounts appropriated for Court of Claims payments and projected fund balances in the General Fund. In addition, any amounts ultimately required to be paid by the State may be subject to settlement or may be paid over a multi-year period. There can be no assurance, however, that adverse decisions in legal proceedings against the State would not exceed the amount of all potential 2006-07 Financial Plan resources available for the payment of judgments, and could therefore affect the ability of the State to maintain a balanced 2006-07 Financial Plan.

Details regarding outstanding litigation are located in the AIS.

Authorities. The fiscal stability of New York State is related, in part, to the fiscal stability of its Authorities, which generally have responsibility for financing, constructing and operating revenue-producing public benefit facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. The State’s access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially and adversely affected, if any of the Authorities were to default on their respective obligations, particularly with respect to debt that is State-supported or State-related.

Authorities are generally supported by revenues generated by the projects financed or operated, such as fares, user fees on bridges, highway tolls and rentals for dormitory rooms and housing. In recent years, however, New York State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain of the Authorities for operating and other expenses and, in

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fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. This operating assistance is expected to continue to be required in future years. In addition, certain statutory arrangements provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements. However, in the event that such local assistance payments are so diverted, the affected localities could seek additional State funds.

For purposes of analyzing the financial condition of the State, debt of the State and of certain public authorities may be classified as State-supported debt, which includes general obligation debt of the State and lease-purchase and contractual obligations of public authorities (and municipalities) where debt service is paid from State appropriations (including dedicated tax sources, and other revenues such as patient charges and dormitory facilities rentals). In addition, a broader classification, referred to as State-related debt, includes State-supported debt, as well as certain types of contingent obligations, including moral obligation financings, certain contingent contractual-obligation financing arrangements, and State-guaranteed debt described above, where debt service is expected to be paid from other sources and State appropriations are contingent in that they may be made and used only under certain circumstances. As of December 31, 2005, there were 19 public authorities that had outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, of these State public authorities was $124 billion, only a portion of which constitutes State-supported or State-related debt.

New York City and Other Localities. The fiscal health of the State may also be affected by the fiscal health of New York City, which continues to receive significant financial assistance from the State. State aid contributes to the city’s ability to balance its budget and meet its cash requirements. The State may also be affected by the ability of the City, and certain entities issuing debt for the benefit of the City, to market their securities successfully in the public credit markets.

The City regularly produces Official Statements in connection with the issuance of its bonds and notes. Copies of these are required to be filed with and are available from the nationally recognized municipal securities information repositories. Reference is made to such Official Statements for information about the City. The information for the City of New York comes from the New York City Office of Management and Budget and is available at: www.nyc.gov/html/omb/home.html. The information about the City which is indicted herein is not a summary and is necessarily incomplete.

New York City Fiscal Budget: The City of New York’s most recently completed fiscal year began on July 1, 2005 and ended on June 30, 2006. The fiscal year 2006-2007 Operating Budget is $52.9 billion. The fiscal year 2006-2007 City of New York budget is balanced under generally accepted accounting principles (“GAAP”), with $3.4 billion of fiscal year 2006 resources being used to help balance fiscal year 2007.

The City of New York’s Financial Plan for 2006 through 2009 (the “Financial Plan”) fiscal years projects that the 2006 fiscal year will end balanced in accordance with GAAP and projects budget gaps of $4.5 billion, $4.5 billion and $3.9 billion in fiscal years 2007 through 2009, respectively, after implementation of a gap-reduction program. The City’s Financial Plans have normally projected significant budget gaps in the later years of such plans.

In response to the City’s fiscal crisis in 1975, the State took action to assist the City in returning to fiscal stability. Among those actions, the State established the Municipal Assistance

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Corporation for the City of New York (“NYC MAC”) to provide financing assistance to the City; the New York State Financial Control Board (the “Control Board”) to oversee the City’s financial affairs; and the Office of the State Deputy Comptroller for the City of New York (“OSDC”) to assist the Control Board in exercising its powers and responsibilities. A “control period” existed from 1975 to 1986, during which the City was subject to certain statutorily-prescribed fiscal controls. The Control Board terminated the control period in 1986 when certain statutory conditions were met. State law requires the Control Board to re-impose a control period upon the occurrence, or “substantial likelihood and imminence” of the occurrence, of certain events, including (but not limited to) a City operating budget deficit of more than $100 million or impaired access to the public credit markets.

For each of its 1981 through 2004 fiscal years, the City has achieved balanced operating results in accordance with the applicable GAAP after discretionary and other transfers. The City prepares a four-year financial plan annually and updates it periodically, and prepares a comprehensive annual financial report each October describing its most recent fiscal year. Although the audit of 2005 fiscal year is not yet completed, it is expected that the 2005 fiscal year will be the same.

In 1975, New York City suffered a fiscal crisis that impaired the borrowing ability of both the City and New York State. In that year, the City lost access to the public credit markets. The City was not able to sell short-term notes to the public again until 1979. In 1975, S&P suspended its A rating of City bonds. This suspension remained in effect until March 1981, at which time the City received an investment grade rating of BBB from S&P.

The City’s general obligations bonds currently are rated “A1” by Moody’s, “A+” by S&P and “A+” by Fitch, Inc. There is no assurance that such ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely.

Currently, the City and certain of its Covered Organizations (i.e., those organizations which receive or may receive moneys from the City directly, indirectly or contingently) operate under the City’s Financial Plan. The City’s Financial Plan summarizes its capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City’s projections set forth in its Financial Plan are based on various assumptions and contingencies, some of which are uncertain and may not materialize. Unforeseen developments (such as the September 11, 2001 World Trade Center attack) and changes in major assumptions could significantly affect the City’s ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements.

New York City is heavily dependent on New York State and Federal assistance to cover insufficiencies in its revenues. There can be no assurance that in the future Federal and State assistance will enable the City to make up any potential future budget deficits. Although the City has consistently maintained balanced budgets and is projected to achieve balanced operating results for the current fiscal year, there can be no assurance that the gap-closing actions proposed in its Financial Plan can be successfully implemented or that the City will maintain a balanced budget in future years without additional State aid, revenue increases or expenditure reductions. Additional tax increases and reductions in essential City services could adversely affect the City’s economic base.

The projections set forth in the City’s Financial Plan are based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly affect the City’s ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements. Such assumptions and contingencies include the

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condition of the regional and local economies, the impact on real estate tax revenues of the real estate market, wage increases for City employees consistent with those assumed in the Financial Plan, employment growth, the ability to implement proposed reductions in City personnel and other cost reduction initiatives, the ability to complete revenue generating transactions, provision of State and Federal aid and mandate relief and the impact on City revenues and expenditures of Federal and State welfare reform and any future legislation affecting Medicare or other entitlements.

To successfully implement its Financial Plan, the City and certain entities issuing debt for the benefit of the City must market their securities successfully. This debt is issued to finance the rehabilitation of the City’s infrastructure and other capital needs and to refinance existing debt, as well as to finance seasonal needs. In recent years, the State Constitutional debt limit would have prevented the City from entering into new capital contracts. To prevent disruptions in the capital program, actions were taken to increase the City’s capital financing capacity by enabling financings to benefit the City, which do not count against the City’s Constitutional debt limit. These include the creation of the New York City Transitional Finance Authority (“TFA”) in 1997 and the Tobacco Settlement Asset Securitization Corporation in 1999. Such actions, combined with the City’s remaining capacity, have enabled the City to project that it has sufficient financing capacity to complete its current Ten-Year Capital Strategy, which extends through fiscal year 2015.

The City Comptroller, OSDC, the Control Board and other agencies and public officials from time to time issue reports and make public statements which, among other things, state that projected revenues and expenditures may be different from those forecast in the City’s financial plans. These reports are generally available at websites maintained by the City Comptroller, OSDC, the Control Board and others. It is reasonable to expect that such reports and statements will continue to be issued and to engender public comment.

Certain localities, in addition to the City, have experienced financial problems and have requested and received additional New York State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional assistance is not included in the State’s projections of its receipts and disbursements for the fiscal year.

Municipalities and school districts have engaged in substantial short-term and long-term borrowings. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units other than New York City that are authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding.

From time to time, Federal expenditure reductions could reduce, or in some cases eliminate, Federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. If the State, the City or any of the Authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within the State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Long-range potential problems of declining urban population, increasing expenditures and other economic trends could adversely affect localities and require increasing State assistance in the future.

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CERTAIN MERRILL LYNCH EXEMPTIVE ORDERS

The Trust and BlackRock Advisors, Inc. and its affiliates are now operating under two exemptive orders that were previously issued to Merrill Lynch and/or its affiliates (collectively, “Merrill Lynch” or “Investment Advisers”). The first exemptive order, issued on January 5, 1987, permits certain Merrill Lynch tax-exempt funds to conduct principal transactions with a Merrill Lynch broker-dealer affiliate in the secondary market or in fixed price dollar offerings not involving underwriting syndicates with respect to short-term tax-exempt securities (including municipal securities), subject to certain conditions including: (i) purchase or sale transactions may be conducted only in short-term tax-exempt securities having one of the two highest investment grade ratings from at least one nationally recognized rating agency; (ii) for solicited secondary market transactions, a determination is required, based upon the information available to a Fund and its Investment Adviser or, that the price available from Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill”) is “better than” the prices available from other sources; (iii) Merrill’s spread will be no greater than its customary dealer spread and will be consistent with the average spread charged by underwriters or dealers in Short-Term Tax-Exempt Securities for the type of security and size of transaction involved; and (iv) Merrill Lynch will have no involvement in proposed transactions and will not attempt to influence or control the placing by the Funds or Investment Advisers of orders with Merrill.

The second exemptive order, issued on June 2, 1992, permits certain Merrill Lynch taxable money market funds to conduct principal transactions with certain Merrill Lynch broker-dealer affiliates with respect to each type of money market security in which the funds may invest, subject to certain conditions. The order requires that, among other things: (i) the exemption applies to principal transactions between the affiliated dealers or any of their successors and the taxable money market Funds for which the Investment Advisers serve or will serve in the future as investment advisers and applies to transactions in the secondary and primary or secondary fixed price dealer offerings not made pursuant to underwriting syndicates; (ii) principal transactions are limited to transactions in Eligible Securities that meet certain portfolio maturity and quality requirements; (iii) the Funds may also engage in repurchase agreements with an affiliated dealer in certain limited circumstances (iv) for purchases and sales, a determination is required, based on information available to the Funds and Investment Advisers, that the affiliated dealer’s price is at least as favorable as the price available from other sources; (v) the affiliated dealers’ spreads will be no greater than their customary spreads charged by dealers for the type of security and size of transaction involved; and (vi) the Investment Advisers and affiliated dealers will operate as separate entities.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trust’s Board has adopted policies and procedures concerning the disclosure of the portfolio holdings of the Funds. The policies and procedures provide that the Trust and its service providers will only disclose information concerning securities held in the Trust’s portfolios under the following circumstances: (i) in a manner consistent with the Trust’s Portfolio Information Distribution Guidelines which ensure that the Funds’ asset and return information, portfolio characteristics and portfolio holdings are made available to the Funds’ shareholders, prospective shareholders and third parties (such as consultants, intermediaries and third party data providers) contemporaneously as soon as such data is released after a month-end (no earlier than 5 days after a month-end for month-end portfolio characteristics and no earlier than 10 days after a month-end for money market portfolio reviews, money market performance reports and portfolio holdings); (ii) the Trust or BIMC, as investment adviser and administrator, or PFPC, as sub-administrator, may disclose the Trust’s portfolio securities holdings to selected third parties (such as the providers of auditing, custody and legal services) when the Trust has a legitimate business purpose for doing so; and (iii) as required by the federal securities laws, including the 1940 Act, the Trust shall disclose its portfolio holdings in its applicable regulatory filings, including

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shareholder reports, reports on Forms N-CSR and N-Q or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.

The policies and procedures also provide that any information about portfolio holdings that may be disclosed to a selected third party for a legitimate business purpose must be kept confidential by such third party, and such third party must not trade on such information. Additionally, the policies and procedures prohibit the Trust, a service provider and any of their affiliated persons (as that term is defined in the 1940 Act) from receiving compensation in any form, whether in cash or otherwise, in connection with the disclosure of information about the Trust’s portfolio securities.

The policies and procedures provide that senior officers of BIMC (i.e., a Managing Director or higher) may authorize the disclosure of the Trust’s portfolio securities as is consistent with these policies and procedures.

In order to seek to ensure that the disclosure of the Trust’s portfolio characteristics and holdings is in the best interests of the Trust’s shareholders and to avoid any potential or actual conflicts of interest with the Trust’s service providers, or any affiliated person (as that term is defined in the 1940 Act) of such entities, the policies and procedures provide that the disclosure of any of the Trust’s portfolio characteristics and holdings for legitimate business purposes must be approved by the Trust’s Board of Trustees in advance of such disclosure. This requirement will not apply to the disclosure of the Trust’s portfolio securities to BIMC or PFPC or the auditors, custodian and legal counsel, or to the following rating or ranking organizations: Lipper, Inc. (“Lipper”), S&P, Moody’s, iMoneyNet, Inc., Thompson Financial Group, LLC and Morningstar, Inc., or as otherwise provided in the policies and procedures.

The policies and procedures provide that the Board will receive annual reports from BIMC stating whether disclosures were made in compliance with the policies and procedures during the previous year, and if so, the report shall describe to whom and under what circumstance such disclosures were made.

INVESTMENT LIMITATIONS

The following is a complete list of investment limitations and policies applicable to each of the Funds or, as indicated below, to specific Funds, that may not be changed without the affirmative votes of the holders of a majority of each Fund’s outstanding shares (as defined below under “Miscellaneous”):

1. A Fund may not borrow money or issue senior securities except to the extent permitted under the 1940 Act.

2. A Fund may not act as an underwriter of securities. A Fund will not be an underwriter for purposes of this limitation if it purchases securities in transactions in which the Fund would not be deemed to be an underwriter for purposes of the Securities Act of 1933.

3. A Fund may not make loans. The purchase of debt obligations, the lending of portfolio securities and the entry into repurchase agreements are not treated as the making of loans for purposes of this limitation.

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4. A Fund may not purchase or sell real estate. The purchase of securities secured by real estate or interests therein are not considered to be a purchase of real estate for the purposes of the limitation.

5. A Fund may not purchase or sell commodities or commodities contracts.

6. A Fund may, notwithstanding any other fundamental investment limitations, invest all of its assets in a single open-end investment company or series thereof with substantially the same investment objectives, restrictions and policies as the Fund.

7. TempFund, TempCash, MuniFund and MuniCash: A Fund may not purchase the securities of any issuer if as a result more than 5% of the value of the Fund’s assets would be invested in the securities of such issuer except that up to 25% of the value of the Fund’s assets may be invested without regard to this 5% limitation.

8. TempFund: TempFund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to investments in U.S. Treasury Bills, other obligations issued or guaranteed by the federal government, its agencies and instrumentalities, certificates of deposit, and bankers’ acceptances and (b) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy. (The Fund interprets the exception for “certificates of deposit, and bankers’ acceptances” in this fundamental policy to include other similar obligations of domestic banks and interprets this exception to apply to certificates of deposit and other similar obligations of U.S. branches of foreign banks.)

9. TempCash: TempCash may not purchase any securities which would cause, at the time of purchase, less than 25% of the value of its total assets to be invested in obligations of issuers in the financial services industry or in obligations, such as repurchase agreements, secured by such obligations (unless the Fund is in a temporary defensive position) or which would cause, at the time of purchase, 25% or more of the value of its total assets to be invested in the obligations of issuers in any other industry, provided that (a) there is no limitation with respect to investments in U.S. Treasury Bills and other obligations issued or guaranteed by the federal government, its agencies and instrumentalities and (b) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy.

10. California Money Fund and New York Money Fund: Each of these Funds may not purchase any securities which would cause 25% or more of the Fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions.

11. MuniCash and MuniFund: Under normal circumstances, the Funds may not invest less than 80% of their respective net assets, plus the amount of any borrowings for investment purposes, in a broad range of Municipal Obligations, the income from which, in the opinion of issuers’ bond counsel or, in the case of derivative securities, sponsor’s counsel, is exempt from regular federal income tax. In the alternative, at least 80% of the income distributed by these Funds will be exempt, in the opinion of issuers’ bond or in the case of derivative securities, sponsor’s counsel, from regular federal income tax.

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The following is a list of non-fundamental investment limitations applicable to each of the Funds or, as indicated below, to specific Funds. Unlike a fundamental limitation, a non-fundamental investment limitation may be changed without the approval of shareholders.

1. A Fund may not acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the 1940 Act.

2. TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund: The Fund may not invest more than 10% of the value of the Fund’s total assets in illiquid securities, which may be illiquid due to legal or contractual restrictions on resale or the absence of readily available market quotations.

3. California Money Fund and New York Money Fund: The Funds may not invest less than 80% of their respective assets in securities the interest of which is exempt from federal income taxes, except during defensive periods or during periods of unusual market conditions.

4. FedFund: Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a portfolio consisting of U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements relating to such obligations. The Board of Trustees may change the policies set forth in this non-fundamental investment limitation No. 4 without a vote of the shareholders of the Fund as long as shareholders are given 60 days’ prior notice of the change.

5. Federal Trust Fund: Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities thereof, the interest income from which, under current law, generally may not be subject to state income tax by reason of federal law. The Board of Trustees may change the policies set forth in this non-fundamental investment limitation No. 5 without a vote of the shareholders of the Fund as long as shareholders are given 60 days’ prior notice of the change.

6. Treasury Trust Fund: Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, such as bills, notes and trust receipts. The Board of Trustees may change the policies set forth in this non-fundamental investment limitation No. 6 without a vote of the shareholders of the Fund as long as shareholders are given 60 days’ prior notice of the change.

7. T-Fund: Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements relating to direct Treasury obligations. The Board of Trustees may change the policies set forth in this non-fundamental investment limitation No. 7 without a vote of the shareholders of the Fund as long as shareholders are given 60 days’ prior notice of the change.

8. TempFund: Securities purchased by the Fund (or the issuers of such securities) will be First Tier Eligible Securities, which are rated at the time of the purchase in the highest rating category by either S&P or Moody’s, and will be rated in the highest rating category by any other NRSRO that rates such security (or its issuer).

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*    *    *

For purposes of industry concentration policies applicable to MuniCash and MuniFund and industry concentration limitations applicable to New York Money Fund and California Money Fund, the issuers of tax-exempt securities issued by governments or political subdivisions of governments, or their agencies or instrumentalities, are not considered to be members of any industry.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

In General

Information on how to purchase and redeem each Fund’s shares is included in the applicable Prospectuses. The issuance of shares is recorded on a Fund’s books, and share certificates are not issued unless expressly requested in writing. Certificates are not issued for fractional shares.

The regulations of the Comptroller of the Currency provide that funds held in a fiduciary capacity by a national bank approved by the Comptroller to exercise fiduciary powers must be invested in accordance with the instrument establishing the fiduciary relationship and local law. The Trust believes that the purchase of shares of the Funds by such national banks acting on behalf of their fiduciary accounts is not contrary to applicable regulations if consistent with the particular account and proper under the law governing the administration of the account.

Prior to effecting a redemption of shares represented by certificates, PFPC, the Trust’s transfer agent, must have received such certificates at its principal office. All such certificates must be endorsed by the redeeming shareholder or accompanied by a signed stock power, in each instance the signature must be guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, credit union, broker, dealer, municipal securities broker or dealer, government securities broker or dealer, national securities exchanges, registered securities associations, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Signature Program (MSP) and the New York Stock Exchange, Inc. Medallion Securities Program. Signature guarantees that are not part of these programs will not be accepted. A Fund may require any additional information reasonably necessary to evidence that a redemption has been duly authorized.

Under the 1940 Act, a Fund may suspend the right of redemption or postpone the date of payment upon redemption: (i) for any period during which the New York Stock Exchange (“NYSE”) is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted; (ii) for any period during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable; or (iii) for such other periods as the SEC may permit. A Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.

In addition, if, in the opinion of the Trustees of the Trust, ownership of shares has or may become concentrated to an extent which would cause a Fund to be deemed a personal holding company, a Fund may compel the redemption of, reject any order for or refuse to give effect on the books of a Fund to the transfer of a Fund’s shares in an effort to prevent that consequence. A Fund may also redeem shares involuntarily if such redemption appears appropriate in light of a Fund’s responsibilities under the 1940 Act or otherwise. If the Trust’s Board of Trustees determines that conditions exist which

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make payment of redemption proceeds wholly in cash unwise or undesirable, a Fund may make payment wholly or partly in securities or other property. In certain instances, a Fund may redeem shares pro rata from each shareholder of record without payment of monetary consideration.

Any institution purchasing shares on behalf of separate accounts will be required to hold the shares in a single nominee name (a “Master Account”). Institutions investing in more than one of the portfolios, or classes of shares, must maintain a separate Master Account for each Fund’s class of shares. Institutions may also arrange with PFPC for certain sub-accounting services (such as purchase, redemption, and dividend record keeping). Sub-accounts may be established by name or number either when the Master Account is opened or later.

The Funds have not entered into any arrangements with any person permitting frequent purchases and redemptions of Fund shares.

Net Asset Value

Net asset value per share of each share in a particular Fund is calculated by adding the value of all portfolio securities and other assets belonging to a Fund, subtracting the Fund’s liabilities, and dividing the result by the number of outstanding shares in the Fund. “Assets belonging to” a Fund consist of the consideration received upon the issuance of Fund shares together with all income, earnings, profits and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets not belonging to a particular portfolio. Assets belonging to a Fund are charged with the direct liabilities of that Fund and with a share of the general liabilities of the Trust allocated on a daily basis in proportion to the relative net assets of each of the portfolios. Determinations made in good faith and in accordance with generally accepted accounting principles by the Board of Trustees as to the allocation of any assets or liabilities with respect to a Fund are conclusive. The expenses that are charged to a Fund are borne equally by each share of the Fund, and payments to Service Organizations are borne solely by the Bear Stearns Shares, Private Client Shares, Premier Shares and Premier Choice Shares, respectively.

In computing the net asset value of its shares for purposes of sales and redemptions, each Fund uses the amortized cost method of valuation pursuant to Rule 2a-7. Under this method, a Fund values each of its portfolio securities at cost on the date of purchase and thereafter assumes a constant proportionate accretion of any discount or amortization of any premium until maturity of the security. As a result, the value of a portfolio security for purposes of determining net asset value normally does not change in response to fluctuating interest rates. While the amortized cost method seems to provide certainty in portfolio valuation, it may result in valuations of a Fund’s securities which are higher or lower than the market value of such securities.

In connection with its use of amortized cost valuation, each Fund limits the dollar-weighted average maturity of its portfolio to not more than 90 days and does not purchase any instrument with a remaining maturity of more than 13 months (with certain exceptions). The Board of Trustees has also established procedures, pursuant to rules promulgated by the SEC, that are intended to stabilize each Fund’s net asset value per share for purposes of sales and redemptions at $1.00. Such procedures include the determination, at such intervals as the Board deems appropriate, of the extent, if any, to which a Fund’s net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, should be initiated. If the Board believes that the amount of any deviation from a

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Fund’s $1.00 amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten a Fund’s average portfolio maturity, redeeming shares in kind, reducing or withholding dividends, or utilizing a net asset value per share determined by using available market quotations.

MANAGEMENT OF THE FUNDS

Trustees and Officers

The business and affairs of the Trust are managed under the direction of the Board of Trustees. The Trustees and executive officers, their addresses, ages, principal occupations during the past five years and other affiliations are as follows:

Name, Address and Age[1]	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[3] Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees

Ralph L. Schlosstein[4] Age: 56	Trustee, Chairman and President	Since 2001	President and Director, BlackRock, Inc.; Trustee: Visiting Board of Overseers of John F. Kennedy School of Government of Harvard University; Financial Institutions Center of The Wharton School of the University of Pennsylvania; American Museum of Natural History; Trinity School; New Visions for Public Education; The Public Theater; The James Beard Foundation; Board of Advisors, Marujupu LLC.	67	Director and Chairman, BlackRock Family of Closed- End Funds; Director and Chairman, Anthracite Capital, Inc.

Paul L. Audet[5] Age: 53	Trustee	Since 2005	Head, Cash Management and Regional Chief Operating Officer, Delaware Office, BlackRock, Inc. (2005 to present); Managing Director, BlackRock, Inc., (1998 to present); Chief Financial Officer, BlackRock, Inc. (1998 to 2005); Treasurer, BlackRock Funds and BlackRock Liquidity Funds (2002 to 2005).	10

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Name, Address and Age[1]	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[3] Overseen by Trustee	Other Directorships Held by Trustee
Disinterested Trustees

G. Nicholas Beckwith, III Age: 61	Trustee and Chairman of the Nominating Committee	Since 1999	Chairman and Chief Executive Officer, Arch Street Management, LLC; Chairman & CEO, Beckwith Blawnox Property LLC; Chairman & CEO, Beckwith Clearfield Property LLC; Chairman & CEO, Beckwith Delmont Property LLC; Chairman & CEO, Beckwith Erie Property LLC; Chairman, Penn West Industrial Trucks LLC; Chairman, President and Chief Executive Officer, Beckwith Machinery Company (until October 2005); Chairman of the Board of Directors, University of Pittsburgh Medical Center; Board of Visitors, University of Pittsburgh School of Medicine; Board of Directors: Shadyside Hospital Foundation; Beckwith Institute for Innovation in Patient Care; Member, Advisory Council on Biology and Medicine, Brown University; Trustee, Claude Worthington Benedum Foundation; Chatham College; University of Pittsburgh; Emeritus Trustee, Shadyside Academy; Board of Directors, National Retail Properties, Inc.; and Beckwith Family Foundation.	10

Jerrold B. Harris Age: 64	Trustee and Vice Chairman of the Governance Committee	Since 1999	Until September 1, 1999, President and Chief Executive Officer, VWR Scientific Products Corp.; Trustee, Ursinus College; Director, BlackRock-Kelso Capital Corp.; Director, Tromner LLC; Director, Wecton Scientific.	10	.

Rodney D. Johnson Age: 65	Trustee and Chairman of the Governance Committee	Since 1999	President, Fairmount Capital Advisors, Inc.; Director, Fox Chase Cancer Center; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia.	10

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Name, Address and Age[1]	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[3] Overseen by Trustee	Other Directorships Held by Trustee
Joseph P. Platt, Jr. Age: 59	Trustee and Chairman of the Compliance Committee	Since 1999	Partner, Amarna Corporation, LLC (private investment company); Chairman of the Board, Restaurant Insurance Holding; Director, Jones & Brown (Canadian insurance broker); Director, Greenlight Re (reinsurance company); Partner, Amarna Financial (private investment company); Former Director and Executive Vice President, Johnson and Higgins.	10

Robert C. Robb, Jr. Age: 61	Trustee	Since 1999	Partner, Lewis, Eckert, Robb & Company (management and financial consulting firm); former Trustee, EQK Realty Investors; former Director, Tamaqua Cable Products Company; former Director, Brynwood Partners; former Director, PNC Bank; former Director, Brinks, Inc.	10

Kenneth L. Urish Age: 56	Trustee and Chairman of the Audit Committee	Since 1999	Managing Partner, Urish Popeck & Co. LLC (certified public accountants and consultants); External Advisory Board, The Pennsylvania State University Accounting Department; Trustee, The Holy Family Foundation; AlphaSource Procurement Systems, LP.; Director, Inter-Tel; President and Trustee, Pittsburgh Catholic Publishing Associates.	10

Frederick W. Winter Age: 62	Trustee	Since 1999	Professor and Dean Emeritus (2005-present) and Dean (1997-2005), Joseph M. Katz School of Business – University of Pittsburgh.	10	Director, Alkon Corporation (1992-present); Director, Indotronix International (2004-present); Director, Tippman Sports (2005- present).

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Name, Address and Age[1]	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years
Officers

Donald C. Burke 800 Scudders Mill Road Princeton, NJ 08536 Age: 46	Treasurer	Since 2006	Managing Director of BlackRock, Inc. (since 2006); Managing Director of Merrill Lynch Investment Managers (“MLIM”) and Fund Asset Management (“FAM”) (since 2006), First Vice President thereof (1997-2005), Treasurer thereof (since 1999), Vice President thereof (1990-1997).

Jay Fife 800 Scudders Mill Road Princeton, NJ 08536 Age: 36	Assistant Treasurer	Since 2006	Director of BlackRock, Inc. (since 2006); Assistant Treasurer of registered investment companies managed by MLIM (2005–2006), Director of MLIM Fund Services Group (2001–2006).

Neal J. Andrews 100 Bellevue Parkway Wilmington, DE 19809 Age: 41	Assistant Treasurer	Since 2006	Managing Director of BlackRock, Inc. (since August 2006); Senior Vice President and Line of Business Head, Fund Accounting and Administration, PFPC Inc. (1992-2006).

Brian P. Kindelan BlackRock Advisors LLC 100 Bellevue Parkway Wilmington, DE 19809 Age: 47	Secretary	Since March 2005	Managing Director of BlackRock Advisors, LLC (since 2005); Director of BlackRock Advisors, LLC (2001-2004); Vice President of BlackRock Advisors, LLC (1998-2000); Senior Counsel of BlackRock Advisors, LLC (since 1998).

Edward B. Baer BlackRock Inc. 40 E. 52nd Street New York, NY 10022 Age: 38	Assistant Secretary	Since March 2005	Managing Director and Senior Counsel, BlackRock, Inc. (since 2007); Director and Senior Counsel, BlackRock, Inc. (2004-2007); Associate, Willkie Farr & Gallagher LLP (law firm) (2000-2004); Associate, Morgan Lewis & Bockius LLP (law firm) (1995-2000).

Robert E. Putney, III BlackRock Advisors, LLC. 100 Bellevue Parkway Wilmington, DE 19809 Age: 46	Assistant Secretary	Since February 2006	Director and Senior Counsel, BlackRock Advisors, LLC. (2005-present); Deputy General Counsel and Senior Vice President, Old Mutual Capital, Inc. (2004-2005); Deputy General Counsel and Senior Vice President (2004-2005), Senior Legal Counsel and Vice President (2001-2004), Old Mutual Investment Partners, Old Mutual Fund Services and Old Mutual Shareholder Services, Inc.; Deputy General Counsel and Vice President (2004-2005), Senior Legal Counsel and Vice President (2001-2004), Liberty Ridge Capital, Inc.; Vice President and Assistant Secretary, Old Mutual Advisor Funds (2004-2005), Old Mutual Advisor Funds II and Old Mutual Insurance Series Fund (2002-2005); Director and Senior Counsel, Merrill Lynch Investment Managers, L.P. and Princeton Administrators, L.P. (until 2001); Trustee, Frankford Hospital Foundation (1990-2005).

Howard B. Surloff BlackRock, Inc. 40 E. 52nd Street New York, NY 10022 Age: 41	Assistant Secretary	Since September 2006	Managing Director and General Counsel for BlackRock’s US Mutual Funds (since 2006); General Counsel, Goldman Sachs Asset Management (1993-2006); Associate, Sheriff, Friedman, Hoffman and Goodman (1990-1993).

Michael P. Malloy Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103 Age: 47	Assistant Secretary	Since March 2005	Partner, Drinker Biddle & Reath LLP (law firm).

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Name, Address and Age[1]	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years
Officers

Bartholomew A. Battista[6] BlackRock, Inc. 40 E. 52nd Street New York, NY 10022 Age: 48	Chief Compliance and Anti- Money Laundering Officer	Since September 2004	Managing Director of BlackRock, Inc. (since 2003); Chief Compliance Officer and Anti-Money Laundering Compliance Officer of BlackRock, Inc. (since 2004); Director of BlackRock, Inc. (1998–2003).

[1]	Each Trustee may be contacted by writing to the Trustee, c/o BlackRock Institutional Management Corporation, 100 Bellevue Parkway, Wilmington, Delaware 19809; Attn: Brian Kindelan.
[2]	Each Trustee serves until his respective successor has been duly elected and qualified. Each officer serves a one year term.
[3]	The Fund Complex consists of all registered investment companies for which BIMC, or its affiliates, serves as investment adviser.
[4]

Mr. Schlosstein is an “interested person” of the Trust, as that term is defined in the 1940 Act, because he is an officer of the Trust and BlackRock, Inc. (“BlackRock”), which is BIMC’s parent, and owns securities of BlackRock.

[5]	Mr. Audet is an “interested person” of the Trust, as that term is defined in the 1940 Act, because he is an officer of BlackRock and owns securities of BlackRock.
[6]	During the year ended October 31, 2006, the Chief Compliance Officer received $159,874 in compensation from the Funds.

The Trust’s Board has an Audit Committee, Governance Committee, Nominating Committee, Compliance Committee and Valuation and Pricing Committee. The Audit Committee, which consists of Messrs. Urish, Harris and Platt, provides assistance to the Board in fulfilling its legal and fiduciary obligations with respect to matters involving the accounting, auditing, financial reporting and internal control functions of the Trust. This includes supervising the Trust’s independent auditors, Deloitte & Touche. The Audit Committee met four times during the Trust’s fiscal year ended October 31, 2006. The Trust’s Governance Committee is comprised of Trustees of the Trust who are not “interested persons” (as defined in the 1940 Act). Its purpose is, among other things: (i) to act as liaison between the Trust and its service providers; (ii) to establish and review fund governance polices and practices; and (iii) to consider and vote on matters requiring the approval of the Trust’s disinterested Trustees. The Governance Committee met four times during the Trust’s fiscal year ended October 31, 2006. The Nominating Committee, which consists of Messrs. Beckwith, Robb and Winter, all of whom are disinterested Trustees, is responsible for considering candidates for election to the Trust’s Board in the event a position is vacated or created. In connection with the identification, selection and nomination of candidates to the Board of Trustees, the Nominating Committee evaluates the qualifications of candidates for Board membership and their independence from the Adviser and other principal service providers. The Nominating Committee considers the effect of any relationships beyond those delineated in the 1940 Act that might impair independence (e.g., business, financial or family relationships with the Adviser or other service providers). Persons selected to serve as independent trustees must not be “interested persons” of the Trust as defined by the 1940 Act. Specific qualifications shall be based on the needs of the Board at the time of the nomination. The Nominating Committee will consider nominees recommended by the Trust’s shareholders. Shareholders who wish to recommend a nominee should send nominations to the Trust’s Secretary. The Committee assesses shareholder nominees in the same manner it reviews its own nominations. The Nominating Committee met twice during the Trust’s fiscal year ended October 31, 2006. The Trust’s Compliance Committee is comprised of Trustees of the Trust who are not “interested persons” (as defined in the 1940 Act). Its purpose is to provide assistance to the Board in fulfilling its responsibility with respect to oversight of compliance matters involving the Funds. The Compliance Committee met three times during the Trust’s

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fiscal year ended October 31, 2006. The Valuation and Pricing Committee consists of all of the Trustees of the Trust. Its purpose is to, among other things, oversee the valuation and pricing of securities held by each portfolio of the Trust. The Valuation and Pricing Committee did not meet during the fiscal year ended October 31, 2006.

The following table provides certain information about the fees received by the Trustees of the Trust and the Chief Compliance Officer for the fiscal year ended October 31, 2006.

Name of Person, Position	Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from Trust and Trust Complex
Interested Trustees

Ralph L. Schlosstein, Trustee, Chairman and President[1]	N/A	N/A	N/A	N/A

Paul Audet[1]	N/A	N/A	N/A	N/A
Disinterested Trustees

G. Nicholas Beckwith, III, Trustee and Chairman of the Nominating Committee	$72,000	N/A	N/A	$72,000

Jerrold B. Harris, Trustee and Vice Chairman of the Governance Committee	$80,000	N/A	N/A	$80,000

Rodney D. Johnson, Trustee and Chairman of the Governance Committee	$63,000	N/A	N/A	$63,000

Joseph P. Platt, Jr., Trustee	$60,500	N/A	N/A	$60,500

Robert C. Robb, Jr., Trustee	$75,000	N/A	N/A	$75,000

Kenneth L. Urish, Trustee and Chairman of the Audit Committee	$85,000	N/A	N/A	$85,000

Frederick W. Winter, Trustee	$75,000	N/A	N/A	$75,000
Executive Officers

Bartholomew A. Battista, Chief Compliance and Anti-Money Laundering Officer	$159,874	N/A	N/A	$562,684

[1]	This Trustee is considered by the Trust to be an “interested person” of the Trust as defined by the 1940 Act.

Beckwith Machinery Company, of which Mr. Beckwith was, until October 7, 2005, President and Chief Executive Officer, engaged in machinery and service sales transactions with PNC Leasing that totaled approximately $245,000 for the period January 1, 2005 though October 7, 2005. These transactions represented less than 0.1% of Beckwith Machinery Company’s overall sales. PennWest Industrial Trucks, LLC, of which Mr. Beckwith and his family own a majority interest, lease three trucks from PNC Leasing. The lease for the three trucks was assigned to PennWest on October 7, 2005. The total value of the lease payments over the full term of the lease for the three trucks is $129,600. The lease term is 72 months. PNC Leasing is a subsidiary of

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PNC, which is the indirect majority-owner of BlackRock. BlackRock is the parent of the Trust’s Adviser.

Drinker Biddle & Reath LLP, of which Mr. Malloy is a partner, receives legal fees as counsel to the Trust. Except for Mr. Battista, no employee of BDI, BIMC, PFPC or PNC receives any compensation from the Trust for acting as an officer or Trustee of the Trust. The Trust compensates Mr. Battista for his services as its Chief Compliance Officer. The Trust also pays a portion of the compensation of certain members of the staff of the Chief Compliance Officer.

The Trustees beneficially owned shares of the Funds as of December 31, 2006, with values within the ranges indicated in the following chart:

Name of Trustee	Dollar Range of Equity Securities in the Funds*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Interested Trustees
Ralph L. Schlosstein, Trustee, Chairman and President	none	none

Paul Audet	none	none

Disinterested Trustees

G. Nicholas Beckwith, III, Trustee and Chairman of the Nominating Committee	none	none

Jerrold B. Harris, Trustee and Vice Chairman of the Governance Committee	none	none

Rodney D. Johnson, Trustee and Chairman of the Governance Committee	none	none

Joseph P. Platt, Jr., Trustee	none	none

Robert C. Robb, Jr., Trustee	none	none

Kenneth L. Urish, Trustee and Chairman of the Audit Committee	none	none

Frederick W. Winter, Trustee	none	none

As of February 2, 2007, the Trustees and officers of the Trust as a group owned less than 1% of the shares of each of the Funds and less than 1% of the outstanding shares of all the Funds in the aggregate.

Management Services

BIMC provides both investment advisory and administration services to the Trust under a management agreement dated February 21, 2007 (the “Management Agreement”). The advisory services provided by BIMC under the Management Agreement are described under the “Portfolio Transactions” section above and in the Funds’ Prospectuses.

The administrative services provided by BIMC under the Management Agreement will be as follows: (i) assist generally in supervising the Funds’ operations, including providing for (a) the preparation, supervision and mailing of purchase and redemption order confirmations to shareholders of record, (b) the operation of an automated data processing system to process purchase and redemption orders, (c) maintenance of a back-up procedure to reconstruct lost purchase and redemption data, (d) information concerning the Funds to their shareholders of record, (e) handling shareholder problems, (f) the services of employees to preserve and strengthen shareholder relations, and (g) the monitoring of

*	Shares of the Funds are only made available to institutional investors purchasing on their own behalf or on behalf of their customers.

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arrangements pertaining to the Funds’ agreements with Service Organizations; (ii) assure that persons are available to receive and transmit purchase and redemption orders; (iii) participate in the periodic updating of the Funds’ prospectuses; (iv) accumulate information for and coordinate the preparation of reports to the Funds’ shareholders and the SEC; (v) maintain the registration of the Funds’ shares for sale under state securities laws; (vi) provide for fund accounting services; and (vii) assist in the monitoring of regulatory and legislative developments which may affect the Trust, participate in counseling and assist the Trust in relation to routine regulatory examinations and investigations, and work with the Trust’s counsel in connection with regulatory matters and litigation. The Management Agreement authorizes BIMC to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. As discussed under “Sub-Administrator,” BIMC has engaged PFPC, pursuant to a separate sub-administration agreement, to provide sub-administrative services to the Funds.

For the advisory and administration services provided and expenses assumed by it under the Management Agreement, BIMC is entitled to receive the following annual fees computed daily based upon each Fund’s average daily net assets and paid monthly:

Fund	TempFund	TempCash, MuniFund and MuniCash	California Money Fund and New York Money
Management Fee

.350% of the first $1 billion

.300% of the next $1 billion

.250% of the next $1 billion

.200% of the next $1 billion

.195% of the next $1 billion

.190% of the next $1 billion

.180% of the next $1 billion

.175% of the next $1 billion

.170% of amounts in excess
of $8 billion.

.350% of the first $1 billion

.300% of the next $1 billion

.250% of the next $1 billion

.200% of the next $1 billion

.195% of the next $1 billion

.190% of the next $1 billion

.185% of the next $1 billion

.180% of amounts in excess
of $7 billion.

.375% of the first $1 billion .350% of the next $1 billion .325% of the next $1 billion .300% of amounts in excess of $3 billion.

The following annual fees shall be computed daily and paid monthly:

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund
Calculation A	Calculation B

.175% of the first $1 billion*

.150% of the next $1 billion*

.125% of the next $1 billion*

.100% of the next $1 billion*

.095% of the next $1 billion*

.090% of the next $1 billion*

.085% of the next $1 billion*

.080% of amounts in excess of $7 billion.*

.175% of the first $1 billion** .150% of the next $1 billion** .125% of the next $1 billion** .100% of amounts in excess of $3 billion. **

The Management Fee is equal to Calculation A plus Calculation B.

*	Based on the combined average net assets of the FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund.
**	Based on the average net assets of each portfolio.

Until February 28, 2008, BIMC, as investment manager, has contractually agreed to reduce its fees and reimburse ordinary operating expenses to ensure that the combined “Management Fees” and “Miscellaneous Expenses” do not exceed 0.18% of the average daily net assets of TempFund

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and TempCash and 0.20% of the average daily net assets of FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund. The waiver agreement may not be terminated before February 28, 2008. Any fees waived by BIMC with respect to a particular fiscal year are not recoverable.

Prior to February 21, 2006, BIMC managed each Fund under an advisory agreement (the “Prior Advisory Agreement”) and BIMC and PFPC provided administrative services to the Funds, as co-administrators under an administration agreement (the “Prior Administration Agreement”). The fees payable by the Funds under the Management Agreement with BIMC are higher than the advisory fee rates payable under the Prior Advisory Agreement, but equal to the total of advisory fees payable under the Prior Advisory Agreement plus fees payable for administrative services under the Prior Administration Agreement. As a result, in the table below the Management Fees received by BIMC for the period from November 1, 2005 to February 21, 2006 has been restated to include the advisory fee paid to BIMC as well as the administration fee received by BIMC and PFPC under the Prior Advisory and Prior Administration Agreements. The following chart provides information with respect to the management fees paid (net of waivers) and management fees waived for the fiscal year ended October 31, 2006.

	2006
FUND	MANAGEMENT FEES PAID	MANAGEMENT FEES WAIVED
TempFund	$53,619,395	$7,984,390
TempCash	19,685,118	6,584,573
FedFund	5,975,357	2,566,833
T-Fund	7,872,994	2,864,689
Federal Trust Fund	164,967	199,457
Treasury Trust Fund	2,132,827	1,300,380
MuniFund	4,774,360	3,494,816
MuniCash	2,720,126	2,507,458
California Money Fund	1,485,510	1,794,066
New York Money Fund	835,412	1,042,749

The following chart provides information with respect to the advisory fees paid (net of waivers) and advisory fees waived for the fiscal years ended October 31, 2005 and 2004 under the Prior Advisory Agreement between the Trust and BIMC.

	2005		2004
FUND	ADVISORY FEES PAID	ADVISORY FEES WAIVED	ADVISORY FEES PAID	ADVISORY FEES WAIVED
TempFund	$19,169,789	$3,754,119	$17,858,711	$3,241,970
TempCash	7,651,400	3,088,393	8,285,322	2,952,403
FedFund	1,798,589	1,253,285	1,754,373	1,184,871
T-Fund	2,672,101	1,393,985	2,373,993	1,344,922
Federal Trust Fund	25,038	92,896	54,713	107,520
Treasury Trust Fund	770,442	715,368	895,168	761,615
MuniFund	2,407,904	1,825,099	1,764,670	1,432,694
MuniCash	2,033,467	1,611,135	2,138,856	1,574,277
California Money Fund	594,985	646,176	459,282	502,387
New York Money Fund	361,003	419,516	330,114	361,820

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The following chart provides information with respect to the administration fees paid (net of waivers) and administration fees waived for the fiscal years ended October 31, 2005 and 2004 under the Prior Administration Agreement among the Trust, BIMC, and PFPC.

FUND	2005		2004
	ADMINISTRATION FEES PAID	ADMINISTRATION FEES WAIVED	ADMINISTRATION FEES PAID	ADMINISTRATION FEES WAIVED
TempFund	$25,780,036	$3,754,119	$23,687,574	$3,241,970
TempCash	8,586,480	3,088,394	9,344,752	2,952,403
FedFund	2,839,932	1,253,286	2,750,317	1,184,871
T-Fund	3,676,067	1,393,985	3,375,385	1,344,922
Federal Trust Fund	88,267	92,896	138,990	107,520
Treasury Trust Fund	1,485,287	715,368	1,643,460	761,615
MuniFund	2,407,904	1,825,099	1,764,670	1,432,694
MuniCash	2,035,467	1,609,135	2,138,856	1,574,277
California Money Fund	439,840	646,176	339,073	502,387
New York Money Fund	263,439	419,516	243,622	361,820

A discussion regarding the Trustees’ basis for approving the Management Agreement in 2006 is available in the Trust’s annual report dated October 31, 2006.

Potential Conflicts of Interest

Activities of BIMC; BlackRock, Inc. and its affiliates (collectively, “BlackRock”); The PNC Financial Services Group and its affiliates (collectively, “PNC”); Merrill Lynch & Co., Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated and their affiliates (collectively, “Merrill Lynch”); and Other Accounts Managed by BlackRock, PNC or Merrill Lynch.

BlackRock is one of the world’s largest asset management firms. Merrill Lynch is a full service investment banking, broker-dealer, asset management and financial services organization. PNC is a diversified financial services organization spanning the retail, business and corporate markets. BlackRock, Merrill Lynch and PNC are affiliates of one another. BlackRock, PNC and Merrill Lynch (including, for these purposes, their directors, partners, trustees, managing members, officers and employees), including the entities and personnel who may be involved in the investment activities and business operations of a Fund, are engaged worldwide in businesses and have interests other than that of managing the Funds. These are considerations of which investors in a Fund should be aware, and which may cause conflicts of interest that could disadvantage the Fund. These activities and interests include potential multiple advisory, transactional, financial and other interests in securities and other instruments, and companies that may be purchased or sold by a Fund.

BlackRock offers a full range of equity, fixed income, cash management and alternative investment products with strong representation in both retail and institutional channels, in the United States and in non-U.S. markets. BlackRock has over 4,500 employees in 18 countries and is a major presence in most key markets, including the United States, the United Kingdom, Asia, Australia, the Middle East and Europe.

BlackRock and its affiliates, including, without limitation, PNC and Merrill Lynch and its advisory affiliates, have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of a Fund and/or that engage in transactions in the same types of securities and instruments as the Funds. Merrill Lynch and its affiliates are also major participants in the global fixed income markets on a proprietary basis and for the accounts of customers. As such, BlackRock, PNC and Merrill Lynch and their affiliates are or may be actively engaged in transactions in

58

the same securities and instruments in which a Fund invests. Such activities could affect the prices and availability of the securities and instruments in which a Fund invests, which could have an adverse impact on the Fund’s performance. Such transactions, particularly in respect of most proprietary accounts or customer accounts, will be executed independently of a Fund’s transactions and thus at prices or rates that may be more or less favorable than those obtained by the Fund. When BIMC and its advisory affiliates seek to purchase or sell the same assets for their managed accounts, including a Fund, the assets actually purchased or sold may be allocated among the accounts on a basis determined in their good faith discretion to be equitable. In some cases, this system may adversely affect the size or price of the assets purchased or sold for a Fund.

In addition, transactions in investments by one or more other accounts managed by BlackRock, PNC or Merrill Lynch may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of a Fund. This may occur when investment decisions regarding a Fund are based on research or other information that is also used to support decisions for other accounts. When BlackRock, PNC or Merrill Lynch implements a portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with, similar decisions or strategies for a Fund, market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or the Fund could otherwise be disadvantaged. BlackRock, PNC or Merrill Lynch may, in certain cases, elect to implement internal policies and procedures designed to limit such consequences, which may cause a Fund to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so.

Conflicts may also arise because portfolio decisions regarding a Fund may benefit other accounts managed by BlackRock, PNC or Merrill Lynch.

BlackRock, PNC, Merrill Lynch and their clients may pursue or enforce rights with respect to an issuer in which a Fund has invested, and those activities may have an adverse effect on the Fund. As a result, prices, availability, liquidity and terms of the Fund’s investments may be negatively impacted by the activities of BlackRock, PNC, Merrill Lynch or their clients, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.

The results of a Fund’s investment activities may differ significantly from the results achieved by BIMC and its affiliates for their proprietary accounts or other accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that BlackRock and its affiliates and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by a Fund. Moreover, it is possible that a Fund will sustain losses during periods in which BlackRock and its affiliates achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible.

From time to time, a Fund’s activities may also be restricted because of regulatory restrictions applicable to BlackRock and its affiliates, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when BIMC, and/or its affiliates, will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which BIMC and/or its affiliates are performing services or when position limits have been reached.

59

In connection with its management of a Fund, BIMC may have access to certain fundamental analysis and proprietary technical models developed by BlackRock or its affiliates (including Merrill Lynch). BIMC will not be under any obligation, however, to effect transactions on behalf of a Fund in accordance with such analysis and models. In addition, neither BlackRock nor any of its affiliates (including Merrill Lynch and PNC) will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of a Fund and it is not anticipated that BIMC will have access to such information for the purpose of managing the Fund. The proprietary activities or portfolio strategies of BlackRock and its affiliates (including Merrill Lynch and PNC) or the activities or strategies used for accounts managed by them or other customer accounts could conflict with the transactions and strategies employed by BIMC in managing a Fund.

In addition, certain principals and certain employees of BIMC are also principals or employees of BlackRock, Merrill Lynch, PNC or their affiliated entities. As a result, the performance by these principals and employees of their obligations to such other entities may be a consideration of which investors in a Fund should be aware.

BIMC may enter into transactions and invest in securities and instruments on behalf of a Fund in which customers of BlackRock, PNC, Merrill Lynch, or, to the extent permitted by the Commission, BlackRock, PNC or Merrill Lynch, serve as the counterparty, principal or issuer. In such cases, such party’s interests in the transaction will be adverse to the interests of the Fund, and such party may have no incentive to assure that the Fund obtains the best possible prices or terms in connection with the transactions. In addition, the purchase, holding and sale of such investments by a Fund may enhance the profitability of BlackRock, Merrill Lynch and/or PNC. Merrill Lynch and its affiliates may also create, write or issue derivatives for customers of Merrill Lynch or its affiliates, the underlying securities or instruments of which may be those in which a Fund invests or which may be based on the performance of the Fund. A Fund may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by Merrill Lynch or its affiliates and may also enter into transactions with other clients of BlackRock or its affiliates where such other clients have interests adverse to those of the Fund. At times, these activities may cause departments of BlackRock or its affiliates to give advice to clients that may cause these clients to take actions adverse to the interests of the Fund. To the extent affiliated transactions are permitted, a Fund will deal with BlackRock and its affiliates on an arms-length basis. BlackRock, PNC or Merrill Lynch or an affiliate may also have an ownership interest in certain trading or information systems used by a Fund. A Fund’s use of such trading or information systems may enhance the profitability of BlackRock and its affiliates.

The Trust, BlackRock Advisors, Inc. and PNC have received exemptive relief from the SEC permitting the Trust, in connection with PNC’s subsidiary banks’ same day sweep program, to engage in overnight repurchase transactions in which PNC, or any entity that controls, is controlled by or is under common control with PNC, is the counterparty, subject to certain conditions that are set forth in the preceding “Repurchase Agreements” section.

A Fund from time to time may purchase in the secondary market (i) certain mortgage pass-through securities packaged and master serviced by PNC Mortgage Corp. (“PNC Mortgage”) or Midland Loan Services, Inc. (“Midland”), or (ii) mortgage-related securities containing loans or mortgages originated by PNC Bank, National Association (“PNC Bank”) or its affiliates. It is possible that under some circumstances, PNC Mortgage, Midland or other affiliates could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against PNC Mortgage, Midland or their affiliates. For example, if PNC Mortgage, Midland or their

60

affiliates engaged in negligence or willful misconduct in carrying out their duties as a master servicer, then any holder of the mortgage-backed security could seek recourse against PNC Mortgage, Midland or their affiliates, as applicable. Also, as a master servicer, PNC Mortgage, Midland or their affiliates may make certain representations and warranties regarding the quality of the mortgages and properties underlying a mortgage-backed security. If one or more of those representations or warranties is false, then the holders of the mortgage-backed securities could trigger an obligation of PNC Mortgage, Midland or their affiliates, as applicable, to repurchase the mortgages from the issuing trust. Finally, PNC Mortgage, Midland or their affiliates may own securities that are subordinate to the senior mortgage-backed securities owned by a Fund.

BlackRock, PNC or Merrill Lynch may act as broker, dealer, agent, lender or advisor or in other commercial capacities for a Fund. It is anticipated that the commissions, mark ups, mark downs, financial advisory fees, underwriting and placement fees, sales fees, financing and commitment fees, brokerage fees, other fees, compensation or profits, rates, terms and conditions charged by BlackRock, PNC or Merrill Lynch will be in their view commercially reasonable, although BlackRock, PNC or Merrill Lynch, including their sales personnel, will have an interest in obtaining fees and other amounts that are favorable to them and such sales personnel.

In addition, two exemptive orders received from the Commission permit Merrill Lynch and its affiliates, including BIMC, to execute certain transactions through Merrill Lynch broker-dealer affiliates. The first exemptive order permits the taxable Funds to execute transactions with Merrill Lynch broker-dealer affiliates to purchase money market securities, subject to certain conditions. The second exemptive order permits the tax-exempt Funds to execute transactions through Merrill Lynch, Pierce, Fenner & Smith Incorporated, a broker-dealer affiliate, in the secondary market or in fixed price dollar offerings not involving underwriting syndicates with respect to short-term tax-exempt securities, subject to certain conditions. The conditions for these two exemptive orders are set forth in the preceding “Portfolio Transactions” section.

Subject to applicable law, BlackRock, PNC or Merrill Lynch (and their personnel and other distributors) will be entitled to retain fees and other amounts that they receive in connection with their service to the Funds as broker, dealer, agent, lender, advisor or in other commercial capacities and no accounting to the Funds or their shareholders will be required, and no fees or other compensation payable by the Funds or their shareholders will be reduced by reason of receipt by BlackRock, PNC or Merrill Lynch of any such fees or other amounts. When BlackRock, PNC or Merrill Lynch acts as broker, dealer, agent, advisor or in other commercial capacities in relation to the Funds, BlackRock, PNC or Merrill Lynch may take commercial steps in its own interests, which may have an adverse effect on the Funds.

A Fund will be required to establish business relationships with its counterparties based on the Fund’s own credit standing. Neither BlackRock nor its affiliates will have any obligation to allow their credit to be used in connection with a Fund’s establishment of its business relationships, nor is it expected that the Fund’s counterparties will rely on the credit of BlackRock or any of its affiliates in evaluating the Fund’s creditworthiness.

Purchases and sales of securities for a Fund may be bunched or aggregated with orders for other BlackRock client accounts. BIMC and its affiliates, however, are not required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that bunching or aggregating is not practicable, required or with cases involving client direction.

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Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.

BIMC may select brokers (including, without limitation, affiliates of BIMC) that furnish BIMC, the Funds, other BlackRock client accounts or their affiliates or personnel, directly or through correspondent relationships, with research or other appropriate services which provide, in BIMC’s view, appropriate assistance to BIMC in the investment decision-making process (including with respect to futures, fixed-price offerings and over-the-counter transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data; financial publications; proxy analysis; trade industry seminars; computer data bases; quotation equipment and services; and research-oriented computer hardware, software and other services and products. Research or other services obtained in this manner may be used in servicing any or all of the Funds and other BlackRock client accounts, including in connection with BlackRock client accounts other than those that pay commissions to the broker relating to the research or other service arrangements. Such products and services may disproportionately benefit other BlackRock client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other BlackRock client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other BlackRock client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Funds and to such other BlackRock client accounts. To the extent that BIMC uses soft dollars, it will not have to pay for those products and services itself. BIMC may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that BIMC receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by BIMC.

BIMC may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BIMC believes are useful in their investment decision-making process. BIMC may from time to time choose not to engage in the above described arrangements to varying degrees.

BlackRock has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Funds, and to help ensure that such decisions are made in accordance with BlackRock’s fiduciary obligations to its clients. Nevertheless, notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of BlackRock may have the effect of favoring the interests of other clients or businesses of other divisions or units of BlackRock, PNC, Merrill Lynch and/or their affiliates, provided that BlackRock believes such voting decisions to be in accordance with its fiduciary obligations. For a more detailed discussion of these policies and procedures, see “Proxy Voting Policies and Procedures.”

It is also possible that, from time to time, BlackRock or any of its affiliates may, although they are not required to, purchase and hold shares of a Fund. Increasing a Fund’s assets may enhance

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investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. BlackRock and its affiliates reserve the right to redeem at any time some or all of the shares of a Fund acquired for their own accounts. A large redemption of shares of a Fund by BlackRock or its affiliates could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio. BlackRock will consider the effect of redemptions on a Fund and other shareholders in deciding whether to redeem its shares.

It is possible that a Fund may invest in debt securities of companies with which Merrill Lynch has or is trying to develop investment banking relationships as well as securities of entities in which BlackRock, PNC or Merrill Lynch has significant debt or equity investments or in which Merrill Lynch makes a market. A Fund also may invest in securities of companies to which BlackRock or Merrill Lynch provides or may someday provide research coverage. Such investments could cause conflicts between the interests of a Fund and the interests of other BlackRock or Merrill Lynch clients. In making investment decisions for a Fund, BIMC is not permitted to obtain or use material non-public information acquired by any division, department or affiliate of BlackRock in the course of these activities. In addition, from time to time, Merrill Lynch’s activities may limit a Fund’s flexibility in purchases and sales of securities. When Merrill Lynch is engaged in an underwriting or other distribution of securities of an entity, BIMC may be prohibited from purchasing or recommending the purchase of certain securities of that entity for a Fund.

BlackRock, PNC, Merrill Lynch, their personnel and other financial service providers have interests in promoting sales of the Funds. With respect to BlackRock, PNC, Merrill Lynch and their personnel, the remuneration and profitability relating to services to and sales of the Funds or other products may be greater than remuneration and profitability relating to services to and sales of certain funds or other products that might be provided or offered. BlackRock, PNC, Merrill Lynch and their sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the Funds or their shareholders. BlackRock and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions may also be higher than for other products or services, and the remuneration and profitability to BlackRock, PNC, Merrill Lynch and such personnel resulting from transactions on behalf of or management of the Funds may be greater than the remuneration and profitability resulting from other funds or products.

BlackRock, PNC, Merrill Lynch and their personnel may receive greater compensation or greater profit in connection with an account for which BlackRock serves as an adviser than with an account advised by an unaffiliated investment adviser. Differentials in compensation may be related to the fact that BlackRock may pay a portion of its advisory fee to the unaffiliated investment adviser, or relate to compensation arrangements, including for portfolio management, brokerage transactions or account servicing. Any differential in compensation may create a financial incentive on the part of BlackRock, PNC, Merrill Lynch and their personnel to recommend BlackRock over unaffiliated investment advisers or to effect transactions differently in one account over another.

BlackRock may also have relationships with, and purchase, or distribute or sell, services or products from or to, distributors, consultants and others who recommend the Funds, or who engage in transactions with or for the Funds. For example, BlackRock may participate in industry and consultant sponsored conferences and may purchase educational, data related or other services from consultants or other third parties that it deems to be of value to its personnel and its business. The products and services purchased from consultants may include, but are not limited to, those that help BlackRock understand the consultant’s points of view on the investment management process. Consultants and other parties

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that provide consulting or other services to potential investors in the Funds may receive fees from BlackRock or the Funds in connection with the distribution of shares in the Funds or other BlackRock products. For example, BlackRock may enter into revenue or fee sharing arrangements with consultants, service providers, and other intermediaries relating to investments in mutual funds, collective trusts, or other products or services offered or managed by BIMC. BlackRock may also pay a fee for membership in industry-wide or state and municipal organizations or otherwise help sponsor conferences and educational forums for investment industry participants including, but not limited to, trustees, fiduciaries, consultants, administrators, state and municipal personnel and other clients. BlackRock’s membership in such organizations allows BlackRock to participate in these conferences and educational forums and helps BlackRock interact with conference participants and to develop an understanding of the points of view and challenges of the conference participants. In addition, BlackRock’s personnel, including employees of BlackRock, may have board, advisory, brokerage or other relationships with issuers, distributors, consultants and others that may have investments in the Funds or that may recommend investments in the Funds. In addition, BlackRock, including BIMC, may make charitable contributions to institutions, including those that have relationships with clients or personnel of clients. BlackRock’s personnel may also make political contributions. As a result of the relationships and arrangements described in this paragraph, consultants, distributors and other parties may have conflicts associated with their promotion of the Funds or other dealings with the Funds that create incentives for them to promote the Funds or certain portfolio transactions.

To the extent permitted by applicable law, BlackRock may make payments to authorized dealers and other financial intermediaries (“Intermediaries”) from time to time to promote the Funds and/or other BlackRock products. In addition to placement fees, sales loads or similar distribution charges, such payments may be made out of BlackRock’s assets, or amounts payable to BlackRock rather than a separately identified charge to the Funds or other products. Such payments may compensate Intermediaries for, among other things: marketing the Funds and other products; access to the Intermediaries’ registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; marketing support; and/or other specified services intended to assist in the distribution and marketing of the Funds and other products. The payments may also, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote certain products, as well as sponsor various educational programs, sales contests and/or promotions. The additional payments by BlackRock may also compensate Intermediaries for sub-accounting, administrative and/or shareholder processing services that are in addition to the fees paid for these services by such products.

The payments made by BlackRock may be different for different Intermediaries. The presence of these payments and the basis on which an Intermediary compensates its registered representatives or salespersons may create an incentive for a particular Intermediary, registered representative or salesperson to highlight, feature or recommend certain products based, at least in part, on the level of compensation paid.

To the extent permitted by applicable law, a Fund may invest all or some of its short term cash investments in any money market fund advised or managed by BlackRock. In connection with any such investments, a Fund, to the extent permitted by the 1940 Act, may pay its share of expenses of a money market fund in which it invests, which may result in a Fund bearing some additional expenses

BIMC and its affiliates will not purchase securities or other property from, or sell securities or other property to, a Fund, except that the Fund may in accordance with rules adopted under the Investment Company Act engage in transactions with accounts that are affiliated with the Fund as a

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result of common officers, directors, or investment advisers. These transactions would be effected in circumstances in which BIMC determined that it would be appropriate for the Fund to purchase and another client to sell, or the Fund to sell and another client to purchase, the same security or instrument on the same day.

From time to time, the activities of a Fund may be restricted because of regulatory requirements applicable to BlackRock, PNC or Merrill Lynch and/or BlackRock’s internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by BlackRock would not be subject to some of those considerations. There may be periods when BIMC may not initiate or recommend certain types of transactions, or may otherwise restrict or limit their advice in certain securities or instruments issued by or related to companies for which BlackRock, PNC or Merrill Lynch is performing investment banking, market making or other services or has proprietary positions. For example, when Merrill Lynch is engaged in an underwriting or other distribution of securities of, or advisory services for, a company, the Funds may be prohibited from or limited in purchasing or selling securities of that company. Similar situations could arise if personnel of BlackRock or its affiliates serve as directors of companies the securities of which the Funds wish to purchase or sell. However, if permitted by applicable law, the Funds may purchase securities or instruments that are issued by such companies or are the subject of an underwriting, distribution, or advisory assignment by BlackRock, Merrill Lynch or PNC, or in cases in which personnel of BlackRock or its affiliates are directors or officers of the issuer.

The investment activities of BlackRock, PNC, Merrill Lynch and their affiliates for their proprietary accounts and for client accounts may also limit the investment strategies and rights of the Funds. For example, in regulated industries, corporate and regulatory ownership definitions, and in certain futures and derivative transactions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded without the grant of a license or other regulatory or corporate consent or, if exceeded, may cause BlackRock, the Funds or other client accounts to suffer disadvantages or business restrictions. If certain aggregate ownership thresholds are reached or certain transactions undertaken, the ability of BIMC on behalf of clients (including the Funds) to purchase or dispose of investments, or exercise rights or undertake business transactions, may be restricted by regulation or otherwise impaired. As a result, BIMC on behalf of clients (including the Funds) may limit purchases, sell existing investments, or otherwise restrict or limit the exercise of rights (including voting rights) when BIMC, in its sole discretion, deem it appropriate.

Present and future activities of BlackRock and its affiliates, including BIMC, in addition to those described in this section, may give rise to additional conflicts of interest.

Sub-Administrator

PFPC serves as the Trust’s sub-administrator. PFPC has its principal business address at 301 Bellevue Parkway, Wilmington, Delaware 19809 and is an indirect, wholly-owned subsidiary of PNC and is an affiliate of BIMC. As the Trust’s sub-administrator, PFPC has agreed to provide the following administration and accounting services with respect to the Funds: (i) assist generally in supervising the Funds’ operations, including providing for (a) the preparation, supervision and mailing of purchase and redemption order confirmations to shareholders of record, (b) the operation of an automated data processing system to process purchase and redemption orders, (c) maintenance of a back-up procedure to reconstruct lost purchase and redemption data, (ii) assure that persons are available to receive and transmit purchase and redemption orders; (iii) participate in the periodic updating of the Funds’ prospectuses; (iv) accumulate information for and coordinate the preparation of reports to the Funds’ shareholders and the SEC; (v) maintain the registration of the Funds’ shares for sale under state

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securities laws; (vi) provide for fund accounting services; and (vii) assist in the monitoring of regulatory and legislative developments which may affect the Trust and work with the Trust’s counsel in connection with regulatory matters and litigation.

For sub-administrative services, PFPC is entitled to receive from BIMC compensation as set forth below:

Asset Based Fee:

An annual fee calculated based upon each Fund’s average daily net assets and paid monthly:

.0155% of each Fund’s first $1 billion of average daily net assets;

.0130% of each Fund’s next $1 billion of average daily net assets;

.0120% of each Fund’s next $1 billion of average daily net assets; and,

.0100% of each Fund’s average daily net assets in excess of $3 billion.

Annual Base Fee:

An annual base fee of $15,000 per Fund; the aggregate annual base fee is allocated to each Fund based on the Fund’s pro rata portion of the total net assets of the Trust.

Multiple Class Fee:

An annual multiple class fee of $1,500 per class per Fund for each class in existence at any point during a year beyond the first six classes in a Fund.

Distributor

BDI serves as the distributor of the Trust’s shares. BDI, a wholly-owned subsidiary of PFPC Distributors, Inc., is a Delaware corporation and has its principal business address at 760 Moore Road, King of Prussia, PA 19406. BIMC is an affiliate of PFPC Distributors, Inc. and BDI. Each Fund’s shares are sold on a continuous basis by the distributor as agent, although it is not obliged to sell any particular amount of shares. The distributor pays the cost of printing and distributing prospectuses to persons who are not shareholders of the Funds (excluding preparation and printing expenses necessary for the continued registration of the Fund shares). The distributor prepares or reviews, provides advice with respect to, and files with the federal and state agencies or other organizations as required by federal, state or other applicable laws and regulations, all sales literature (advertisements, brochures and shareholder communications) for each of the Funds and any class or subclass thereof. No compensation is payable by the Trust to the distributor for its distribution services.

Custodian and Transfer Agent

Pursuant to a Custodian Agreement, PFPC Trust Company, an affiliate of the Adviser, serves as each Fund’s custodian, holding a Fund’s portfolio securities, cash and other property. PFPC Trust Company has its principal offices at 400 Bellevue Parkway, Wilmington, Delaware 19809, with an additional custodial services location at 8800 Tinicum Boulevard, Philadelphia, PA 19153. Under the Custodian Agreement, PFPC Trust Company has agreed to provide the following services: (i) maintain a separate account or accounts in the name of a Fund; (ii) hold and disburse portfolio securities on

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account of a Fund; (iii) collect and make disbursements of money on behalf of a Fund; (iv) collect and receive all income and other payments and distributions on account of a Fund’s portfolio securities; and (v) make periodic reports to the Board of Trustees concerning a Fund’s operations.

PFPC Trust Company is also authorized to select one or more banks or trust companies to serve as sub-custodian or agent on behalf of a Fund, provided that PFPC Trust Company shall remain responsible for the performance of all of its duties under the Custodian Agreement and shall hold each Fund harmless from the acts and omissions of any bank or trust company serving as sub-custodian or agent chosen by PFPC Trust Company. Currently, PFPC Trust Company has chosen PNC Bank to serve as agent.

The Trust has chosen Citibank, N.A. to serve as the Trust’s Foreign Custody Manager. The Foreign Custody Manager shall provide custody services for the Trust’s foreign assets under the Foreign Custody Agreement.

Under the Custodian Agreement, each Fund pays PFPC Trust Company an annual fee equal to .006% for each Fund’s first $10 billion of average gross assets; .0055% of each Fund’s next $10 billion of average gross assets; and .005% of each Fund’s average gross assets over $20 billion. In addition, each Fund pays the custodian certain types of transaction charges, and reimburses the custodian for out-of-pocket expenses, foreign custody fees and certain miscellaneous expenses incurred on behalf of the Fund. The fees of PNC Bank are paid by PFPC Trust Company and not the Funds.

Pursuant to the Trust’s operating procedures, custodian fees may be reduced by amounts calculated on uninvested cash balances (“custody credits”). For the year ended October 31, 2006, custody credits earned were as follows: $41,170 with respect to FedFund; $184,982 with respect to T-Fund, $91,024 with respect to MuniFund; $51,889 with respect to MuniCash; $20,198 with respect to California Money Fund; and $12,248 with respect to New York Money Fund.

PFPC serves as transfer agent, registrar and dividend disbursing agent to each Fund pursuant to a Transfer Agency Services Agreement. Under the Agreement, PFPC has agreed to provide the following services: (i) maintain a separate account or accounts in the name of a Fund; (ii) issue, transfer and redeem Fund shares; (iii) transmit all communications by a Fund to its shareholders of record, including reports to shareholders, dividend and distribution notices and proxy material for its meetings of shareholders; (iv) respond to correspondence by shareholders, security brokers and others relating to its duties; (v) maintain shareholder accounts and sub-accounts; (vi) provide installation and other services in connection with the Funds’ computer access program maintained to facilitate shareholder access to a Fund; (vii) send each shareholder of record a monthly statement showing the total number of a Fund’s shares owned as of the last business day of the month (as well as the dividends paid during the current month and year); and (viii) provide each shareholder of record with a daily transaction report for each day on which a transaction occurs in the shareholder’s Master Account with a Fund. Further, an institution establishing sub-accounts with PFPC is provided with a daily transaction report for each day on which a transaction occurs in a sub-account and, as of the last calendar day of each month, a report which sets forth the share balances for the sub-accounts at the beginning and end of the month and income paid or reinvested during the month. Finally, PFPC provides each shareholder of record with copies of all information relating to dividends and distributions which is required to be filed with the Internal Revenue Service and other appropriate taxing authorities.

For transfer agency and dividend disbursing services, each Fund pays PFPC: (i) an annual base fee of $1.75 million for the Funds’ first 40 classes plus $50,000 for each additional class beyond

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the first 40; (ii) account fees of $18.00 to open an account and $3.60 to close an account; (iii) transaction charges of $2.00/transaction for purchases/redemption/transfer/maintenance, $0.40 for an electronic ($5.00 for paper) new account opening, and $4.00/wire; (iv) FundServ/Networking fees of $0.25/transaction and a $10.00 monthly mutual fund profile service per Fund/class; (v) a $300.00 monthly fee for providing electronic monthly statement information; and (vi) reimbursement for certain out-of-pocket and shareholder expenses and certain miscellaneous charges. In addition, each Fund reimburses PFPC for out-of-pocket expenses related to such services.

Service Organizations

The Funds may enter into agreements with institutional investors (“Service Organizations”) requiring them to provide certain services to their customers who beneficially own shares of the Funds. The Trust’s agreements with Service Organizations are governed by a Shareholder Services Plan and Distribution Plan for each of the Bear Stearns Shares, Private Client Shares, Premier Shares and Premier Choice Shares which have been adopted by the Trust’s Board of Trustees pursuant to applicable rules and regulations of the SEC (collectively, the “Plans”). Pursuant to the Plans, the Board of Trustees reviews, at least quarterly, a written report of the amounts expended under the Trust’s agreements with Service Organizations and the purposes for which the expenditures were made. In addition, the Trust’s arrangements with Service Organizations must be approved annually by a majority of the Trust’s Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements.

The Bear Stearns Shares, Private Client Shares, Premier Shares and Premier Choice Shares will be subject to a distribution fee payable pursuant to their Distribution Plans and related Agreements which will not exceed 0.35%, 0.35%, 0.10% and 0.10%, respectively, of such shares held by Bear Stearns for the benefit of its customers. Sales and distribution services provided by Bear Stearns under the applicable Distribution Plan and related Agreement may include reasonable assistance in connection with the distribution of such shares to shareholders as requested from time to time by the Distributor, which assistance may include forwarding sales literature and advertising provided by the Distributor for Customers.

Bear Stearns Shares, Private Client Shares and Premier Shares will also be subject to a fee payable pursuant to their respective Shareholder Service Plan and related Agreement which will not exceed 0.50% (on an annual basis) of the average daily net asset value of a particular Series’ Bear Stearns Shares, Private Client Shares or Premier Shares held by the service organization for the benefit of its customers. An initial 0.10% (on an annual basis) of the average daily net asset value of such Shares will be paid to service organizations for providing administrative services which may include: (i) answering customer’s inquiries regarding account status and history, the manner in which purchases, exchanges and redemption of shares may be effected and certain other matters pertaining to the customer’s investments; and (ii) assisting customers in designating and changing dividend options, account designations and addresses. Another 0.25% (on an annual basis) of the average daily net asset value of such Shares will be paid to service organizations for providing services (which are not “service” within the meaning of the applicable rule of the National Association of Securities Dealers, Inc.), which may include: (i) aggregating and processing purchase and redemption requests from customers and placing net purchase and redemption orders with the distributor; (ii) providing customers with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (iii) processing dividend payments from the particular series on behalf of customers; (iv) providing information periodically to customers showing their positions in a Series’ Shares; (v) arranging for bank

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wires; (vi) responding to customer inquires relating to the particular Series or the services performed by service organizations; (vii) providing sub-accounting with respect to a Series’ Shares beneficially owned by customers or the information necessary for sub-accounting; (viii) if required by law, forwarding shareholder communications from the particular Series (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; and (ix) providing such other similar services if requested to the extent permitted to do so under applicable statutes, rules or regulations. Another 0.05% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing sweep services (“Sweep Services”) which may include: (i) providing the necessary computer hardware and software which links the service organization’s DDA system to an account management system; (ii) providing software that aggregates the customers orders and establishes an order to purchase or redeem shares of a Series based on established target levels for the customer’s demand deposit accounts; (iii) providing periodic statements showing a customer’s account balance and, to the extent practicable, integrating such information with other customer transactions otherwise effected through or with the Service Organization; and (iv) furnishing (either separately or on an integrated basis with other reports sent to a customer by the Service Organization) monthly and year-end statements and confirmations of purchases, exchanges and redemptions. Another 0.10% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing services which may include: (i) marketing activities, including direct mail promotions, that promote the Sweep Service, (ii) expenditures for other similar marketing support such as for telephone facilities and in-house telemarketing, (iii) distribution of literature promoting Sweep Services, (iv) travel, equipment, printing, delivery and mailing costs overhead and other office expenses attributable to the marketing of the Sweep Services. Support Services are not “service” for purposes of the limitation in the applicable rule of the National Association of Securities Dealers, Inc.

Bear Stearns Premier Choice Shares will also be subject to a fee payable pursuant to a Shareholder Service Plan and related Agreement which will not exceed 0.40% (on an annual basis) of the average daily net asset value of a particular Series’ Bear Stearns Premier Choice Shares held by the service organization for the benefit of its customers. An initial 0.10% (on an annual basis) of the average daily net asset value of such Shares will be paid to service organizations for providing administrative services which may include: (i) answering customer’s inquiries regarding account status and history, the manner in which purchases, exchanges and redemption of shares may be effected and certain other matters pertaining to the customer’s investments, (ii) assisting customers in designating and changing dividend options, account designations and addresses. Another 0.25% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing support services (which are not “service” within the applicable rule of the National Association of Securities Dealers, Inc.), which may include: (i) aggregating and processing purchase and redemption requests from customers and placing net purchase and redemption orders with the distributor; (ii) providing customers with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (iii) processing dividend payments from the particular Series on behalf of customers; (iv) providing information periodically to customers showing their positions in a Series’ Bear Stearns Premier Choice Shares; (v) arranging for bank wires; (vi) responding to customer inquires relating to the particular Series or the services performed by Service Organizations; (vii) providing sub-accounting with respect to a Series’ shares beneficially owned by customers or the information necessary for sub-accounting; (viii) if required by law, forwarding shareholder communications from the particular Series (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; and (ix) providing such other similar services if requested to the extent permitted to do so under applicable statutes, rules or regulations. Another 0.05% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service

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Organizations for providing sweep services (“Sweep Services”) which may include: (i) providing the necessary computer hardware and software which links the Service Organization’s DDA system to an account management system; (ii) providing software that aggregates the customer’s orders and establishes an order to purchase or redeem shares of a Series based on established target levels for the customer’s demand deposit accounts; (iii) providing periodic statements showing a customer’s account balance and, to the extent practicable, integrating such information with other customer transactions otherwise effected through or with the Service Organization; and (iv) furnishing (either separately or on an integrated basis with other reports sent to a customer by a Service Organization) monthly and year-end statements and confirmations of purchases, exchanges and redemptions.

The Board of Trustees has approved the Trust’s arrangements with Bear Stearns based on information provided to the Board that there is a reasonable likelihood that the arrangements will benefit the class of shares of the Fund charged with such fees and its shareholders. Any material amendment to the Trust’s arrangements with Bear Stearns must be made in a manner approved by a majority of the Trust’s Board of Trustees (including a majority of the disinterested Trustees), and any amendment to increase materially the costs under the Distribution Plans (12b-1 Plans) of Bear Stearns Private Client Shares, Premier Shares or Premier Choice Shares must be approved by the holders of a majority of the applicable outstanding shareholders. So long as the Trust’s arrangements with Bear Stearns are in effect, the selection and nomination of the members of the Trust’s Board of Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust will be committed to the discretion of such disinterested Trustees.

The Adviser, BDI, and/or their affiliates may pay additional compensation, from time to time, out of their assets and not as an additional charge to the Funds, to selected Service Organizations and other persons in connection with providing services to shareholders of the Trust. See “Miscellaneous – Other Information” below.

The following chart provides information with respect to the fees paid to Bear Stearns pursuant to the foregoing Shareholder Service Plans during the fiscal year ended October 31, 2006.

FUND/SHARE CLASS	Gross Fees*	Fees Waived*
TempFund/Bear Stearns	$3,848,303	$230,898
TempFund/Bear Stearns Private Client	$6,625,142	$1,012,022
TempFund/Bear Stearns Premier	$1,750,763	$280,122
TempFund/Bear Stearns Premier Choice	$47,495	$15,435
TempCash/Bear Stearns Premier	$2	$0
TempCash/Bear Stearns Premier Choice	$1	$0
FedFund/Bear Stearns	$251,696	$25,170
FedFund/Bear Stearns Private Client	$1,350,196	$270,039
FedFund/Bear Stearns Premier	$320,223	$64,044
FedFund/Bear Stearns Premier Choice	$10	$4
MuniFund/Bear Stearns	$120,227	$12,023
MuniFund/Bear Stearns Private Client	$1,121,205	$224,240
MuniFund/Bear Stearns Premier	$930,032	$186,006
MuniFund/Bear Stearns Premier Choice	$11	$4
MuniCash/Bear Stearns Premier	$1	$0
MuniCash/Bear Stearns Premier Choice	$1	$0
California Money Fund/Bear Stearns	$155,515	$15,551

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California Money Fund/Bear Stearns Private Client	$785,018	$157,003
California Money Fund/Bear Stearns Premier	$84,011	$16,802
California Money Fund/Bear Stearns Premier Choice	$9	$4
New York Money Fund/Bear Stearns	$18,962	$1,896
New York Money Fund/Bear Stearns Private Client	$716,703	$143,340
New York Money Fund/Bear Stearns Premier	$30,428	$6,085
New York Money Fund/Bear Stearns Premier Choice	$372	$140

*	Share classes that had no shares outstanding as of October 31, 2006 and thus paid no fees to Service Organizations have been excluded from the chart.

The following chart provides information with respect to the fees paid to Bear Stearns pursuant to the foregoing Distribution Plans during the fiscal year ended October 31, 2006.

FUND/SHARE CLASS	Gross Fees*	Fees Waived*
TempFund/Bear Stearns	$2,693,814	$0
TempFund/Bear Stearns Private Client	$4,427,599	$4,427,599
TempFund/Bear Stearns Premier	$350,152	$350,152
TempFund/Bear Stearns Premier Choice	$11,873	$11,873
FedFund/Bear Stearns	$176,188	$0
FedFund/Bear Stearns Private Client	$945,137	$945,137
FedFund/Bear Stearns Premier	$64,044	$64,044
FedFund/Bear Stearns Premier Choice	$3	$3
MuniFund/Bear Stearns	$84,160	$0
MuniFund/Bear Stearns Private Client	$784,843	$784,843
MuniFund/Bear Stearns Premier	$186,006	$186,006
MuniFund/Bear Stearns Premier Choice	$3	$3
California Money Fund/Bear Stearns	$108,863	$0
California Money Fund/Bear Stearns Private Client	$549,512	$549,512
California Money Fund/Bear Stearns Premier	$16,801	$16,801
California Money Fund/Bear Stearns Premier Choice	$3	$3
New York Money Fund/Bear Stearns	$13,276	$0
New York Money Fund/Bear Stearns Private Client	$501,692	$501,692
New York Money Fund/Bear Stearns Premier	$6,085	$6,085
New York Money Fund/Bear Stearns Premier Choice	$93	$93

*	Share classes that had no shares outstanding as of October 31, 2006 and thus paid no fees to Service Organizations have been excluded from the chart.

Expenses

A Fund’s expenses include taxes, interest, fees and salaries of the Trust’s Trustees and officers who are not Trustees, officers (except the Chief Compliance Officer) or employees of the Trust’s service contractors, SEC fees, state securities registration fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders, advisory and administration fees, charges of the custodian and of the transfer and dividend disbursing agent, Service Organization fees, costs of the Funds’ computer access program, certain insurance premiums, outside auditing and legal expenses, costs of shareholder reports and shareholder meetings and any extraordinary expenses. A

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Fund also pays for brokerage fees and commissions (if any) in connection with the purchase and sale of portfolio securities.

ADDITIONAL INFORMATION CONCERNING TAXES

Each Fund qualified during its last taxable year and intends to continue to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code (“Code”), and to distribute all, or substantially all, of its income each year, so that the Fund itself generally will be relieved of federal income and excise taxes. To qualify for treatment as a regulated investment company, it must meet three important tests each year.

First, each Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities, or currencies or net income derived from an interest in a qualified publicly traded partnership.

Second, generally, at the close of each quarter of its taxable year, at least 50% of the value of each Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of each Fund’s total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships.

Third, each Fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year.

Each Fund intends to comply with these requirements. If a Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company. If for any taxable year a Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions to the extent of the Fund’s current and accumulated earnings and profits and corporate shareholders could be eligible for the dividends-received deduction.

A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute with respect to each calendar year at least 98% of their ordinary taxable income for the calendar year and capital gain net income (excess of capital gains over capital losses) for the one year period ending October 31 of such calendar year and 100% of any such amounts that were not distributed in the prior year. Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

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Although each Fund expects to qualify as a “regulated investment company” and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities.

The following is applicable to MuniFund, MuniCash, California Money Fund and New York Money Fund only:

For a Fund to pay tax-exempt dividends for any taxable year, at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year must consist of securities whose interest is excluded from gross income under Section 103(a) of the Code. In purchasing exempt securities, the Funds intend to rely on opinions of bond counsel or counsel to the issuers for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes. The Funds will not undertake independent investigations concerning the tax-exempt status of such obligations, nor does it guarantee or represent that bond counsels’ opinions are correct. Bond counsels’ opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws not only limit the purposes for which tax-exempt bonds may be issued and the supply of such bonds, but also contain numerous and complex requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of a Fund’s distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income. If a Fund satisfies the applicable requirements, dividends paid by the Fund which are attributable to tax exempt interest on exempt securities and designated by the Fund as exempt-interest dividends in a written notice mailed to its shareholders within 60 days after the close of its taxable year may be treated by shareholders as items of interest excludable from their gross income under Section 103(a) of the Code. The percentage of total dividends paid by a fund with respect to any taxable year which qualifies as federal exempt-interest dividends will be the same for all shareholders receiving dividends from the Fund with respect to such year.

Shares of the Funds may not be an appropriate investment for entities that are “substantial users” of facilities financed by “private activity bonds” or “related persons” thereof. “Substantial user” is defined under U.S. Treasury Regulations to include a non-exempt person who (i) regularly uses a part of such facilities in his or her trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (ii) occupies more than 5% of the usable area of such facilities or (iii) are persons for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. “Related persons” include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

New York Money Fund may at times buy tax-exempt investments at a discount from the price at which they were originally issued, especially during periods of rising interest rates. For federal income tax purposes, some or all of this market discount will be included in the Fund’s ordinary income and will be ordinary income for federal, New York State and New York City purposes when it is paid to you. The Fund’s investments in these and certain other debt obligations may cause it to recognize taxable income in excess of the cash received from such obligations. If this happens, New York Money Fund may be required to sell other investments in order to satisfy its distribution requirements.

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The foregoing is only a summary of some of the tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectuses. Investors are urged to consult their tax advisors with specific reference to their own tax situation.

DIVIDENDS

General

Each Fund’s net investment income for dividend purposes consists of (i) interest accrued and original issue discount earned on that Fund’s assets, (ii) plus the amortization of market discount and minus the amortization of market premium on such assets and (iii) less accrued expenses directly attributable to that Fund and the general expenses (e.g., legal, accounting and Trustees’ fees) of the Trust prorated to such Fund on the basis of its relative net assets. Any realized short-term capital gains may also be distributed as dividends to Fund shareholders. In addition, a Fund’s Bear Stearns Shares, Private Client Shares, Premier Shares, and/or Premier Choice Shares bear exclusively the expense of fees paid to Service Organizations. (See “Management of the Funds — Service Organizations.”)

As stated, the Trust uses its best efforts to maintain the net asset value per share of each Fund at $1.00. As a result of a significant expense or realized or unrealized loss incurred by either Fund, it is possible that the Fund’s net asset value per share may fall below $1.00.

ADDITIONAL YIELD AND OTHER PERFORMANCE INFORMATION

The “yields” and “effective yields” are calculated separately for each Fund. The seven-day yield for each class or sub-class of shares in a Fund is calculated by determining the net change in the value of a hypothetical pre-existing account in a Fund having a balance of one share of the class involved at the beginning of the period, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and multiplying the base period return by 365/7. The net change in the value of an account in a Fund includes the value of additional shares purchased with dividends from the original share and dividends declared on the original share and any such additional shares, net of all fees charged to all shareholder accounts in proportion to the length of the base period and the Fund’s average account size, but does not include gains and losses or unrealized appreciation and depreciation. In addition, the effective annualized yield may be computed on a compounded basis (calculated as described above) by adding 1 to the base period return, raising the sum to a power equal to 365/7, and subtracting 1 from the result. Similarly, based on the calculations described above, 30-day (or one-month) yields and effective yields may also be calculated.

From time to time, in reports to shareholders or otherwise, a Fund’s yield or total return may be quoted and compared to that of other money market funds or accounts with similar investment objectives, to stock or other relevant indices and to other reports or analyses that relate to yields, interest rates, total return, market performance, etc. For example, the yield of a Fund may be compared to the iMoneyNet, Inc. Money Fund Average, which is an average compiled by iMoneyNet, Inc.’s Money Fund Report® of Westborough, MA 01581, a widely recognized independent publication that monitors the performance of money market funds, or to the average yields reported by the Bank Rate Monitor from money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas.

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Yield and return will fluctuate, and any quotation of yield or return should not be considered as representative of the future performance of the Fund. Since yields and returns fluctuate, performance data cannot necessarily be used to compare an investment in a Fund’s shares with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance and yield are generally functions of the kind and quality of the investments held in a fund, portfolio maturity, operating expenses and market conditions. Any fees charged by banks with respect to customer accounts in investing in shares of a Fund will not be included in yield or return calculations; such fees, if charged, would reduce the actual yield or return from that quoted.

The Funds may also from time to time include in advertisements, sales literature, communications to shareholders and other materials (“Materials”), discussions or illustrations of the effects of compounding. “Compounding” refers to the fact that if dividends or other distributions on an investment are reinvested by being paid in additional Portfolio shares, any future income or capital appreciation of a Fund would increase the value, not only of the original investment, but also of the additional shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

In addition, the Funds may also include in Materials discussions and/or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on certain assumptions and action plans offering investment alternatives), investment management strategies, techniques, policies or investment suitability of a Fund, economic and political conditions, the relationship between sectors of the economy and the economy as a whole, various securities markets, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury securities, and hypothetical investment returns based on certain assumptions. From time to time, Materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views of the advisers as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. In addition, selected indices may be used to illustrate historical performance of select asset classes. The Funds may also include in Materials charts, graphs or drawings which compare the investment objective, return potential, relative stability and/or growth possibilities of the Funds and/or other mutual funds, or illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury securities and shares of a Fund and/or other mutual funds. Materials may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing and the advantages and disadvantages of investing in tax-deferred and taxable investments), shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternatives to certificates of deposit and other financial instruments, designations assigned a Fund by various rating or ranking organizations, and Fund identifiers (such as CUSIP numbers or NASDAQ symbols). Such Materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

Materials may include lists of representative clients of the Funds’ investment adviser, may include discussions of other products or services, may contain information regarding average weighted maturity or other maturity characteristics, and may contain information regarding the background, expertise, etc. of the investment adviser or of a Fund’s portfolio manager.

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From time to time in advertisements, sales literature and communications to shareholders, the Funds may compare their total returns to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, such data is found in iMoneyNet, Inc.’s Money Fund Report and reports prepared by Lipper Analytical Services, Inc. Total return is the change in value of an investment in a Fund over a particular period, assuming that all distributions have been reinvested. Such rankings represent the Funds’ past performance and should not be considered as representative of future results.

The following information has been provided by the Funds’ distributor: In managing each Fund’s portfolio, the investment adviser utilizes a “pure and simple” approach, which may include disciplined research, stringent credit standards and careful management of maturities.

ADDITIONAL DESCRIPTION CONCERNING SHARES

The Trust was organized as a Delaware statutory trust on October 21, 1998. The Trust’s Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest in the Trust and to classify or reclassify any unissued shares into one or more series of shares. Pursuant to such authority, the Board of Trustees has authorized the issuance of ten series of shares designated as TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund. The Board of Trustees has full power and authority, in its sole discretion, and without obtaining shareholder approval, to divide or combine the shares or any class or series thereof into a greater or lesser number, to classify or reclassify any issued shares or any class or series thereof into one or more classes or series of shares, and to take such other action with respect to the Trust’s shares as the Board of Trustees may deem desirable. The Agreement and Declaration of Trust authorizes the Trustees without shareholder approval to cause the Trust to merge or to consolidate with any corporation, association, trust or other organization in order to change the form of organization and/or domicile of the Trust or to sell or exchange all or substantially all of the assets of the Trust, or any series or class thereof, in dissolution of the Trust, or any series or class thereof. The Agreement and Declaration of Trust permits the termination of the Trust or of any series or class of the Trust by the Trustees without shareholder approval. The Declaration of Trust further authorizes the Trustees to classify or reclassify any series of shares into one or more classes.

The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. Upon the written request of shareholders owning at least 25% of the Trust’s shares, the Trust will call for a meeting of shareholders to consider the removal of one or more Trustees and other certain matters. To the extent required by law, the Trust will assist in shareholder communication in such matters.

Holders of shares in a Fund in the Trust will vote in the aggregate and not by class or sub-class on all matters, except as described above, and except that each Fund’s Bear Stearns Shares, Bear Stearns Private Client Shares, Bear Stearns Premier Shares and Bear Stearns Premier Choice Shares, as described in “Service Organizations” above, shall be entitled to vote on matters submitted to a vote of shareholders pertaining to that Fund’s arrangements with its Service Organizations. Further, shareholders of each of the Trust’s portfolios will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law,

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or otherwise, to the holders of the outstanding securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent accountants, the approval of principal underwriting contracts, and the election of Trustees are not subject to the separate voting requirements and may be effectively acted upon by shareholders of the investment company voting without regard to portfolio.

Notwithstanding any provision of Delaware law requiring a greater vote of shares of the Trust’s Common Stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above) or by the Trust’s Charter, the Trust may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).

COUNSEL

Drinker Biddle & Reath LLP (of which Mr. Malloy, Assistant Secretary of the Trust, is a partner), One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996, serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP, with offices at 1700 Market Street, Philadelphia, PA 19103 have been selected as the Trust’s independent registered public accounting firm for the fiscal year ending October 31, 2007.

FINANCIAL STATEMENTS

The Annual Reports for the fiscal year ended October 31, 2006 have been filed with the Securities and Exchange Commission. The financial statements in such Annual Reports (“the Financial Statements”) are incorporated by reference into this Statement of Additional Information. The Financial Statements for the Trust’s fiscal year ended October 31, 2006 have been audited by the Trust’s independent auditors, Deloitte & Touche LLP, whose reports thereon also appear in the Annual Reports and are incorporated herein by reference. The financial highlights included in the Annual Report and the Prospectuses for the Funds’ prior fiscal years ended October 31, 2002 through October 31, 2003 were audited by the Trust’s former independent auditors. The Financial Statements in the Annual Reports have been incorporated by reference herein in reliance upon such reports given upon the authority of such firms as experts in auditing.

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MISCELLANEOUS

Proxy Voting

The Trust has delegated proxy voting responsibilities to the Adviser and its affiliates, subject to the general oversight of the Trust’s Board of Trustees. The Trust expects the Adviser and its affiliates to vote proxies related to the Trust’s portfolio securities for which the Trust has voting authority consistent with the Trust’s best interests. The Adviser has adopted its own proxy voting policies (the “Proxy Voting Policy”) to be used in voting the Trust’s proxies, which are summarized below.

The Adviser recognizes that implicit in the initial decision to retain or invest in the security of a corporation is approval of its existing corporate ownership structure, its management, and its operations. Accordingly, proxy proposals that would change the existing status of a corporation are reviewed carefully and supported only when it seems clear that the proposed changes are likely to benefit the corporation and its shareholders. Notwithstanding this favorable predisposition, the Adviser assesses management on an ongoing basis both in terms of its business capability and its dedication to the shareholders to ensure that Adviser’s continued confidence remains warranted. If the Adviser determines that management is acting on its own behalf instead of for the well being of the corporation, it will vote to support the shareholder.

The Adviser’s Proxy Voting Policy and its attendant recommendations attempt to generalize a complex subject. Specific fact situations, including differing voting practices in jurisdictions outside the United States, might warrant departure from these guidelines. With respect to voting proxies of non-U.S. companies, a number of logistical problems may arise that may have a detrimental effect on the Adviser’s ability to vote such proxies in the best interests of the Trust. Accordingly, the Adviser may determine not to vote proxies if it believes that the restrictions or other detriments associated with such vote outweigh the benefits that will be derived by voting on the company’s proposal.

Additionally, situations may arise that involve an actual or perceived conflict of interest. For example, the Adviser may manage assets of a pension plan of a company whose management is soliciting proxies, or an Adviser employee may have a close relative who serves as a director or executive of a company that is soliciting proxies. The Adviser’s policy in all cases is to vote proxies based on its clients’ best interests and will not be the product of any conflict.

The Adviser has engaged Institutional Shareholder Services (“ISS”) to assist it in the voting of proxies. ISS analyzes all proxy solicitations the Adviser receives for its clients and advises the Adviser how, based upon the Adviser’s guidelines, the relevant votes should be cast.

Below is a summary of some of the procedures described in the Proxy Voting Policy.

Routine Matters. The Adviser will generally support routine proxy proposals, amendments, or resolutions if they do not measurably change the structure, management control, or operation of the issuer and they are consistent with industry standards as well as the corporate laws of the state of incorporation of the issuer.

Social Issues. If the Adviser has determined that management is generally socially responsible, it will generally vote against social issue proposals, which are generally proposed by shareholders who believe that the corporation’s internally adopted policies are ill-advised or misguided.

Financial/Corporate Issues. The Adviser will generally vote in favor of proposals that seek to change a corporation’s legal, business or financial structure provided the position of current shareholders is preserved or enhanced.

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Shareholder Rights. Proposals in this category are made regularly both by management and shareholders. They can be generalized as involving issues that transfer or realign board or shareholder voting power. The Adviser will generally oppose any proposal aimed solely at thwarting potential takeover offers by requiring, for example, super-majority approval. At the same time it believes stability and continuity promote profitability. Individual proposals may have to be carefully assessed in the context of their particular circumstances.

Information regarding how the Funds voted proxies, if any, relating to portfolio securities held by them during the 12-month period ended June 30, 2006, which information was filed with the SEC on Form N-PX, is available, without charge, upon request, by contacting the Funds at 1-800-821-7432 or by visiting the SEC’s Internet site: www.sec.gov.

Other Information

The Adviser, BDI and/or their affiliates may pay, out of their own assets, compensation to authorized dealers, service organizations and financial intermediaries (“Intermediaries”) in connection with the sale, distribution and/or servicing of shares of the Funds. These payments (“Additional Payments”) would be in addition to the payments by the Funds described in the Funds’ Prospectuses and this Statement of Additional Information for distribution and shareholder servicing and processing. These Additional Payments may take the form of “due diligence” payments for an institution’s examination of the Funds and payments for providing extra employee training and information relating to the Funds; “listing” fees for the placement of the Funds on a dealer’s list of mutual funds available for purchase by its customers; “finders” or “referral” fees for directing investors to the Funds; “marketing support” fees for providing assistance in promoting the sale of the Funds’ shares; and payments for the sale of shares and/or the maintenance of share balances. In addition, the Adviser, BDI and/or their affiliates may make Additional Payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds. The Additional Payments made by the Adviser, BDI and their affiliates may be a fixed dollar amount, may be based on the number of customer accounts maintained by an Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved, and may be different for different Intermediaries. Furthermore, the Adviser, BDI and/or their affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions. The Adviser, BDI and their affiliates may also pay for the travel expenses, meals, lodging and entertainment of Intermediaries and their salespersons and guests in connection with educational, sales and promotional programs, subject to applicable NASD regulations. The Additional Payments may include amounts that are sometimes referred to as “revenue sharing” payments.

Shareholder Vote

As used in this Statement of Additional Information, a “majority of the outstanding shares” of a Fund or of a particular portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the lesser of (1) 67% of that Fund’s shares (irrespective of class or subclass) or of the portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of that Fund or portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of a Fund (irrespective of class or subclass) or of the portfolio.

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Securities Holdings of Brokers

As of October 31, 2006, the value of TempFund’s aggregate holdings of the securities of each of its regular brokers or dealers or their parents was: Deutsche Bank Securities, Inc. $208,953,183; Lehman Brothers Holdings, Inc., $93,000,000; Merrill Lynch & Co., Inc. $121,400,000; Goldman, Sachs & Co. $802,300,000; UBS Securities LLC $2,618,440,067; PNC Bank N.A., $193,400,000; Morgan Stanley Mortgage Capital, Inc. $762,000,000; and Morgan Stanley & Co., Inc. $1,081,311,958.

As of October 31, 2006, the value of TempCash’s aggregate holdings of the securities of each of its regular brokers or dealers or their parents was: Morgan Stanley Mortgage Capital, Inc. $274,500,000; Morgan Stanley & Co., Inc., $200,000,000; UBS Securities LLC, $76,033,000; and Goldman, Sachs & Co., $266,450,000.

As of October 31, 2006, the value of FedFund’s aggregate holdings of the securities of each of its regular brokers or dealers or their parents was: Deutsche Bank Securities, Inc. $400,000,000; Goldman, Sachs & Co. $450,000,000; Greenwich Capital Markets, Inc. $400,000,000; Lehman Brothers, Inc. $187,000,000: Morgan Stanley & Co., Inc. $377,000,000; and UBS Securities LLC $780,929,000.

As of October 31, 2006, the value of T-Fund’s aggregate holdings of the securities of each of its regular brokers or dealers or their parents was: Deutsche Bank Securities, Inc. $900,000,000; Greenwich Capital Markets, Inc. $925,000,000; J.P. Morgan Securities, Inc. $275,000,000; Morgan Stanley & Co., Inc. $940,305,000; and UBS Securities LLC $950,000,000.

Certain Record Holders

As of February 2, 2007, the following persons owned of record or beneficially 5% or more of the shares of each Fund:

Fund/Class	Name and Address of Owner	Percentage of Share Class
TempFund/ Institutional Shares	PNC Bank	10.36%
	8800 Tinicum Blvd.
	Philadelphia, PA 19153

	Bank Of New York	8.97%
	111 Sanders Creek Parkway
	East Syracuse, NY 13057

	PNC Bank	6.67%
	620 Liberty Avenue
	Pittsburgh, PA 15265

TempFund/ Administration Shares	PNC Bank	74.84%
	8800 Tinicum Blvd.
	Philadelphia, PA 19153

	Deutsche Bank	22.28%

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Fund/Class	Name and Address of Owner	Percentage of Share Class
	60 Wall Street
	New York, NY 10005

TempFund/ Bear Stearns Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

TempFund/ Cash Management Shares	GE Financial Trust Company	49.59%
	3200 N. Central Avenue, 6th Floor
	Phoenix, AZ 85012

	Capital Trust Company	19.02%
	2711 Centerville Road, Ste. 210
	Wilmington, DE 19808

	Maril & Co.	17.39%
	11270 W. Park Place, Suite 400
	Milwaukee, WI 53224

	PNC Bank	9.26%
	8800 Tinicum Blvd.
	Philadelphia, PA 19153

TempFund/ Cash Reserve Shares	Deutsche Bank	44.25%
	60 Wall Street
	New York, NY 10005

	Deutsche Bank	21.03%
	60 Wall Street
	New York, NY 10005

	PNC Bank	20.80%
	8800 Tinicum Blvd.
	Philadelphia, PA 19153

	Citizens National Bank	13.83%
	P.O. Box 911
	Meridian, MS 39302

TempFund/ Dollar Shares	PNC Bank	69.06%
	620 Liberty Avenue
	Pittsburgh, PA 15265

	Bank Of New York	12.91%

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Fund/Class	Name and Address of Owner	Percentage of Share Class
	111 Sanders Creek Parkway
	East Syracuse, NY 13057

TempFund/ Premier Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

TempFund/ Premier Choice Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

TempFund/ Private Client Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

TempCash/ Institutional Shares	PNC Bank	14.53%
	8800 Tinicum Blvd.
	Philadelphia, PA 19153

	State Street Bank & Trust	8.22%
	2 Avenue de Lafayette
	Boston, MA 02111

	Citigroup Global Markets Inc.	7.77%
	333 West 34th Street, 7th Floor
	New York, NY 10001

	Goldman Sachs Global Cash	6.40%
	71 South Wacker Drive, Ste. 500
	Chicago, IL 60606

	SEI Trust Company	5.72%
	One Freedom Valley Drive
	Oaks, PA 19456

	Bank of New York	5.61%
	111 Sanders Creek Parkway
	East Syracuse, NY 13057

TempCash/ Administration Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

TempCash/ Dollar Shares	Hilliard Lyons	74.30%

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Fund/Class	Name and Address of Owner	Percentage of Share Class
	500 W. Jefferson St, 6th Floor
	Louisville, KY 40202

	SAFECO	11.55%
	1191 Second Avenue, Suite 30
	Seattle, WA 98101

FedFund/ Institutional Shares	PNC Bank	25.03%
	8800 Tinicum Blvd.
	Philadelphia, PA 19153

	PNC Bank	11.25%
	620 Liberty Avenue
	Pittsburgh, PA 15265

	State Street Bank & Trust	7.97%
	2 Avenue de Lafayette
	Boston, MA 02111

	Schering Corporation	6.49%
	2000 Galloping Hill Road
	Kenilworth, NJ 07033

	Pittsburgh Corning Corporation	5.79%
	800 Presque Isle Drive
	Pittsburgh, PA 15239

	ATI Funding Corporation	5.51%
	801 West Street, 2nd Floor
	Wilmington, DE 19801

FedFund/ Administration Shares	PNC Bank	100%
	8800 Tinicum Blvd.
	Philadelphia, PA 19153

FedFund/ Bear Stearns Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

FedFund/ Cash Reserve Shares	Forward Funds Inc.	100%
	433 California Street, Suite 1
	San Francisco, CA 94104

FedFund/ Dollar Shares	PNC Bank	79.99%

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Fund/Class	Name and Address of Owner	Percentage of Share Class
	620 Liberty Avenue
	Pittsburgh, PA 15265

	PNC Bank	12.19%
	620 Liberty Avenue
	Pittsburgh, PA 15265

	Capital Trust Company of Delaware	6.62%
	2711 Centerville Road, Ste. 210
	Wilmington, DE 19808

FedFund/ Premier Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

FedFund/ Premier Choice Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

FedFund/ Private Client Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

MuniFund/ Institutional Shares	Bear Stearns Securities Corporation	20.03%
	One Metro Tech Center North
	Brooklyn, NY 11201

	PNC Bank	13.27%
	8800 Tinicum Blvd.
	Philadelphia, PA 19153

	Wells Fargo Bank	5.76%
	707 Wilshire Blvd., 17th Floor
	Los Angeles, CA 90017

	Union Bank	5.55%
	P.O. Box 85484
	San Diego, CA 92186

MuniFund/ Administration Shares	PNC Bank	99.69%
	8800 Tinicum Blvd.
	Philadelphia, PA 19153

MuniFund/ Bear Stearns Shares	Bear Stearns Securities Corporation	100%

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Fund/Class	Name and Address of Owner	Percentage of Share Class
	One Metro Tech Center North
	Brooklyn, NY 11201

MuniFund/ Cash Management Shares	Maril & Co.	82.52%
	11270 W. Park Place, Suite 400
	Milwaukee, WI 53224

	GE Financial Trust Company	17.48%
	3200 N. Central Avenue
	Phoenix, AZ 85012

MuniFund/ Dollar Shares	Broadway National Bank	54.81%
	P.O. Box 17001
	San Antonio, TX 78217

	PNC Bank	30.71%
	620 Liberty Avenue
	Pittsburgh, PA 15265

	Deutsche Bank	5.51%
	60 Wall Street
	New York, NY 10005

MuniFund/ Premier Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

MuniFund/ Premier Choice Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

MuniFund/ Private Client Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

MuniCash/ Institutional Shares	PNC Bank	41.95%
	8800 Tinicum Blvd.
	Philadelphia, PA 19153

	BlackRock Financial Management	14.01%
	40 East 52nd Street
	New York, NY 10022

MuniCash/ Administration Shares	Bear Stearns Securities Corporation	1.00%

85

Fund/Class	Name and Address of Owner	Percentage of Share Class
	One Metro Tech Center North
	Brooklyn, NY 11201

MuniCash/ Dollar Shares	Hilliard Lyons	48.58%
	500 W. Jefferson St, 6th Floor
	Louisville, KY 40202

	Bear Stearns Securities Corporation	23.45%
	One Metro Tech Center North
	Brooklyn, NY 11201

	PNC Bank	13.72%
	620 Liberty Avenue
	Pittsburgh, PA 15265

	First Westroads Bank	12.93%
	15750 West Dodge Road
	Omaha, NE 68118

California Money Fund/ Institutional Shares	Turtle & Co.	20.34%
	P.O. Box 5489
	Boston, MA 02206

	Santa Barbara Bank & Trust	16.91%
	1021 Anacapa Street
	P.O. Box 2340
	Santa Barbara, CA 93120

	U.S. Trust Company Of New York	10.20%
	499 Washington Blvd.
	Jersey City, NJ 07310

	PNC Bank	7.08%
	8800 Tinicum Blvd.
	Philadelphia, PA 19153

	United California Bank	6.45%
	P.O. Box 60078
	Los Angeles, CA 90060

	The Whittier Trust Company	6.07%
	1600 Huntington Drive
	South Pasadena, CA 91030

86

Fund/Class	Name and Address of Owner	Percentage of Share Class
	First American Trust Company	5.43%
	5 First American Way
	Santa Ana, CA 92707

	Union Bank	5.40%
	P.O. Box 85602
	San Diego, CA 92186

California Money Fund/Administration Shares	PNC Bank	100%
	8800 Tinicum Blvd.
	Philadelphia, PA 19153

California Money Fund/ Bear Stearns Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

California Money Fund/ Cash Management Shares	Union Bank	99.06%
	P.O. Box 85484
	San Diego, CA 92186

California Money Fund/ Dollar Shares	Bear Stearns Securities Corporation	76.39%
	One Metro Tech Center North
	Brooklyn, NY 11201

	Santa Barbara Bank & Trust	23.61%
	1021 Anacapa Street
	P.O. Box 2340
	Santa Barbara, CA 93120

California Money Fund/ Premier Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

California Money Fund/ Premier Choice Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

California Money Fund/ Private Client Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

New York Money Fund/ Institutional Shares	Bank Of America	17.64%
	411 North Akard Street
	Dallas, TX 75201

87

Fund/Class	Name and Address of Owner	Percentage of Share Class
	National Bank & Trust Company of Norwich	14.89%
	52 South Broad Street
	Norwich, NY 13815

	SEI Trust Company	13.50%
	One Freedom Valley Drive
	Oaks, PA 19456

	GFI Group Inc.	11.42%
	100 Wall Street
	New York, NY 10005

	Banc One	10.26%
	P.O. Box 160
	Westerville, OH 43086

	PNC Bank	9.55%
	8800 Tinicum Blvd.
	Philadelphia, PA 19153

New York Money Fund/ Administration Shares	PNC Bank	100%
	8800 Tinicum Blvd.
	Philadelphia, PA 19153

New York Money Fund/Bear Stearns Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

New York Money Fund/ Cash Management Shares	City National Bank	100%
	400 North Roxbury Dr.
	Beverly Hills, CA 90210

New York Money Fund/ Dollar Shares	Hilliard Lyons	50.25%
	500 West Jefferson Street, 6th Floor
	Louisville, KY 40202

	Goldman Sachs Global Cash	49.75%
	71 South Wacker Drive, Ste. 500
	Chicago, IL 60606

New York Money Fund/ Premier Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

88

Fund/Class	Name and Address of Owner	Percentage of Share Class
New York Money Fund/ Premier Choice Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

New York Money Fund/ Private Client Shares	Bear Stearns Securities Corporation	100%
	One Metro Tech Center North
	Brooklyn, NY 11201

T-Fund/ Institutional Shares	Union Bank	54.66%
	P.O. Box 85602
	San Diego, CA 92186

	Wachovia National Bank	12.00%
	1221 Lamar Street, Ste. 16
	Houston, TX 77010

	KPMG Peat Marwick	6.91%
	3 Chestnut Ridge Road
	Montvale, NJ 07645

T-Fund/ Administration Shares	Deutsche Bank	91.36%
	60 Wall Street
	New York, NY 10005

	PNC Bank	8.35%
	249 Fifth Avenue
	Pittsburgh, PA 15222

T-Fund/ Cash Management Shares	Union Bank	94.23%
	P.O. Box 85602
	San Diego, CA 92186

T-Fund/Dollar Shares	Bank Of New York	38.34%
	111 Sanders Creek Parkway
	East Syracuse, NY 13057

	UBS Securities, LLC	25.43%
	677 Washington Blvd.
	Stamford, CT 06901

	PNC Bank	12.71%
	620 Liberty Avenue
	Pittsburgh, PA 15265

89

Fund/Class	Name and Address of Owner	Percentage of Share Class
	Broadway National Bank	6.43%
	P.O. Box 17001
	San Antonio, TX 78217

	Union Bank	6.04%
	P.O. Box 85602
	San Diego, CA 92186

Federal Trust Fund/ Institutional Shares	Scaup & Co. Nominee	35.14%
	Trust Department, 5th Floor
	2 International Place
	Boston, MA 02110

	Allegheny County Airport	22.23%
	Landslide Terminal Suite
	P.O. Box 12370
	Pittsburgh, PA 15231

	LaSalle Bank	15.57%
	181 W. Madison Street, Suite 40
	Chicago, IL 60602

	Elk Partners	12.77%
	655 Madison Ave, 8th Floor
	New York, NY 10021

	Park West Bank & Trust Co.	7.18%
	229 Park Avenue
	W. Springfield, MA 01089

Federal Trust Fund/ Dollar Shares	Santa Barbara Bank & Trust	97.05%
	1021 Anacapa Street
	P.O. Box 2340
	Santa Barbara, CA 93120

Treasury Trust Fund/ Institutional Shares	PNC Bank	17.28%
	620 Liberty Avenue
	Pittsburgh, PA 15265

	David Blank	9.25%
	124 Brookside Drive
	Greenwich, CT 06831

90

Fund/Class	Name and Address of Owner	Percentage of Share Class
	PNC Bank	7.60%
	8800 Tinicum Blvd.
	Philadelphia, PA 19153

	Union Bank	7.42%
	P.O. Box 85602
	San Diego, CA 92186

	Pioneer Trust Bank NA	5.38%
	P.O. Box 2305
	Salem, OR 97308

Treasury Trust Fund/ Administration Shares	PNC Bank	100%
	8800 Tinicum Blvd.
	Philadelphia, PA 19153

Treasury Trust Fund/ Cash Management Shares	Maril & Co.	94.60%
	11270 W. Park Place, Suite 400
	Milwaukee, WI 53224

	Barrington Bank & Trust Co. NA	5.40%
	201 South Hough Street
	Barrington, IL 60010

Treasury Trust Fund/ Dollar Shares	Deutsche Bank	55.17%
	210 West 10th Street
	Kansas City, MO 64105

	PNC Bank	32.75%
	620 Liberty Avenue
	Pittsburgh, PA 15265

91

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” – Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – The obligor’s capacity to meet its financial commitment on the obligation is satisfactory. Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in the higher rating categories.

“A-3” – Obligor has adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” – An obligation is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation. Ratings of “B1”, “B-2” and “B-3” may be assigned to indicate finer distinction within the “B” category.

“C” – Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” – Obligations are in payment default. This rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Local Currency and Foreign Currency Risks – Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign Currency issuer ratings are also

A-1

distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s Investors Service (“Moody’s”) short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for U.S. public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

“F3” – Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

“B” – Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

A-2

“C” – Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

“D” – Indicates an entity or sovereign that has defaulted on all of its financial obligations.

“NR” – This designation indicates that Fitch does not publicly rate the associated issuer or issue.

“WD” – This designation indicates that the rating has been withdrawn and is no longer maintained by Fitch.

The following summarizes the ratings used by Dominion Bond Rating Service Limited (“DBRS”) for commercial paper and short-term debt:

“R-1 (high)”– Short-term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability that is both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results, and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an “R-1 (high)”, few entities are strong enough to achieve this rating.

“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits by only a small degree. Given the extremely tough definition DBRS has established for the “R-1 (high)” category, entities rated “R-1 (middle)” are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.

“R-1 (low)” – Short-term debt rated “R-1 (low)” is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios are not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

“R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt, and profitability ratios is not as strong as credits rated in the “R-1 (low)” category. Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.

“R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. Relative to the “R-2 (high)” category, entities rated “R-2 (middle)” typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or are negatively impacted by a weaker industry. Ratings in this category would be more vulnerable to adverse changes in financial and economic conditions.

“R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality, typically having some combination of challenges that are not acceptable for an “R-2

A-3

(middle)” credit. However, “R-2 (low)” ratings still display a level of credit strength that allows for a higher rating than the “R-3” category, with this distinction often reflecting the issuer’s liquidity profile.

“R-3” – Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality, one step up from being speculative. While not yet defined as speculative, the R-3 category signifies that although repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside the issuer’s control. Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.

“R-4” – Short-term debt rated R-4 is speculative. R-4 credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with R-4 ratings would normally have very limited access to alternative sources of liquidity. Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

“R-5” – Short-tern debt rated R-5 is highly speculative. There is a reasonably high level of uncertainty as to the ability of the entity to repay the obligations on a continuing basis in the future, especially in periods of economic recession or industry adversity. In some cases, short term debt rated R-5 may have challenges that if not corrected, could lead to default.

“D” – A security rated “D” implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future. In some cases, DBRS may not assign a “D” rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the “D” rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued, or reinstated by DBRS.

Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

A-4

Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment.

“C” – A subordinated debt or preferred stock obligation rated “C” is currently highly vulnerable to nonpayment. The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A “C” also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

“D” – An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) – The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“NR” – This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Local Currency and Foreign Currency Risks – Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

A-5

The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be of very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be of high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

A-6

“BBB” – Securities considered to be of good credit quality. “BBB” ratings indicate that there is currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

“BB” – Securities considered to be speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

“B” – Securities considered to be highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

“CCC,” “CC” and “C” – Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

“RD” – Indicates an entity has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

“D” – Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” category or to categories below “CCC”.

“NR” indicates that Fitch does not publicly rate the associated issue or issuer.

The following summarizes the ratings used by DBRS for long-term debt:

“AAA” – Long-term debt rated “AAA” is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity. The strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely high standard which DBRS has set for this category, few entities are able to achieve a “AAA” rating.

“AA” – Long-term debt rated “AA” is of superior credit quality, and protection of interest and principal is considered high. In many cases they differ from long-term debt rated “AAA” only to a small degree. Given the extremely restrictive definition DBRS has for the “AAA” category, entities rated “AA” are also considered to be strong credits, typically exemplifying above-average strength in key areas of consideration and unlikely to be significantly affected by reasonably foreseeable events.

“A” – Long-term debt rated “A” is of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of “AA” rated entities. While “A”

A-7

is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.

“BBB” – Long-term debt rated “BBB” is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

“BB” – Long-term debt rated “BB” is defined to be speculative and non-investment grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the “BB” range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

“B” – Long-term debt rated “B” is highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

“CCC”, CC” and “C” –Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated “B.” Long-term debt rated below “B” often have features which, if not remedied, may lead to default. In practice, there is little difference between these three categories, with “CC” and “C” normally used for lower ranking debt of companies for which the senior debt is rated in the “CCC” to “B” range.

“D” – A security rated “D” implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, DBRS may not assign a “D” rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the “D” rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued or reinstated by DBRS.

(“high”, “low”) – Each rating category is denoted by the subcategories “high” and “low”. The absence of either a “high” or “low” designation indicates the rating is in the “middle” of the category. The “AAA” and “D” categories do not utilize “high”, “middle”, and “low” as differential grades.

Municipal Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

•	Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

A-8

Note rating symbols are as follows:

“SP-1” – The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

“SP-2” – The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels – “MIG-1” through “MIG-3”. In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade. MIG ratings expire at the maturity of the obligation. The following summarizes the ratings used by Moody’s for these short-term obligations:

“MIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long- or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR”, e.g., “Aaa/NR” or “NR/VMIG-1”.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

“VMIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

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“VMIG-2” – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

About Credit Ratings

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Moody’s credit ratings must be construed solely as statements of opinion and not as statements of fact or recommendations to purchase, sell or hold any securities.

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS credit ratings are not buy, hold or sell recommendations, but rather the result of qualitative and quantitative analysis focusing solely on the credit quality of the issuer and its underlying obligations.

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